SEASONS SERIES TRUST SA MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 72.6%
Advanced Materials — 0.0%
Materion Corp.	155	$11,679
Advertising Services — 0.0%
National CineMedia, Inc.	1,775	8,999
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	125	12,519
Aerospace/Defense-Equipment — 1.3%
AAR Corp.†	400	15,500
Astronics Corp.†	1,325	23,201
Barnes Group, Inc.	175	8,969
HEICO Corp., Class A	5,472	679,513
Moog, Inc., Class A	125	10,507
		737,690
Agricultural Operations — 0.0%
Andersons, Inc.	75	2,290
Airlines — 0.1%
Allegiant Travel Co.†	125	24,250
SkyWest, Inc.†	550	23,688
		47,938
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	125	48,009
Applications Software — 1.6%
Alkami Technology, Inc.†	121	4,316
Appfolio, Inc., Class A†	475	67,070
DigitalOcean Holdings, Inc.†	626	34,799
JFrog, Ltd.†	125	5,690
Roper Technologies, Inc.	672	315,974
ServiceNow, Inc.†	899	494,046
Sprout Social, Inc., Class A†	385	34,427
		956,322
Auto-Truck Trailers — 0.1%
Wabash National Corp.	2,675	42,800
Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc.	1,775	42,174
Lear Corp.	100	17,528
Meritor, Inc.†	625	14,637
		74,339
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	507	20,630
Banks-Commercial — 1.4%
1st Source Corp.	200	9,292
Atlantic Union Bankshares Corp.	166	6,013
BancorpSouth Bank	800	22,664
Banner Corp.	600	32,526
Cadence BanCorp	2,550	53,244
Cathay General Bancorp	1,050	41,328
Central Pacific Financial Corp.	950	24,757
CIT Group, Inc.	575	29,664
Columbia Banking System, Inc.	1,000	38,560
CVB Financial Corp.	1,275	26,252
Eastern Bankshares, Inc.	4,350	89,479
Enterprise Financial Services Corp.	175	8,118
Equity Bancshares, Inc., Class A†	350	10,672
First Commonwealth Financial Corp.	1,275	17,939
First Community Bankshares, Inc.	75	2,239
First Hawaiian, Inc.	425	12,045
First Merchants Corp.	750	31,252
Great Western Bancorp, Inc.	1,175	38,528
HarborOne Bancorp, Inc.	350	5,019
HomeStreet, Inc.	450	18,333
Hope Bancorp, Inc.	3,055	43,320
Independent Bank Corp.	375	8,141
Old National Bancorp	2,200	38,742
Pinnacle Financial Partners, Inc.	325	28,694
Premier Financial Corp.	125	3,551
Simmons First National Corp., Class A	975	28,607
Trustmark Corp.	1,125	34,650
UMB Financial Corp.	300	27,918
Webster Financial Corp.	575	30,671
Westamerica BanCorp	375	21,761
		783,979
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	925	10,915
Building & Construction Products-Misc. — 0.1%
Forterra, Inc.†	100	2,351
Gibraltar Industries, Inc.†	75	5,723
Louisiana-Pacific Corp.	445	26,829
		34,903
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	925	72,881
EMCOR Group, Inc.	675	83,153
MYR Group, Inc.†	275	25,003
TopBuild Corp.†	295	58,345
		239,382
Building Products-Cement — 0.0%
US Concrete, Inc.†	60	4,428
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	875	15,907
Masonite International Corp.†	50	5,590
		21,497
Building Products-Wood — 0.1%
Boise Cascade Co.	225	13,129
UFP Industries, Inc.	285	21,187
		34,316
Building-Heavy Construction — 0.3%
Arcosa, Inc.	450	26,433
MasTec, Inc.†	1,035	109,814
Primoris Services Corp.	1,675	49,295
		185,542
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,325	58,764
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	25	1,699
Building-Residential/Commercial — 0.3%
Meritage Homes Corp.†	100	9,408
Tri Pointe Homes, Inc.†	6,900	147,867
		157,275
Casino Hotels — 0.1%
Boyd Gaming Corp.†	725	44,580
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	425	13,749

Orion Engineered Carbons SA†	500	9,495
		23,244
Chemicals-Specialty — 0.2%
H.B. Fuller Co.	200	12,722
Ingevity Corp.†	390	31,731
Minerals Technologies, Inc.	260	20,454
PQ Group Holdings, Inc.	375	5,760
Tronox Holdings PLC, Class A	1,975	44,240
Zymergen, Inc.†	625	25,006
		139,913
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,175	16,803
Coal — 0.1%
Arch Resources, Inc.†	220	12,536
SunCoke Energy, Inc.	2,400	17,136
Warrior Met Coal, Inc.	800	13,760
		43,432
Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	425	19,911
Medifast, Inc.	50	14,149
SP Plus Corp.†	325	9,942
Team, Inc.†	450	3,015
		47,017
Commercial Services-Finance — 5.1%
Adyen NV†*	183	447,113
Avalara, Inc.†	2,031	328,616
EVERTEC, Inc.	350	15,277
PayPal Holdings, Inc.†	1,759	512,713
Square, Inc., Class A†	6,749	1,645,406
		2,949,125
Communications Software — 2.2%
Avaya Holdings Corp.†	1,500	40,350
Zoom Video Communications, Inc., Class A†	3,135	1,213,339
		1,253,689
Computer Data Security — 0.0%
Qualys, Inc.†	55	5,538
SecureWorks Corp., Class A†	900	16,677
		22,215
Computer Services — 0.1%
CACI International, Inc., Class A†	100	25,512
Insight Enterprises, Inc.†	75	7,501
KBR, Inc.	300	11,445
Sykes Enterprises, Inc.†	575	30,877
		75,335
Computer Software — 6.6%
Box, Inc., Class A†	1,200	30,660
Datadog, Inc., Class A†	4,625	481,370
Envestnet, Inc.†	50	3,793
Snowflake, Inc., Class A†	4,597	1,111,555
Twilio, Inc., Class A†	4,484	1,767,413
ZoomInfo Technologies, Inc., Class A†	9,115	475,530
		3,870,321
Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc.†	700	8,988
NetScout Systems, Inc.†	2,675	76,344
		85,332
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	675	33,176
Kelly Services, Inc., Class A†	1,675	40,150
		73,326
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co., Class A†	250	12,075
Quanex Building Products Corp.	450	11,178
		23,253
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	270	16,349
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	420	7,619
Pactiv Evergreen, Inc,	150	2,260
		9,879
Cosmetics & Toiletries — 0.0%
Honest Co., Inc.†	757	12,256
Data Processing/Management — 1.0%
CommVault Systems, Inc.†	600	46,902
CSG Systems International, Inc.	115	5,426
DocuSign, Inc.†	1,901	531,462
		583,790
Diagnostic Equipment — 0.6%
Adaptive Biotechnologies Corp.†	225	9,193
Danaher Corp.	1,294	347,258
		356,451
Distribution/Wholesale — 0.3%
Avient Corp.	800	39,328
Core-Mark Holding Co., Inc.	1,275	57,388
G-III Apparel Group, Ltd.†	475	15,608
ScanSource, Inc.†	1,650	46,414
Veritiv Corp.†	225	13,820
		172,558
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	225	21,859
Fabrinet†	350	33,554
		55,413
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	5,450	19,511
Heron Therapeutics, Inc.†	1,900	29,488
		48,999
E-Commerce/Products — 5.2%
Amazon.com, Inc.†	411	1,413,906
Chewy, Inc., Class A†	4,449	354,630
Farfetch, Ltd., Class A†	10,977	552,802
Wayfair, Inc., Class A†	2,350	741,918
		3,063,256

E-Commerce/Services — 2.3%
EverQuote, Inc., Class A†	200	6,536
Match Group, Inc.†	3,111	501,649
Stamps.com, Inc.†	175	35,051
Uber Technologies, Inc.†	15,438	773,752
Upwork, Inc.†	625	36,431
		1,353,419
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	2,025	37,625
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,000	80,420
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	975	11,047
Electric-Integrated — 0.1%
Black Hills Corp.	250	16,407
IDACORP, Inc.	50	4,875
PNM Resources, Inc.	275	13,412
Portland General Electric Co.	600	27,648
		62,342
Electronic Components-Misc. — 0.3%
Benchmark Electronics, Inc.	1,275	36,287
Kimball Electronics, Inc.†	250	5,435
Knowles Corp.†	1,500	29,610
OSI Systems, Inc.†	200	20,328
Sanmina Corp.†	450	17,532
Vishay Intertechnology, Inc.	1,575	35,516
		144,708
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.	800	18,936
MACOM Technology Solutions Holdings, Inc.†	150	9,612
Rambus, Inc.†	2,075	49,198
SMART Global Holdings, Inc.†	2,125	101,320
		179,066
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	950	9,120
Green Plains, Inc.†	600	20,172
Renewable Energy Group, Inc.†	265	16,520
REX American Resources Corp.†	140	12,625
SunPower Corp.†	475	13,880
Sunrun, Inc.†	875	48,807
		121,124
Enterprise Software/Service — 6.5%
ACI Worldwide, Inc.†	650	24,141
American Software, Inc., Class A	1,450	31,842
Blackline, Inc.†	60	6,676
Coupa Software, Inc.†	2,211	579,525
Donnelley Financial Solutions, Inc.†	425	14,025
eGain Corp.†	3,271	37,551
Evolent Health, Inc., Class A†	2,050	43,296
ManTech International Corp., Class A	1,740	150,580
Momentive Global, Inc.†	2,500	52,675
salesforce.com, Inc.†	1,917	468,266
SPS Commerce, Inc.†	30	2,996
Veeva Systems, Inc., Class A†	5,034	1,565,322
Workday, Inc., Class A†	3,014	719,562
Workiva, Inc.†	840	93,517
		3,789,974
Entertainment Software — 0.9%
Activision Blizzard, Inc.	5,162	492,661
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	255	31,120
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	25	11,353
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	425	23,864
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	400	2,412
Navient Corp.	2,350	45,425
Nelnet, Inc., Class A	50	3,762
Regional Management Corp.	175	8,144
		59,743
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	650	26,682
Houlihan Lokey, Inc.	25	2,045
Piper Sandler Cos.	100	12,956
		41,683
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	300	9,918
PennyMac Financial Services, Inc.	375	23,145
		33,063
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,200	16,320
NMI Holdings, Inc., Class A†	275	6,182
Radian Group, Inc.	1,475	32,819
		55,321
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	325	16,601
Food-Catering — 0.0%
Healthcare Services Group, Inc.	625	19,731
Food-Misc./Diversified — 0.2%
BellRing Brands, Inc., Class A†	3,325	104,205
John B. Sanfilippo & Son, Inc.	200	17,714
		121,919
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	1,025	25,471
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	75	1,448
Gas-Distribution — 0.1%
New Jersey Resources Corp.	200	7,914
Northwest Natural Holding Co.	225	11,817
ONE Gas, Inc.	275	20,383
Southwest Gas Holdings, Inc.	175	11,583
		51,697
Gold Mining — 0.1%
Royal Gold, Inc.	706	80,555

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	225	6,678
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	250	20,120
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	375	10,350
Herman Miller, Inc.	900	42,426
Hooker Furniture Corp.	225	7,794
Sleep Number Corp.†	500	54,975
		115,545
Human Resources — 0.3%
Barrett Business Services, Inc.	150	10,892
Cross Country Healthcare, Inc.†	3,675	60,674
Heidrick & Struggles International, Inc.	75	3,341
Kforce, Inc.	500	31,465
Korn Ferry	350	25,393
TrueBlue, Inc.†	1,275	35,840
		167,605
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	350	8,827
Clearway Energy, Inc., Class C	75	1,986
		10,813
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	525	16,968
CNO Financial Group, Inc.	1,150	27,163
Primerica, Inc.	75	11,485
		55,616
Insurance-Property/Casualty — 0.1%
First American Financial Corp.	125	7,794
Heritage Insurance Holdings, Inc.	100	858
Horace Mann Educators Corp.	50	1,871
James River Group Holdings, Ltd.	100	3,752
Selective Insurance Group, Inc.	140	11,361
Stewart Information Services Corp.	175	9,921
		35,557
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	340	17,622
Essent Group, Ltd.	950	42,703
		60,325
Internet Application Software — 4.7%
Okta, Inc.†	3,304	808,423
Shopify, Inc., Class A†	1,333	1,947,486
		2,755,909
Internet Content-Entertainment — 7.4%
Facebook, Inc., Class A†	1,372	477,058
Snap, Inc., Class A†	12,135	826,879
Spotify Technology SA†	4,296	1,183,935
Twitter, Inc.†	27,032	1,860,072
		4,347,944
Internet Content-Information/News — 1.9%
IAC/InterActiveCorp†	4,512	695,615
Vimeo, Inc.†	7,325	358,925
Yelp, Inc.†	1,050	41,958
		1,096,498
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	100	5,082
Blucora, Inc.†	1,575	27,263
BrightSphere Investment Group, Inc.	925	21,673
Cohen & Steers, Inc.	75	6,157
Federated Hermes, Inc.	500	16,955
Focus Financial Partners, Inc., Class A†	675	32,737
Stifel Financial Corp.	422	27,371
Virtus Investment Partners, Inc.	90	24,999
		162,237
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	775	18,988
Machinery-Electrical — 0.1%
Argan, Inc.	875	41,816
Bloom Energy Corp., Class A†	1,150	30,901
		72,717
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	700	45,514
Kadant, Inc.	125	22,011
		67,525
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	350	5,964
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	6,750	124,942
Apollo Medical Holdings, Inc.†	125	7,851
Oscar Health, Inc.. Class A†	113	2,430
		135,223
Medical Instruments — 3.0%
AngioDynamics, Inc.†	1,100	29,843
Intuitive Surgical, Inc.†	1,640	1,508,210
Natus Medical, Inc.†	925	24,032
NuVasive, Inc.†	2,325	157,588
		1,719,673
Medical Labs & Testing Services — 0.2%
Medpace Holdings, Inc.†	240	42,391
OPKO Health, Inc.†	5,000	20,250
Personalis, Inc.†	1,450	36,685
		99,326
Medical Products — 0.5%
Accuray, Inc.†	4,700	21,244
Bioventus, Inc., Class A†	1,050	18,480
Cardiovascular Systems, Inc.†	2,750	117,287
Inspire Medical Systems, Inc.†	25	4,832
Integer Holdings Corp.†	670	63,114
LivaNova PLC†	350	29,438
SeaSpine Holdings Corp.†	200	4,102
Zynex, Inc.†	1,650	25,625
		284,122
Medical-Biomedical/Gene — 2.2%
ACADIA Pharmaceuticals, Inc.†	600	14,634

Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
Amicus Therapeutics, Inc.†	4,450	42,898
Arena Pharmaceuticals, Inc.†	735	50,127
Atara Biotherapeutics, Inc.†	3,250	50,537
Biohaven Pharmaceutical Holding Co., Ltd.†	50	4,854
Black Diamond Therapeutics, Inc.†	1,950	23,770
Bluebird Bio, Inc.†	187	5,980
Bridgebio Pharma, Inc.†	325	19,812
CytomX Therapeutics, Inc.†	2,900	18,357
Decibel Therapeutics, Inc.†	26	224
Dicerna Pharmaceuticals, Inc.†	775	28,923
Eiger BioPharmaceuticals, Inc.†	1,025	8,733
Emergent BioSolutions, Inc.†	75	4,724
Esperion Therapeutics, Inc.†	125	2,644
Homology Medicines, Inc.†	250	1,818
Insmed, Inc.†	1,175	33,440
Intercept Pharmaceuticals, Inc.†	1,775	35,447
Ligand Pharmaceuticals, Inc.†	250	32,797
Myriad Genetics, Inc.†	750	22,935
Puma Biotechnology, Inc.†	1,325	12,163
REGENXBIO, Inc.†	900	34,965
Royalty Pharma PLC, Class A	16,758	686,910
Sana Biotechnology, Inc.†	13	256
Sensei Biotherapeutics, Inc.†	1,550	15,128
Sigilon Therapeutics, Inc.†	1,025	10,998
Sutro Biopharma, Inc.†	150	2,789
TG Therapeutics, Inc.†	650	25,213
Travere Therapeutics, Inc.†	750	10,943
Turning Point Therapeutics, Inc.†	140	10,923
UroGen Pharma, Ltd.†	525	8,017
VYNE Therapeutics, Inc.†	68	239
WaVe Life Sciences, Ltd.†	1,675	11,156
Xencor, Inc.†	1,725	59,495
Y-mAbs Therapeutics, Inc.†	50	1,690
		1,294,705
Medical-Drugs — 1.3%
Amphastar Pharmaceuticals, Inc.†	1,300	26,208
Athenex, Inc.†	925	4,274
Catalyst Pharmaceuticals, Inc.†	7,475	42,981
Coherus Biosciences, Inc.†	4,700	65,001
Corcept Therapeutics, Inc.†	3,800	83,600
Eagle Pharmaceuticals, Inc.†	1,025	43,870
Fulcrum Therapeutics, Inc.†	1,298	13,603
Gritstone Oncology, Inc.†	175	1,598
Harpoon Therapeutics, Inc.†	2,032	28,184
Landos Biopharma, Inc.†	1,195	13,802
Lannett Co., Inc.†	3,650	17,046
Marinus Pharmaceuticals, Inc.†	1,044	18,729
Vanda Pharmaceuticals, Inc.†	3,150	67,756
Zoetis, Inc.	1,783	332,280
		758,932
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	3,125	16,000
Arvinas, Inc.†	25	1,925
Endo International PLC†	5,800	27,144
		45,069
Medical-HMO — 0.0%
Tivity Health, Inc.†	150	3,947
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	825	55,267
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	2,167
Medical-Outpatient/Home Medical — 0.1%
LHC Group, Inc.†	205	41,053
ModivCare, Inc.†	25	4,252
		45,305
Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	2,100	57,561
Owens & Minor, Inc.	775	32,806
		90,367
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	175	9,062
Rexnord Corp.	100	5,004
		14,066
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	25	1,530
Metal-Aluminum — 0.1%
Alcoa Corp.†	700	25,788
Arconic Corp.†	675	24,043
Kaiser Aluminum Corp.	100	12,349
		62,180
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	3,925	81,247
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	690	39,089
Networking Products — 0.2%
A10 Networks, Inc.†	3,525	39,691
Extreme Networks, Inc.†	3,900	43,524
		83,215
Office Furnishings-Original — 0.1%
HNI Corp.	725	31,878
Steelcase, Inc., Class A	2,275	34,375
		66,253
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	2,150	18,555
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,950	19,383
Oil Companies-Exploration & Production — 0.4%
Antero Resources Corp.†	2,755	41,408
Berry Corp.	325	2,184
CNX Resources Corp.†	475	6,489
Falcon Minerals Corp.	200	1,016
Magnolia Oil & Gas Corp., Class A†	2,275	35,558
Ovintiv, Inc.	2,675	84,182
PDC Energy, Inc.	550	25,184

Range Resources Corp.†	1,300	21,788
		217,809
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.	400	8,648
Oil-Field Services — 0.2%
ChampionX Corp.†	275	7,054
Matrix Service Co.†	2,225	23,363
MRC Global, Inc.†	1,525	14,335
NexTier Oilfield Solutions, Inc.†	3,150	14,994
NOW, Inc.†	4,025	38,197
Oceaneering International, Inc.†	225	3,503
Oil States International, Inc.†	900	7,065
ProPetro Holding Corp.†	1,175	10,763
Select Energy Services, Inc., Class A†	500	3,020
		122,294
Optical Supplies — 0.1%
STAAR Surgical Co.†	440	67,100
Paper & Related Products — 0.1%
Domtar Corp.†	275	15,114
Glatfelter Corp.	1,175	16,415
Neenah, Inc.	150	7,525
Verso Corp., Class A	650	11,505
		50,559
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	1,450	97,875
Pharmacy Services — 0.1%
Option Care Health, Inc.†	1,775	38,819
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	525	16,249
Printing-Commercial — 0.0%
Ennis, Inc.	1,075	23,134
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,625	17,940
Real Estate Investment Trusts — 1.4%
Agree Realty Corp.	390	27,491
Alexander & Baldwin, Inc.	534	9,783
American Assets Trust, Inc.	175	6,526
American Finance Trust, Inc.	425	3,604
Americold Realty Trust	400	15,140
Ares Commercial Real Estate Corp.	425	6,243
Blackstone Mtg. Trust, Inc., Class A	500	15,945
Broadstone Net Lease, Inc.	650	15,216
CareTrust REIT, Inc.	600	13,938
CatchMark Timber Trust, Inc., Class A	500	5,850
Centerspace	135	10,652
Chatham Lodging Trust†	125	1,609
City Office REIT, Inc.	650	8,080
Columbia Property Trust, Inc.	100	1,739
Community Healthcare Trust, Inc.	200	9,492
Corporate Office Properties Trust	450	12,596
DiamondRock Hospitality Co.†	1,300	12,610
DigitalBridge Group, Inc.†	1,550	12,245
Easterly Government Properties, Inc.	325	6,851
Ellington Financial, Inc.	825	15,799
Equity LifeStyle Properties, Inc.	50	3,716
Essential Properties Realty Trust, Inc.	375	10,140
First Industrial Realty Trust, Inc.	400	20,892
Four Corners Property Trust, Inc.	850	23,468
Getty Realty Corp.	650	20,247
Gladstone Commercial Corp.	475	10,716
Global Medical REIT, Inc.	75	1,107
Global Net Lease, Inc.	350	6,475
Granite Point Mtg. Trust, Inc.	200	2,950
Great Ajax Corp.	50	649
Healthcare Realty Trust, Inc.	540	16,308
Highwoods Properties, Inc.	125	5,646
Independence Realty Trust, Inc.	375	6,836
Innovative Industrial Properties, Inc.	40	7,641
Kite Realty Group Trust	800	17,608
KKR Real Estate Finance Trust, Inc.	950	20,548
Ladder Capital Corp.	1,250	14,425
Lexington Realty Trust	1,100	13,145
National Storage Affiliates Trust	390	19,718
New Senior Investment Group, Inc.	1,825	16,023
PennyMac Mtg. Investment Trust	1,350	28,431
Physicians Realty Trust	775	14,314
Piedmont Office Realty Trust, Inc., Class A	775	14,314
Plymouth Industrial REIT, Inc.	750	15,015
PotlatchDeltic Corp.	335	17,805
QTS Realty Trust, Inc., Class A	400	30,920
Ready Capital Corp.	250	3,968
Redwood Trust, Inc.	2,400	28,968
Retail Opportunity Investments Corp.	375	6,623
Retail Properties of America, Inc., Class A	700	8,015
Ryman Hospitality Properties, Inc.†	175	13,818
Sabra Health Care REIT, Inc.	1,400	25,480
Service Properties Trust	250	3,150
SITE Centers Corp.	500	7,530
STAG Industrial, Inc.	900	33,687
Summit Hotel Properties, Inc.†	275	2,566
Sunstone Hotel Investors, Inc.†	2,450	30,429
Terreno Realty Corp.	335	21,614
TPG RE Finance Trust, Inc.	700	9,415
UMH Properties, Inc.	400	8,728
Xenia Hotels & Resorts, Inc.†	775	14,516
		788,973
Real Estate Management/Services — 0.1%
Realogy Holdings Corp.†	1,525	27,786
Rental Auto/Equipment — 0.4%
Herc Holdings, Inc.†	1,375	154,096
PROG Holdings, Inc.	975	46,927
		201,023
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	325	51,772
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A†	1,400	65,002
Children's Place, Inc.†	175	16,285
Guess?, Inc.	750	19,800
Lululemon Athletica, Inc.†	816	297,816

Winmark Corp.	50	9,604
		408,507
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	50	7,722
Lithia Motors, Inc.	25	8,591
Rush Enterprises, Inc., Class A	175	7,567
Sonic Automotive, Inc., Class A	475	21,251
		45,131
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	600	19,974
Retail-Discount — 1.3%
Costco Wholesale Corp.	1,862	736,738
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.†	235	18,986
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	200	15,288
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	390	52,014
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	250	45,220
Macy's, Inc.†	2,175	41,238
		86,458
Retail-Restaurants — 0.1%
Bloomin' Brands, Inc.†	1,900	51,566
Del Taco Restaurants, Inc.	2,600	26,026
		77,592
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	250	22,408
Zumiez, Inc.†	650	31,843
		54,251
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	158	2,710
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	125	2,625
Trinseo SA	300	17,952
		20,577
Satellite Telecom — 0.2%
EchoStar Corp., Class A†	2,700	65,583
Gogo, Inc.†	3,375	38,407
		103,990
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	525	24,355
Brookline Bancorp, Inc.	1,100	16,445
Flushing Financial Corp.	250	5,358
HomeTrust Bancshares, Inc.	450	12,555
Investors Bancorp, Inc.	850	12,121
Meridian Bancorp, Inc.	1,875	38,362
Northfield Bancorp, Inc.	1,775	29,110
People's United Financial, Inc.	423	7,250
Washington Federal, Inc.	1,050	33,369
		178,925
Schools — 0.0%
Coursera, Inc.†	170	6,725
Security Services — 0.0%
Brink's Co.	150	11,526
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	175	14,896
Semiconductor Equipment — 1.5%
ASML Holding NV	1,164	804,138
Cohu, Inc.†	1,025	37,710
Veeco Instruments, Inc.†	950	22,838
		864,686
Software Tools — 0.0%
Digital Turbine, Inc.†	275	20,908
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	110	12,823
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	1,075	23,177
Commercial Metals Co.	800	24,576
United States Steel Corp.	175	4,200
		51,953
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	900	18,765
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	413	3,631
Vonage Holdings Corp.†	3,225	46,472
		50,103
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	500	10,325
Television — 0.2%
AMC Networks, Inc., Class A†	825	55,110
Sinclair Broadcast Group, Inc., Class A	1,425	47,338
		102,448
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	650	36,842
Cinemark Holdings, Inc.†	400	8,780
		45,622
Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	7,025	26,624
Flexion Therapeutics, Inc.†	1,325	10,905
Sarepta Therapeutics, Inc.†	600	46,644
		84,173
Transport-Marine — 0.0%
Costamare, Inc.	625	7,381
Dorian LPG, Ltd.†	519	7,329
		14,710
Transport-Services — 0.2%
Echo Global Logistics, Inc.†	2,500	76,850
Hub Group, Inc., Class A†	250	16,495
		93,345
Transport-Truck — 0.1%
ArcBest Corp.	995	57,899

Schneider National, Inc., Class B	175	3,810
Werner Enterprises, Inc.	125	5,565
		67,274
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	250	13,182
USANA Health Sciences, Inc.†	525	53,776
		66,958
Water — 0.1%
American States Water Co.	900	71,604
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	350	9,387
Total Common Stocks (cost $29,918,524)		42,417,421

ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.43% (1 ML+0.17%) due 01/25/2037(2)	$22	71
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	15,586
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	30,754	31,055
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	46,164	46,116
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	35,551	35,545
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(2)(4)	15,448	15,519
Apidos CLO FRS Series 2015-21A, Class A1R 1.12% (3 ML+0.93%) due 07/18/2027*(3)	166,974	167,026
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.67% (1 ML+1.58%) due 10/25/2034	1,492	1,543
BANK VRS Series 2018-BN14, Class XA 0.51% due 09/15/2060(4)(5)(6)(6)	970,905	27,731
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(5)	35,000	39,443
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	39,995	41,026
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	37,374	37,762
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	37,021	37,344
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	39,049	39,871
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1
2.89% due 02/25/2036(2)(4)	12,978	12,255
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(4)(5)(6)	98,582	2,680
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(4)(5)(6)	121,380	3,150
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(4)(5)(6)	111,356	8,450
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(4)(5)(6)	99,906	11,949
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(7)	23,275	23,618
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	28,282	28,744
Citigroup Commercial Mtg. Trust Series 2015-GC29, Class A4 3.19% due 04/10/2048(5)	50,000	53,615
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	50,000	54,839
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	21,578
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	6,533	6,510
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(7)	87,438	87,692
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	37,477
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	46,624
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	41,361	44,036

Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	105,923
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	4,470	3,230
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(4)(5)(6)	296,018	7,009
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(5)	28,528	29,874
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(5)	40,000	42,570
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(5)	23,864	25,078
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,750	50,837
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,286
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	25,671
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	10,276
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(2)(4)	11,225	11,321
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(5)	31,000	33,247
GS Mtg. Securities Corp. Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(5)	30,909	32,228
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(4)(5)(6)	990,295	22,330
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	42,983
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.89% due 03/25/2047(2)(4)	2,903	2,312
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.95% due 01/25/2036(2)(4)	5,065	5,173
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	14,029	14,158
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.63% (1 ML+0.54%) due 05/25/2035(2)	6,708	6,676
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	42,369
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	64,468
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3
3.14% due 12/15/2049(5)	30,000	32,498
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(5)	10,000	10,310
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1
2.69% due 12/25/2034(2)(4)	2,768	2,875
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(4)	33,227	33,736
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(4)(5)(6)	63,133	1,761
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	6,164	3,845
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.28%) due 10/25/2035(2)	10,838	10,845
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.84% (1 ML + 0.75%) due 01/25/2048*(2)	40,046	40,120
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 09/25/2058*(2)(4)	92,167	92,158
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(2)	28,634	29,001
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	34,558	36,761
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	38,501	41,214
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	33,506	35,675

New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	44,702	47,824
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.61% due 06/25/2036(2)(4)	17,357	15,316
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	3,305	3,412
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	7,811	4,813
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	60,263	25,952
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	5,000	5,063
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	20,402	17,381
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.59% due 02/20/2047(2)(4)	11,827	10,679
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(5)	30,000	31,136
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(2)(4)	50,000	49,966
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 1.11% (3 ML+0.92%) due 10/20/2027*(3)	211,068	210,816
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.59% (1 ML+0.25%) due 11/25/2036	50,000	48,294
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	40,298	41,433
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	43,944	45,006
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML + 1.17%) due 07/20/2032*(3)	250,000	249,936
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(5)	31,162	32,084
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(5)	35,000	38,674
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	32,300
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(2)(4)	3,405	3,343
Wendy's Funding LLC
Series 2021-1A, Class A2I
2.37% due 06/15/2051*	50,000	50,444
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	10,000	10,125
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	20,568
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	37,775
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	38,884
Total Asset Backed Securities (cost $2,965,126)		3,008,897

U.S. CORPORATE BONDS & NOTES — 7.9%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	20,000	21,100
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 5.04% due 05/01/2027	5,000	5,772
Boeing Co. Senior Notes 5.15% due 05/01/2030	15,000	17,779
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	5,000	6,121
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	10,000	13,133
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	11,126
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	6,055
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,437
		66,423
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	13,816

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	16,200
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	40,000	42,088
		58,288
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	5,000	5,457
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	10,000	10,743
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	20,000	21,194
		37,394
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	30,000	35,527
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	10,000	9,938
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	30,000	29,859
		75,324
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,309
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	10,000	10,493
State Street Corp. Senior Notes 2.35% due 11/01/2025	15,000	15,772
State Street Corp. Senior Notes 2.90% due 03/30/2026	5,000	5,340
		31,605
Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	10,486
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	20,000	20,985
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	10,466
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	59,340
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	16,133
Wells Fargo & Co.
Sub. Notes
4.90% due 11/17/2045	5,000	6,410
		123,820
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 2.25% due 01/05/2032	25,000	25,627
Coca-Cola Co. Senior Notes
3.00% due 03/05/2051	5,000	5,209
		30,836
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	21,678
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	12,549
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	15,000	19,798
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,140
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	5,000	5,367
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,641
		70,173
Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,145
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	21,000	22,245
		24,390
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	11,000	11,566
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	10,000	9,572

Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	20,000	20,625
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	15,000	15,701
		57,464
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	14,000	16,345
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	11,224
		27,569
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	5,000	5,094
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	31,275
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	40,000	38,484
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	22,987
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,959
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	6,368
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	9,646
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	10,649
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	5,000	5,644
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,956
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,960
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	13,840
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	10,000	10,162
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	12,000	12,802
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	10,000	11,126
Time Warner Cable LLC
Senior Sec. Notes
5.88% due 11/15/2040	10,000	12,946
		208,898
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,323
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes
2.05% due 02/15/2028	35,000	35,499
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	10,000	10,320
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	10,000	10,838
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	10,000	10,346
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	15,000	16,748
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	5,000	5,954
		89,705
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,252
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	5,000	4,989
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	5,291
		26,532

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	5,000	5,264
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	25,000	26,685
		31,949
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	35,700
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	5,113
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	5,000	5,433
		46,246
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	30,000	31,260
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,588
HP, Inc. Senior Notes 2.20% due 06/17/2025	5,000	5,192
HP, Inc. Senior Notes 3.00% due 06/17/2027	5,000	5,357
		47,397
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	5,000	5,075
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	10,000	10,231
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	10,000	10,561
		25,867
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	42,524
Containers-Paper/Plastic — 0.0%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	20,000	21,608
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	20,000	19,988
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	15,000	15,554
		35,542
Decision Support Software — 0.1%
MSCI, Inc.
Company Guar. Notes
5.38% due 05/15/2027*	35,000	37,275
Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.09% due 06/14/2029	15,000	15,130
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	20,000	20,930
Bank of America Corp. Senior Notes
2.50% due 02/13/2031	10,000	10,221
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	15,000	15,930
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	70,000	75,498
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	35,875
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	19,281
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	15,000	15,094
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	10,000	10,199
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	10,290
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	55,000	58,610
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	20,000	22,126
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	5,000	5,675
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	11,693
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	5,000	4,852

Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	30,000	30,683
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,375
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	33,579
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	5,868
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,000	4,369
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,000	5,142
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	10,000	10,516
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	5,192
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,188
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	25,000	26,059
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,937
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,223
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	40,000	44,072
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	16,766
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,981
Morgan Stanley Senior Notes 1.59% due 05/04/2027	25,000	25,167
Morgan Stanley Senior Notes 1.79% due 02/13/2032	30,000	28,858
Morgan Stanley Senior Notes 1.93% due 04/28/2032	20,000	19,464
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,225
Morgan Stanley Senior Notes 2.70% due 01/22/2031	10,000	10,483
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,420
Morgan Stanley
Senior Notes
3.70% due 10/23/2024	15,000	16,366
		732,337
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 3.63% due 05/01/2030	20,000	22,324
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	41,000	43,050
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	11,376
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	10,065
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	13,196
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,111
		45,748
Electric-Integrated — 0.7%
AES Corp. Senior Notes 3.30% due 07/15/2025*	10,000	10,671
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	10,000	10,861
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	5,997
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,499
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	10,000	10,334
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	5,000	5,197
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	5,000	5,548
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	25,000	25,247

Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	10,000	10,887
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	10,000	9,685
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,649
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	15,000	18,522
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	5,000	5,045
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,247
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	10,609
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,511
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,600
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	25,000	24,250
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	11,794
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,760
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	25,000	28,104
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	5,000	5,069
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	10,000	10,690
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,708
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	23,457
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	10,000	11,777
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,604
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	16,146
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	5,000	5,601
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	4,318
Southern California Edison Co. 1st Mtg. Bonds
2.25% due 06/01/2030	5,000	4,921
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,383
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,158
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,216
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,846
Southern Co. Senior Notes 3.70% due 04/30/2030	20,000	22,079
		395,990
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	15,000	15,803
Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	4,000	4,292
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	21,000	22,079
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	40,000	47,280
Intel Corp. Senior Notes 2.45% due 11/15/2029	10,000	10,535
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	8,434
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	15,000	15,301
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	10,000	10,375
Microchip Technology, Inc. 2.67% due 09/01/2023	15,000	15,621

NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	10,000	11,353
		145,270
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	20,000	20,546
Oracle Corp. Senior Notes 2.88% due 03/25/2031	15,000	15,627
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	21,254
Oracle Corp. Senior Notes 3.95% due 03/25/2051	5,000	5,473
Oracle Corp. Senior Notes 4.00% due 11/15/2047	10,000	10,917
Oracle Corp. Senior Notes 4.10% due 03/25/2061	5,000	5,545
		79,362
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	18,000	19,868
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	16,189
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	5,000	5,229
		21,418
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	45,000	47,812
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	5,000	5,099
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,484
Kellogg Co. Senior Notes 3.40% due 11/15/2027	15,000	16,490
		21,974
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	25,000	24,495
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	16,275
		40,770
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes
5.63% due 05/20/2024	9,000	9,833
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	11,004
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	10,000	11,083
		31,920
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	31,425
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	20,000	21,750
		53,175
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	10,000	10,152
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	10,000	10,072
		20,224
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,244
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	21,750
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,847
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,866
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	30,000	32,229
		80,936
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	35,000	42,626

Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	20,000	19,914
Unum Group Senior Notes 4.50% due 12/15/2049	13,000	13,794
		76,334
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	3,185
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,554
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	5,588
		24,327
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	10,000	10,991
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,279
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	20,000	20,734
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	5,000	5,158
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	20,000	22,184
		27,342
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030	5,000	5,761
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	20,000	21,000
		26,761
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	5,000	5,178
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	25,000	25,367
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	10,000	10,319
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	20,000	19,354
		60,218
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes
3.20% due 11/21/2029	20,000	21,742
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	7,000	8,414
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	5,000	6,165
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	30,000	30,010
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	20,000	19,824
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	15,000	14,393
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	10,000	11,201
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	22,067
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	5,000	5,329
		139,145
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	5,000	6,579
Centene Corp. Senior Notes 3.38% due 02/15/2030	10,000	10,450
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,993
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	5,000	5,105
Kaiser Foundation Hospitals Senior Notes 3.00% due 06/01/2051	10,000	10,329
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,521
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	10,000	10,135

UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	11,192
		97,304
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	25,000	24,791
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	15,000	15,980
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	5,000	5,925
Sutter Health Notes 3.36% due 08/15/2050	5,000	5,311
		52,007
Multimedia — 0.0%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	5,000	5,778
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	15,000	18,099
		23,877
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	25,000	25,248
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.00% due 06/01/2029	5,000	5,056
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	35,000	35,437
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	5,000	5,225
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	5,000	5,250
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	20,000	20,780
		66,692
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	10,000	10,830
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	10,000	11,034
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,071
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	13,572
		39,507
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,000	4,808
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,053
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	5,000	5,031
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	10,000	11,224
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	5,000	5,975
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	3,000	3,726
		35,817
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	15,000	16,922
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	5,000	5,893
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	25,000	25,084
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	20,000	23,221
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	6,488	7,851
		56,156
Pipelines — 0.2%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	30,000	38,252
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	5,000	5,729
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	5,000	6,199

EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	10,238
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,056
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,159
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	5,000	5,159
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	10,000	11,529
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	10,000	10,800
		99,121
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,866
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	5,225
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	5,000	5,027
Equinix, Inc. Senior Notes 2.50% due 05/15/2031	15,000	15,273
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	20,000	21,550
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,650
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	26,234
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,477
		115,302
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	15,000	15,450
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,600
		26,050
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	15,000	16,422
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	15,000	16,445
Lowe's Cos., Inc. Senior Notes
1.70% due 10/15/2030	25,000	23,993
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,498
		45,936
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	20,000	20,907
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	5,000	5,245
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,545
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,059
		22,849
Schools — 0.0%
Howard University Notes 2.39% due 10/01/2027	5,000	5,141
Howard University Notes 2.80% due 10/01/2030	10,000	10,242
Howard University Notes 2.90% due 10/01/2031	5,000	5,175
		20,558
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,366
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	5,000	6,648
		13,014
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	10,000	9,830
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	34,000	34,179

AT&T, Inc. Senior Notes 3.65% due 06/01/2051	10,000	10,491
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	7,000	7,299
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	10,000	9,633
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	25,000	26,471
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	10,000	10,692
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	20,306
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	12,677
		141,578
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	5,000	4,838
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	5,000	4,755
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	25,000	24,834
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	15,000	15,758
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	5,000	5,285
		55,470
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	45,000	44,773
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	25,000	25,538
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	5,000	4,810
		30,348
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000	15,776
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000	11,013
		26,789
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000	6,075
Total U.S. Corporate Bonds & Notes
(cost $4,439,777)		4,611,259
FOREIGN CORPORATE BONDS & NOTES — 0.5%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	10,000	13,850
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	11,141
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000	7,554
		18,695
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	11,125
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	9,000	10,329
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	5,000	5,040
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	20,000	21,228
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000	19,025
		40,253
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	5,000	5,323
Networking Products — 0.0%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	15,000	16,569

Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000	6,475
		23,044
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	5,000	5,106
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	5,000	5,119
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	10,000	10,270
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	20,000	22,200
		42,695
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	5,000	5,151
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	5,000	5,705
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	5,000	5,751
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	5,000	5,326
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051	3,000	3,248
		25,181
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	25,000	24,729
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	30,000	30,375
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	15,000	16,513
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	6,000	7,003
		23,516
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	10,000	9,999
Total Foreign Corporate Bonds & Notes (cost $272,133)		284,154
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000	12,263
Chicago Board of Education General Obligation Bonds
6.14% due 12/01/2039	5,000	6,106
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	5,000	5,634
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000	26,814
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000	27,322
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	25,000	25,240
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	10,000	12,300
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000	40,499
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	13,638
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	35,000	38,774
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	45,489
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	8,002
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	10,182	10,882
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000	5,189
Total Municipal Bonds & Notes (cost $246,362)		278,152

U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	254	264
Federal Home Loan Mtg. Corp.
2.50% due 01/01/2028	1,503	1,580
2.50% due 04/01/2028	4,360	4,583
3.50% due 03/01/2042	1,581	1,715
3.50% due 09/01/2043	13,408	14,563
3.50% due 08/01/2048	27,802	29,310
4.00% due 09/01/2040	1,246	1,358
4.50% due 01/01/2039	263	293
5.00% due 07/01/2021	0	0
5.50% due 07/01/2034	2,313	2,666
6.50% due 05/01/2029	288	327
7.50% due 08/01/2023	12	13
7.50% due 04/01/2028	246	276
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(4)(5)(6)	99,857	4,912
Series K064, Class X1 0.60% due 03/25/2027(4)(5)(6)	122,448	3,844
Series K114, Class X1 1.12% due 06/25/2030(4)(5)(6)	99,879	8,875
Series K104, Class X1 1.13% due 02/25/2052(4)(5)(6)	99,810	8,398
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	44,560
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	4,654	5,121
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.84% (1 ML+0.75%) due 09/25/2048*(2)	59	59
Series 2018-HRP1, Class M2 1.74% (1 ML+1.65%) due 04/25/2043*(2)	4,213	4,218
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(2)	7,092	7,120
Series 2019-DNA3, Class M2 2.14% (1 ML + 2.05%) due 07/25/2049*(2)	13,013	13,127
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(2)	18,098	18,285
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(2)	13,934	14,151
Federal Home Loan Mtg. Corp., REMIC
Series 4122, Class AB 1.50% due 10/15/2042(2)	7,731	7,748
Series 4216, Class KQ
1.70% due 10/15/2039(2)	7,246	7,353
Series 3964, Class MD 2.00% due 01/15/2041(2)	241	246
Series 4961, Class JB 2.50% due 12/15/2042(2)	13,177	13,787
Series 3883, Class PB 3.00% due 05/15/2041(2)	4,378	4,666
Series 1577, Class PK 6.50% due 09/15/2023(2)	196	205
Series 1226, Class Z 7.75% due 03/15/2022(2)	13	13
		223,636
Federal National Mtg. Assoc. — 0.9%
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(2)	5,518	5,541
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(2)	6,849	7,111
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(2)	10,995	11,525
Federal National Mtg. Assoc. FRS
1.94% (12 ML+1.57%) due 05/01/2037	468	492
2.33% (12 ML+1.82%) due 10/01/2040	576	609
Federal National Mtg. Assoc.
2.50% due 02/01/2043	37,418	39,034
2.97% due 06/01/2030	40,000	43,917
3.00% due 01/01/2028	3,594	3,804
3.50% due 08/01/2026	3,215	3,436
3.50% due 09/01/2026	3,751	4,010
3.50% due 10/01/2028	4,803	5,191
4.00% due 11/01/2025	428	454
4.50% due 11/01/2022	89	93
4.50% due 01/01/2039	799	891
4.50% due 06/01/2039	6,958	7,495
4.50% due 09/01/2039	1,471	1,636
4.50% due 09/01/2040	3,139	3,503
4.50% due 05/01/2041	1,883	2,101
5.00% due 05/01/2035	302	346
5.00% due 06/01/2040	11,240	12,809
5.00% due 07/01/2040	2,851	3,188
5.50% due 12/01/2029	471	526
5.50% due 06/01/2035	36,912	42,718

5.50% due 08/01/2037	6,948	8,062
5.50% due 06/01/2038	2,652	3,088
6.00% due 12/01/2033	2,654	3,146
6.00% due 05/01/2034	190	226
6.00% due 06/01/2040	67	79
6.50% due 10/01/2037	64	73
7.00% due 06/01/2037	2,355	2,801
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(2)	3,229	3,252
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(2)	6,631	6,605
Federal National Mtg. Assoc., REMIC VRS
Series 2020-M2, Class X 0.42% due 01/25/2030(4)(5)(6)	338,235	6,988
Series 2019-M21, Class X3 1.33% due 06/25/2034(4)(5)(6)	139,091	16,027
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	9,368	9,550
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	13,126	13,387
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	7,191	7,306
Series 2013-16, Series A 1.75% due 01/25/2040(2)	8,899	9,011
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	2,059	2,097
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	3,243	3,337
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	6,034	6,223
Series 2015-5, Class EP 2.00% due 06/25/2043(2)	9,998	10,217
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	5,511	5,684
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	6,475	6,779
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	11,471	11,831
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	22,528	23,628
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	8,477	8,821
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	2,406	2,587
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	4,266	4,405
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	11,856	12,443
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	18,430	19,319
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	4,596	4,944
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	8,930	9,310
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	3,615	3,679
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	6,880	7,189
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	9,167	9,987
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	10,663	11,453
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	9,146	9,957
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	9,101	9,369
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	6,288	6,475
Series 2019-15, Class AB 3.50% due 05/25/2053(2)	9,457	9,980
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	14,465	15,135
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	5,346	5,605
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	9,924	10,507
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	8,733	9,380
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	10,304	10,988
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	7,030	7,323
		548,683
Government National Mtg. Assoc. — 2.3%
2.00% due 07/21/2051	245,000	249,728
2.50% due July 30 TBA	130,000	134,565
3.00% due July 30 TBA	345,000	359,932
3.50% due July 30 TBA	200,000	209,816
3.50% due July 30 TBA	175,000	183,685
4.00% due 09/15/2041	99,913	107,596
4.50% due 06/15/2041	21,449	24,214
6.00% due 11/15/2031	14,607	16,382
7.00% due 05/15/2033	2,895	3,357
9.00% due 11/15/2021	2	2
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)	9,501	9,594
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	5,103	5,172
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	7,610	7,785
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	47	53
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	873	998
		1,312,879

Uniform Mtg. Backed Securities — 6.5%
1.50% due July 15 TBA	160,000	161,989
2.00% due July 15 TBA	160,000	165,083
2.00% due July 30 TBA	930,000	940,281
2.00% due August 30 TBA	925,000	933,383
2.50% due July 30 TBA	310,000	320,838
2.50% due August 30 TBA	310,000	320,220
3.00% due July 30 TBA	240,000	250,228
3.00% due August TBA	235,000	244,859
3.50% due July 30 TBA	295,000	310,585
4.00% due July 30 TBA	160,000	170,419
		3,817,885
Total U.S. Government Agencies
(cost $5,860,018)		5,903,083
U.S. GOVERNMENT TREASURIES — 8.6%
United States Treasury Bonds — 3.3%
0.88% due 02/15/2047TIPS(8)	55,301	71,235
1.00% due 02/15/2048TIPS(8)	10,827	14,459
1.00% due 02/15/2049TIPS(8)	10,610	14,305
1.25% due 05/15/2050	19,000	15,524
1.38% due 11/15/2040	15,000	13,481
1.38% due 08/15/2050	75,000	63,270
1.88% due 02/15/2051	135,000	128,967
2.25% due 05/15/2041	220,000	229,144
2.25% due 08/15/2046	50,000	51,732
2.88% due 08/15/2045	750,000	867,568
3.13% due 08/15/2044(9)(10)	365,000	438,328
3.13% due 05/15/2048	25,000	30,503
		1,938,516
United States Treasury Notes — 5.3%
0.38% due 01/31/2026	205,000	200,972
0.38% due 01/15/2027TIPS(8)	33,157	36,705
0.63% due 05/15/2030	695,000	650,178
0.63% due 08/15/2030	345,000	321,672
0.75% due 07/15/2028TIPS(8)	5,318	6,104
2.75% due 08/31/2025	985,000	1,067,224
2.75% due 02/15/2028	375,000	413,438
2.88% due 09/30/2023	60,000	63,464
2.88% due 11/30/2025	240,000	261,947
2.88% due 05/15/2028	70,000	77,812
		3,099,516
Total U.S. Government Treasuries (cost $5,210,604)		5,038,032

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	20,000	13,245
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	297,000	62,894
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	30,000	37,838
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	25,000	29,371
Government of Romania Notes 2.75% due 04/14/2041	EUR	10,000	11,769
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	10,000	12,982
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	15,000	22,509
Republic of Peru Senior Notes 2.39% due 01/23/2026	5,000		5,163
Republic of Peru Senior Notes 2.78% due 01/23/2031	5,000		5,090
Republic of Peru Senior Notes 3.30% due 03/11/2041	10,000		10,095
Russian Federation Bonds 5.90% due 03/12/2031	RUB	3,985,000	50,028
United Mexican States Senior Bonds 4.75% due 03/08/2044	40,000		44,169
United Mexican States Bonds 7.75% due 05/29/2031	MXN	1,927,200	102,049
Total Foreign Government Obligations (cost $407,327)			407,202
OPTIONS - PURCHASED†(11) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $144,005)	26,688,057		5,496

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)	2	24
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	49
Diamond Resorts	525	0
Total Escrows And Litigation Trusts (cost $0)		73
Total Long-Term Investment Securities (cost $49,463,876)		61,953,769

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(12) (cost $951,425)	951,425	951,425
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(13)	125,000	125,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	90,000	90,000
BNP Paribas SA Joint Repurchase Agreement(13)	80,000	80,000
Deutsche Bank AG Joint Repurchase Agreement(13)	140,000	140,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	125,000	125,000
Total Repurchase Agreements (cost $560,000)		560,000
TOTAL INVESTMENTS (cost $50,975,301)	108.6%	63,465,194
Liabilities in excess of other assets	(8.6)	(5,019,909)
NET ASSETS	100.0%	$58,445,285

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $3,483,601 representing 6.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2021.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Options — Purchased

Over the Counter Call  Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$5,580	$29,787	$1,518	$(28,269)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	5,056	27,458	86	(27,372)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	4,778	28,936	5	(28,931)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	5,847	29,040	3,882	(25,158)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	5,427	28,784	5	(28,779)
						$144,005	$5,496	$(138,509)

CNY — Chinese Yuan

USD — United States Dollar

(12)	The rate shown is the 7-day yield as of June 30, 2021.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	Denominated in United States dollars unless otherwise indicated.
AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
EUR	— Euro Currency
MXN	— Mexican Peso
RUB	— Russian Ruble
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Seasoned Credit Risk Transfer Trust
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
1	Long	Euro-OAT	September 2021	$187,870	$188,582	$712
12	Short	U.S. Treasury 5 Year Notes	September 2021	1,484,761	1,481,156	3,605
						$4,317

						Unrealized
						(Depreciation)
1	Short	Australian 10 Year Bonds	September 2021	$105,791	$105,884	$(93)
2	Long	E-Mini Russell 2000 Index	September 2021	232,759	230,780	(1,979)
1	Short	Euro-BTP	September 2021	179,534	178,330	(1,204)
2	Short	Euro-Bund	September 2021	407,198	409,344	(2,146)
1	Short	Long Gilt	September 2021	176,080	177,201	(1,121)
7	Short	U.S. Treasury 10 Year Notes	September 2021	923,619	927,500	(3,881)
7	Short	U.S. Treasury 10 Year Ultra Notes	September 2021	1,015,203	1,030,422	(15,219)
2	Long	U.S. Treasury 2 Year Notes	September 2021	441,391	440,641	(750)
2	Short	U.S. Treasury Long Bonds	September 2021	312,718	321,500	(8,782)
						$(35,175)
Net Unrealized Appreciation (Depreciation)						$(30,858)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	MXN	1,390,000	USD	69,590	09/15/2021	$505	$—
Citibank N.A.	EUR	74,000	USD	90,135	09/15/2021	2,256	—
Goldman Sachs International	BRL	165,000	USD	32,322	09/15/2021	—	(551)
	RUB	2,150,000	USD	29,119	09/15/2021	51	—
						51	(551)
JPMorgan Chase Bank	EUR	11,000	USD	13,415	09/15/2021	351	—
Morgan Stanley & Co., Inc.	AUD	20,000	USD	15,522	09/15/2021	518	—
	EUR	10,000	USD	12,199	09/15/2021	323	—
						841	—
Unrealized Appreciation (Depreciation)						$4,004	$(551)

AUD — Australian Dollar

BRL —  Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	130	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$395	$28,849
USD	100	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(162)	2,259
					$233	$31,108

BBA-British Bankers' Association

LIBOR-London Interbank Offered Rate

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,293,539	$-	$1,166	$1,294,705
Other Industries	41,122,716	—	—	41,122,716
Asset Backed Securities	—	3,008,897	—	3,008,897
U.S. Corporate Bonds & Notes	—	4,611,259	—	4,611,259
Foreign Corporate Bonds & Notes	—	284,154	—	284,154
Municipal Bond & Notes	—	278,152	—	278,152
U.S. Government Agencies	—	5,903,083	—	5,903,083
U.S. Government Treasuries	—	5,038,032	—	5,038,032
Foreign Government Obligations	—	407,202	—	407,202
Options - Purchased	—	5,496	—	5,496
Escrows and Litigation Trusts	—	49	24	73
Short-Term Investment Securities	951,425	—	—	951,425
Repurchase Agreements	-	560,000	-	560,000
Total Investments at Value	$43,367,680	$20,096,324	$1,190	$63,465,194

Other Financial Instruments:†
Futures Contracts	$4,317	$—	$—	$4,317
Forward Foreign Currency Contracts	—	4,004	—	4,004
Centrally Cleared Interest Rate Swap Contracts	-	31,108	-	31,108
Total Other Financial Instruments	$4,317	$35,112	$-	$39,429

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$35,175	$—	$—	$35,175
Forward Foreign Currency Contracts	-	551	-	551
Total Other Financial Instruments	$35,175	$551	$-	$35,726

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(8)	Value (Note 1)
COMMON STOCKS — 57.3%
Advanced Materials — 0.0%
Materion Corp.	225	$16,954
Advertising Services — 0.0%
National CineMedia, Inc.	2,650	13,436
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	200	20,030
Aerospace/Defense-Equipment — 1.0%
AAR Corp.†	600	23,250
Astronics Corp.†	1,975	34,582
Barnes Group, Inc.	250	12,813
HEICO Corp., Class A	6,737	836,601
Moog, Inc., Class A	175	14,710
		921,956
Agricultural Operations — 0.0%
Andersons, Inc.	100	3,053
Airlines — 0.1%
Allegiant Travel Co.†	175	33,950
SkyWest, Inc.†	800	34,456
		68,406
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	190	72,973
Applications Software — 1.3%
Alkami Technology, Inc.†	194	6,920
Appfolio, Inc., Class A†	695	98,134
DigitalOcean Holdings, Inc.†	914	50,809
JFrog, Ltd.†	175	7,966
Roper Technologies, Inc.	828	389,326
ServiceNow, Inc.†	1,106	607,802
Sprout Social, Inc., Class A†	550	49,181
		1,210,138
Auto-Truck Trailers — 0.1%
Wabash National Corp.	3,950	63,200
Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc.	2,625	62,370
Lear Corp.	150	26,292
Meritor, Inc.†	925	21,663
		110,325
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	732	29,785
Banks-Commercial — 1.2%
1st Source Corp.	285	13,241
Atlantic Union Bankshares Corp.	234	8,475
BancorpSouth Bank	1,150	32,580
Banner Corp.	900	48,789
Cadence BanCorp	3,775	78,822
Cathay General Bancorp	1,525	60,024
Central Pacific Financial Corp.	1,400	36,484
CIT Group, Inc.	850	43,852
Columbia Banking System, Inc.	1,475	56,876
CVB Financial Corp.	1,875	38,606
Eastern Bankshares, Inc.	6,425	132,162
Enterprise Financial Services Corp.	275	12,757
Equity Bancshares, Inc., Class A†	525	16,007
First Commonwealth Financial Corp.	1,900	26,733
First Community Bankshares, Inc.	125	3,731
First Hawaiian, Inc.	650	18,421
First Merchants Corp.	1,100	45,837
Great Western Bancorp, Inc.	1,725	56,563
HarborOne Bancorp, Inc.	500	7,170
HomeStreet, Inc.	650	26,481
Hope Bancorp, Inc.	4,483	63,569
Independent Bank Corp.	550	11,941
Old National Bancorp	3,250	57,232
Pinnacle Financial Partners, Inc.	475	41,938
Premier Financial Corp.	200	5,682
Simmons First National Corp., Class A	1,450	42,543
Trustmark Corp.	1,650	50,820
UMB Financial Corp.	450	41,877
Webster Financial Corp.	825	44,005
Westamerica BanCorp	550	31,917
		1,155,135
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,425	16,815
Building & Construction Products-Misc. — 0.1%
Forterra, Inc.†	150	3,526
Gibraltar Industries, Inc.†	100	7,631
Louisiana-Pacific Corp.	675	40,696
		51,853
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	1,375	108,336
EMCOR Group, Inc.	975	120,110
MYR Group, Inc.†	400	36,368
TopBuild Corp.†	425	84,057
		348,871
Building Products-Cement — 0.0%
US Concrete, Inc.†	100	7,380
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	1,300	23,634
Masonite International Corp.†	75	8,384
		32,018
Building Products-Wood — 0.1%
Boise Cascade Co.	325	18,964
UFP Industries, Inc.	425	31,594
		50,558
Building-Heavy Construction — 0.3%
Arcosa, Inc.	650	38,181
MasTec, Inc.†	1,525	161,802
Primoris Services Corp.	2,450	72,104
		272,087
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,975	87,591
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	50	3,398
Building-Residential/Commercial — 0.2%
Meritage Homes Corp.†	150	14,112
Tri Pointe Homes, Inc.†	10,200	218,586
		232,698
Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,050	64,565
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	600	19,410

Orion Engineered Carbons SA†	725	13,768
		33,178
Chemicals-Specialty — 0.2%
H.B. Fuller Co.	300	19,083
Ingevity Corp.†	575	46,782
Minerals Technologies, Inc.	405	31,861
PQ Group Holdings, Inc.	550	8,448
Tronox Holdings PLC, Class A	2,902	65,005
Zymergen, Inc.†	900	36,009
		207,188
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,725	24,668
Coal — 0.1%
Arch Resources, Inc.†	350	19,943
SunCoke Energy, Inc.	3,525	25,169
Warrior Met Coal, Inc.	1,175	20,210
		65,322
Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	650	30,452
Medifast, Inc.	75	21,224
SP Plus Corp.†	500	15,295
Team, Inc.†	650	4,355
		71,326
Commercial Services-Finance — 3.8%
Adyen NV†*	230	561,945
Avalara, Inc.†	2,490	402,882
EVERTEC, Inc.	525	22,916
PayPal Holdings, Inc.†	2,165	631,054
Square, Inc., Class A†	8,309	2,025,734
		3,644,531
Communications Software — 1.6%
Avaya Holdings Corp.†	2,225	59,852
Zoom Video Communications, Inc., Class A†	3,860	1,493,936
		1,553,788
Computer Data Security — 0.0%
Qualys, Inc.†	75	7,552
SecureWorks Corp., Class A†	1,325	24,552
		32,104
Computer Services — 0.1%
CACI International, Inc., Class A†	150	38,268
Insight Enterprises, Inc.†	125	12,501
KBR, Inc.	425	16,214
Sykes Enterprises, Inc.†	850	45,645
		112,628
Computer Software — 5.0%
Box, Inc., Class A†	1,750	44,712
Datadog, Inc., Class A†	5,694	592,632
Envestnet, Inc.†	50	3,793
Snowflake, Inc., Class A†	5,659	1,368,346
Twilio, Inc., Class A†	5,521	2,176,157
ZoomInfo Technologies, Inc., Class A†	11,222	585,452
		4,771,092
Computers-Integrated Systems — 0.1%
Diebold Nixdorf, Inc.†	1,025	13,161
NetScout Systems, Inc.†	3,950	112,733
		125,894
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	1,000	49,150
Kelly Services, Inc., Class A†	2,450	58,727
		107,877
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co., Class A†	350	16,905
Quanex Building Products Corp.	650	16,146
		33,051
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	400	24,220
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	625	11,337
Pactiv Evergreen, Inc,	225	3,391
		14,728
Cosmetics & Toiletries — 0.0%
Honest Co., Inc.†	1,112	18,003
Data Processing/Management — 0.8%
CommVault Systems, Inc.†	875	68,399
CSG Systems International, Inc.	175	8,256
DocuSign, Inc.†	2,340	654,194
		730,849
Diagnostic Equipment — 0.5%
Adaptive Biotechnologies Corp.†	325	13,280
Danaher Corp.	1,593	427,497
		440,777
Distribution/Wholesale — 0.3%
Avient Corp.	1,150	56,534
Core-Mark Holding Co., Inc.	1,875	84,394
G-III Apparel Group, Ltd.†	700	23,002
ScanSource, Inc.†	2,425	68,215
Veritiv Corp.†	325	19,961
		252,106
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	350	34,002
Fabrinet†	525	50,332
		84,334
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	8,025	28,730
Heron Therapeutics, Inc.†	2,800	43,456
		72,186
E-Commerce/Products — 3.9%
Amazon.com, Inc.†	505	1,737,281
Chewy, Inc., Class A†	5,529	440,716
Farfetch, Ltd., Class A†	13,514	680,565
Wayfair, Inc., Class A†	2,897	914,612
		3,773,174

E-Commerce/Services — 1.8%
EverQuote, Inc., Class A†	300	9,804
Match Group, Inc.†	3,830	617,587
Stamps.com, Inc.†	275	55,080
Uber Technologies, Inc.†	19,006	952,581
Upwork, Inc.†	950	55,375
		1,690,427
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	3,000	55,740
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,475	118,619
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,425	16,145
Electric-Integrated — 0.1%
Black Hills Corp.	375	24,611
IDACORP, Inc.	75	7,313
PNM Resources, Inc.	400	19,508
Portland General Electric Co.	875	40,320
		91,752
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	1,875	53,362
Kimball Electronics, Inc.†	375	8,153
Knowles Corp.†	2,200	43,428
OSI Systems, Inc.†	300	30,492
Sanmina Corp.†	650	25,324
Vishay Intertechnology, Inc.	2,325	52,429
		213,188
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.	1,200	28,404
MACOM Technology Solutions Holdings, Inc.†	225	14,418
Rambus, Inc.†	3,075	72,908
SMART Global Holdings, Inc.†	3,125	149,000
		264,730
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,425	13,680
Green Plains, Inc.†	875	29,418
Renewable Energy Group, Inc.†	385	24,001
REX American Resources Corp.†	180	16,232
SunPower Corp.†	700	20,454
Sunrun, Inc.†	1,300	72,514
		176,299
Enterprise Software/Service — 5.0%
ACI Worldwide, Inc.†	950	35,283
American Software, Inc., Class A	2,150	47,214
Blackline, Inc.†	90	10,014
Coupa Software, Inc.†	2,723	713,726
Donnelley Financial Solutions, Inc.†	625	20,625
eGain Corp.†	4,807	55,184
Evolent Health, Inc., Class A†	3,000	63,360
ManTech International Corp., Class A	2,550	220,677
Momentive Global, Inc.†	3,675	77,432
salesforce.com, Inc.†	2,360	576,477
SPS Commerce, Inc.†	50	4,993
Veeva Systems, Inc., Class A†	6,197	1,926,957
Workday, Inc., Class A†	3,710	885,726
Workiva, Inc.†	1,225	136,379
		4,774,047
Entertainment Software — 0.6%
Activision Blizzard, Inc.	6,363	607,285
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	375	45,765
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	50	22,706
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	625	35,094
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	625	3,769
Navient Corp.	3,475	67,172
Nelnet, Inc., Class A	75	5,642
Regional Management Corp.	250	11,635
		88,218
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	950	38,997
Houlihan Lokey, Inc.	50	4,090
Piper Sandler Cos.	125	16,195
		59,282
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	450	14,877
PennyMac Financial Services, Inc.	575	35,489
		50,366
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,750	23,800
NMI Holdings, Inc., Class A†	400	8,992
Radian Group, Inc.	2,175	48,394
		81,186
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	500	25,540
Food-Catering — 0.0%
Healthcare Services Group, Inc.	925	29,202
Food-Misc./Diversified — 0.2%
BellRing Brands, Inc., Class A†	4,930	154,506
John B. Sanfilippo & Son, Inc.	300	26,571
		181,077
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	1,525	37,896
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	100	1,931
Gas-Distribution — 0.1%
New Jersey Resources Corp.	300	11,871
Northwest Natural Holding Co.	350	18,382
ONE Gas, Inc.	400	29,648
Southwest Gas Holdings, Inc.	275	18,202
		78,103
Gold Mining — 0.1%
Royal Gold, Inc.	869	99,153

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	325	9,646
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	350	28,168
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	575	15,870
Herman Miller, Inc.	1,325	62,461
Hooker Furniture Corp.	325	11,258
Sleep Number Corp.†	750	82,462
		172,051
Human Resources — 0.3%
Barrett Business Services, Inc.	200	14,522
Cross Country Healthcare, Inc.†	5,425	89,567
Heidrick & Struggles International, Inc.	125	5,569
Kforce, Inc.	750	47,197
Korn Ferry	500	36,275
TrueBlue, Inc.†	1,875	52,706
		245,836
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	500	12,610
Clearway Energy, Inc., Class C	125	3,310
		15,920
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	750	24,240
CNO Financial Group, Inc.	1,700	40,154
Primerica, Inc.	100	15,314
		79,708
Insurance-Property/Casualty — 0.1%
First American Financial Corp.	175	10,911
Heritage Insurance Holdings, Inc.	125	1,073
Horace Mann Educators Corp.	75	2,806
James River Group Holdings, Ltd.	150	5,628
Selective Insurance Group, Inc.	200	16,230
Stewart Information Services Corp.	275	15,590
		52,238
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	500	25,915
Essent Group, Ltd.	1,375	61,806
		87,721
Internet Application Software — 3.5%
Okta, Inc.†	4,068	995,358
Shopify, Inc., Class A†	1,641	2,397,468
		3,392,826
Internet Content-Entertainment — 5.6%
Facebook, Inc., Class A†	1,689	587,282
Snap, Inc., Class A†	14,939	1,017,943
Spotify Technology SA†	5,289	1,457,596
Twitter, Inc.†	33,280	2,289,997
		5,352,818
Internet Content-Information/News — 1.4%
IAC/InterActiveCorp†	5,555	856,414
Vimeo, Inc.†	9,018	441,882
Yelp, Inc.†	1,550	61,938
		1,360,234
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	150	7,623
Blucora, Inc.†	2,300	39,813
BrightSphere Investment Group, Inc.	1,375	32,216
Cohen & Steers, Inc.	125	10,261
Federated Hermes, Inc.	725	24,585
Focus Financial Partners, Inc., Class A†	1,000	48,500
Stifel Financial Corp.	627	40,667
Virtus Investment Partners, Inc.	135	37,499
		241,164
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	1,150	28,175
Machinery-Electrical — 0.1%
Argan, Inc.	1,300	62,127
Bloom Energy Corp., Class A†	1,700	45,679
		107,806
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	1,025	66,646
Kadant, Inc.	200	35,218
		101,864
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	525	8,946
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	9,975	184,637
Apollo Medical Holdings, Inc.†	175	10,992
Oscar Health, Inc.. Class A†	176	3,784
		199,413
Medical Instruments — 2.3%
AngioDynamics, Inc.†	1,600	43,408
Intuitive Surgical, Inc.†	2,019	1,856,753
Natus Medical, Inc.†	1,375	35,723
NuVasive, Inc.†	3,425	232,146
		2,168,030
Medical Labs & Testing Services — 0.2%
Medpace Holdings, Inc.†	360	63,587
OPKO Health, Inc.†	7,350	29,768
Personalis, Inc.†	2,125	53,762
		147,117
Medical Products — 0.4%
Accuray, Inc.†	6,925	31,301
Bioventus, Inc. Class A†	1,550	27,280
Cardiovascular Systems, Inc.†	4,050	172,733
Inspire Medical Systems, Inc.†	50	9,663
Integer Holdings Corp.†	975	91,845
LivaNova PLC†	500	42,055
SeaSpine Holdings Corp.†	300	6,153
Zynex, Inc.†	2,425	37,660
		418,690
Medical-Biomedical/Gene — 1.8%
ACADIA Pharmaceuticals, Inc.†	875	21,341

Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
Amicus Therapeutics, Inc.†	6,575	63,383
Arena Pharmaceuticals, Inc.†	1,090	74,338
Atara Biotherapeutics, Inc.†	4,775	74,251
Biohaven Pharmaceutical Holding Co., Ltd.†	75	7,281
Black Diamond Therapeutics, Inc.†	2,850	34,742
Bluebird Bio, Inc.†	265	8,475
Bridgebio Pharma, Inc.†	475	28,956
CytomX Therapeutics, Inc.†	4,250	26,903
Decibel Therapeutics, Inc.†	39	335
Dicerna Pharmaceuticals, Inc.†	1,150	42,918
Eiger BioPharmaceuticals, Inc.†	1,475	12,567
Emergent BioSolutions, Inc.†	100	6,299
Esperion Therapeutics, Inc.†	200	4,230
Homology Medicines, Inc.†	375	2,726
Insmed, Inc.†	1,750	49,805
Intercept Pharmaceuticals, Inc.†	2,600	51,922
Ligand Pharmaceuticals, Inc.†	350	45,916
Myriad Genetics, Inc.†	1,100	33,638
Puma Biotechnology, Inc.†	1,950	17,901
REGENXBIO, Inc.†	1,350	52,447
Royalty Pharma PLC, Class A	20,631	845,665
Sana Biotechnology, Inc.†	20	393
Sensei Biotherapeutics, Inc.†	2,275	22,204
Sigilon Therapeutics, Inc.†	1,500	16,095
Sutro Biopharma, Inc.†	225	4,183
TG Therapeutics, Inc.†	950	36,851
Travere Therapeutics, Inc.†	1,100	16,049
Turning Point Therapeutics, Inc.†	200	15,604
UroGen Pharma, Ltd.†	800	12,216
VYNE Therapeutics, Inc.†	125	439
WaVe Life Sciences, Ltd.†	2,500	16,650
Xencor, Inc.†	2,525	87,087
Y-mAbs Therapeutics, Inc.†	75	2,535
		1,738,105
Medical-Drugs — 1.1%
Amphastar Pharmaceuticals, Inc.†	1,925	38,808
Athenex, Inc.†	1,400	6,468
Catalyst Pharmaceuticals, Inc.†	11,025	63,394
Coherus Biosciences, Inc.†	6,925	95,773
Corcept Therapeutics, Inc.†	5,600	123,200
Eagle Pharmaceuticals, Inc.†	1,500	64,200
Fulcrum Therapeutics, Inc.†	1,908	19,996
Gritstone Oncology, Inc.†	250	2,283
Harpoon Therapeutics, Inc.†	2,982	41,360
Landos Biopharma, Inc.†	1,751	20,224
Lannett Co., Inc.†	5,378	25,115
Marinus Pharmaceuticals, Inc.†	1,556	27,915
Vanda Pharmaceuticals, Inc.†	4,650	100,021
Zoetis, Inc.	2,195	409,060
		1,037,817
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	4,600	23,552
Arvinas, Inc.†	25	1,925
Endo International PLC†	8,550	40,014
		65,491
Medical-HMO — 0.0%
Tivity Health, Inc.†	225	5,920
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	1,225	82,063
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	2,167
Medical-Outpatient/Home Medical — 0.1%
LHC Group, Inc.†	300	60,078
ModivCare, Inc.†	25	4,252
		64,330
Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth Corp.†	3,125	85,656
Owens & Minor, Inc.	1,125	47,621
		133,277
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	250	12,945
Rexnord Corp.	125	6,255
		19,200
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	50	3,059
Metal-Aluminum — 0.1%
Alcoa Corp.†	1,025	37,761
Arconic Corp.†	975	34,729
Kaiser Aluminum Corp.	150	18,524
		91,014
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	5,800	120,060
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	1,025	58,066
Networking Products — 0.1%
A10 Networks, Inc.†	5,175	58,270
Extreme Networks, Inc.†	5,725	63,891
		122,161
Office Furnishings-Original — 0.1%
HNI Corp.	1,075	47,268
Steelcase, Inc., Class A	3,325	50,241
		97,509
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	3,150	27,185
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	2,850	28,329
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp.†	4,075	61,247
Berry Corp.	500	3,360
CNX Resources Corp.†	725	9,904
Falcon Minerals Corp.	325	1,651
Magnolia Oil & Gas Corp., Class A†	3,375	52,751
Ovintiv, Inc.	3,975	125,093
PDC Energy, Inc.	800	36,632

Range Resources Corp.†	1,925	32,263
		322,901
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.	600	12,972
Oil-Field Services — 0.2%
ChampionX Corp.†	425	10,901
Matrix Service Co.†	3,275	34,387
MRC Global, Inc.†	2,275	21,385
NexTier Oilfield Solutions, Inc.†	4,625	22,015
NOW, Inc.†	5,950	56,465
Oceaneering International, Inc.†	350	5,450
Oil States International, Inc.†	1,350	10,598
ProPetro Holding Corp.†	1,700	15,572
Select Energy Services, Inc., Class A†	725	4,379
		181,152
Optical Supplies — 0.1%
STAAR Surgical Co.†	665	101,413
Paper & Related Products — 0.1%
Domtar Corp.	400	21,984
Glatfelter Corp.	1,750	24,448
Neenah, Inc.	200	10,034
Verso Corp., Class A	950	16,815
		73,281
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	2,150	145,125
Pharmacy Services — 0.1%
Option Care Health, Inc.†	2,625	57,409
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	750	23,213
Printing-Commercial — 0.0%
Ennis, Inc.	1,575	33,894
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,425	26,772
Real Estate Investment Trusts — 1.2%
Agree Realty Corp.	590	41,589
Alexander & Baldwin, Inc.	801	14,674
American Assets Trust, Inc.	275	10,255
American Finance Trust, Inc.	625	5,300
Americold Realty Trust	600	22,710
Ares Commercial Real Estate Corp.	650	9,549
Blackstone Mtg. Trust, Inc., Class A	750	23,917
Broadstone Net Lease, Inc.	975	22,825
CareTrust REIT, Inc.	900	20,907
CatchMark Timber Trust, Inc., Class A	725	8,483
Centerspace	175	13,808
Chatham Lodging Trust†	200	2,574
City Office REIT, Inc.	975	12,119
Columbia Property Trust, Inc.	150	2,609
Community Healthcare Trust, Inc.	300	14,238
Corporate Office Properties Trust	650	18,194
DiamondRock Hospitality Co.†	1,925	18,672
DigitalBridge Group, Inc.†	2,300	18,170
Easterly Government Properties, Inc.	475	10,013
Ellington Financial, Inc.	1,225	23,459
Equity LifeStyle Properties, Inc.	75	5,573
Essential Properties Realty Trust, Inc.	550	14,872
First Industrial Realty Trust, Inc.	600	31,338
Four Corners Property Trust, Inc.	1,225	33,822
Getty Realty Corp.	975	30,371
Gladstone Commercial Corp.	700	15,792
Global Medical REIT, Inc.	100	1,476
Global Net Lease, Inc.	500	9,250
Granite Point Mtg. Trust, Inc.	275	4,056
Great Ajax Corp.	100	1,298
Healthcare Realty Trust, Inc.	800	24,160
Highwoods Properties, Inc.	200	9,034
Independence Realty Trust, Inc.	550	10,027
Innovative Industrial Properties, Inc.	60	11,461
Kite Realty Group Trust	1,175	25,862
KKR Real Estate Finance Trust, Inc.	1,425	30,823
Ladder Capital Corp.	1,850	21,349
Lexington Realty Trust	1,650	19,717
National Storage Affiliates Trust	550	27,808
New Senior Investment Group, Inc.	2,700	23,706
PennyMac Mtg. Investment Trust	2,000	42,120
Physicians Realty Trust	1,150	21,240
Piedmont Office Realty Trust, Inc., Class A	1,150	21,240
Plymouth Industrial REIT, Inc.	1,125	22,522
PotlatchDeltic Corp.	500	26,575
QTS Realty Trust, Inc., Class A	600	46,380
Ready Capital Corp.	350	5,555
Redwood Trust, Inc.	3,550	42,848
Retail Opportunity Investments Corp.	575	10,155
Retail Properties of America, Inc., Class A	1,025	11,736
Ryman Hospitality Properties, Inc.†	250	19,740
Sabra Health Care REIT, Inc.	2,075	37,765
Service Properties Trust	375	4,725
SITE Centers Corp.	725	10,919
STAG Industrial, Inc.	1,325	49,595
Summit Hotel Properties, Inc.†	400	3,732
Sunstone Hotel Investors, Inc.†	3,600	44,712
Terreno Realty Corp.	510	32,905
TPG RE Finance Trust, Inc.	1,050	14,123
UMH Properties, Inc.	600	13,092
Xenia Hotels & Resorts, Inc.†	1,150	21,539
		1,169,078
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.†	2,250	40,995
Rental Auto/Equipment — 0.3%
Herc Holdings, Inc.†	2,025	226,942
PROG Holdings, Inc.	1,450	69,788
		296,730
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	505	80,447
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	2,050	95,181
Children's Place, Inc.†	250	23,265
Guess?, Inc.	1,125	29,700
Lululemon Athletica, Inc.†	1,004	366,430

Winmark Corp.	50	9,604
		524,180
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	75	11,582
Lithia Motors, Inc.	50	17,182
Rush Enterprises, Inc., Class A	275	11,891
Sonic Automotive, Inc., Class A	700	31,318
		71,973
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	900	29,961
Retail-Discount — 1.0%
Costco Wholesale Corp.	2,293	907,271
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.†	335	27,065
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	300	22,932
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	580	77,355
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	375	67,830
Macy's, Inc.†	3,200	60,672
		128,502
Retail-Restaurants — 0.1%
Bloomin' Brands, Inc.†	2,825	76,670
Del Taco Restaurants, Inc.	3,850	38,539
		115,209
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	350	31,371
Zumiez, Inc.†	975	47,765
		79,136
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	249	4,270
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	175	3,675
Trinseo SA	450	26,928
		30,603
Satellite Telecom — 0.2%
EchoStar Corp., Class A†	3,975	96,553
Gogo, Inc.†	4,975	56,615
		153,168
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	775	35,952
Brookline Bancorp, Inc.	1,650	24,668
Flushing Financial Corp.	375	8,036
HomeTrust Bancshares, Inc.	650	18,135
Investors Bancorp, Inc.	1,275	18,182
Meridian Bancorp, Inc.	2,775	56,776
Northfield Bancorp, Inc.	2,625	43,050
People's United Financial, Inc.	622	10,661
Washington Federal, Inc.	1,550	49,259
		264,719
Schools — 0.0%
Coursera, Inc.†	253	10,009
Security Services — 0.0%
Brink's Co.	225	17,289
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	250	21,280
Semiconductor Equipment — 1.1%
ASML Holding NV†	1,433	989,974
Cohu, Inc.†	1,500	55,185
Veeco Instruments, Inc.†	1,425	34,257
		1,079,416
Software Tools — 0.0%
Digital Turbine, Inc.†	400	30,412
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	175	20,400
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	1,575	33,957
Commercial Metals Co.	1,175	36,096
United States Steel Corp.	275	6,600
		76,653
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	1,325	27,626
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	615	5,406
Vonage Holdings Corp.†	4,725	68,087
		73,493
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	725	14,971
Television — 0.2%
AMC Networks, Inc., Class A†	1,225	81,830
Sinclair Broadcast Group, Inc., Class A	2,100	69,762
		151,592
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	975	55,263
Cinemark Holdings, Inc.†	600	13,170
		68,433
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	10,325	39,132
Flexion Therapeutics, Inc.†	1,950	16,049
Sarepta Therapeutics, Inc.†	875	68,022
		123,203
Transport-Marine — 0.0%
Costamare, Inc.	900	10,629
Dorian LPG, Ltd.†	791	11,169
		21,798
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	3,700	113,738
Hub Group, Inc., Class A†	375	24,742
		138,480
Transport-Truck — 0.1%
ArcBest Corp.	1,475	85,830

Schneider National, Inc., Class B	275	5,987
Werner Enterprises, Inc.	200	8,904
		100,721
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	375	19,774
USANA Health Sciences, Inc.†	790	80,919
		100,693
Water — 0.1%
American States Water Co.	1,350	107,406
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	525	14,081
Total Common Stocks (cost $38,784,037)		55,003,806
ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(2)	$110,000	120,488
510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(1)(3)(4)	100,000	100,000
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	64,298	64,795
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.43% (1 ML+0.34%) due 01/25/2037(3)	77	247
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	36,367
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(5)	60,010	59,890
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(5)	49,771	49,763
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(5)	46,164	46,116
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(5)	61,508	62,110
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(3)(5)	35,531	35,694
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.67% (1 ML+1.58%) due 10/25/2034	5,967	6,172
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.32% (3 ML+1.13%) due 04/19/2034*(7)	100,000	99,975
BANK VRS Series 2017-BNK8, Class XA 0.87% due 11/15/2050(2)(5)(6)	984,396	38,308
BANK VRS Series 2020-BN26, Class XA 1.23% due 03/15/2063(2)(5)(6)	993,515	85,723
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	91,000	102,551
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	51,593	52,923
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	37,374	37,762
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	35,225	36,119
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	36,716	37,549
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	46,276	46,679
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	41,001	41,865
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.92% (1 ML+0.85%) due 08/15/2036*(2)	131,000	131,121
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.89% due 02/25/2036(3)(5)	44,124	41,666
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/15/2029*(3)	37,196	37,196
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(2)(5)(6)	184,349	5,011
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(2)(5)(6)	318,502	8,267
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(2)(5)(6)	994,812	39,693
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(2)(5)(6)	300,263	22,786
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(2)(5)(6)	149,859	17,923

Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(2)(5)(6)	99,913	11,282
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.35% (3 ML+1.15%) due 04/19/2034*(7)	250,000	249,936
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	35,918	36,505
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(2)	65,000	69,713
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	17,965	17,903
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(3)(5)	55,000	54,874
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 0.97% (1 ML+0.90%) due 10/15/2034*(2)	91,549	91,604
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	90,000	96,371
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	105,000	109,652
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	114,458	121,860
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	123,000	132,278
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	60,000	64,935
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	18,384	13,285
Credit Suisse Mtg. Capital Certificates VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(1)(3)(5)	100,000	99,999
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(3)(5)	88,588	88,605
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(2)(5)(6)	914,250	21,648
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	30,236	31,855
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(2)(5)(6)	99,884	10,228
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	115,000	122,388
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	62,047	65,204
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(3)(5)	35,882	35,988
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	50,000	51,742
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,750	50,837
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,857
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.79% (1 ML+1.70%) due 11/25/2028*(3)	51,619	51,654
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	71,878
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	20,552
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.24% due 05/25/2035(3)(5)	31,430	31,698
GCAT Trust VRS Series 2021-NQM1, Class A1 0.87% due 01/25/2066*(3)(5)	88,861	88,503
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(3)(5)	100,000	99,974
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	110,000	112,220
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,000	34,209
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.47% due 07/10/2051(2)(5)(6)	1,059,615	23,893
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.36% due 04/25/2036(3)(5)	3,779	3,019
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.86% due 03/25/2047(3)(5)	11,198	8,917
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	86,000	92,235
GS Mtg. Securities Corp. Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	18,953	19,079

GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	115,000	123,576
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(3)	17,756	17,762
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.63% (1 ML+0.27%) due 05/25/2035(3)	23,852	23,736
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(2)	80,000	86,660
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	20,000	20,619
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	64,000	68,561
KKR CLO, Ltd. FRS Series 19, Class A1 1.40% (3 ML+1.22%) due 10/15/2030*(7)	250,000	251,148
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(4)	88,135	88,646
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.89% (1 ML+1.80%) due 02/01/2026*(3)	78,315	78,498
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.59% (1 ML+2.50%) due 04/01/2024*(3)	61,074	60,768
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 2.50%) due 05/01/2024*(3)	64,197	63,343
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(7)	250,000	249,937
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.68% due 12/25/2034(3)(5)	8,996	9,345
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.81% due 02/25/2035(3)(5)	15,936	16,109
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	33,227	33,736
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	48,401	49,655
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.13% due 12/15/2047(2)(5)(6)	186,243	5,195
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(2)	20,000	21,449
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.51% due 06/15/2050(2)(5)(6)	88,509	5,088
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	20,388	12,719
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.56%) due 10/25/2035(3)	34,200	34,224
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.84% (1 ML + 0.75%) due 01/25/2048*(3)	50,057	50,150
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(3)	37,511	37,992
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B
3.50% due 08/25/2059*(3)(5)	58,669	61,142
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	37,317	39,522
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(3)(5)	16,575	17,504
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	36,545	38,813
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	63,931	68,008
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	64,300	68,661
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	51,207	54,815
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	36,856	39,242
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(5)	58,560	62,650

NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(3)(5)	99,233	98,961
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	6,010	6,204
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.49% (1 ML+ 1.40%) due 07/25/2029*(3)	7,561	7,563
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 1.64% (1 ML+1.55%) due 07/25/2028*(3)	30,983	30,990
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(3)(5)	91,332	91,103
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	29,943	18,451
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.24% (3 ML+1.05%) due 04/30/2027*(7)	108,592	108,622
Preston Ridge Partners Mtg. Series 2020-4, Class A1 2.95% due 10/25/2025*(4)	92,895	93,285
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(3)(4)	100,000	99,903
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,125
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	67,271	57,312
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	85,000	88,219
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(3)(5)	76,000	75,948
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(7)	250,000	249,936
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.59% (1 ML+0.50%) due 11/25/2036	160,000	154,541
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	33,660	33,732
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(3)(5)	82,045	82,258
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(1)(3)(5)	100,000	99,998
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,938
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 0.69% (1 ML+0.60%) due 02/25/2057*	27,652	27,654
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	10,041	10,078
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	58,130	59,020
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	26,204	26,569
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	32,036	32,655
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1
2.75% due 10/25/2057*(5)	62,749	64,265
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(3)(5)	99,624	101,663
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(7)	100,000	99,974
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(7)	100,000	99,974
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(5)	91,414	91,444
Verus Securitization Trust Series 2020-NPL1, Class A1 3.60% due 08/25/2050*(4)	65,313	65,553
VOLT XCIV LLC VRS Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)(4)	81,931	82,010
VOLT XCVII LLC VRS Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(4)	85,535	85,549
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 1.09% (3 ML+0.90%) due 01/18/2029*(7)	236,000	236,060
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML + 1.17%) due 07/20/2032*(7)	250,000	249,936

Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(2)(5)(6)	578,253	18,781
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	65,000	69,983
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(3)(5)	10,539	10,349
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	85,000	85,755
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,250	51,313
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,377
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	51,421
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	120,000	129,513
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	110,000	118,367
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(2)	50,111	54,126
Total Asset Backed Securities (cost $8,899,663)		9,045,890
U.S. CORPORATE BONDS & NOTES — 12.4%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	42,200
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,316
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	47,412
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	18,362
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	30,000	39,400
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,122
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	38,939
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,165
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,437
		188,153
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	35,000	37,198
Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	43,200
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	100,000	105,220
		148,420
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	22,000	24,011
Microsoft Corp.
Senior Bonds
2.68% due 06/01/2060	9,000	8,978
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	21,000	22,561
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	45,000	47,687
		103,237
Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 6.13% due 10/01/2025	75,000	88,817
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,877
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	84,599
		193,293
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,619
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	30,000	31,480

State Street Corp. Senior Notes 2.35% due 11/01/2025	35,000	36,800
State Street Corp. Senior Notes 2.90% due 03/30/2026	15,000	16,021
		84,301
Banks-Super Regional — 0.3%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	25,000	26,216
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	50,000	52,462
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,630
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	26,893
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	129,470
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,021
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	20,490
		335,182
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 2.25% due 01/05/2032	70,000	71,756
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	5,000	5,209
		76,965
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	43,355
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	18,823
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	50,000	65,995
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	10,280
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	12,000	12,881
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	16,924
		168,258
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	32,576
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,194
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	50,000	52,964
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,656
		100,390
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	36,000	37,852
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	30,000	28,716
Standard Industries, Inc.
Senior Notes
4.38% due 07/15/2030*	50,000	51,563
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,868
		159,999
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	40,000	46,700
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	26,937
		73,637
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	83,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	115,000	110,642

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	63,215
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,959
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	27,560
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,735
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	31,947
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	25,000	28,218
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	23,842
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	20,000	27,680
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,404
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	28,000	29,872
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	22,251
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	51,784
		557,790
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	15,968
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	65,000	65,926
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	30,000	30,960
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	35,000	37,935
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	30,000	31,038
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	45,000	50,244
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,861
		233,964
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	37,921
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	9,979
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	5,291
		53,191
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,258
Commercial Services-Finance — 0.1%
Equifax, Inc.
Senior Notes
2.60% due 12/15/2025	20,000	21,057
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	30,000	31,288
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	69,381
		121,726
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	95,000	96,900
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	10,225
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	15,000	16,300
		123,425
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	70,000	72,939
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	11,177
Apple, Inc. Senior Notes 3.85% due 05/04/2043	5,000	5,948

Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,379
HP, Inc. Senior Notes 2.20% due 06/17/2025	15,000	15,574
HP, Inc. Senior Notes 3.00% due 06/17/2027	15,000	16,072
		128,089
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,225
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	25,578
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,403
		67,206
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	110,000	116,941
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	48,617
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	55,000	54,966
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	36,292
		91,258
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	95,000	101,175
Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 2.09% due 06/14/2029	40,000	40,346
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	57,557
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	45,000	47,791
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	175,000	188,745
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	33,190
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	80,000	95,668
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	45,000	57,844
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	30,188
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,000	5,099
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	16,256
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	190,000	202,470
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	50,000	55,316
Citigroup, Inc.
Sub. Notes
4.30% due 11/20/2026	25,000	28,242
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	29,233
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,555
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	75,000	76,707
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	55,000	56,377
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	21,630
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	65,000	72,755
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	23,471
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	15,425
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	47,321
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	10,000	10,384

JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	65,000	67,755
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	90,310
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,576
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	110,000	121,198
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	39,121
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	37,289
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	70,467
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	67,337
Morgan Stanley Senior Notes 1.93% due 04/28/2032	55,000	53,526
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,090
Morgan Stanley Senior Notes 2.70% due 01/22/2031	25,000	26,207
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	21,679
Morgan Stanley Senior Notes 3.59% due 07/22/2028	15,000	16,610
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,707
		1,881,442
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	55,000	61,391
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	112,000	117,600
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	22,753
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,002
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	5,000	5,279
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,162
Sempra Energy
Senior Notes
3.40% due 02/01/2028	25,000	27,492
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,111
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,613
		103,412
Electric-Integrated — 1.0%
AES Corp. Senior Notes 3.30% due 07/15/2025*	20,000	21,342
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	27,152
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	23,988
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	16,498
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,668
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	15,591
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	10,000	11,097
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	70,000	70,692
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	21,774
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	30,000	29,055
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	11,297
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	40,000	49,393
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	20,178

Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,092
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,494
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	31,826
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	49,533
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,888
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	20,000	19,200
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	58,200
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	29,486
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	26,899
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	70,000	78,692
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	20,000	20,275
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,724
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,708
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	65,000	60,988
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,984
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,080
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,886
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	31,813
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	37,674
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	25,000	28,007
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	7,196
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,575
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	5,004
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,526
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,331
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,433
Southern Co.
Senior Notes
3.25% due 07/01/2026	25,000	27,115
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	44,158
		1,007,512
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	42,142
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,574
		54,716
Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	5,000	5,364
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	75,000	78,852
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	75,000	88,650
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	15,803
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,114
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,098

Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	40,000	40,803
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	30,000	31,126
Microchip Technology, Inc. 2.67% due 09/01/2023	45,000	46,863
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	28,382
		365,055
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	55,000	56,502
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	36,462
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	58,448
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	16,419
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	21,833
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	22,182
		211,846
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	48,000	52,980
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	37,775
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,685
		53,460
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	135,000	143,436
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	15,000	15,296
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,969
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,717
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	38,476
		56,162
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	65,000	63,687
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	55,335
		119,022
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	25,128
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,511
NiSource, Inc.
Senior Notes
3.60% due 05/01/2030	50,000	55,416
		108,055
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	83,800
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	54,375
		138,175
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	25,000	25,379
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	25,180
		50,559
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,611
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	32,624
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,694
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,732

Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,779
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,486
		125,926
Insurance-Life/Health — 0.2%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	95,000	115,700
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	54,762
Unum Group Senior Notes 4.00% due 06/15/2029	5,000	5,618
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,527
		202,607
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,679
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	46,662
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,763
		75,104
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	27,477
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	50,698
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	35,000	36,285
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	15,473
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	50,000	55,461
		70,934
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030	15,000	17,282
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	60,000	63,000
		80,282
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,356
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	25,000	25,797
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	45,000	46,929
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,052
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	58,064
		143,198
Medical-Drugs — 0.3%
AbbVie, Inc.
Senior Notes
3.20% due 11/21/2029	30,000	32,613
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	15,000	18,029
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	24,660
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	75,000	75,024
Astrazeneca Finance LLC Company Guar. Notes 2.25% due 05/28/2031	5,000	5,085
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	50,000	49,562
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	40,000	38,383
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	20,000	22,401
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	60,686
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,657
		337,100

Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	5,000	6,579
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	26,125
Centene Corp. Senior Notes 4.63% due 12/15/2029	75,000	82,483
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,314
Kaiser Foundation Hospitals Senior Notes 3.00% due 06/01/2051	25,000	25,824
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,301
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	30,000	30,405
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	40,000	44,769
		257,800
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,420
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	60,000	59,499
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	20,000	21,308
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	25,000	29,625
Sutter Health Notes 3.36% due 08/15/2050	15,000	15,932
		131,784
Multimedia — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	30,000	34,664
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	25,000	30,165
		64,829
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	65,643
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.00% due 06/01/2029	15,000	15,169
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	104,000	105,300
CDW LLC/CDW Finance Corp. Company Guar. Notes
4.13% due 05/01/2025	10,000	10,450
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	40,000	41,560
		157,310
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,490
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	33,100
Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	12,214
Hess Corp. Senior Notes 7.30% due 08/15/2031	15,000	20,359
		98,163
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,424
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,053
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	15,094
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,671
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	29,875
		98,117
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,485
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,787
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	65,218

CVS Health Corp. Senior Notes 4.13% due 04/01/2040	35,000	40,637
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	26,040
		131,895
Pipelines — 0.3%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	80,000	102,006
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,457
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,398
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	30,713
MPLX LP Senior Notes 1.75% due 03/01/2026	10,000	10,112
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	5,811
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,159
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,477
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	28,823
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	32,400
		255,356
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,866
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,900
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	15,082
Equinix, Inc. Senior Notes 2.50% due 05/15/2031	30,000	30,546
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	43,099
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	23,300
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,899
SBA Tower Trust Mtg. Notes
2.84% due 01/15/2025*	40,000	41,974
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	50,955
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,230
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	5,000	5,442
		253,293
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	20,000	20,350
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,452
		62,802
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	43,791
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	35,000	38,372
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	5,000	4,799
Lowe's Cos., Inc. Senior Notes 2.63% due 04/01/2031	40,000	41,378
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	10,995
		95,544
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	52,267
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,225

McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	27,725
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,059
		66,009
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,074
Howard University Notes 2.80% due 10/01/2030	5,000	5,121
Howard University Notes 2.90% due 10/01/2031	40,000	41,402
		51,597
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,366
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,591
		32,957
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	39,321
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	59,000	59,310
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	25,000	26,227
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	2,000	2,030
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	25,000	26,070
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	11,755
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	19,265
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	100,000	107,920
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	85,000	90,000
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	5,000	5,346
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	11,928
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	19,016
		418,188
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	25,000	23,774
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	55,000	54,635
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,769
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,856
		131,034
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	119,000	118,400
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,290
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	35,000	35,753
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	50,000	48,099
		89,142
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	31,551
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	27,534
		59,085
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,224
Total U.S. Corporate Bonds & Notes (cost $11,466,597)		11,916,861

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	25,000	34,624
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	55,703
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	25,000	26,979
		82,682
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,284
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	27,813
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	17,000	19,510
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	10,000	9,848
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	10,000	9,954
		19,802
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	53,069
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000	47,562
		100,631
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	30,000	31,941
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	45,000	49,707
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	25,900
		75,607
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	15,319
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,237
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	30,810
Leviathan Bond, Ltd. Senior Sec. Notes
6.50% due 06/30/2027*	50,000	55,500
		111,866
Oil Companies-Integrated — 0.3%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,604
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	20,000	22,822
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	10,000	11,501
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	200,000	197,874
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	15,980
		268,781
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	70,000	69,241
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	85,000	86,063
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000	55,043
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	8,000	9,338
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	12,290
		76,671
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	29,996
Total Foreign Corporate Bonds & Notes (cost $1,003,621)		1,041,512

MUNICIPAL BONDS & NOTES — 0.8%
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,269
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,875
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,317
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000	30,659
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000	75,080
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000	76,140
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	65,000	65,625
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000	36,898
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000	107,997
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	43,943
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	85,000	94,166
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	110,473
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	24,006
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	33,091	35,367
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,497
Total Municipal Bonds & Notes (cost $657,127)		746,312
U.S. GOVERNMENT AGENCIES — 15.9%
Federal Home Loan Mtg. Corp. — 0.5%
2.50% due 01/01/2028	2,255	2,370
2.50% due 04/01/2028	7,629	8,020
3.00% due 08/01/2027	2,148	2,262
3.50% due 03/01/2042	3,615	3,919
3.50% due 08/01/2042	14,627	15,772
3.50% due 09/01/2043	12,189	13,239
4.00% due 03/01/2023	2	2
4.00% due 10/01/2043	13,863	15,109
4.50% due 01/01/2039	450	503
5.00% due 05/01/2034	7,618	8,648
5.50% due 07/01/2034	3,470	3,999
5.50% due 05/01/2037	1,113	1,294
6.00% due 08/01/2026	5,654	6,340
6.50% due 05/01/2029	576	655
7.50% due 08/01/2023	12	13
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	466	484
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.64% due 01/25/2034(2)(5)(6)	174,749	8,595
Series K064, Class X1 0.74% due 03/25/2027(2)(5)(6)	313,467	9,839
Series K122, Class X1 0.97% due 11/25/2030(2)(5)(6)	99,926	7,150
Series K121, Class X1 1.12% due 10/25/2030(2)(5)(6)	111,895	9,131
Series K114, Class X1 1.21% due 06/25/2030(2)(5)(6)	204,752	18,194
Series K104, Class X1 1.25% due 02/25/2052(2)(5)(6)	169,677	14,276
Series K111, Class X1 1.68% due 05/25/2030(2)(5)(6)	99,816	12,151
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(2)	68,000	75,753
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	13,961	15,362
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.84% (1 ML+0.75%) due 09/25/2048*(3)	177	177
Series 2018-HRP1, Class M2 1.74% (1 ML+1.65%) due 04/25/2043*(3)	12,638	12,654
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(3)	24,823	24,920
Series 2019-DNA3, Class M2 2.14% (1 ML + 2.05%) due 07/25/2049*(3)	32,532	32,818

Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(3)	54,294	54,854
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(3)	39,015	39,622
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(3)	19,129	19,413
Series 3964, Class MD 2.00% due 01/15/2041(3)	1,204	1,230
Series 4961, Class JB 2.50% due 12/15/2042(3)	35,140	36,769
Series 3883, Class PB 3.00% due 05/15/2041(3)	11,613	12,376
Series 1577, Class PK 6.50% due 09/15/2023(3)	392	411
Series 1226, Class Z 7.75% due 03/15/2022(3)	18	18
		488,342
Federal National Mtg. Assoc. — 1.5%
2.50% due 02/01/2043	37,418	39,033
2.50% due 03/01/2043	80,579	84,216
2.64% due 03/01/2027	26,260	28,177
2.78% due 03/01/2027	59,345	64,148
2.97% due 06/01/2027	101,853	111,284
3.00% due 12/01/2027	6,270	6,635
3.00% due 01/01/2028	5,391	5,705
4.50% due 01/01/2039	1,331	1,485
4.50% due 06/01/2039	11,480	12,367
4.50% due 09/01/2039	3,138	3,489
4.50% due 05/01/2041	3,987	4,449
5.00% due 05/01/2035	1,061	1,217
5.00% due 07/01/2040	23,511	26,544
5.50% due 12/01/2029	943	1,053
5.50% due 06/01/2035	71,113	82,298
5.50% due 06/01/2036	33,620	38,757
5.50% due 08/01/2037	7,444	8,638
5.50% due 06/01/2038	4,546	5,294
6.00% due 12/01/2033	4,171	4,944
6.00% due 05/01/2034	3,282	3,897
6.00% due 08/01/2034	636	756
6.00% due 11/01/2038	855	1,013
7.00% due 06/01/2037	6,786	8,073
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS
3.00% due 11/25/2042(3)	23,278	24,366
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(3)	13,796	13,851
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(3)	11,302	11,382
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(3)	16,577	16,512
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(3)	20,548	21,332
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(3)	32,751	34,330
Federal National Mtg. Assoc. FRS
1.94% (12 ML+1.57%) due 05/01/2037	854	898
2.33% (12 ML+1.82%) due 10/01/2040	1,056	1,117
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.33% due 06/25/2034(2)(5)(6)	367,596	42,356
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(3)	24,089	24,556
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	34,832	35,524
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	17,977	18,264
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	2,059	2,097
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	8,918	9,177
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	16,090	16,594
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	14,881	15,347
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	17,805	18,641
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	63,828	66,945
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	29,666	30,598
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	22,822	23,749
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	9,622	10,347
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	11,092	11,452
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	33,594	35,257
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	44,758	46,917
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	11,032	11,866
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	20,837	21,724
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	9,761	9,934

Series 2018-80, Class GD 3.50% due 12/25/2047(3)		17,690	18,485
Series 2018-23, Class LA 3.50% due 04/25/2048(3)		24,292	26,464
Series 2019-7, Class JA 3.50% due 03/25/2049(3)		23,991	25,770
Series 2019-14, Class CA 3.50% due 04/25/2049(3)		27,437	29,871
Series 2017-35, Class AH 3.50% due 04/25/2053(3)		22,753	23,423
Series 2017-84, Class KA 3.50% due 04/25/2053(3)		17,605	18,129
Series 2019-15, Class AB 3.50% due 05/25/2053(3)		28,372	29,941
Series 2018-72, Class BA 3.50% due 07/25/2054(3)		36,161	37,838
Series 2018-19, Class DC 3.50% due 05/25/2056(3)		13,661	14,324
Series 2018-70, Class HA 3.50% due 10/25/2056(3)		24,811	26,269
Series 2019-7, Class CA 3.50% due 11/25/2057(3)		22,777	24,290
Series 2019-12, Class HA 3.50% due 11/25/2057(3)		26,824	28,811
Series 2017-49, Class JA 4.00% due 07/25/2053(3)		19,332	20,138
			1,442,358
Government National Mtg. Assoc. — 3.6%
2.00% due July 30 TBA		650,000	662,543
2.50% due July 30 TBA		350,000	362,291
3.00% due July 30 TBA		925,000	965,035
3.50% due July 30 TBA		1,200,000	1,259,226
4.00% due 07/15/2041		10,455	11,461
4.00% due 08/15/2041		3,974	4,364
4.00% due 10/15/2041		6,377	7,075
4.00% due July 30 TBA		75,000	79,195
4.50% due 06/15/2041		49,528	55,914
6.00% due 11/15/2028		8,099	9,407
7.00% due 07/15/2033		3,600	4,125
9.00% due 11/15/2021		3	3
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(3)		25,402	25,648
Series 2015-151, Class BA 1.70% due 10/20/2045(3)		13,608	13,792
Series 2013-37, Class LG 2.00% due 01/20/2042(3)		20,064	20,526
Series 2005-74, Class HB 7.50% due 09/16/2035(3)		291	324
Series 2005-74, Class HC 7.50% due 09/16/2035(3)		2,672	3,057
			3,483,986
Uniform Mtg. Backed Securities — 10.3%
1.50% due July 15 TBA		425,000	430,283
2.00% due July 15 TBA		450,000	464,295
2.00% due July 30 TBA		2,415,000	2,441,697
2.00% due August 30 TBA		2,415,000	2,436,886
2.50% due July 30 TBA		800,000	827,969
2.50% due August 30 TBA		800,000	826,375
3.00% due July 30 TBA		525,000	547,374
3.00% due August 30 TBA		525,000	547,026
3.50% due July 30 TBA		600,000	631,699
4.00% due July 30 TBA		625,000	665,698
			9,819,302
Total U.S. Government Agencies (cost $15,123,058)			15,233,988
U.S. GOVERNMENT TREASURIES — 12.0%
United States Treasury Bonds — 5.4%
0.88% due 02/15/2047(9)TIPS		143,781	185,210
1.00% due 02/15/2048(9)TIPS		27,067	36,146
1.00% due 02/15/2049(9)TIPS		26,525	35,763
1.25% due 05/15/2050		206,000	168,317
1.88% due 02/15/2051		250,000	238,828
2.25% due 05/15/2041		575,000	598,898
2.25% due 08/15/2046		50,000	51,732
2.25% due 08/15/2049		95,000	98,470
2.38% due 11/15/2049		185,000	197,105
2.50% due 02/15/2045		5,000	5,413
2.88% due 08/15/2045		370,000	428,000
3.13% due 08/15/2044		600,000	720,539
3.38% due 05/15/2044(10)(11)		1,370,000	1,709,343
3.63% due 08/15/2043		160,000	206,200
3.63% due 02/15/2044		291,000	376,368
3.75% due 11/15/2043		140,000	183,881
			5,240,213
United States Treasury Notes — 6.6%
0.38% due 01/15/2027(9)TIPS		88,419	97,879
0.63% due 12/31/2027		840,000	812,634
0.63% due 05/15/2030		1,510,000	1,412,617
0.63% due 08/15/2030		795,000	741,244
0.75% due 07/15/2028(9)TIPS		21,272	24,418
2.75% due 08/31/2025		1,900,000	2,058,606
2.75% due 02/15/2028		1,045,000	1,152,113
			6,299,511
Total U.S. Government Treasuries (cost $11,445,951)			11,539,724
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Sovereign — 2.4%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	60,000	39,735
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	161,655
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	786,000	166,447
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	55,000	69,371
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	65,000	76,366
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	29,423
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	32,454

Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	63,027
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	117,321
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	105,911
Republic of Colombia Senior Notes 3.88% due 04/25/2027	200,000		212,492
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	123,441
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	115,823
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	124,326
Republic of Peru Senior Notes 2.39% due 01/23/2026	5,000		5,163
Republic of Peru Senior Notes 2.78% due 01/23/2031	25,000		25,449
Republic of Peru Senior Notes 3.30% due 03/11/2041	20,000		20,189
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	118,429
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,545,000	132,382
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	147,012
United Mexican States Senior Bonds 4.75% due 03/08/2044	102,000		112,631
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,109,700	270,568
Total Foreign Government Obligations (cost $2,296,263)			2,269,615
OPTIONS - PURCHASED†(12) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $179,884)	33,325,267		6,810
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)	4		48
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000		70
Total Escrows And Litigation Trusts (cost $0)			118
Total Long-Term Investment Securities (cost $89,856,201)			106,804,636

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(13)
(cost $1,290,495)	1,290,495		1,290,495
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(14)	275,000		275,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	200,000		200,000
BNP Paribas SA Joint Repurchase Agreement(14)	175,000		175,000
Deutsche Bank AG Joint Repurchase Agreement(14)	295,000		295,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	280,000		280,000
Total Repurchase Agreements (cost $1,225,000)			1,225,000

TOTAL INVESTMENTS (cost $92,371,696)	113.9%	109,320,131
Liabilities in excess of other assets	(13.9)	(13,377,033)
NET ASSETS	100.0%	$95,943,098

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $10,636,615 representing 11.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2021.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Interest Only
(7)	Collateralized Loan Obligation
(8)	Denominated in United States dollars unless otherwise indicated.
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Options — Purchased

Over the Counter Call Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$6,882	$36,735	$1,872	$(34,863)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	6,326	34,353	108	(34,245)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	6,036	36,553	6	(36,547)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	7,255	36,034	4,817	(31,217)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	6,827	36,209	7	(36,202)
						$179,884	$6,810	$(173,074)

CNY — Chinese Yuan

USD — United States Dollar

(13)	The rate shown is the 7-day yield as of June 30, 2021.
(14)	See Note 2 for details of Joint Repurchase Agreements.

AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
EUR	— Euro Currency
MXN	— Mexican Peso
RUB	— Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
4	Long	Euro-OAT	September 2021	$751,481	$754,327	$2,846
8	Long	U.S. Treasury 10 Year Notes	September 2021	1,055,732	1,060,000	4,268
61	Short	U.S. Treasury 5 Year Notes	September 2021	7,550,554	7,529,211	21,343
1	Long	U.S. Treasury Ultra Bonds	September 2021	189,969	192,687	2,718
						$31,175

						Unrealized
						(Depreciation)
3	Short	Australian 10 Year Bonds	September 2021	$317,467	$317,654	$(187)
3	Long	E-Mini Russell 2000 Index	September 2021	350,196	346,170	(4,026)
5	Short	Euro-BTP	September 2021	891,654	897,673	(6,019)
7	Short	Euro-Bund	September 2021	1,425,189	1,432,706	(7,517)
1	Short	Euro-BUXL 30 Year Bonds	September 2021	237,174	240,992	(3,818)
4	Short	Long Gilt	September 2021	704,349	708,803	(4,454)
8	Long	U.S. Treasury 2 Year Notes	September 2021	1,765,734	1,762,562	(3,172)
9	Short	U.S. Treasury Long Bonds	September 2021	1,407,109	1,446,750	(39,641)
20	Short	U.S. Treasury Ultra Bonds	September 2021	2,900,264	2,944,062	(43,798)
						$(112,632)
Net Unrealized Appreciation (Depreciation)						$(81,457)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	MXN	3,680,000	USD	184,238	09/15/2021	$1,338	$—
Citibank N.A.	EUR	900,000	USD	1,096,242	09/15/2021	27,443	—
Goldman Sachs International	BRL	430,000	USD	84,233	09/15/2021	—	(1,438)
	RUB	5,680,000	USD	76,928	09/15/2021	134	—
						134	(1,438)
JPMorgan Chase Bank	EUR	28,000	USD	34,146	09/15/2021	895	—
Morgan Stanley & Co. Inc.	AUD	59,000	USD	45,789	09/15/2021	1,528	—
	EUR	25,000	USD	30,497	09/15/2021	808	—
						2,336	—
Unrealized Appreciation (Depreciation)						$32,146	$(1,438)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$228	$16,644
USD	265	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(428)	5,985
					$(200)	$22,629

BBA - British Bankers' Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,736,345	$—	$1,760	$1,738,105
Other Industries	53,265,701	—	—	53,265,701
Asset Backed Securities:
Diversified Financial Services	—	8,745,893	299,997	9,045,890
U.S. Corporate Bonds & Notes	—	11,916,861	—	11,916,861
Foreign Corporate Bonds & Notes	—	1,041,512	—	1,041,512
Municipal Bonds & Notes	—	746,312	—	746,312
U.S. Government Agencies	—	15,233,988	—	15,233,988
U.S. Government Treasuries	—	11,539,724	—	11,539,724
Foreign Government Obligations	—	2,269,615	—	2,269,615
Options - Purchased	—	6,810	—	6,810
Escrows and Litigation Trusts	—	70	48	118
Short-Term Investment Securities	1,290,495	—	—	1,290,495
Repurchase Agreement	—	1,225,000	—	1,225,000
Total Investments at Value	$56,292,541	$52,725,785	$301,805	$109,320,131

Other Financial Instruments:†
Futures Contracts	$31,175	$—	$—	31,175
Forward Foreign Currency Contracts	—	32,146	—	32,146
Centrally Cleared Interest Rate Swap Contracts	—	22,629	—	22,629
Total Other Financial Instruments	$31,175	$54,775	$—	$85,950

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$112,632	$—	$—	112,632
Forward Foreign Currency Contracts	—	1,438	—	1,438
	$112,632	$1,438	$—	$114,070

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of investments

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 31.5%
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	3,324	$412,774
Applications Software — 0.8%
Roper Technologies, Inc.	408	191,842
ServiceNow, Inc.†	546	300,054
		491,896
Commercial Services-Finance — 3.0%
Adyen NV†*	112	273,643
Avalara, Inc.†	1,228	198,690
PayPal Holdings, Inc.†	1,068	311,301
Square, Inc., Class A†	4,100	999,580
		1,783,214
Communications Software — 1.2%
Zoom Video Communications, Inc., Class A†	1,904	736,905
Computer Software — 3.9%
Datadog, Inc., Class A†	2,809	292,361
Snowflake, Inc., Class A†	2,792	675,105
Twilio, Inc., Class A†	2,724	1,073,692
ZoomInfo Technologies, Inc., Class A†	5,536	288,813
		2,329,971
Data Processing/Management — 0.5%
DocuSign, Inc.†	1,155	322,903
Diagnostic Equipment — 0.4%
Danaher Corp.	786	210,931
E-Commerce/Products — 3.1%
Amazon.com, Inc.†	249	856,600
Chewy, Inc., Class A†	2,716	216,492
Farfetch, Ltd., Class A†	6,667	335,750
Wayfair, Inc., Class A†	1,429	451,150
		1,859,992
E-Commerce/Services — 1.3%
Match Group, Inc.†	1,890	304,763
Uber Technologies, Inc.†	9,377	469,975
		774,738
Enterprise Software/Service — 3.4%
Coupa Software, Inc.†	1,343	352,014
salesforce.com, Inc.†	1,164	284,330
Veeva Systems, Inc., Class A†	3,058	950,885
Workday, Inc., Class A†	1,831	437,133
		2,024,362
Entertainment Software — 0.5%
Activision Blizzard, Inc.	3,138	299,491
Gold Mining — 0.1%
Royal Gold, Inc.	429	48,949
Internet Application Software — 2.8%
Okta, Inc.†	2,007	491,073
Shopify, Inc., Class A†	809	1,181,933
		1,673,006
Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	833	289,643
Snap, Inc., Class A†	7,371	502,260
Spotify Technology SA†	2,610	719,290
Twitter, Inc.†	16,419	1,129,791
		2,640,984
Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	2,741	422,580
Vimeo, Inc.†	4,450	218,050
		640,630
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	996	915,961
Medical-Biomedical/Gene — 0.7%
Royalty Pharma PLC, Class A	10,179	417,237
Medical-Drugs — 0.3%
Zoetis, Inc.	1,083	201,828
Retail-Apparel/Shoe — 0.3%
Lululemon Athletica, Inc.†	495	180,660
Retail-Discount — 0.7%
Costco Wholesale Corp.	1,131	447,503
Semiconductor Equipment — 0.8%
ASML Holding NV	707	488,424
Total Common Stocks
(cost $13,185,103)		18,902,359
ASSET BACKED SECURITIES — 15.8%
Diversified Financial Services — 15.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.90% due 08/10/2035*(2)	$120,000	131,442
510 Asset Backed Trust
Series 2021-NPL1, Class A1
2.24% due 06/25/2061*(1)(3)(7)	100,000	100,000
Affirm Asset Securitization Trust
Series 2020-Z1, Class A
3.46% due 10/15/2024*	50,089	50,735
Alternative Loan Trust FRS
Series 2006-OC11, Class 2A2A
0.43% (1 ML+0.17%)
due 01/25/2037(3)	88	283
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D
2.58% due 09/18/2025	40,000	41,562
Angel Oak Mtg. Trust VRS
Series 2020-3, Class A1
1.69% due 04/25/2065*(3)(4)	70,734	71,426
Angel Oak Mtg. Trust VRS
Series 2021-2, Class A1
0.99% due 04/25/2066*(3)(4)	46,164	46,116
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1
0.99% due 04/25/2053*(3)(4)	49,771	49,763
Angel Oak Mtg. Trust VRS
Series 2019-3, Class A1
2.93% due 05/25/2059*(3)(4)	41,711	41,902
Angel Oak Mtg. Trust I LLC VRS
Series 2019-2, Class A1
3.63% due 03/25/2049*(3)(4)	13,059	13,211
Asset Backed Securities Corp. Home
Equity Loan Trust FRS
Series 2004-HE7, Class M2
1.67% (1 ML+1.58%)
due 10/25/2034	11,935	12,344

Atrium XII FRS Series 12A, Class AR 1.01% (3 ML+0.83%) due 04/22/2027*(5)	226,414	226,357
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(2)(4)(6)	984,396	38,308
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(2)(4)(6)	992,569	57,815
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	59,592	61,128
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	39,242	39,650
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	35,225	36,119
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	36,716	37,549
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	36,490	37,292
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	46,859	47,845
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.92% (1 ML+0.85%) due 08/15/2036*(2)	152,000	152,141
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.89% due 02/25/2036(3)(4)	51,169	48,318
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.39% (1 ML+ 1.30%) due 03/25/2029*(3)	6,181	6,181
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/15/2029*(3)	37,196	37,196
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(2)(4)(6)	208,009	5,655
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(2)(4)(6)	360,256	9,351
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(2)(4)(6)	994,812	39,693
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(2)(4)(6)	338,045	25,653
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(2)(4)(6)	163,846	19,596
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(2)(4)(6)	99,913	11,282
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.26% (3 ML + 1.10%) due 04/20/2034*(5)	250,000	249,937
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	41,292	41,967
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	22,398	22,321
COLT Funding LLC Series 2021-1, Class A1 0.91% due 06/25/2066*(3)	55,000	54,874
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	125,105	133,961
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 0.97% (1 ML+0.90%) due 10/15/2034*(2)	91,549	91,604
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	65,000	70,346
Commercial Mtg. Trust
Series 2013-WWP, Class A2
3.42% due 03/10/2031*(2)	140,000	146,202
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	141,625	150,785
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	150,000	161,315
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(2)	195,000	206,550
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	23,431	16,931
Credit Suisse Mtg. Capital Certificates Series 2021-NQM4, Class A1 0.97% due 05/25/2066*(1)	100,000	99,999
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(2)(4)(6)	1,109,849	26,279
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(2)	90,338	94,601

CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	33,259	35,041
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(2)(4)(6)	100,883	10,331
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	125,000	133,030
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	81,138	85,267
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(3)(4)	42,122	42,247
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	50,000	51,742
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,375	53,420
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,500	61,004
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	36,000
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	87,280
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,690
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(3)(4)	39,287	39,623
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 1.99% (1 ML+1.90%) due 11/26/2029*(3)	63,315	63,315
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	125,000	127,523
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,445	34,717
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(2)(4)(6)	998,306	47,203
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	97,000	104,033
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(2)(4)(6)	1,190,334	26,841
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	140,000	150,440
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(2)	100,000	101,096
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.46% due 04/25/2036(3)(4)	4,199	3,354
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.89% due 03/25/2047(3)(4)	13,272	10,568
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(3)	17,756	17,762
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.63% (1 ML+0.54%) due 05/25/2035(3)	31,306	31,154
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	25,000	25,774
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	68,000	72,846
KKR CLO, Ltd. FRS Series 22A, Class A 1.34% (3 ML+1.15%) due 07/20/2031*(5)	250,000	250,625
Legacy Mtg. Asset Trust
Series 2019-GS6, Class A1
3.00% due 06/25/2059*(3)(7)	81,878	82,117
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(7)	88,135	88,646
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.59% (1 ML+1.50%) due 04/01/2024*(3)	61,074	60,768
LSTAR Securities Investment Trust Series 2021-1, Class A 1.89% (1 ML+1.80%) due 02/01/2026*(3)	78,315	78,498
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 1.50%) due 05/01/2024*(3)	64,197	63,343
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(5)	250,000	249,938

Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(3)(4)	11,418	11,861
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.80% due 02/25/2035(3)(4)	8,064	8,152
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(3)(4)	85,233	85,095
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(2)(4)(6)	227,279	6,340
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.35% due 06/15/2050(2)(4)(6)	105,613	6,072
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	23,706	14,790
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.28%) due 10/25/2035(3)	45,038	45,069
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)	49,857	53,401
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.84% (1 ML + 0.75%) due 01/25/2048*(3)	58,066	58,174
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(3)	43,810	44,372
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(3)(4)	45,374	45,820
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(3)(4)	58,669	61,142
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	44,781	47,427
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	42,027	44,634
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	73,953	78,668
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	75,017	80,104
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	60,447	64,706
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	43,557	46,377
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	67,500	72,214
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(3)(4)	99,233	98,961
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	11,719	12,097
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.49% (1 M + 1.40%) due 07/25/2029*(3)	7,561	7,563
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 0.98% (3 ML+0.80%) due 07/15/2027*(5)	38,846	38,853
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	31,245	19,253
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.24% (3 ML+1.05%) due 04/30/2027*(5)	108,592	108,622
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(3)(7)	84,627	85,075
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1
1.99% due 02/25/2061*(3)(7)	100,000	99,903
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(3)(7)	100,000	99,871
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(3)(7)	97,006	97,480
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(3)(7)	97,587	97,443
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.29% (1 ML+1.2%) due 06/25/2029*(3)	9,986	9,986
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,125
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	75,542	64,359
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	95,000	98,598

SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(3)(4)	80,000	79,945
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(5)	250,000	249,936
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.59% (1 ML+0.25%) due 11/25/2036	200,000	193,176
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	40,672	40,760
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(1)(3)(4)	100,000	99,998
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,938
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(3)(4)(7)	100,000	100,051
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	64,449	65,435
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	26,204	26,569
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	68,820	70,483
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(3)(4)	99,624	101,663
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	80,000	82,462
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(5)	100,000	99,974
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.43% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,974
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(3)(4)	83,787	83,879
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)(7)	81,931	82,010
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(7)	85,367	85,568
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(3)(7)	85,535	85,549
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(2)(4)(6)	578,253	18,781
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	105,000	113,050
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(2)(4)	10,000	10,241
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(3)(4)	12,971	12,737
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	85,000	85,755
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,250	51,313
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,377
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	61,705
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	145,280	156,797
WF-RBS Commercial Mtg. Trust
Series 2014-C19, Class A5
4.10% due 03/15/2047(2)	55,111	59,526
Total Asset Backed Securities (cost $9,329,576)		9,510,080
U.S. CORPORATE BONDS & NOTES — 20.6%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	42,200
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,316
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	47,412
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	18,362
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	25,000	32,833
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,122
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	38,939

Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	20,000	24,220
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,437
		187,641
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	42,512
Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	43,200
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	100,000	105,220
		148,420
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	20,000	21,828
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	12,969
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	18,263
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	52,985
		106,045
Auto-Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 6.13% due 10/01/2025	65,000	76,975
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,877
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	84,599
		181,451
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	35,722
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	36,727
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,057
State Street Corp. Senior Notes 2.90% due 03/30/2026	15,000	16,021
		94,805
Banks-Super Regional — 0.6%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,459
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	60,000	62,954
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	20,000	20,931
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,272
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	145,654
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,021
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	5,000	6,851
Wells Fargo & Co.
Sub. Notes
5.61% due 01/15/2044	10,000	13,660
		356,802
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 2.25% due 01/05/2032	75,000	76,881
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	5,000	5,209
		82,090
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	55,000	59,613
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	25,098
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	45,000	59,396
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	30,838

Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	13,000	13,954
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	21,000	23,283
		212,182
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,523
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	38,005
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	35,000	37,075
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,655
		110,258
Building & Construction Products-Misc. — 0.3%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	36,000	37,852
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,502
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	55,000	56,719
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,868
		169,941
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	44,000	51,370
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	33,671
		85,041
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	85,000	88,613
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	95,000	91,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	63,215
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	11,917
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	34,450
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,367
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	35,000	37,272
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	45,148
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,921
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	20,760
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,404
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	30,000	32,006
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,814
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	58,257
		568,825
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	21,290
Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	60,000	60,855
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	20,000	20,640

T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	48,773
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	20,000	20,692
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	55,000	61,409
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,861
		230,230
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	65,007
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	15,000	14,968
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	5,291
		85,266
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,259
Commercial Services-Finance — 0.2%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,057
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	80,055
		101,112
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	107,100
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	10,225
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,734
		139,059
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	80,000	83,359
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,766
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,766
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	21,429
		142,320
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,225
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	30,000	30,693
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,403
		72,321
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	125,000	132,888
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	50,000	54,019
Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	36,293
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	100,000	106,500
Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 2.09% due 06/14/2029	40,000	40,346
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,627
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	45,000	47,791
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	113,247
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	77,444
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	107,627
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	6,203

Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	70,698
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	40,250
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	25,000	25,497
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,725
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,931
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	143,860
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	50,000	55,316
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,424
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,018
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,555
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	100,000	102,276
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	87,127
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	20,000	22,386
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	24,000	34,949
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	20,000	20,567
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	35,000	36,805
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	15,576
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,188
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	70,000	72,967
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	90,000	95,623
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,187
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	85,000	93,653
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	50,298
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,616
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	70,467
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	67,336
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	48,660
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,135
Morgan Stanley
Senior Notes
3.13% due 07/27/2026	30,000	32,519
Morgan Stanley Senior Notes 3.59% due 07/22/2028	50,000	55,367
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	22,277
		1,889,538
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	60,000	66,972
E-Commerce/Services — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	117,000	122,850
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	28,441
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,002
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	5,000	5,279

Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,162
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,990
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,111
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,613
		114,598
Electric-Integrated — 1.7%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	26,678
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	27,152
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	23,988
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	16,498
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,668
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	15,591
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	10,000	11,097
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	70,000	70,692
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	21,773
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	30,000	29,055
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,945
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	45,000	55,567
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	20,178
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,092
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,742
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	20,000	21,217
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	44,029
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,888
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,000
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	65,000	63,050
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	35,383
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,279
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	75,000	84,312
Jersey Central Power & Light Co.
Senior Notes
2.75% due 03/01/2032*	20,000	20,275
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,724
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	10,274
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	75,000	70,371
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,984
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,080
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,886
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,115
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	43,056
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	22,406
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	10,000	14,392

Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,575
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	10,009
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,526
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,331
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,433
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	32,538
		1,032,849
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	45,000	47,410
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,573
		59,983
Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	5,000	5,364
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	55,000	57,825
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	38,000	40,001
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	60,000	70,920
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	10,227
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,098
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	40,000	40,803
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	30,000	31,126
Microchip Technology, Inc. 2.67% due 09/01/2023	55,000	57,276
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	34,059
		371,699
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	50,000	51,366
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	36,462
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	74,388
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	16,419
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,375
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	22,182
		217,192
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	52,000	57,395
Finance-Credit Card — 0.1%
Capital One Financial Corp.
Senior Notes
3.90% due 01/29/2024	40,000	43,172
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,685
		58,857
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	169,999
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,395
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,969
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,717
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,973
		61,659

Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	55,000	53,889
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	67,270
		121,159
Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	32,775
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,511
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	40,000	44,333
		104,619
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	94,275
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	54,375
		148,650
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	30,000	30,454
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	30,000	30,217
		60,671
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,733
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	40,000	43,499
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,694
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,732
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,779
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,486
		141,923
Insurance-Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	105,000	127,879
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	60,000	59,741
Unum Group Senior Notes 4.00% due 06/15/2029	5,000	5,617
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,527
		219,764
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,679
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	50,000	51,847
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,763
		80,289
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	27,477
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,978
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	40,000	41,468
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,630
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	55,000	61,008
		81,638
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030	15,000	17,283
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	60,000	63,000
		80,283

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,356
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	35,000	36,500
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	15,830
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,053
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	70,000	67,741
		132,480
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	35,000	38,049
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	15,000	18,029
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	24,660
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	80,000	80,026
Astrazeneca Finance LLC Company Guar. Notes 2.25% due 05/28/2031	5,000	5,085
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	54,518
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	40,000	38,383
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	28,002
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	66,202
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,657
		363,611
Medical-HMO — 0.4%
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	31,350
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	87,982
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,314
Kaiser Foundation Hospitals Senior Notes 3.00% due 06/01/2051	25,000	25,824
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,301
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	30,000	30,405
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	35,000	39,173
		256,349
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,420
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	65,000	64,457
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,654
HCA, Inc.
Company Guar. Notes
5.63% due 09/01/2028	35,000	41,475
Sutter Health Notes 3.36% due 08/15/2050	20,000	21,243
		143,249
Multimedia — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	15,000	17,332
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	40,000	48,265
		65,597
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	70,000	70,693
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.00% due 06/01/2029	15,000	15,169
Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	111,000	112,387
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	15,000	15,675

Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	30,000	31,170
		159,232
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,490
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	33,100
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,071
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	27,145
		96,806
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,424
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	10,000	10,105
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	15,094
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,671
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	30,000	35,851
		109,145
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,486
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	15,000	17,680
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	70,000	70,235
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	35,000	40,637
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	26,040
		136,912
Pipelines — 0.4%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	11,573
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	70,000	89,255
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,458
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,398
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	35,000	35,831
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,056
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,159
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	6,101
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,477
Sabine Pass Liquefaction LLC
Senior Sec. Notes
4.50% due 05/15/2030	30,000	34,587
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	32,400
		260,295
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	10,000	9,732
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,900
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	15,082
Equinix, Inc. Senior Notes 2.50% due 05/15/2031	30,000	30,546
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	45,000	48,487
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	23,300
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	15,000	17,848

SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,974
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	61,145
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,230
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,884
		285,128
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,525
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,452
		72,977
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	43,792
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	35,000	38,372
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	20,000	19,195
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,497
		63,064
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	55,000	57,494
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	15,000	15,735
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	33,270
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,059
		61,064
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	10,000	10,148
Howard University Notes 2.80% due 10/01/2030	5,000	5,121
Howard University Notes 2.90% due 10/01/2031	25,000	25,876
Howard University Notes 3.48% due 10/01/2041	10,000	10,224
		51,369
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	12,733
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	10,000	13,295
		26,028
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	39,321
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	71,000	71,373
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	15,000	15,736
AT&T, Inc.
Senior Notes
3.65% due 09/15/2059*	2,000	2,030
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	25,000	26,070
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	17,632
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	19,265
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	37,772
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	85,000	90,000
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	37,028
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	59,642
		415,869
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	5,000	4,838

Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	20,000	19,019
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	55,000	54,635
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	40,000	42,022
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	20,000	21,141
		141,655
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	119,000	118,400
Transport-Rail — 0.2%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,290
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	45,968
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	40,000	38,479
		89,737
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,810
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	33,041
		69,851
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,224
Total U.S. Corporate Bonds & Notes (cost $11,830,429)		12,355,753
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	41,549
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	66,843
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,792
		77,635
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,284
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	33,375
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,476
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	15,000	14,931
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	53,069
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	52,319
		105,388
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	30,000	31,941
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	50,000	55,231
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	25,900
		81,131
Oil Companies-Exploration & Production — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	15,319
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,237
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	30,810
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	55,500
		111,866

Oil Companies-Integrated — 0.5%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,604
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	15,000	17,116
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	17,252
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	200,000	197,874
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	15,980
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051	5,000	5,413
		274,239
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	70,000	69,241
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	85,000	86,063
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	60,548
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	17,508
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	12,290
		90,346
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	29,996
Total Foreign Corporate Bonds & Notes (cost $1,023,388)		1,065,461
MUNICIPAL BONDS & NOTES — 1.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,875
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,317
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	36,790
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,269
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	86,437
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	87,018
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	75,000	75,721
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	43,048
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	128,247
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	34,000	51,519
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	100,000	110,784
Philadelphia Authority for Industrial Development Revenue Bonds Series C
6.55% due 10/15/2028	100,000	129,968
State of California General Obligation Bonds 7.30% due 10/01/2039	20,000	32,008
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,000
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	38,087
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,497
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,756
Total Municipal Bonds & Notes (cost $786,642)		891,341
U.S. GOVERNMENT AGENCIES — 29.4%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028	5,261	5,531
2.50% due 04/01/2028	13,079	13,749
3.00% due 08/01/2027	19,094	20,167
3.50% due 03/01/2042	5,648	6,124
3.50% due 08/01/2042	25,596	27,600

3.50% due 09/01/2043	21,940	23,830
4.00% due 03/01/2023	5	5
4.00% due 09/01/2040	1,246	1,358
4.00% due 10/01/2043	27,727	30,219
4.50% due 01/01/2039	878	981
5.00% due 07/01/2021	0	0
5.00% due 05/01/2034	12,853	14,536
5.50% due 05/01/2037	3,489	4,057
5.50% due 06/01/2037	1,596	1,858
6.50% due 05/01/2029	864	982
6.50% due 07/01/2035	1,216	1,391
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	847	880
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K124, Class X1 0.72% due 12/25/2030(2)(6)	289,875	17,517
Series K068, Class A2 3.24% due 08/25/2027(2)	79,000	88,007
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(2)(4)(6)	199,713	9,823
Series K064, Class X1 0.60% due 03/25/2027(2)(4)(6)	367,345	11,531
Series K122, Class X1 0.88% due 11/25/2030(2)(4)(6)	99,926	7,150
Series K121, Class X1 1.03% due 10/25/2030(2)(4)(6)	123,884	10,110
Series K114, Class X1 1.12% due 06/25/2030(2)(4)(6)	229,722	20,413
Series K104, Class X1 1.13% due 02/25/2052(2)(4)(6)	189,639	15,956
Series K111, Class X1 1.57% due 05/25/2030(2)(4)(6)	99,816	12,151
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	18,614	20,482
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.74% (1 ML+1.65%) due 04/25/2043*(3)	12,638	12,654
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(3)	39,007	39,160
Series 2019-DNA3, Class M2 2.14% (1 ML + 2.05%) due 07/25/2049*(3)	35,785	36,099
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(3)	65,153	65,825
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(3)	41,802	42,452
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(3)	22,027	22,354
Series 3964, Class MD 2.00% due 01/15/2041(3)	2,328	2,377
Series 4961, Class JB 2.50% due 12/15/2042(3)	39,530	41,362
Series 3883, Class PB 3.00% due 05/15/2041(3)	13,250	14,120
Series 1577, Class PK 6.50% due 09/15/2023(3)	589	616
Series 1226, Class Z 7.75% due 03/15/2022(3)	25	26
		643,453
Federal National Mtg. Assoc. — 2.9%
2.50% due 04/01/2028	21,343	22,362
2.50% due 02/01/2043	37,418	39,033
2.50% due 03/01/2043	79,405	82,990
2.66% due 03/01/2027	400,920	430,950
3.00% due 10/01/2027	8,719	9,227
3.00% due 12/01/2027	7,523	7,963
3.00% due 01/01/2028	14,375	15,214
4.00% due 11/01/2025	1,603	1,704
4.50% due 01/01/2039	2,662	2,970
4.50% due 09/01/2039	5,884	6,543
4.50% due 09/01/2040	12,393	13,833
4.50% due 05/01/2041	7,420	8,281
5.00% due 05/01/2035	143	164
5.00% due 07/01/2040	9,877	11,044
5.50% due 10/01/2021	38	38
5.50% due 06/01/2022	340	342
5.50% due 12/01/2029	1,949	2,175
5.50% due 05/01/2034	8,810	9,922
5.50% due 08/01/2037	14,888	17,276
5.50% due 06/01/2038	2,841	3,309
6.00% due 06/01/2026	5,123	5,743
6.00% due 04/01/2027	30,558	34,250
6.00% due 12/01/2033	11,376	13,484
6.00% due 05/01/2034	6,926	8,224
6.50% due 06/01/2035	12,796	14,339
6.50% due 10/01/2037	1,137	1,301
7.00% due 06/01/2037	7,054	8,391
Federal National Mtg. Assoc. FRS
1.94% (12 ML+1.57%) due 05/01/2037	1,514	1,593
2.33% (12 ML+1.82%) due 10/01/2040	2,016	2,132

Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(3)	11,302	11,382
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(3)	19,892	19,814
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(3)	28,104	28,649
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	39,966	40,759
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	20,853	21,187
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	2,985	3,041
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	9,728	10,012
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	18,101	18,668
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	17,085	17,620
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	21,043	22,030
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	71,338	74,822
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	34,412	35,493
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	25,757	26,803
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	9,622	10,347
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	12,798	13,213
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	37,545	39,403
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	52,657	55,197
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	12,870	13,843
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	23,814	24,827
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	11,026	11,222
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	19,983	20,881
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	27,957	30,457
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	29,322	31,496
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	30,485	33,191
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	25,787	26,546
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	20,120	20,719
Series 2019-15, Class AB 3.50% due 05/25/2053(3)	31,526	33,268
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	38,572	40,360
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	16,631	17,438
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	26,465	28,020
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	29,943	32,161
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	27,658	29,495
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	21,090	21,969
Series 415, Class A3 STRIP 3.00% due 11/25/2042(3)	26,453	27,688
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(3)	15,176	15,237
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(3)	23,972	24,887
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%)
due 05/25/2029(3)	38,288	40,134
		1,747,076
Government National Mtg. Assoc. — 7.8%
2.00% due 07/21/2051	675,000	688,025
2.50% due July 30 TBA	425,000	439,925
3.00% due July 30 TBA	1,050,000	1,095,445
3.50% due July 30 TBA	760,000	797,302
3.50% due July 30 TBA	750,000	787,222
4.00% due July 30 TBA	650,000	686,359
4.00% due 09/15/2040	9,008	9,993
4.00% due 11/15/2040	30,656	33,887
4.50% due 02/15/2039	3,708	4,187
4.50% due 08/15/2041	49,386	55,600
5.50% due 05/15/2036	4,572	5,112
6.00% due 09/15/2032	5,645	6,688
6.00% due 12/15/2033	18,161	21,588
7.00% due 07/15/2033	3,733	4,278
7.00% due 11/15/2033	4,730	5,501
8.00% due 11/15/2031	798	801
9.00% due 11/15/2021	3	3
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(3)	29,086	29,368
Series 2015-151, Class BA 1.70% due 10/20/2045(3)	15,309	15,516
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	22,139	22,649
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	23	25
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	2,908	3,239
		4,712,713
Uniform Mtg. Backed Securities — 17.6%
1.50% due July 15 TBA	450,000	455,594

2.00% due July 15 TBA		450,000	464,295
2.00% due July 30 TBA		2,500,000	2,527,637
2.00% due August 30 TBA		2,495,000	2,517,611
2.50% due July 30 TBA		740,000	765,871
2.50% due August 30 TBA		735,000	759,232
3.00% due July 30 TBA		600,000	625,570
3.00% due August TBA		600,000	625,172
3.50% due July 30 TBA		300,000	315,850
4.00% due July 30 TBA		665,000	708,303
4.50% due July 30 TBA		425,000	457,522
5.00% due July 30 TBA		300,000	329,395
			10,552,052
Total U.S. Government Agencies (cost $17,531,078)			17,655,294
U.S. GOVERNMENT TREASURIES — 18.5%
United States Treasury Bonds — 8.8%
0.88% due 02/15/2047TIPS(8)		149,311	192,334
1.00% due 02/15/2048TIPS(8)		32,480	43,375
1.00% due 02/15/2049TIPS(8)		26,525	35,763
1.25% due 05/15/2050		102,000	83,341
1.88% due 02/15/2041		70,000	68,600
1.88% due 02/15/2051		245,000	234,052
2.25% due 05/15/2041		585,000	609,314
2.25% due 08/15/2046		175,000	181,063
2.25% due 08/15/2049		135,000	139,931
2.50% due 02/15/2045(9)		213,000	230,614
2.88% due 08/15/2045		400,000	462,703
3.00% due 11/15/2045		170,000	201,111
3.13% due 08/15/2044		505,000	606,454
3.13% due 05/15/2048		110,000	134,213
3.38% due 05/15/2044(10)		1,675,000	2,089,890
			5,312,758
United States Treasury Notes — 9.7%
0.38% due 04/30/2025		255,000	252,340
0.38% due 01/15/2027TIPS(8)		99,472	110,114
0.63% due 12/31/2027		470,000	454,688
0.63% due 05/15/2030		985,000	921,475
0.63% due 08/15/2030		1,115,000	1,039,607
0.75% due 04/30/2026		320,000	318,550
0.75% due 07/15/2028TIPS(8)		21,272	24,418
1.63% due 05/15/2031		305,000	310,052
2.75% due 08/31/2025		1,555,000	1,684,806
2.75% due 02/15/2028		615,000	678,038
			5,794,088
Total U.S. Government Treasuries (cost $11,035,681)			11,106,846
FOREIGN GOVERNMENT OBLIGATIONS — 3.8%
Sovereign — 3.8%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	65,000	43,047
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	800,000	169,411
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	60,000	75,677
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	130,599
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	70,000	82,240
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	29,424
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	32,454
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	63,027
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	117,321
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*		200,000	194,290
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	105,911
Republic of Colombia Senior Notes
3.88% due 04/25/2027		200,000	212,492
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	123,441
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	115,823
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,326
Republic of Peru Senior Notes 2.78% due 01/23/2031		25,000	25,449
Republic of Peru Senior Notes 3.30% due 03/11/2041		20,000	20,189
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	118,429
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,755,000	135,018
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	100,000	113,086
United Mexican States Senior Bonds 4.75% due 03/08/2044		100,000	110,423
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,195,100	275,090
Total Foreign Government Obligations (cost $2,321,530)			2,303,167

OPTIONS - PURCHASED†(11)— 0.0%
Over the Counter Call Options on Currency Contracts (cost $93,341)	17,263,000	3,359
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)	10	120
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	133
Total Escrows And Litigation Trusts (cost $0)		253
Total Long-Term Investment Securities (cost $67,136,768)		73,793,913

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(13) (cost $618,915)	618,915	618,915
REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(14)	310,000	310,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	225,000	225,000
BNP Paribas SA Joint Repurchase Agreement(14)	195,000	195,000
Deutsche Bank AG Joint Repurchase Agreement(14)	320,000	320,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	315,000	315,000
Total Repurchase Agreements (cost $1,365,000)		1,365,000
TOTAL INVESTMENTS (cost $69,120,683)	126.2%	75,777,828
Liabilities in excess of other assets	(26.2)	(15,744,599)
NET ASSETS	100.0%	$60,033,229

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $11,034,721 representing 18.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Collateralized Loan Obligation
(6)	Interest Only
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2021.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Options — Purchased
(12)	Denominated in United States dollars unless otherwise indicated.

Over the Counter Call Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$3,484	$18,598	$947	$(17,651)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	3,335	18,109	57	(18,052)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	3,231	19,564	3	(19,561)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	3,535	17,561	2,348	(15,213)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	3,678	19,509	4	(19,505)
						$93,341	$3,359	$(89,982)

CNY — Chinese Yuan

USD — United States Dollar

(13)	The rate shown is the 7-day yield as of June 30, 2021.
(14)	See Note 2 for details of Joint Repurchase Agreements.

AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
4	Long	Euro-OAT	September 2021	$751,481	$754,327	$2,846
43	Short	U.S. Treasury 5 Year Notes	September 2021	5,321,930	5,307,477	14,453
2	Long	U.S. Treasury Ultra Bonds	September 2021	381,281	385,375	4,094
						$21,393

						Unrealized
						(Depreciation)
3	Short	Australian 10 Year Bonds	September 2021	$317,467	$317,654	$(187)
3	Long	U.S. Treasury 2 Year Notes	September 2021	662,180	660,961	(1,219)
4	Short	U.S. Treasury 10 Year Notes	September 2021	527,782	530,000	(2,218)
1	Short	Euro-BUXL 30 Year Bonds	September 2021	237,174	240,992	(3,818)
4	Short	Long Gilt	September 2021	704,349	708,803	(4,454)
5	Short	Euro-BTP	September 2021	891,653	897,672	(6,019)
7	Short	Euro-Bund	September 2021	1,425,188	1,432,706	(7,518)
19	Short	U.S. Treasury 10 Year Ultra Notes	September 2021	2,755,242	2,796,859	(41,617)
10	Short	U.S. Treasury Long Bonds	September 2021	1,563,438	1,607,500	(44,062)
						$(111,112)
Net Unrealized Appreciation (Depreciation)						$(89,719)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	MXN	3,750,000	USD	187,742	09/15/2021	$1,363	$-
Citibank N.A.	EUR	888,000	USD	1,081,626	09/15/2021	27,077	-
Goldman Sachs International	BRL	440,000	USD	86,192	09/15/2021	-	(1,471)
	RUB	5,790,000	USD	78,418	09/15/2021	137	-
						137	(1,471)
JPMorgan Chase Bank	EUR	28,000	USD	34,146	09/15/2021	894	-
Morgan Stanley & Co., Inc.	AUD	64,000	USD	49,670	09/15/2021	1,658	-
	EUR	25,000	USD	30,497	09/15/2021	808	-
						2,466	-
Unrealized Appreciation (Depreciation)						$31,937	$(1,471)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	135	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$410	$29,959
USD	290	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(468)	6,550
					$(58)	$36,509

BBA - British Bankers' Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$18,902,359	$-	$-	$18,902,359
Asset Backed Securities
Diversified Financial Services	-	9,210,083	299,997	9,510,080
U.S. Corporate Bonds & Notes	-	12,355,753	-	12,355,753
Foreign Corporate Bonds & Notes	-	1,065,461	-	1,065,461
Municipal Bond & Notes	-	891,341	-	891,341
U.S. Government Agencies	-	17,655,294	-	17,655,294
U.S. Government Treasuries	-	11,106,846	-	11,106,846
Foreign Government Obligations	-	2,303,167	-	2,303,167
Options - Purchased	-	3,359	-	3,359
Escrows and Litigation Trusts	-	133	120	253
Short-Term Investment Securities	618,915	-	-	618,915
Repurchase Agreements	-	1,365,000	-	1,365,000
Total Investments at Value	$19,521,274	$55,956,437	$300,117	$75,777,828

Other Financial Instruments:†
Futures Contracts	$21,393	$-	$-	$21,393
Forward Foreign Currency Contracts	-	31,937	-	31,937
Centrally Cleared Interest Rate Swap Contracts	-	36,509	-	36,509
Total Other Financial Instruments	$21,393	$68,446	$-	$89,839

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$111,112	$-	$-	$111,112
Forward Foreign Currency Contracts	-	1,471	-	1,471
Total Other Financial Instruments	$111,112	$1,471	$-	$112,583

* For a detailed presentation of investments, please refer to the Portfolio of Investments.
† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income Portfolio

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount (14)	Value (Note 1)
COMMON STOCKS — 16.3%
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	1,304	$161,931
Applications Software — 0.4%
Roper Technologies, Inc.	160	75,232
ServiceNow, Inc.†	214	117,604
		192,836
Commercial Services-Finance — 1.5%
Adyen NV†*	44	107,503
Avalara, Inc.†	482	77,988
PayPal Holdings, Inc.†	419	122,130
Square, Inc., Class A†	1,608	392,030
		699,651
Communications Software — 0.6%
Zoom Video Communications, Inc., Class A†	747	289,111
Computer Software — 2.0%
Datadog, Inc., Class A†	1,102	114,696
Snowflake, Inc., Class A†	1,095	264,771
Twilio, Inc., Class A†	1,068	420,963
ZoomInfo Technologies, Inc., Class A†	2,172	113,313
		913,743
Data Processing/Management — 0.3%
DocuSign, Inc.†	453	126,645
Diagnostic Equipment — 0.2%
Danaher Corp.	308	82,655
E-Commerce/Products — 1.6%
Amazon.com, Inc.†	98	337,136
Chewy, Inc., Class A†	1,070	85,290
Farfetch, Ltd., Class A†	2,615	131,691
Wayfair, Inc., Class A†	561	177,113
		731,230
E-Commerce/Services — 0.7%
Match Group, Inc.†	741	119,486
Uber Technologies, Inc.†	3,678	184,342
		303,828
Enterprise Software/Service — 1.7%
Coupa Software, Inc.†	527	138,132
salesforce.com, Inc.†	457	111,632
Veeva Systems, Inc., Class A†	1,199	372,829
Workday, Inc., Class A†	718	171,415
		794,008
Entertainment Software — 0.3%
Activision Blizzard, Inc.	1,230	117,391
Gold Mining — 0.0%
Royal Gold, Inc.	168	19,169
Internet Application Software — 1.4%
Okta, Inc.†	787	192,563
Shopify, Inc., Class A†	317	463,131
		655,694
Internet Content-Entertainment — 2.3%
Facebook, Inc., Class A†	327	113,701
Snap, Inc., Class A†	2,891	196,993
Spotify Technology SA†	1,024	282,204
Twitter, Inc.†	6,440	443,136
		1,036,034
Internet Content-Information/News — 0.5%
IAC/InterActiveCorp†	1,075	165,733
Vimeo, Inc.†	1,745	85,505
		251,238
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	391	359,579
Medical-Biomedical/Gene — 0.4%
Royalty Pharma PLC, Class A	3,993	163,673
Medical-Drugs — 0.2%
Zoetis, Inc.	425	79,203
Retail-Apparel/Shoe — 0.2%
Lululemon Athletica, Inc.†	194	70,804
Retail-Discount — 0.4%
Costco Wholesale Corp.	444	175,677
Semiconductor Equipment — 0.4%
ASML Holding NV	277	191,363
Total Common Stocks (cost $5,154,206)		7,415,463
ASSET BACKED SECURITIES — 20.3%
Diversified Financial Services — 20.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$120,000	131,442
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.43% (1 ML+0.17%) due 01/25/2037(2)	105	338
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	41,562
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	64,583	65,215
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	46,164	46,116
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	49,771	49,763
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(2)(4)	13,059	13,211
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.67% (1 ML+1.58%) due 10/25/2034	2,387	2,469
Atrium XII FRS Series 12A, Class AR 1.01% (3 ML+0.83%) due 04/22/2027*(5)	226,414	226,357
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(1)(4)(6)	984,396	38,308
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(1)(4)(6)	992,569	57,815

Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	59,592	61,129
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	39,242	39,650
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	35,225	36,119
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	36,716	37,549
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	36,490	37,292
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	48,811	49,839
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.92% (1 ML+0.85%) due 08/15/2036*(1)	153,000	153,142
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.89% due 02/25/2036(2)(4)	60,809	57,422
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.39% (1 ML+ 1.30%) due 03/25/2029*(2)	6,181	6,181
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/15/2029*(2)	37,196	37,196
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(1)(4)(6)	209,981	5,708
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(1)(4)(6)	360,256	9,351
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(1)(4)(6)	994,812	39,693
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(1)(4)(6)	315,177	23,917
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(1)(4)(6)	158,851	18,999
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(1)(4)(6)	99,913	11,282
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.26% (3ML + 1.10%) due 04/20/2034*(5)	250,000	249,937
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.62% (1 ML + 2.55%) due 12/15/2037*(1)	100,000	100,249
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	41,292	41,967
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(1)	75,000	80,438
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	24,731	24,646
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(4)	55,000	54,874
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.33% (3 ML+1.15%) due 10/25/2028*(5)	246,587	246,724
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 0.97% (1 ML+0.90%) due 10/15/2034*(1)	91,549	91,604
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	75,000	81,168
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(1)	155,000	161,867
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(1)	141,679	150,842
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(1)	149,000	160,239
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	25,594	18,494
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(1)(4)(6)	1,101,117	26,073
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(1)	85,583	89,622
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(4)	33,259	35,041
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(1)(4)(6)	99,884	10,228
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	125,000	133,030

DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(1)	81,138	85,267
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(4)	40,562	40,682
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	50,000	51,742
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,500	61,004
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	36,000
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	82,146
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,690
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(2)(4)	43,777	44,151
GCAT VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(2)(4)	100,000	99,974
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 1.99% (1 ML+1.90%) due 11/26/2029*(2)	63,315	63,315
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	160,000	163,230
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	40,000	45,613
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(1)(4)(6)	1,116,062	25,166
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(1)	140,000	150,440
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	100,000	101,096
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.46% due 04/25/2036(2)(4)	5,038	4,025
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.89% due 03/25/2047(2)(4)	13,272	10,568
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(2)	17,756	17,762
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.63% (1 ML+0.54%) due 05/25/2035(2)	32,797	32,637
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	85,000	92,077
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	25,000	25,774
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(7)	98,953	98,707
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(7)	81,878	82,117
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(7)	88,135	88,646
LSTAR Securities Investment Trust Series 2021-1, Class A 1.89% (1 ML+1.80%) due 02/01/2026*(2)	78,315	78,498
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 1.50%) due 05/01/2024*(2)	64,197	63,343
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(5)	250,000	249,938
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	100,000	100,295
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(2)(4)	12,110	12,580
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.80% due 02/25/2035(2)(4)	7,680	7,763
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(4)	85,233	85,096
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(1)(4)(6)	227,279	6,340
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(1)	25,000	26,811

Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.35% due 06/15/2050(1)(4)(6)	109,837	6,315
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	21,810	13,607
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.28%) due 10/25/2035(2)	46,965	46,997
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(2)(4)	49,857	53,401
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.84% (1 ML + 0.75%) due 01/25/2048*(2)	56,064	56,168
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(2)	44,097	44,662
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(4)	58,669	61,142
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(4)	43,288	45,846
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(4)	42,065	44,675
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	74,644	79,403
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(4)	76,803	82,012
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	60,447	64,706
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	43,557	46,377
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	67,500	72,214
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(4)	99,233	98,961
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	5,709	5,893
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.49% (1 ML+ 1.40%) due 07/25/2029*(2)	7,561	7,563
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	37,754	23,264
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.10% (1 ML+2.00%) due 03/27/2024*(2)	41,094	41,011
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(7)	84,627	85,075
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(2)(7)	100,000	99,903
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(7)	100,000	99,871
PRPM LLC VRS Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(7)	97,587	97,443
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.29% (1 ML+1.2%) due 06/25/2029*(2)	9,986	9,986
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,125
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	87,673	74,694
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	90,000	93,409
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(5)	250,000	249,936
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.59% (1 ML+0.25%) due 11/25/2036	195,000	188,346
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	40,672	40,760
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,938
TICP CLO III-2, Ltd. FRS Series 2018-3R, Class A 1.03% (3 ML+0.84%) due 04/20/2028*(5)	184,122	183,601
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	14,934	15,065
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	60,658	61,586
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	26,204	26,569

Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	64,774	66,339
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	99,624	101,663
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(2)(7)	98,928	98,950
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(5)	100,000	99,974
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.43% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,974
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(4)	91,414	91,444
VOLT XCIV LLC VRS Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(2)(7)	81,931	82,010
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(7)	85,367	85,568
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML + 1.17%) due 07/20/2032*(5)	250,000	249,936
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(1)(4)(6)	578,253	18,781
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(1)	60,000	65,690
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	80,000	86,133
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(1)(4)	10,000	10,241
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(2)(4)	13,782	13,533
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	80,000	80,710
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,250	51,313
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,377
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	56,563
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	145,000	156,495
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	130,000	139,888
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(1)	60,000	64,807
Total Asset Backed Securities (cost $9,055,599)		9,218,514
U.S. CORPORATE BONDS & NOTES — 26.0%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	42,200
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,316
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	41,485
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	18,362
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	25,000	32,834
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,122
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	33,376
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,165
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,437
		170,097
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	42,512
Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	43,200

William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	95,000	99,959
		143,159
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	20,000	21,828
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	12,969
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	18,263
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	52,985
		106,045
Auto-Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	17,763
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	30,000	29,815
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	80,000	79,623
		127,201
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	40,825
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	36,727
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,057
State Street Corp. Senior Notes 2.90% due 03/30/2026	20,000	21,361
		100,145
Banks-Super Regional — 0.8%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,459
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	57,708
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,630
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,272
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	129,470
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,021
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,410
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	10,000	13,702
		350,672
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.25% due 01/05/2032	70,000	71,756
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	5,000	5,209
		76,965
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	48,775
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	12,549
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	60,000	79,194
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	25,698
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	15,000	16,101
		182,317
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,798
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	16,288
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	31,000	32,837

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,656
		73,579
Building & Construction Products-Misc. — 0.4%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	36,000	37,852
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,502
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	50,000	51,563
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,868
		164,785
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	42,000	49,035
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	29,181
		78,216
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	83,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	70,000	67,348
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	63,215
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,959
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	41,340
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,735
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	31,947
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	45,148
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	17,881
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	20,760
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,404
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	29,000	30,939
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,814
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	58,257
		545,428
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	21,290
Cellular Telecom — 0.5%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	45,000	45,641
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	20,000	20,640
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	48,773
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	20,000	20,692
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	55,000	61,410
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,861
		215,017
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	59,589

LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	9,979
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	10,000	10,583
		80,151
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,259
Commercial Services-Finance — 0.2%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,057
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	70,000	74,718
		95,775
Computer Services — 0.3%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	107,100
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	5,113
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,734
		133,947
Computers — 0.3%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	75,000	78,149
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,766
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,766
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	21,429
		137,110
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,225
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	25,578
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,403
		67,206
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	115,000	122,257
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	48,617
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	55,000	54,966
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	36,292
		91,258
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	100,000	106,500
Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.09% due 06/14/2029	35,000	35,303
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,627
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	45,000	47,791
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	124,033
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	44,254
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	107,627
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	70,698
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,925
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	45,282
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	25,000	25,497
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,725
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,931

Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	143,860
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	45,000	49,784
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,018
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,555
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	70,000	71,593
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,876
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	64,891
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	33,579
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	30,000	35,207
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	15,425
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	5,258
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	15,576
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,188
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	65,000	67,755
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	53,124
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,540
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	65,000	71,617
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	50,298
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,616
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	56,573
Morgan Stanley Senior Notes 1.59% due 05/04/2027	65,000	65,433
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	67,336
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	48,660
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,360
Morgan Stanley Senior Notes 2.70% due 01/22/2031	5,000	5,241
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	17,343
Morgan Stanley Senior Notes 3.59% due 07/22/2028	20,000	22,147
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	55,692
		1,785,238
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	55,000	61,391
E-Commerce/Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	112,000	117,600
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	28,441
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,002
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	5,000	5,279
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,162
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,990
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,111

Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,613
		114,598
Electric-Integrated — 2.2%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	26,677
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	27,152
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	23,988
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	21,998
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,668
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	15,591
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	10,000	11,097
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	65,000	65,643
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	21,773
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	30,000	29,055
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,945
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	35,000	43,219
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	20,178
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,092
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,742
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	26,522
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	38,526
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,888
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,000
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	58,200
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	35,383
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,279
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	70,000	78,691
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	15,000	15,206
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,724
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,708
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	70,000	65,680
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,984
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,080
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,886
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,115
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	43,055
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	30,000	33,608
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	7,196
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,575
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	10,009
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,368

Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,331
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,433
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	32,538
Southern Co. Senior Notes 3.70% due 04/30/2030	5,000	5,520
		1,002,323
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	42,142
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,574
		54,716
Electronic Components-Semiconductors — 0.8%
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	65,000	68,339
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	90,000	106,380
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,113
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,098
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	35,000	35,703
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	25,000	25,938
Microchip Technology, Inc. 2.67% due 09/01/2023	50,000	52,069
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	34,059
		351,699
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	50,000	51,366
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	36,462
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	74,388
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	16,419
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,458
Oracle Corp. Senior Notes 4.10% due 03/25/2061	15,000	16,636
		200,729
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	49,669
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,172
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,685
		58,857
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	169,999
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,395
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,969
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,717
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,973
		61,659
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 3.38% due 08/15/2030	50,000	48,990
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	67,270
		116,260

Gas-Distribution — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	28,405
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	33,013
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	60,958
		122,376
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	89,037
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	45,000	48,938
		137,975
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	25,000	25,379
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	25,180
		50,559
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,733
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	16,312
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	27,118
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	17,598
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,779
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,486
		126,026
Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	110,000	133,968
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	54,762
Unum Group Senior Notes 4.50% due 12/15/2049	35,000	37,138
		225,868
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,679
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	46,662
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,763
		75,104
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	27,477
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,978
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	40,000	41,468
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,630
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	60,000	66,554
		87,184
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030	15,000	17,282
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	55,000	57,750
		75,032
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,356
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	10,000	10,147
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	25,000	26,071

Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	15,830
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,052
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	58,064
		122,520
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	25,000	27,178
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	15,000	18,029
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	24,660
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	75,000	75,024
Astrazeneca Finance LLC Company Guar. Notes 2.25% due 05/28/2031	5,000	5,085
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	54,518
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	30,000	28,787
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	28,002
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	66,202
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,657
		338,142
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,157
Centene Corp. Senior Notes 3.38% due 02/15/2030	20,000	20,900
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	87,982
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,314
Kaiser Foundation Hospitals Senior Notes 3.00% due 06/01/2051	20,000	20,659
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,301
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	25,000	25,337
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	22,385
		232,035
Medical-Hospitals — 0.3%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,420
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	60,000	59,499
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,654
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	35,000	41,475
Sutter Health Notes 3.36% due 08/15/2050	15,000	15,932
		132,980
Multimedia — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	10,000	11,554
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	40,000	48,265
		59,819
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	65,644
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.00% due 06/01/2029	10,000	10,113
Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	109,000	110,362
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	10,000	10,450

Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	20,000	20,780
		141,592
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,490
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	33,100
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,071
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	27,145
		96,806
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,424
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,053
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	15,094
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,671
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	29,875
		98,117
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,486
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,787
Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	65,219
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	30,000	34,831
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	26,040
		126,090
Pipelines — 0.5%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	11,573
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	65,000	82,880
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,457
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,398
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	30,713
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,159
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	6,100
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,477
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	30,000	34,587
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	32,400
		243,744
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,866
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,900
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	15,082
Equinix, Inc. Senior Notes 2.50% due 05/15/2031	30,000	30,546
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	43,099
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	29,125
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,899
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,974

SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	71,337
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,230
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,884
		284,942
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,525
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,452
		72,977
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	43,791
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	35,000	38,372
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	15,000	14,396
Lowe's Cos., Inc. Senior Notes 2.63% due 04/01/2031	50,000	51,722
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,498
		109,988
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	52,268
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	20,000	20,980
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	33,270
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,059
		66,309
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,074
Howard University Notes 2.80% due 10/01/2030	15,000	15,363
Howard University Notes 2.90% due 10/01/2031	10,000	10,351
Howard University Notes 3.48% due 10/01/2041	15,000	15,335
		46,123
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,367
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	15,000	19,943
		26,310
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	5,000	4,915
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	137,000	137,721
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	5,000	5,245
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	5,000	5,214
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,877
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	19,265
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	17,000	15,996
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	37,772
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	75,000	79,412
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	71,570
		382,987
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	15,000	14,514
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	10,000	9,509

Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,961
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	50,000	49,668
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,769
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,856
		131,277
Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	114,000	113,425
Transport-Rail — 0.2%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,290
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	45,968
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	35,000	33,669
		84,927
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,810
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	33,041
		69,851
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,224
Total U.S. Corporate Bonds & Notes (cost $11,261,027)		11,796,987
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	41,549
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	61,273
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,792
		72,065
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,284
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	33,375
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,476
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	20,000	19,909
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	53,069
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	52,319
		105,388
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	25,000	26,617
Networking Products — 0.2%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	50,000	55,230
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	25,900
		81,130
Oil Companies-Exploration & Production — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	10,000	10,212
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,238
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	30,810
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	55,500
		106,760

Oil Companies-Integrated — 0.2%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,604
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	10,000	11,411
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	17,252
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	15,980
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051	5,000	5,413
		70,660
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	65,000	64,295
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	80,000	81,000
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	60,548
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	17,508
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	12,290
		90,346
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	35,000	34,996
Total Foreign Corporate Bonds & Notes (cost $804,331)		845,850
MUNICIPAL BONDS & NOTES — 1.8%
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	36,790
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,875
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,317
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,269
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	86,437
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	87,018
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	70,000	70,673
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	43,048
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	128,247
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	43,943
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	100,000	110,784
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	123,469
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,000
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	38,087
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,756
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,497
Total Municipal Bonds & Notes (cost $740,184)		840,210
U.S. GOVERNMENT AGENCIES — 37.3%
Federal Home Loan Mtg. Corp. — 1.3%
2.50% due 01/01/2028	3,006	3,161
2.50% due 04/01/2028	6,539	6,875
3.00% due 08/01/2027	2,685	2,828
3.00% due 10/01/2042	11,149	11,986
3.00% due 11/01/2042	3,618	3,851
3.00% due 02/01/2043	14,675	15,617
3.00% due 08/01/2043	35,386	37,912
3.50% due 02/01/2042	1,856	1,990

3.50% due 03/01/2042	2,259	2,450
3.50% due 09/01/2043	12,189	13,239
4.00% due 03/01/2023	2	2
4.00% due 10/01/2043	5,332	5,811
4.50% due 01/01/2039	398	444
5.00% due 07/01/2021	3	3
5.00% due 05/01/2034	3,260	3,635
5.50% due 07/01/2034	4,048	4,666
5.50% due 07/01/2035	3,344	3,879
5.50% due 04/01/2037	1,177	1,370
5.50% due 05/01/2037	1,226	1,426
5.50% due 08/01/2037	6,552	7,631
6.50% due 05/01/2029	1,155	1,312
Federal Home Loan Mtg. Corp. FRS
1.74% (6 ML+1.49%)
due 02/01/2037	402	418
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(1)(4)(6)	204,706	10,069
Series K064, Class X1 0.60% due 03/25/2027(1)(4)(6)	372,243	11,684
Series K124, Class X1 0.72% due 12/25/2030(1)(4)(6)	270,884	16,370
Series K122, Class X1 0.88% due 11/25/2030(1)(4)(6)	99,926	7,150
Series K121, Class X1 1.03% due 10/25/2030(1)(4)(6)	118,889	9,702
Series K114, Class X1 1.12% due 06/25/2030(1)(4)(6)	214,740	19,082
Series K104, Class X1 1.13% due 02/25/2052(1)(4)(6)	184,649	15,536
Series K111, Class X1 1.57% due 05/25/2030(1)(4)(6)	99,816	12,151
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(1)	82,000	91,349
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	18,614	20,482
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.74% (1 ML+1.65%) due 04/25/2043*(2)	12,638	12,654
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(2)	24,823	24,920
Series 2019-DNA3, Class M2 2.14% (1 ML + 2.05%) due 07/25/2049*(2)	35,785	36,099
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(2)	65,153	65,824
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(2)	41,802	42,452
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(2)	21,158	21,472
Series 3964, Class MD 2.00% due 01/15/2041(2)	321	328
Series 4961, Class JB 2.50% due 12/15/2042(2)	39,530	41,362
Series 3883, Class PB 3.00% due 05/15/2041(2)	13,402	14,283
Series 1577, Class PK 6.50% due 09/15/2023(2)	942	986
Series 1226, Class Z 7.75% due 03/15/2022(2)	35	36
		604,497
Federal National Mtg. Assoc. — 3.3%
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2
2.19% (1 ML +2.10%) due 06/25/2039*(2)	15,176	15,237
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(2)	23,972	24,887
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(2)	38,287	40,133
Federal National Mtg. Assoc. FRS
1.94% (12 ML+1.57%) due 05/01/2037	743	782
2.33% (12 ML+1.82%) due 10/01/2040	960	1,015
Federal National Mtg. Assoc.
2.50% due 02/01/2043	74,836	78,067
2.50% due 03/01/2043	80,579	84,216
2.66% due 03/01/2027	205,350	220,731
2.78% due 03/01/2027	71,590	77,385
3.00% due 01/01/2028	5,391	5,705
4.50% due 01/01/2039	1,065	1,188
4.50% due 06/01/2039	11,480	12,367
4.50% due 05/01/2041	3,876	4,326
5.00% due 07/01/2040	9,986	11,313
5.50% due 10/01/2021	613	615
5.50% due 12/01/2021	1,791	1,797
5.50% due 06/01/2022	10,389	10,499
5.50% due 12/01/2029	629	702
5.50% due 05/01/2034	1,749	1,970
5.50% due 08/01/2037	4,963	5,759

5.50% due 06/01/2038	341	397
6.00% due 06/01/2026	5,123	5,743
6.00% due 03/01/2027	7,210	8,084
6.00% due 12/01/2033	1,010	1,197
6.00% due 05/01/2034	3,939	4,677
6.00% due 08/01/2034	296	352
6.00% due 06/01/2040	2,009	2,376
6.50% due 11/01/2035	1,702	1,982
6.50% due 10/01/2037	646	739
7.00% due 06/01/2037	7,054	8,391
Federal National Mtg. Assoc. STRIPS
Series 415, Class A3
3.00% due 11/25/2042(2)	26,453	27,688
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(2)	11,302	11,382
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(2)	19,892	19,814
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	26,765	27,285
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	38,829	39,600
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	20,134	20,456
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	2,059	2,097
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	9,728	10,012
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	18,101	18,668
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	17,085	17,620
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	21,043	22,030
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	67,583	70,883
Series 2019-41, Class AC
2.50% due 03/25/2053(2)	34,412	35,493
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	26,083	27,142
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	9,622	10,347
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	12,798	13,213
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	37,545	39,403
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	36,860	38,638
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	12,870	13,844
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	23,814	24,827
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	11,026	11,222
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	19,983	20,881
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	27,957	30,457
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	29,322	31,496
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	33,534	36,510
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	24,270	24,984
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	18,863	19,424
Series 2019-15, Class AB 3.50% due 05/25/2053(2)	34,678	36,595
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	38,572	40,360
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	16,631	17,438
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	26,465	28,020
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	32,438	34,841
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	27,658	29,495
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	21,090	21,969
		1,506,766
Government National Mtg. Assoc. — 9.8%
2.00% due April 30 TBA	625,000	637,061
2.50% due July 30 TBA	325,000	336,413
3.00% due July 30 TBA	1,000,000	1,043,281
3.50% due July 30 TBA	535,000	561,259
3.50% due July 30 TBA	500,000	524,814
4.00% due 10/15/2040	14,078	15,659
4.00% due 02/15/2041	7,477	8,297
4.00% due 09/15/2041	7,033	7,803
4.00% due 10/15/2041	3,394	3,655
4.00% due July 30 TBA	650,000	686,359
4.50% due 06/15/2041	58,551	66,101
5.00% due 01/15/2033	599	676
5.00% due 01/15/2040	33,347	38,544
5.00% due July 30 TBA	300,000	338,254
5.50% due 04/15/2036	37,111	41,519
6.50% due 07/15/2028	36,467	40,670
6.50% due 08/15/2028	2,122	2,367
6.50% due 09/15/2028	4,445	4,968
6.50% due 11/15/2028	6,698	7,470
7.00% due 01/15/2033	2,831	3,291
7.00% due 05/15/2033	4,206	4,877
7.00% due 11/15/2033	1,849	2,151
8.00% due 02/15/2030	1,021	1,072
9.00% due 11/15/2021	3	3

Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)		27,922	28,194
Series 2015-151, Class BA 1.70% due 10/20/2045(2)		15,309	15,516
Series 2013-37, Class LG 2.00% due 01/20/2042(2)		22,139	22,649
Series 2005-74, Class HA 7.50% due 09/16/2035(2)		50	53
Series 2005-74, Class HB 7.50% due 09/16/2035(2)		1,066	1,188
Series 2005-74, Class HC 7.50% due 09/16/2035(2)		947	1,084
			4,445,248
Uniform Mtg. Backed Securities — 22.9%
1.50% due July 15 TBA		200,000	202,486
3.50% due July 30 TBA		725,000	763,303
4.00% due July 30 TBA		640,000	681,675
4.50% due July 30 TBA		425,000	457,522
5.50% due July 30 TBA		200,000	223,019
2.00% due July 15 TBA		225,000	232,148
2.00% due July 30 TBA		2,345,000	2,370,923
2.00% due August 30 TBA		2,335,000	2,356,161
2.50% due July 30 TBA		765,000	791,745
2.50% due August 30 TBA		760,000	785,056
3.00% due July 30 TBA		565,000	589,079
3.00% due August TBA		560,000	583,494
6.00% due July 30 TBA		300,000	336,637
			10,373,248
Total U.S. Government Agencies (cost $16,808,738)			16,929,759
U.S. GOVERNMENT TREASURIES — 21.7%
United States Treasury Bonds — 11.5%
0.88% due 02/15/2047 TIPS(8)		138,251	178,087
1.00% due 02/15/2048 TIPS(8)		32,480	43,375
1.00% due 02/15/2049 TIPS(8)		26,525	35,763
1.25% due 05/15/2050		93,000	75,987
1.38% due 08/15/2050		20,000	16,872
1.63% due 11/15/2050		70,000	62,902
1.88% due 02/15/2051		285,000	272,264
2.25% due 05/15/2041		555,000	578,067
2.25% due 08/15/2046(8)		115,000	118,985
2.50% due 02/15/2045(9)		150,000	162,404
2.88% due 08/15/2045		190,000	219,784
3.00% due 05/15/2045(10)		370,000	436,614
3.00% due 11/15/2045		202,000	238,968
3.13% due 08/15/2044		440,000	528,395
3.38% due 05/15/2044		1,185,000	1,478,519
3.63% due 08/15/2043		105,000	135,319
3.63% due 02/15/2044		105,000	135,803
3.75% due 11/15/2043		105,000	137,911
5.00% due 05/15/2037		256,000	373,360
			5,229,379
United States Treasury Notes — 10.2%
0.13% due 02/15/2024		495,000	491,790
0.38% due 01/15/2027 TIPS(8)		99,472	110,114
0.63% due 12/31/2027		775,000	749,752
0.63% due 05/15/2030		1,300,000	1,216,160
0.63% due 08/15/2030		360,000	335,658
0.75% due 04/30/2026		380,000	378,278
0.75% due 07/15/2028 TIPS(8)		21,272	24,418
1.63% due 05/15/2031		710,000	721,759
2.75% due 02/15/2028		525,000	578,813
			4,606,742
Total U.S. Government Treasuries (cost $9,507,226)			9,836,121
FOREIGN GOVERNMENT OBLIGATIONS — 4.9%
Sovereign — 4.9%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	65,000	43,047
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	161,655
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	755,000	159,882
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	55,000	69,371
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	60,000	70,492
Government of Romania Notes 2.75% due 04/14/2041	EUR	20,000	23,539
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	20,000	25,963
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	78,033
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	117,320
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	105,911

Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	212,492
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	123,441
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	115,823
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	124,326
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,326
Republic of Peru Senior Notes 2.78% due 01/23/2031		30,000	30,539
Republic of Peru Senior Notes 3.30% due 03/11/2041		15,000	15,142
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	118,429
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,140,000	127,297
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	147,012
United Mexican States Senior Bonds 4.75% due 03/08/2044		96,000	106,006
United Mexican States Bonds 7.75% due 05/29/2031	MXN	4,905,100	259,734
Total Foreign Government Obligations (cost $2,272,248)			2,245,780
OPTIONS - PURCHASED†(11) — 0.0%
Over the Counter Call Options on Currency Contracts
(cost $37,138)		6,868,423	1,336
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc†(3)		4	48
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	70
Total Escrows And Litigation Trusts (cost $0)			118
Total Long-Term Investment Securities (cost $55,640,697)			59,130,138

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(12) (cost $185,172)		185,172	185,172
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(13)		165,000	165,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		120,000	120,000
BNP Paribas SA Joint Repurchase Agreement(13)		100,000	100,000
Deutsche Bank AG Joint Repurchase Agreement(13)		180,000	180,000
RBS Securities, Inc. Joint Repurchase Agreement(13)		165,000	165,000
Total Repurchase Agreements
(cost $730,000)			730,000

TOTAL INVESTMENTS (cost $56,555,869)		132.2%	60,045,310
Liabilities in excess of other assets		(32.2)	(14,616,809)
NET ASSETS		100.0%	$45,428,501

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $10,124,346 representing 22.3% of net assets.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Securities classified as Level 3 (see Note 1).
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Collateralized Loan Obligation
(6)	Interest Only
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2021.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Options --- Purchased

Over the Counter Call  Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$1,374	$7,334	$374	$(6,960)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	1,352	7,342	23	(7,319)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	1,284	7,778	1	(7,777)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	1,410	7,004	937	(6,067)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	1,448	7,680	1	(7,679)
						$37,138	$1,336	$(35,802)

CNY — Chinese Yuan

USD — United States Dollar

(12)	The rate shown is the 7-day yield as of June 30, 2021.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	Denominated in United States dollars unless otherwise indicated.
AUD	— Australian Dollar

BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
MXN	— Mexcian Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— New Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR-1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
4	Long	Euro-OAT	September 2021	$751,481	$754,327	$2,846
40	Short	U.S. Treasury 5 Year Notes	September 2021	4,950,906	4,937,187	13,719
						$16,565

						Unrealized
						(Depreciation)
3	Short	Australia 10 Year Bonds	September 2021	$317,467	$317,654	$(187)
5	Short	Euro-BTP	September 2021	891,653	897,672	(6,019)
7	Short	Euro-Bund	September 2021	1,425,189	1,432,707	(7,518)
1	Short	Euro-BUXL 30 Year Bonds	September 2021	237,174	240,992	(3,818)
4	Short	Long Gilt	September 2021	704,349	708,803	(4,454)
15	Short	U.S. Treasury 10 Year Ultra Notes	September 2021	2,175,195	2,208,047	(32,852)
6	Long	U.S. Treasury 2 Year Notes	September 2021	1,323,992	1,321,922	(2,070)
10	Short	U.S. Treasury Long Bonds	September 2021	1,563,438	1,607,500	(44,062)
1	Short	U.S. Treasury Ultra Bonds	September 2021	184,367	192,687	(8,320)
						$(109,300)
	Net Unrealized Appreciation (Depreciation)					$(92,735)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current  value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	MXN	3,540,000	USD	177,229	09/15/2021	$1,287	$-
Citibank N.A.	EUR	905,000	USD	1,102,333	09/15/2021	27,596	-
Goldman Sachs International	BRL	415,000	USD	81,294	09/15/2021	-	(1,388)
	RUB	5,460,000	USD	73,949	09/15/2021	129	-
						129	(1,388)
JPMorgan Chase Bank	EUR	22,000	USD	26,829	09/15/2021	703	-
Morgan Stanley & Co., Inc.	AUD	64,000	USD	49,670	09/15/2021	1,658	-
	EUR	20,000	USD	24,397	09/15/2021	646	-
						2,304	-
Net Unrealized Appreciation (Depreciation)						$32,019	$(1,388)

AUD — Australian Dollar
BRL — Brazilian Real
EUR — Euro Currency
MXN — Mexican Peso
RUB — New Russian Ruble
USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
			1 Year USD Federal Funds —
USD	335	9/29/2026	H.15-OIS-Compound/ Annually	1.00%/Annually	$5,330	$(14,903)

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$7,415,463	$—	$—	$7,415,463
Asset Backed Securities	—	9,218,514	—	9,218,514
U.S. Corporate Bonds & Notes	—	11,796,987	—	11,796,987
Foreign Corporate Bonds & Notes	—	845,850	—	845,850
Municipal Bond & Notes	—	840,210	—	840,210
U.S. Government Agencies	—	16,929,759	—	16,929,759
U.S. Government Treasuries	—	9,836,121	—	9,836,121
Foreign Government Obligations	—	2,245,780	—	2,245,780
Options - Purchased	—	1,336	—	1,336
Escrows and Litigation Trusts	—	70	48	118
Short-Term Investment Securities	185,172	—	—	185,172
Repurchase Agreements	—	730,000	—	730,000
Total Investments at Value	$7,600,635	$52,444,627	$48	$60,045,310

Other Financial Instruments:†
Futures Contracts	$16,565	$—	$—	$16,565
Forward Foreign Currency Contracts	—	32,019	—	32,019
Total Other Financial Instruments	$16,565	$32,019	$—	$48,584

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$109,300	$—	$—	$109,300
Forward Foreign Currency Contracts	—	1,388	—	1,388
Centrally Cleared Interest Rate Swap Contracts	—	14,903	—	14,903
Total Other Financial Instruments	$109,300	$16,291	$—	$125,591

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 79.6%
Advertising Services — 0.0%
Publicis Groupe SA	1,667	$106,620
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	4,944	1,870,562
Airlines — 0.0%
Copa Holdings SA, Class A†	1,247	93,937
Apparel Manufacturers — 0.2%
Hermes International	316	460,315
Appliances — 0.0%
SEB SA	429	77,524
Applications Software — 3.3%
Intuit, Inc.	5,193	2,545,453
Microsoft Corp.	17,338	4,696,864
Sage Group PLC	17,851	168,951
ServiceNow, Inc.†	232	127,496
		7,538,764
Audio/Video Products — 0.2%
Sony Group Corp.	5,000	486,746
Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.†	99,349	1,476,326
Porsche Automobil Holding SE (Preference Shares)	2,371	254,039
Stellantis NV	22,889	448,906
Volkswagen AG (Preference Shares)	369	92,409
		2,271,680
Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	3,485	849,678
Volvo AB, Class B	14,817	356,483
		1,206,161
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	3,815	151,608
Gentex Corp.	5,966	197,415
Koito Manufacturing Co., Ltd.	3,400	211,477
		560,500
Banks-Commercial — 1.2%
Banco Bilbao Vizcaya Argentaria SA	61,419	380,743
Bank Leumi Le-Israel BM†	27,868	211,650
BOC Hong Kong Holdings, Ltd.	46,500	157,809
Commonwealth Bank of Australia	4,391	328,875
DBS Group Holdings, Ltd.	19,500	432,286
HDFC Bank, Ltd.	14,368	289,370
Israel Discount Bank, Ltd., Class A†	26,461	125,968
Sberbank of Russia PJSC ADR	9,851	163,576
Skandinaviska Enskilda Banken AB, Class A	16,882	218,075
Sumitomo Mitsui Trust Holdings, Inc.	4,500	142,905
United Overseas Bank, Ltd.	10,300	197,773
		2,649,030
Banks-Super Regional — 0.1%
TCS Group Holding PLC GDR	2,250	196,875
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	2,944	159,300
Coca-Cola European Partners PLC	914	54,218
Coca-Cola HBC AG†	4,527	163,694
PepsiCo, Inc.	8,558	1,268,039
		1,645,251
Beverages-Wine/Spirits — 0.0%
Endeavour Group, Ltd.†	12,930	60,993
Brewery — 0.2%
Carlsberg A/S, Class B	1,444	269,171
Constellation Brands, Inc., Class A	709	165,828
		434,999
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain	5,964	392,769
Building & Construction-Misc. — 0.1%
Eiffage SA	1,522	154,844
Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.	1,400	260,732
Building Products-Cement — 0.2%
CRH PLC	5,169	260,489
LafargeHolcim, Ltd.	4,629	277,665
		538,154
Building-Residential/Commercial — 0.2%
Berkeley Group Holdings PLC	1,685	107,103
Daiwa House Industry Co., Ltd.	7,300	219,141
Persimmon PLC	2,542	104,014
PulteGroup, Inc.	2,491	135,934
		566,192
Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	4,922	168,037
Comcast Corp., Class A	20,906	1,192,060
		1,360,097
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	6,928	223,881
Chemicals-Diversified — 1.2%
Celanese Corp.	914	138,562
Covestro AG*	4,812	310,739
Dow, Inc.	2,087	132,065
DuPont de Nemours, Inc.	17,633	1,364,971
Eastman Chemical Co.	3,234	377,570
FMC Corp.	629	68,058
ICL Group, Ltd.	9,501	64,435
Nitto Denko Corp.	3,200	238,787
		2,695,187
Chemicals-Specialty — 0.1%
Cabot Corp.	1,307	74,407
Shin-Etsu Chemical Co., Ltd.	1,400	234,142
		308,549
Coal — 0.0%
Thungela Resources, Ltd.†	728	2,004
Coatings/Paint — 0.2%
Asian Paints, Ltd.	3,264	131,825
Axalta Coating Systems, Ltd.†	8,818	268,861
Sherwin-Williams Co.	469	127,779
		528,465
Commercial Services-Finance — 0.5%
FleetCor Technologies, Inc.†	448	114,715
PayPal Holdings, Inc.†	3,010	877,355
StoneCo, Ltd., Class A†	1,229	82,416

TransUnion	769	84,444
		1,158,930
Computer Aided Design — 1.2%
Autodesk, Inc.†	4,702	1,372,514
Cadence Design Systems, Inc.†	5,780	790,820
Synopsys, Inc.†	1,989	548,546
		2,711,880
Computer Data Security — 0.6%
Check Point Software Technologies, Ltd.†	800	92,904
Fortinet, Inc.†	5,159	1,228,822
		1,321,726
Computer Services — 2.0%
Accenture PLC, Class A	7,597	2,239,520
Capgemini SE	1,588	305,041
Cognizant Technology Solutions Corp., Class A	7,653	530,047
Fujitsu, Ltd.	1,700	318,286
International Business Machines Corp.	966	141,606
Leidos Holdings, Inc.	3,759	380,035
Nomura Research Institute, Ltd.	8,300	274,562
SCSK Corp.	1,500	89,383
Tata Consultancy Services, Ltd.	6,558	295,653
		4,574,133
Computers — 3.8%
Apple, Inc.	58,423	8,001,614
HP, Inc.	25,196	760,667
		8,762,281
Computers-Periphery Equipment — 0.1%
Logitech International SA	1,523	184,521
Consulting Services — 0.5%
Booz Allen Hamilton Holding Corp.	5,649	481,182
Gartner, Inc.†	2,438	590,483
		1,071,665
Consumer Products-Misc. — 0.0%
Spectrum Brands Holdings, Inc.	866	73,645
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.	3,042	310,923
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	2,611	212,405
L'Oreal SA	1,254	558,788
Procter & Gamble Co.	16,691	2,252,117
Unilever PLC	1,442	84,387
		3,107,697
Data Processing/Management — 0.6%
DocuSign, Inc.†	1,791	500,710
Fidelity National Information Services, Inc.	6,342	898,471
		1,399,181
Diagnostic Equipment — 0.3%
10X Genomics, Inc., Class A†	3,116	610,175
Distribution/Wholesale — 0.2%
Ferguson PLC	3,037	422,209
Diversified Banking Institutions — 3.5%
Citigroup, Inc.	31,104	2,200,608
Goldman Sachs Group, Inc.	4,046	1,535,578
JPMorgan Chase & Co.	21,384	3,326,067
Morgan Stanley	6,047	554,450
Sumitomo Mitsui Financial Group, Inc.	11,700	403,358
		8,020,061
Diversified Manufacturing Operations — 0.4%
ITT, Inc.	1,479	135,461
Parker-Hannifin Corp.	2,907	892,769
		1,028,230
Diversified Minerals — 0.1%
BHP Group PLC	7,296	214,971
BHP Group, Ltd.	1,522	55,439
		270,410
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	18,000	140,257
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	20,040	171,932
E-Commerce/Products — 3.1%
Alibaba Group Holding, Ltd.†	28,400	804,709
Amazon.com, Inc.†	1,700	5,848,272
JD.com, Inc. ADR†	3,653	291,546
Sea, Ltd. ADR†	737	202,380
		7,146,907
E-Commerce/Services — 0.2%
Auto Trader Group PLC†*	11,259	98,649
MercadoLibre, Inc.†	145	225,880
Uber Technologies, Inc.†	2,323	116,429
		440,958
Electric Products-Misc. — 0.4%
AMETEK, Inc.	2,935	391,823
Brother Industries, Ltd.	4,900	97,784
Legrand SA	3,630	384,199
		873,806
Electric-Distribution — 0.0%
E.ON SE	6,623	76,600
Electric-Generation — 0.1%
Electricite de France SA	14,266	194,871
Electric-Integrated — 1.8%
AES Corp.	1,645	42,885
AGL Energy, Ltd.	14,789	90,946
American Electric Power Co., Inc.	7,334	620,383
CLP Holdings, Ltd.	29,500	291,797
Edison International	6,602	381,728
Entergy Corp.	2,641	263,308
Exelon Corp.	15,147	671,164
Fortum Oyj	10,636	293,347
Public Service Enterprise Group, Inc.	6,371	380,603
Southern Co.	16,205	980,564
		4,016,725
Electronic Components-Misc. — 0.3%
Garmin, Ltd.	1,522	220,142

Hoya Corp.	3,200	424,286
		644,428
Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	1,349	126,712
MediaTek, Inc.	6,000	207,160
NVIDIA Corp.	5,091	4,073,309
Samsung Electronics Co., Ltd.	10,190	730,216
SK Hynix, Inc.	2,217	251,003
		5,388,400
Electronic Forms — 1.1%
Adobe, Inc.†	4,287	2,510,639
Electronic Security Devices — 0.2%
Allegion PLC	3,007	418,875
Electronics-Military — 0.0%
Thales SA	358	36,524
Enterprise Software/Service — 0.5%
Manhattan Associates, Inc.†	1,458	211,177
TOTVS SA	31,247	236,529
Veeva Systems, Inc., Class A†	2,058	639,935
Workday, Inc., Class A†	304	72,577
		1,160,218
Entertainment Software — 0.2%
Activision Blizzard, Inc.	5,105	487,221
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	14,489	722,132
Finance-Consumer Loans — 0.5%
SLM Corp.	15,852	331,941
Synchrony Financial	18,368	891,215
		1,223,156
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	2,490	259,433
Capital One Financial Corp.	511	79,047
Discover Financial Services	1,019	120,537
		459,017
Finance-Investment Banker/Broker — 0.3%
Jefferies Financial Group, Inc.	9,019	308,450
Nomura Holdings, Inc.	63,200	323,011
		631,461
Finance-Other Services — 0.1%
B3 SA - Brasil Bolsa Balcao	44,600	150,825
Hong Kong Exchanges & Clearing, Ltd.	1,300	77,488
SEI Investments Co.	1,905	118,053
		346,366
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	5,705	77,588
Food-Confectionery — 0.3%
Mondelez International, Inc., Class A	9,809	612,474
Food-Meat Products — 0.1%
WH Group, Ltd.*	242,000	217,555
Food-Misc./Diversified — 0.3%
Campbell Soup Co.	1,424	64,920
Nestle SA	5,077	632,231
NH Foods, Ltd.	2,200	85,549
		782,700
Food-Retail — 0.4%
Coles Group, Ltd.	7,952	101,918
Dino Polska SA†*	1,517	111,358
Koninklijke Ahold Delhaize NV	9,206	273,665
Woolworths Group, Ltd.	12,930	369,741
		856,682
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	6,770	526,368
Funeral Services & Related Items — 0.1%
Service Corp. International	2,872	153,911
Gambling (Non-Hotel) — 0.2%
Evolution Gaming Group AB*	1,607	253,947
Genting Singapore, Ltd.	123,300	76,564
Tabcorp Holdings, Ltd.	25,685	99,780
		430,291
Gas-Distribution — 0.0%
Tokyo Gas Co., Ltd.	5,300	100,041
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	900	83,826
Home Furnishings — 0.1%
Tempur Sealy International, Inc.	6,863	268,961
Hotels/Motels — 0.7%
Hilton Worldwide Holdings, Inc.†	4,841	583,921
Marriott International, Inc., Class A†	7,507	1,024,856
		1,608,777
Human Resources — 0.2%
Adecco Group AG	2,933	199,263
ManpowerGroup, Inc.	1,806	214,752
		414,015
Import/Export — 0.2%
ITOCHU Corp.	13,100	377,335
Independent Power Producers — 0.2%
NRG Energy, Inc.	11,194	451,118
Industrial Automated/Robotic — 0.1%
Omron Corp.	2,000	158,603
Instruments-Controls — 0.6%
Honeywell International, Inc.	6,174	1,354,267
Insurance-Life/Health — 1.0%
Aflac, Inc.	9,301	499,092
AIA Group, Ltd.	23,400	290,831
Aviva PLC	54,628	306,726
Equitable Holdings, Inc.	14,145	430,715
Lincoln National Corp.	1,361	85,525
NN Group NV	703	33,160
Principal Financial Group, Inc.	5,587	353,043
Unum Group	6,768	192,211
		2,191,303
Insurance-Multi-line — 1.1%
Allianz SE	2,115	527,403
Allstate Corp.	3,137	409,190

Direct Line Insurance Group PLC	35,033	138,114
MetLife, Inc.	23,807	1,424,849
Zurich Insurance Group AG	284	113,938
		2,613,494
Insurance-Property/Casualty — 0.2%
Berkshire Hathaway, Inc., Class B†	733	203,715
Fidelity National Financial, Inc.	3,018	131,162
Gjensidige Forsikring ASA	3,354	73,935
		408,812
Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	2,166	753,140
Kakao Corp.	1,460	211,322
Pinterest, Inc., Class A†	31,298	2,470,977
Roku, Inc.†	3,422	1,571,553
		5,006,992
Internet Content-Information/News — 0.6%
M3, Inc.	1,800	131,450
Meituan, Class B†*	6,200	255,848
Prosus NV	735	71,875
Tencent Holdings, Ltd.	13,206	993,303
		1,452,476
Internet Security — 0.1%
Palo Alto Networks, Inc.†	358	132,836
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	2,944	732,703
Hargreaves Lansdown PLC	2,786	61,238
Raymond James Financial, Inc.	526	68,327
		862,268
Lottery Services — 0.0%
La Francaise des Jeux SAEM*	1,334	78,425
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	12,500	218,307
Machinery-Construction & Mining — 0.2%
Oshkosh Corp.	1,611	200,795
Sandvik AB	14,161	361,715
		562,510
Machinery-Farming — 0.8%
AGCO Corp.	3,196	416,695
CNH Industrial NV	19,777	326,549
Deere & Co.	2,351	829,221
Toro Co.	1,805	198,333
		1,770,798
Machinery-General Industrial — 0.0%
Atlas Copco AB, Class A	1,017	62,269
Machinery-Pumps — 0.1%
Dover Corp.	874	131,624
Medical Instruments — 0.9%
Edwards Lifesciences Corp.†	10,963	1,135,438
Medtronic PLC	7,942	985,840
		2,121,278
Medical Labs & Testing Services — 0.4%
Eurofins Scientific SE	1,501	171,574
Laboratory Corp. of America Holdings†	1,700	468,945
WuXi AppTec Co., Ltd.*	8,568	200,067
		840,586
Medical Products — 1.6%
Abbott Laboratories	9,363	1,085,453
ABIOMED, Inc.†	1,331	415,418
Align Technology, Inc.†	2,271	1,387,581
Sartorius Stedim Biotech	455	215,213
Sonova Holding AG	924	347,530
Zimmer Biomet Holdings, Inc.	742	119,328
		3,570,523
Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	408	74,954
Biogen, Inc.†	531	183,869
Incyte Corp.†	3,876	326,088
Vertex Pharmaceuticals, Inc.†	6,148	1,239,621
		1,824,532
Medical-Drugs — 4.1%
AbbVie, Inc.	4,739	533,801
Alkermes PLC†	5,158	126,474
Bristol-Myers Squibb Co.	38,787	2,591,747
GlaxoSmithKline PLC	8,970	176,122
Hikma Pharmaceuticals PLC	4,665	157,843
Ipsen SA	794	82,587
Johnson & Johnson	4,577	754,015
Merck & Co., Inc.	29,198	2,270,729
Merck KGaA	1,964	376,569
Novartis AG	8,077	736,074
Novo Nordisk A/S, Class B	7,118	596,340
Ono Pharmaceutical Co., Ltd.	9,000	200,828
Roche Holding AG	2,021	761,329
		9,364,458
Medical-HMO — 0.5%
Humana, Inc.	1,941	859,320
Molina Healthcare, Inc.†	1,234	312,276
		1,171,596
Medical-Hospitals — 0.2%
Apollo Hospitals Enterprise, Ltd.	4,246	206,656
HCA Healthcare, Inc.	715	147,819
		354,475
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,410	390,411
McKesson Corp.	3,724	712,178
		1,102,589
Metal-Diversified — 0.4%
Anglo American PLC	8,968	356,346
Rio Tinto PLC	6,103	502,231
		858,577
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	14,766	258,462
Miscellaneous Manufacturing — 0.1%
Airtac International Group	4,000	154,329
Knorr-Bremse AG	1,632	187,709
		342,038

MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	7,121	205,071
Multimedia — 0.0%
Bollore SA	13,242	70,972
Networking Products — 0.6%
Cisco Systems, Inc.	25,873	1,371,269
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,339	257,314
Waste Management, Inc.	3,475	486,882
		744,196
Office Automation & Equipment — 0.0%
FUJIFILM Holdings Corp.	600	44,497
Oil Companies-Exploration & Production — 0.0%
MWO Holdings LLC†(1)(2)	10	26
Oasis Petroleum, Inc.	206	20,713
		20,739
Oil Companies-Integrated — 0.9%
BP PLC	76,374	332,792
Chevron Corp.	5,990	627,392
Equinor ASA	17,119	362,217
Royal Dutch Shell PLC, Class B	32,234	623,804
TOTAL SE	2,025	91,616
		2,037,821
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	8,463	511,334
Reliance Industries, Ltd.	11,178	317,610
		828,944
Oil-Field Services — 0.5%
Halliburton Co.	43,316	1,001,466
Schlumberger NV	2,729	87,355
		1,088,821
Paper & Related Products — 0.0%
Stora Enso Oyj, Class R	987	18,006
Petrochemicals — 0.1%
LG Chem, Ltd.	165	124,539
Pipelines — 0.4%
Kinder Morgan, Inc.	24,261	442,278
Targa Resources Corp.	7,074	314,439
Williams Cos., Inc.	5,670	150,539
		907,256
Private Equity — 0.3%
3i Group PLC	12,476	202,437
Partners Group Holding AG	277	419,579
		622,016
Radio — 0.0%
iHeartMedia, Inc., Class A†	224	6,032
Real Estate Investment Trusts — 1.5%
AvalonBay Communities, Inc.	1,182	246,672
Corporate Office Properties Trust	3,793	106,166
Duke Realty Corp.	2,862	135,516
Equity LifeStyle Properties, Inc.	1,931	143,493
First Industrial Realty Trust, Inc.	4,050	211,531
Gaming and Leisure Properties, Inc.	5,153	238,738
Goodman Group	25,743	408,707
Invitation Homes, Inc.	3,743	139,576
Lamar Advertising Co., Class A	2,127	222,101
Link REIT	3,300	31,983
Medical Properties Trust, Inc.	15,986	321,319
Rayonier, Inc.	3,792	136,247
Simon Property Group, Inc.	943	123,043
Weyerhaeuser Co.	25,920	892,166
		3,357,258
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	6,345	543,957
Daito Trust Construction Co., Ltd.	500	54,683
Jones Lang LaSalle, Inc.†	1,225	239,438
		838,078
Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	2,907	20,068
Henderson Land Development Co., Ltd.	23,600	111,856
Sumitomo Realty & Development Co., Ltd.	1,700	60,750
Sun Hung Kai Properties, Ltd.	10,500	156,466
		349,140
Recreational Vehicles — 0.3%
Brunswick Corp.	3,254	324,164
Polaris, Inc.	3,143	430,465
		754,629
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,747	59,755
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	3,873	136,441
Li Ning Co., Ltd.	20,500	250,299
		386,740
Retail-Auto Parts — 0.3%
O'Reilly Automotive, Inc.†	1,364	772,310
Retail-Building Products — 0.7%
Lowe's Cos., Inc.	3,725	722,538
Nitori Holdings Co., Ltd.	2,000	353,932
Wesfarmers, Ltd.	10,064	446,057
		1,522,527
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	7,968	916,161
Retail-Discount — 0.8%
Costco Wholesale Corp.	1,546	611,706
Walmart, Inc.	8,863	1,249,860
		1,861,566
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	69,060	225,569
Retail-Jewelry — 0.1%
Pandora A/S	1,564	210,238
Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	23,778	1,603,113
Retail-Misc./Diversified — 0.1%
Poya International Co., Ltd.†	4,040	78,734

Ryohin Keikaku Co., Ltd.	3,000	62,919
		141,653
Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	882	128,763
Jubilant Foodworks, Ltd.†	2,290	95,044
McDonald's Corp.	5,326	1,230,253
Yum China Holdings, Inc.	3,100	202,227
Yum! Brands, Inc.	1,099	126,418
		1,782,705
Rubber-Tires — 0.1%
Cie Generale des Etablissements Michelin SCA	764	121,845
Semiconductor Components-Integrated Circuits — 1.7%
Novatek Microelectronics Corp.	7,000	125,366
Parade Technologies, Ltd.	3,000	149,125
QUALCOMM, Inc.	18,684	2,670,504
Taiwan Semiconductor Manufacturing Co., Ltd.	46,039	983,157
		3,928,152
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	2,981	424,494
ASML Holding NV	306	210,229
Lasertec Corp.†	800	155,471
Tokyo Electron, Ltd.	800	346,226
		1,136,420
Soap & Cleaning Preparation — 0.1%
Hindustan Unilever, Ltd.	4,807	160,061
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,162	175,346
Telephone-Integrated — 1.7%
AT&T, Inc.	11,313	325,588
BT Group PLC†	45,343	121,683
Deutsche Telekom AG	22,598	477,283
KDDI Corp.	13,400	417,940
Koninklijke KPN NV	58,727	183,420
Nippon Telegraph & Telephone Corp.	7,800	203,223
Verizon Communications, Inc.	37,185	2,083,475
		3,812,612
Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	191	149,770
Tobacco — 0.6%
Altria Group, Inc.	21,630	1,031,318
Imperial Brands PLC	17,114	368,601
		1,399,919
Toys — 0.2%
Nintendo Co., Ltd.	800	465,331
Transport-Marine — 0.2%
AP Moller - Maersk A/S, Series B	50	143,711
Nippon Yusen KK	4,900	248,319
		392,030
Transport-Rail — 0.8%
CSX Corp.	35,937	1,152,859
Norfolk Southern Corp.	501	132,970
Union Pacific Corp.	1,973	433,922
		1,719,751
Transport-Services — 0.6%
Deutsche Post AG	7,256	493,514
FedEx Corp.	221	65,931
Nippon Express Co., Ltd.	2,800	213,223
Poste Italiane SpA*	6,650	87,921
Ryder System, Inc.	2,023	150,370
United Parcel Service, Inc., Class B	1,388	288,662
Yamato Holdings Co., Ltd.	4,200	119,465
		1,419,086
Transport-Truck — 0.4%
Old Dominion Freight Line, Inc.	3,399	862,666
Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	6,947	604,111
Web Portals/ISP — 3.2%
Alphabet, Inc., Class A†	2,760	6,739,341
Baidu, Inc. ADR†	851	173,519
NAVER Corp.	742	275,083
Yandex NV, Class A†	2,587	183,030
		7,370,973
Wireless Equipment — 0.1%
Xiaomi Corp., Class B†*	46,000	159,963
Total Common Stocks (cost $133,378,563)		181,334,388
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 5.94% (3 ML+5.79%) (cost $6,854)	271	6,859
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(4)	$25,000	26,250
Banks-Super Regional — 0.1%
Fifth Third Bancorp Series H 5.10% due 06/30/2023(4)	9,000	9,338
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	95,192
Wells Fargo & Co. Series AA Jr. Sub. Notes 3.90% due 3/15/2026(4)	20,000	20,706
		125,236
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	47,925

Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	68,495
Citigroup, Inc. 3.88% due 02/18/2026(4)	55,000	56,169
JPMorgan Chase & Co. FRS 1.19% (3 ML+1.00%) due 05/15/2077	27,000	23,126
JPMorgan Chase & Co. Series KK 3.65% due 06/01/2026(4)	11,000	11,015
JPMorgan Chase & Co. Series HH 4.60% due 02/01/2025(4)	63,000	65,284
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	12,031
		284,045
Diversified Manufacturing Operations — 0.0%
General Electric Co. Series D 3.45% due 09/15/2021(4)	25,000	24,588
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 2.27% (3 ML+2.11%) due 05/15/2067	50,000	45,910
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	39,713
Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	45,000	57,877
Pipelines — 0.0%
Energy Transfer LP Series B 6.63% due 02/15/2028(4)	80,000	78,300
TransCanada Trust 5.30% due 03/15/2077	40,000	42,464
		120,764
Total Preferred Securities/Capital Securities (cost $676,715)		724,383
ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.06% (12 MTA+0.94%) due 06/25/2046(5)	6,908	6,334
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(6)(7)	232,932	2
BANK Series 2019-BN23, Class AS 3.20% due 12/15/2052(6)	26,000	28,184
Benchmark Mtg. Trust VRS Series 2018-B8, Class AS 4.53% due 01/15/2052(3)(6)	41,000	47,542
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.53% due 08/10/2049(3)(6)(7)	256,223	14,632
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.90% due 09/10/2045*(3)(6)(7)	202,611	2,823
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class AS 4.03% due 05/10/2047(6)	50,000	53,374
Citigroup Commercial Mtg. Trust VRS Series 2018-C6, Class AS 4.64% due 11/10/2051(3)(6)	25,000	29,360
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(6)	68,000	71,045
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.26% due 03/10/2047*(3)(6)	30,000	32,096
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 2.80% due 05/25/2035(3)(5)	10,023	10,402
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.03% due 12/10/2047(3)(6)(7)	367,642	8,824
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.08% due 08/10/2050(3)(6)(7)	441,111	7,576
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.12% due 08/10/2047(3)(6)(7)	484,024	11,939
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.12% due 05/10/2047(3)(6)(7)	262,768	5,839
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.15% due 11/10/2047(3)(6)(7)	528,133	14,780
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.18% due 08/10/2046(3)(6)(7)	188,387	3,434
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.25% due 08/10/2047(3)(6)(7)	272,635	7,435
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	60,931
Commercial Mtg. Trust Series 2016-COR1, Class AM 3.49% due 10/10/2049(6)	37,000	40,146
Commercial Mtg. Trust Series 2014-UBS6, Class AM 4.05% due 12/10/2047(6)	26,000	28,023
Commercial Mtg. Trust Series 2014-CR19, Class AM 4.08% due 08/10/2047(6)	56,000	60,696
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.22% due 03/10/2046*(3)(6)	36,000	33,793
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.59% due 12/10/2047(3)(6)	18,000	18,873
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(6)	12,000	12,915
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.95% due 05/10/2047(3)(6)	104,000	110,390

Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.94% due 07/10/2046*(3)(6)	78,000	79,401
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.27% due 05/15/2038*(3)(6)(7)	1,362	11
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.75% due 02/15/2040*(3)(6)(7)	26,808	91
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.95% due 09/15/2039*(3)(6)(7)	285	1
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.97% due 04/15/2050(3)(6)(7)	940,781	22,888
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.40% due 04/15/2050(3)(6)	81,000	77,635
CSMC Trust VRS Series 2016-NXSR, Class C 4.53% due 12/15/2049(3)(6)	37,000	32,898
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.61% due 08/10/2044*(3)(6)	132,000	128,543
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.88% due 05/10/2050(3)(6)(7)	321,775	7,933
GS Mtg. Securities Corp. II VRS
GSMS 2013-GC10 XA 1.63% due 02/10/2046(3)(6)(7)	689,543	13,131
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	34,022
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(6)	41,000	43,748
GS Mtg. Securities Trust Series 2019-GC40, Class AS 3.41% due 07/10/2052(6)	53,000	57,635
GS Mtg. Securities Trust Series 2017-GS7, Class AS 3.66% due 08/10/2050(6)	34,000	37,021
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(6)	32,000	33,006
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.85% due 06/10/2047(3)(6)	68,000	71,487
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.89% due 01/15/2047(3)(6)(7)	623,342	9,462
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.70% due 09/15/2047(3)(6)	19,000	18,791
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.82% due 04/15/2047(3)(6)	38,000	40,224
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(6)	38,000	40,963
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.37% due 11/15/2045(3)(6)	105,000	112,350
JPMCC Commercial Mtg. Securities Trust Series 2019-COR4, Class AS 4.29% due 03/10/2052(6)	79,000	90,969
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	22,794
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(3)(6)	69,000	65,720
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,423
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.24% due 07/15/2045(3)(6)	50,000	51,908
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.31% due 05/15/2045(3)(6)	57,000	54,100
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.27% due 04/15/2041(3)(6)	560	561
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)	37,644	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.11% due 07/15/2045*(3)(6)(7)	1,640	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.23% due 08/15/2047(3)(6)(7)	98,473	2,181

Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.69% due 12/15/2048(3)(6)	33,000	34,059
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	70,901
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.64% due 08/15/2047(3)(6)	85,000	90,479
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.82% due 08/15/2045*(3)(6)	67,000	67,892
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.92% due 10/15/2046(3)(6)	55,000	55,284
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.22% due 02/15/2047(3)(6)	60,000	64,287
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(6)	42,000	44,897
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.03% due 11/15/2049(3)(6)	27,000	27,569
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.48% due 07/15/2049*(3)(6)	43,000	41,824
Towd Point Mtg. Trust FRS Series 2018-SL1, Class A 0.69% (1 ML+0.60%) due 01/25/2046*	36,848	36,633
UBS Commercial Mtg.Trust VRS Series 2012-C1, Class C 5.75% due 05/10/2045*(3)(6)	30,000	30,769
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.21% due 08/10/2049*(3)(6)	25,000	25,917
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	23,231
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 03/25/2060*(3)(5)	68,398	69,260
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.01% (1 ML+0.92%) due 10/25/2044(5)	17,458	16,764
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	29,000	30,107
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(3)(6)	113,000	104,650
Wells Fargo Commercial Mtg. Trust Series 2019-C49, Class AS CMBS 5.1 4.24% due 03/15/2052(6)	29,000	33,194
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.92% due 10/15/2045*(3)(6)	34,000	34,656
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.28% due 03/15/2045*(3)(6)(7)	188,960	2,638
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.66% due 12/15/2045*(3)(6)(7)	161,029	2,925
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.03% due 11/15/2045*(3)(6)(7)	97,853	1,613
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	23,562
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	63,000	65,017
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	31,000	31,776
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(6)	67,000	71,582
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.51% due 12/15/2045(3)(6)	18,000	15,450
WF-RBS Commercial Mtg. Trust Series 2012-C6, Class B 4.70% due 04/15/2045(6)	30,000	30,556
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class B 4.72% due 03/15/2047(3)(6)	86,000	91,460
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.96% due 06/15/2045*(3)(6)	55,000	14,844
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.97% due 11/15/2045*(3)(6)	51,000	49,381

WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.52% due 03/15/2044*(3)(6)	31,865	15,525
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.90% due 11/15/2044*(3)(6)	101,000	101,303
Total Asset Backed Securities (cost $3,728,313)		3,310,291
U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	10,000	10,205
Internet Content-Information/News — 0.0%
fuboTV, Inc. Senior Notes 3.25% due 02/15/2026*	5,000	4,909
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	20,000	17,790
Total U.S. CONVERTIBLE BONDS & NOTES (cost $27,833)		32,904
U.S. CORPORATE BONDS & NOTES — 5.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	83,466
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.50% due 06/01/2029*	20,000	20,707
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	15,000	15,713
		36,420
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	32,000	35,867
Boeing Co. Senior Notes 5.93% due 05/01/2060	15,000	20,729
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	41,000	44,818
		101,414
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	30,000	29,130
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	19,000	22,074
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	10,000	10,003
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029*	15,000	15,150
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	20,850
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	26,375
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,360
		133,942
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	74,644
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	29,552
CVR Partners LP/CVR Nitrogen Finance Corp. Senior Sec. Notes 6.13% due 06/15/2028*	5,000	5,125
		109,321
Airlines — 0.0%
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	5,000	5,175
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	5,000	5,175
		10,350
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,600
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	5,000	5,294
Levi Strauss & Co. Senior Notes 3.50% due 03/01/2031*	25,000	24,855
		40,749
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	14,000	14,929
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	28,000	29,720
ServiceNow, Inc. Senior Notes 1.40% due 09/01/2030	49,000	46,038
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	10,000	10,597
		101,284
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	40,022

Ford Motor Co. Senior Notes 9.00% due 04/22/2025	20,000	24,657
General Motors Co. Senior Notes 5.20% due 04/01/2045	10,000	12,368
General Motors Co. Senior Notes 5.95% due 04/01/2049	25,000	34,055
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,836
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,952
PM General Purchaser LLC Senior Sec. Notes 9.50% due 10/01/2028*	25,000	26,336
		156,226
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	10,000	9,829
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,775
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	20,000	20,663
		51,267
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,090
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	11,000	11,894
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	141,750
		155,734
Banks-Mortgage — 0.0%
Corporate Bonds & Notes Senior Notes 6.63% due 01/15/2027*	10,000	10,063
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	10,337
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	15,656
		36,056
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 2.25% due 03/15/2031	25,000	25,172
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	19,000	20,558
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	21,000	24,676
		70,406
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	13,000	15,900
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	13,000	15,500
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	19,318
		50,718
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	10,199
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	12,974
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	15,000	7,350
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	16,268	17,305
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	34,600
Nexstar Broadcasting, Inc. Company Guar. Notes 4.75% due 11/01/2028*	10,000	10,275
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	10,000	10,600
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	10,000	10,075
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	15,000	16,260
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	11,025
		140,663
Building & Construction Products-Misc. — 0.0%
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	13,000	13,926

CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	5,000	5,181
Louisiana-Pacific Corp. Senior Notes 3.63% due 03/15/2029*	15,000	15,094
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	5,000	4,786
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	15,000	15,535
Victors Merger Corp. Senior Notes 6.38% due 05/15/2029*	10,000	10,075
		64,597
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	15,000	15,263
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	5,196
Jeld-Wen, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,665
		15,861
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	10,000	10,626
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	5,000	5,084
Great Lakes Dredge & Dock Corp. Company Guar. Notes 5.25% due 06/01/2029*	10,000	10,301
		15,385
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	19,000	20,834
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027	60,000	69,352
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	28,710
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	5,000	5,406
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,645
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	5,000	5,563
		135,510
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	5,213
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	10,000	10,363
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	15,000	15,844
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	95,000	103,844
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,678
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,067
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	30,000	29,695
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	12,000	13,244
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	26,977
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	38,584
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	34,000	35,697
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	7,000	7,624
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	112,000	121,208

Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	40,000	47,123
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	14,551
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	31,000	29,390
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	25,000	27,159
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	19,000	20,868
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	82,456
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	29,571
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029*	20,000	19,767
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	10,738
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	20,000	22,650
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	25,000	25,776
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	50,000	52,387
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	5,000	5,449
		818,923
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	5,000	5,175
Boyd Gaming Corp. Senior Notes 4.75% due 06/15/2031*	20,000	20,780
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	5,000	5,512
Full House Resorts, Inc. Senior Sec. Notes 8.25% due 02/15/2028*	15,000	16,350
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	15,256
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	21,482
		94,430
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,237
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	18,300
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	53,000	60,212
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	32,000	32,332
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 02/15/2029	10,000	9,875
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	10,000	9,925
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	76,000	83,980
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	7,000	7,816
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,089
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,781
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	5,000	5,325
		275,872
Chemicals-Diversified — 0.0%
SCIH Salt Holdings, Inc. Senior Sec. Notes 4.88% due 05/01/2028*	5,000	4,999
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	10,000	10,025
		15,024
Chemicals-Specialty — 0.1%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	35,999

Huntsman International LLC Senior Notes 4.50% due 05/01/2029	60,000	68,277
Ingevity Corp. Company Guar. Notes 3.88% due 11/01/2028*	15,000	14,887
International Flavors & Fragrances Co. Company Guar. Notes 3.47% due 12/01/2050	9,000	9,363
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	16,000	15,928
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	46,288
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 4.25% due 12/15/2025*	20,000	20,400
Tronox, Inc. Company Guar. Notes 4.63% due 03/15/2029*	15,000	15,168
Valvoline, Inc. Company Guar. Notes 4.25% due 02/15/2030*	10,000	10,325
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	10,000	10,603
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	27,634
		274,872
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	15,000	15,091
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	27,000	29,802
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	10,000	10,037
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.75% due 07/15/2031*	10,000	10,025
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,567
		30,629
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	40,000	41,718
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	23,570
Moody's Corp. Senior Bonds 2.55% due 08/18/2060	25,000	22,176
S&P Global, Inc. Company Guar. Notes 1.25% due 08/15/2030	13,000	12,319
Sabre GLBL, Inc. Senior Sec. Notes 9.25% due 04/15/2025*	20,000	23,777
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	15,000	15,656
Square, Inc. Senior Notes 3.50% due 06/01/2031*	60,000	60,525
		199,741
Computer Data Security — 0.0%
Crowdstrike Holdings, Inc. Company Guar. Notes 3.00% due 02/15/2029	15,000	15,014
Computer Services — 0.1%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	20,000	20,691
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	20,000	21,050
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	5,000	5,262
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	45,000	45,760
		92,763
Computer Software — 0.0%
Twilio, Inc. Company Guar. Notes 3.63% due 03/15/2029	15,000	15,300
Twilio, Inc. Company Guar. Notes 3.88% due 03/15/2031	10,000	10,262
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. Company Guar. Notes 3.88% due 02/01/2029*	25,000	24,844
		50,406

Computers — 0.1%
Apple, Inc. Senior Notes 2.80% due 02/08/2061	140,000	136,435
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	35,723
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026	22,000	26,422
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046	8,000	13,087
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	5,000	5,129
		216,796
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	20,000	20,475
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	10,000	11,087
		31,562
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	10,000	11,100
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	5,000	5,075
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	20,000	20,462
		25,537
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 3.88% due 03/15/2031*	15,000	14,739
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,600
		25,339
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	30,000	30,300
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	15,000	14,700
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	30,625
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,175
		80,800
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Senior Sec. Notes 1.57% due 01/15/2026*	42,000	42,012
Berry Global, Inc. Senior Sec. Notes 1.65% due 01/15/2027*	40,000	39,654
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	4,000	4,004
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	10,000	9,907
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,428
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	28,316
		125,321
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	15,000	14,991
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	60,000	69,029
		84,020
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	3,000	3,221
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	20,000	21,632
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	5,124
American Builders & Contractors Supply Co., Inc. Senior Notes 3.88% due 11/15/2029*	10,000	9,937
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	21,025
		36,086

Diversified Banking Institutions — 0.2%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	44,000	44,971
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	44,139
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	119,952
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	21,000	21,812
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	44,000	48,504
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	48,000	54,788
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	13,106
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	23,000	24,186
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	38,000	40,485
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	99,821
		511,764
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	10,000	10,250
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,537
		20,787
Drug Delivery Systems — 0.0%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	30,000	31,454
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	38,000	37,277
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	22,000	26,857
		64,134
E-Commerce/Services — 0.0%
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	5,000	5,088
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	10,000	10,362
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	16,000	16,820
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	20,000	21,520
		53,790
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	25,397
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	10,000	10,807
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	16,708
		27,515
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	33,366
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	30,000	31,678
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	27,148
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,250
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	25,781
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,375
		105,232
Electric-Integrated — 0.2%
AES Corp. Senior Notes 2.45% due 01/15/2031*	40,000	39,622
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	46,074
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	26,060

Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	7,140
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	11,619
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	41,000	45,693
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	8,000	8,608
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	40,000	44,967
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	10,000	9,717
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	15,000	15,346
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	16,000	16,822
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 03/15/2027	25,000	25,884
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	21,363
		318,915
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	36,000	37,610
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	91,000	102,155
Microchip Technology, Inc. 4.25% due 09/01/2025	20,000	21,000
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	23,000	24,525
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	15,000	15,633
		200,923
Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	15,000	15,431
Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc. Senior Sec. Notes 5.88% due 06/01/2028*	5,000	5,234
Enterprise Software/Service — 0.1%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,350
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	15,000	15,833
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	5,000	5,238
Clarivate Science Holdings Corp. Senior Notes 4.88% due 06/30/2029*	10,000	10,262
Oracle Corp. Senior Notes 3.65% due 03/25/2041	60,000	63,671
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	25,000	24,807
salesforce.com, Inc. Senior Notes 2.90% due 07/15/2051	50,000	50,408
salesforce.com, Inc. Senior Notes 3.05% due 07/15/2061	50,000	50,794
		226,363
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	51,000	73,457
Finance-Consumer Loans — 0.0%
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	10,000	9,897
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	16,757
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	20,000	20,550
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	41,131
		61,681
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	32,000	33,354
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	48,484
		81,838

Finance-Mortgage Loan/Banker — 0.1%
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	10,000	9,325
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	5,000	4,975
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.50% due 08/15/2028*	15,000	15,140
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2027*	10,000	10,363
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	5,000	4,817
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	20,000	21,050
PHH Mortgage Corp. Senior Sec. Notes 7.88% due 03/15/2026*	25,000	25,812
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	15,187
		106,669
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	14,000	13,264
Intercontinental Exchange, Inc. Senior Bonds 2.65% due 09/15/2040	40,000	38,369
		51,633
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	9,000	9,588
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027	10,000	10,961
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	35,000	39,639
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	20,000	24,533
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	65,126
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	11,063
		160,910
Food-Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	15,685
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	5,333
Albertsons Cos, Inc./Safeway, Inc./New Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,462
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	25,000	25,634
		63,114
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,250
Wolverine World Wide, Inc. Company Guar. Notes 6.38% due 05/15/2025*	10,000	10,639
		20,889
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 4.25% due 05/15/2029*	10,000	9,985
Service Corp. International Senior Notes 3.38% due 08/15/2030	10,000	9,798
Service Corp. International Senior Notes 4.00% due 05/15/2031	10,000	10,207
Service Corp. International Senior Notes 4.63% due 12/15/2027	10,000	10,575
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	21,700
		62,265
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	25,355
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	5,000	5,069
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,462

Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	22,560
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	21,100
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,388
		84,934
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	26,031
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	19,682
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	45,000	44,888
		64,570
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	15,000	16,727
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	11,062
		27,789
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	20,000	20,850
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	25,500
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	5,000	4,975
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	21,000	21,604
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	50,000	53,280
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	10,000	11,047
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	5,319
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	5,000	5,176
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,366
		137,267
Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	45,000	44,497
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	20,000	21,019
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	20,000	20,742
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	25,000	29,330
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,125
		81,216
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	22,688
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	17,843
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	22,764
		63,295
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	51,000	54,149
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	10,000	9,990
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	31,183
		41,173
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	60,000	68,233

Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	17,419
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	5,000	5,946
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	10,000	12,146
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	30,686
Netflix, Inc. Senior Notes 6.38% due 05/15/2029	5,000	6,386
		140,816
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	5,000	4,944
Investment Companies — 0.1%
Ares Capital Corp. Senior Notes 3.88% due 01/15/2026	65,000	69,658
Icahn Enterprises LP Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027*	5,000	5,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.38% due 02/01/2029*	10,000	9,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.38% due 02/01/2029	10,000	9,954
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	15,000	15,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	26,525
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,214
		146,984
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	15,000	15,805
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	17,406
		33,211
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	7,000	7,429
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	28,000	32,204
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	10,000	10,425
		50,058
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	30,000	31,101
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	15,000	15,300
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	21,450
		67,851
Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	15,000	16,725
Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	10,000	10,138
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	10,000	10,403
		20,541
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	8,000	8,498
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	29,658
		38,156
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	110,000	119,581

Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	16,304
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	19,191
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	110,000	123,207
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	3,000	2,989
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	57,000	64,860
		346,132
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	25,000	25,532
Medical-HMO — 0.1%
Centene Corp. Senior Notes 3.00% due 10/15/2030	10,000	10,273
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,993
Centene Corp. Senior Notes 5.38% due 06/01/2026*	10,000	10,438
Centene Corp. Senior Notes 5.38% due 08/15/2026*	10,000	10,450
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	2,000	2,016
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	60,000	69,019
		135,189
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	5,000	5,325
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	15,000	15,862
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	10,000	9,892
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	15,000	15,697
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	16,163
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	5,327
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	3,000	3,001
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	35,000	39,448
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	15,000	17,370
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	15,000	17,250
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	13,064
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	20,000	20,250
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	10,147
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	30,000	31,116
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	31,462
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	10,438
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	5,000	5,394
		267,206
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	15,000	14,175
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	10,000	10,287
		24,462
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc. Company Guar. Notes 4.50% due 03/31/2029*	25,000	25,687
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	20,356
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	10,500

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	41,610
		52,110
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	20,000	21,125
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	6,112
		27,237
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	58,000	57,922
Metal-Iron — 0.0%
TMS International Corp. Senior Notes 6.25% due 04/15/2029*	20,000	21,000
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.50% due 04/15/2029*	25,000	26,281
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	20,000	26,023
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	5,301
		31,324
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	30,000	30,967
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	15,000	13,800
Nabors Industries, Inc. Company Guar. Notes 9.00% due 02/01/2025*	4,000	4,200
		18,000
Oil Companies-Exploration & Production — 0.3%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	5,000	6,820
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	10,000	10,206
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	10,000	11,100
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	10,000	11,375
Apache Corp. Senior Notes 4.38% due 10/15/2028	10,000	10,645
Apache Corp. Senior Notes 4.88% due 11/15/2027	5,000	5,415
Apache Corp. Senior Notes 5.10% due 09/01/2040	10,000	10,475
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	20,000	19,716
Callon Petroleum Co. Company Guar. Notes 8.00% due 08/01/2028*	10,000	10,113
Callon Petroleum Co. Sec. Notes 9.00% due 04/01/2025*	10,000	10,900
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	20,000	19,600
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	15,000	15,339
Comstock Resources, Inc. Company Guar. Notes 5.88% due 01/15/2030*	20,000	20,400
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	15,000	15,978
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	5,000	5,621
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	15,000	16,550
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	15,000	16,987
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	20,000	23,956
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	4,000	4,150
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	10,000	10,502
Devon Energy Corp. Senior Notes 5.25% due 10/15/2027*	10,000	10,783
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	12,400

Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	15,000	21,338
Devon Financing Co. LLC Senior Notes 7.88% due 09/30/2031	10,000	14,024
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	35,000	37,534
Encino Acquisition Partners Holdings LLC Company Guar. Notes 8.50% due 05/01/2028*	20,000	20,400
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	25,000	26,616
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	15,000	16,050
EQT Corp. Senior Notes 8.25% due 02/01/2030	10,000	13,029
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	5,000	5,211
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	5,000	5,296
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	30,000	31,350
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	10,000	10,427
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	5,000	5,869
Occidental Petroleum Corp. Senior Notes 6.20% due 03/15/2040	20,000	22,614
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	30,000	35,868
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	10,000	12,086
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	10,000	13,294
SM Energy Co Senior Notes 6.50% due 07/15/2028	15,000	15,413
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	10,275
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	10,175
SM Energy Co. Sec. Notes 10.00% due 01/15/2025*	5,000	5,642
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	20,834
		632,376
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	15,000	16,281
Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	20,000	20,148
Oil-Field Services — 0.0%
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	16,000	16,780
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	15,000	15,712
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	10,683
		43,175
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	8,349
Mercer International, Inc. Senior Notes 5.13% due 02/01/2029*	10,000	10,290
Mercer Intl Inc Senior Notes 5.13% due 02/01/2029	10,000	10,290
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	15,000	15,412
		44,341
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	10,000	11,176
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	5,088

Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	5,000	5,127
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	4,963
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	68,000	79,182
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	15,000	15,675
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	10,000	11,375
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	24,050
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	5,000	5,077
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	5,000	5,094
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	44,201
Energy Transfer LP/Regency Energy Finance Corp. Senior Notes 4.50% due 11/01/2023	9,000	9,659
Energy Transfer Operating LP Senior Notes 2.90% due 05/15/2025	16,000	16,838
Energy Transfer Operating LP Senior Notes 5.88% due 01/15/2024	36,000	39,892
Energy Transfer Operating LP Senior Notes 6.50% due 02/01/2042	2,000	2,598
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	20,000	21,128
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	75,000	79,311
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	17,186
Global Partners LP/GLP Finance Corp. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,362
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	10,487
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	30,000	31,290
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	20,000	20,450
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	20,000	20,432
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	5,025
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	34,467
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	10,000	10,512
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	39,556
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	19,639
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	20,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	15,000	15,594
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 7.50% due 10/01/2025*	5,000	5,475
Targa Resources Partners Co. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,633
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	10,000	10,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	5,000	5,498
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	15,000	16,256
		674,196
Pollution Control — 0.0%
Madison IAQ LLC Senior Sec. Notes 4.13% due 06/30/2028*	10,000	10,100

Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	20,000	20,350
		30,450
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	15,000	14,850
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	33,522
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	10,000	9,700
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	15,956
		25,656
Publishing-Books — 0.0%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	20,000	20,475
Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	15,000	15,150
Publishing-Periodicals — 0.0%
Meredith Corp. Senior Sec. Notes 6.50% due 07/01/2025*	10,000	10,780
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	28,000	29,120
		39,900
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	5,162
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	21,500
		26,662
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	20,000	20,775
Radio — 0.1%
Beasley Mezzanine Holdings LLC Senior Sec. Notes 8.63% due 02/01/2026*	25,000	25,250
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	15,600
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	20,000	20,752
Spanish Broadcasting System, Inc. Senior Sec. Notes 9.75% due 03/01/2026*	15,000	15,150
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	30,000	32,100
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	15,000	16,200
		125,052
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.70% due 04/15/2031	83,000	85,695
American Tower Corp. Senior Notes 2.75% due 01/15/2027	14,000	14,807
American Tower Corp. Senior Notes 2.90% due 01/15/2030	28,000	29,490
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	20,000	22,037
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	41,000	45,589
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	6,105
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	74,000	85,757
Diversified Healthcare Trust Company Guar. Notes 9.75% due 06/15/2025	35,000	38,762
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	48,000	51,535
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	10,186
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	11,257
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	10,376
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	20,931
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	20,575
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,787

iStar, Inc. Senior Notes 5.50% due 02/15/2026	15,000	15,713
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	14,939
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	5,000	5,006
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	5,000	5,088
Prologis LP Senior Notes 2.25% due 04/15/2030	14,000	14,315
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,663
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	15,600
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	28,892
		574,105
Real Estate Management/Services — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 5.75% due 01/15/2029*	15,000	15,681
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	53,216
NESCO Holdings II, Inc. Sec. Notes 5.50% due 04/15/2029*	20,000	20,875
		74,091
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,470
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	16,165
		31,635
Retail-Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	10,000	11,550
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	12,525
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	17,662
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	5,000	6,463
Victoria's Secret & Co. Senior Notes 4.63% due 07/15/2029*	5,000	5,000
		53,200
Retail-Building Products — 0.0%
BCPE Ulysses Intermediate, Inc. Senior Notes 7.75% due 04/01/2027*(17)	25,000	25,625
Beacon Roofing Supply, Inc. Company Guar. Notes 4.13% due 05/15/2029*	5,000	4,987
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	15,741
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	15,000	15,115
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	15,000	16,054
		77,522
Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	7,088
Rite Aid Corp. Senior Sec. Notes 8.00% due 11/15/2026*	10,000	10,150
		17,238
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	41,500
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,255
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	10,000	10,551
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	10,000	10,797
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,463
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	10,000	9,950

Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,825
		77,841
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 6.63% due 01/31/2029*	15,000	16,519
United States Steel Corp. Senior Notes 6.88% due 03/01/2029	20,000	21,400
		37,919
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,481
Telecom Services — 0.0%
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	10,000	10,712
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	25,000	26,582
		37,294
Telecommunication Equipment — 0.0%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	10,000	10,688
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	8,000	8,170
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	10,000	10,557
Plantronics, Inc. Company Guar. Notes 4.75% due 03/01/2029*	20,000	19,855
		49,270
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	48,000	47,170
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	57,000	56,547
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	45,000	45,237
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	34,000	39,401
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	6,077
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	10,000	9,650
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	5,000	5,074
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	10,000	10,379
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	278,238
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	44,887
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	17,000	17,396
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	33,000	35,378
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	88,000	102,299
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	10,000	12,858
		710,591
Television — 0.0%
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	10,000	9,920
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	5,000	4,984
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	10,000	9,825
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	15,000	15,231
		39,960
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Senior Sec. Notes 10.50% due 04/15/2025*	5,000	5,425
Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*	20,000	20,500
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*	5,000	5,255
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,475
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,080

Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	10,414
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	11,098
		63,247
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	20,850
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	5,000	5,188
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	15,000	15,600
		20,788
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	10,000	9,950
Transport-Rail — 0.0%
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	40,000	42,800
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	12,000	12,990
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.90% due 08/28/2028	15,000	17,554
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	27,000	28,259
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	38,000	33,662
		61,921
Total U.S. Corporate Bonds & Notes (cost $11,786,781)		12,609,553
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Transocean, Inc. Company Guar. Notes 0.50% due 01/30/2023 (cost $3,461)	4,000	3,563
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	8,000	8,448
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	33,000	37,988
		46,436
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	15,000	15,881
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	15,000	16,194
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	25,000	27,810
		59,885
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	9,000	9,585
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	15,000	16,353
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	9,000	9,585
		35,523
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	11,035
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	37,000	42,408
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	15,000	16,628
Westpac Banking Corp. Sub. Notes 2.96% due 11/16/2040	22,000	21,636
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	35,522
		127,229
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	43,947
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,298

Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC Senior Notes 5.00% due 06/15/2029*	20,000	20,150
Brookfield Residential Properties, Inc./Brookfield Residential US LLC Company Guar. Notes 6.25% due 09/15/2027*	15,000	15,844
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	5,000	5,250
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	20,430
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	20,900
		82,574
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,070
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	31,350
		32,420
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 4.25% due 05/15/2029*	10,000	10,122
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	20,000	20,450
		30,572
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	15,000	15,431
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	16,628
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	43,000	48,134
		64,762
Containers-Paper/Plastic — 0.0%
Intelligent Packaging Holdco Issuer LP Senior Notes 9.00% due 01/15/2026*(17)	10,000	10,250
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC Senior Sec. Notes 6.00% due 09/15/2028*	15,000	15,600
		25,850
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	22,000	24,233
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.38% due 04/01/2031*	15,000	16,012
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	6,616
		22,628
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	15,000	15,226
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	10,000	10,250
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	5,000	5,157
		15,407
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	23,245
Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	50,000	57,561
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*(17)	20,000	21,574
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	5,181
		26,755
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	15,000	15,319

Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	10,000	9,325
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	48,000	49,200
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	10,000	9,890
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,150
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	15,329
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	5,000	4,900
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*(12)(16)	19,000	19,190
		128,303
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	10,000	10,950
Hudbay Minerals, Inc. Company Guar. Notes 4.50% due 04/01/2026*	5,000	5,019
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	5,000	5,325
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	15,000	15,637
		36,931
Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. Senior Notes 7.13% due 06/15/2026*	10,000	10,425
Bombardier, Inc. Senior Notes 7.50% due 03/15/2025*	10,000	10,284
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	20,750
		41,459
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 3.50% due 09/01/2028*	10,000	9,975
GFL Environmental, Inc. Company Guar. Notes 4.00% due 08/01/2028*	5,000	4,939
GFL Environmental, Inc. Company Guar. Notes 4.75% due 06/15/2029*	5,000	5,170
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,869
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	38,000	41,864
		77,817
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	10,000	9,800
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,150
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	20,600
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	7,250	7,335
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	15,000	15,000
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	10,000	10,687
		68,572
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	5,038
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	26,125
EnCana Corp. Company Guar. Notes 6.63% due 08/15/2037	5,000	6,648
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	17,000	17,601
Ovintiv, Inc. Company Guar. Notes 6.50% due 08/15/2034	5,000	6,601
		62,013
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	13,584
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	39,953
		53,537

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	11,000	12,396
Northriver Midstream Finance LP Senior Sec. Notes 5.63% due 02/15/2026*	10,000	10,375
		22,771
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	30,000	31,159
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	38,000	41,784
		72,943
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	15,000	14,513
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	15,000	15,187
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	5,069
		34,769
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*(12)(16)	35,000	20,388
Security Services — 0.0%
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	15,000	14,888
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	22,000	24,365
		39,253
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	12,000	16,971
Television — 0.0%
Videotron, Ltd. Senior Notes 3.63% due 06/15/2029*	20,000	20,300
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,003
		46,303
Total Foreign Corporate Bonds & Notes (cost $1,382,132)		1,477,012

LOANS(8)(9)(10) — 0.3%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 3.69% (3 ML +3.50%) due 08/21/2026	24,563	23,964
Airlines — 0.0%
AAdvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML+4.75%) due 04/20/2028	5,000	5,210
United Airlines, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 04/21/2028	14,963	15,144
		20,354
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS 1st Lien BTL-B 3.60% (2 ML+3.50%) due 11/06/2024	30,816	30,803
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.60% (1 ML +3.50%) due 04/08/2028	5,000	5,003
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 4.75% (1 ML+4.00%) due 05/01/2026	14,850	14,828
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 3.25% (3 ML+2.50%) due 05/05/2024	5,570	5,558
CP Atlas Buyer, Inc. FRS BTL 4.25% (1 ML+3.75%) due 11/23/2027	25,935	25,851
		31,409
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024	4,824	4,740

Chemicals-Diversified — 0.0%
SCIH Salt Holdings, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 03/16/2027	20,000	20,025
Chemicals-Specialty — 0.1%
Alpha 3 BV FRS BTL-B 3.00% (3 ML+2.50%) due 03/18/2028	10,000	9,942
Diamond BC BV FRS BTL 3.19% (2 ML +3.00%) due 09/06/2024	9,974	9,910
Solenis International LLC FRS BTL 4.14% (3 ML+4.00%) due 06/26/2025	24,584	24,562
Starfruit US HoldCo. LLC FRS BTL-B 2.84% (1 ML +2.75%) due 10/01/2025	12,544	12,441
Starfruit US HoldCo. LLC FRS BTL-B 5.00% (3 ML +1.75%) due 10/01/2025	1,946	1,930
		58,785
Containers-Paper/Plastic — 0.0%
Klockner Pentaplast of America, Inc. FRS BTL-B 5.25% (3 ML +4.75%) due 02/12/2026	9,975	10,025
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 3.09% (1 ML+3.00%) due 06/30/2025	11,360	11,346
Energy-Alternate Sources — 0.0%
Blackstone CQP Holdco LP FRS BTL-B 4.25% (3 ML+3.75%) due 06/05/2028	20,000	19,913
Enterprise Software/Service — 0.1%
Epicor Software Corp. FRS BTL 4.00% (1 ML+3.25%) due 07/30/2027	14,888	14,860
Epicor Software Corp. FRS BTL 2nd Lien 8.75% (1 ML+7.75%) due 07/31/2028	10,000	10,319
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	14,963	14,989
Rocket Software, Inc. FRS BTL-B 4.75% (3 ML+4.25%) due 11/28/2025	10,000	9,813
		49,981
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.50% (1 ML+3.50%) due 02/28/2025	4,739	4,570
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (1 ML +8.00%) due 02/28/2026	10,000	8,600
		13,170
Golf — 0.0%
MajorDrive Holdings IV LLC FRS BTL-B 4.50% (3 ML +4.00%) due 05/12/2028	30,000	30,019
Health Care Providers & Services — 0.0%
One Call Corp. FRS BTL 6.25% (3 ML+5.50%) due 04/22/2027	20,000	20,200
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 12/06/2027	19,900	19,845
Machinery-Electrical — 0.1%
Vertiv Group Corp. FRS BTL-B 2.84% (1 ML+2.75%) due 03/02/2027	44,439	44,161
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 3.17% (3 ML+3.00%) due 03/28/2025	19,301	18,949
Medical-Drugs — 0.0%
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028	35,000	35,125
Medical-Hospitals — 0.0%
Quorum Health Corp. FRS BTL 9.25% (3ML+8.25%) due 04/29/2025	20,866	21,114
Medical-Outpatient/Home Medical — 0.0%
Global Medical Response, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 10/02/2025	34,825	34,956
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (1 ML+3.00%) due 05/30/2025	12,625	12,630

Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B 4.50% (3 ML+4.00%) due 10/19/2027	14,925	14,939
Retail-Restaurants — 0.0%
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027	4,975	4,969
Theaters — 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B 3.09% (1 ML+3.00%) due 04/22/2026	14,936	14,034
Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (6 ML +4.00%) due 06/02/2028	20,000	20,045
Total Loans (cost $601,684)		605,332

MUNICIPAL BONDS & NOTES — 0.0%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	41,285
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	20,132
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	47,275
Total Municipal Bonds & Notes (cost $70,159)		108,692

U.S. GOVERNMENT AGENCIES — 3.5%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	1,927	2,234
7.50% due 10/01/2029	1,929	2,165
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K111, Class X1 1.68% due 05/25/2030(3)(6)(7)	295,456	35,967
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-DNA5, Class M1 1.32% (SOFR + 1.30%) due 10/25/2050*(5)	7,803	7,803
Series 2018-HQA2, Class M2 2.39% (1 ML+2.3%) due 10/25/2048*(5)	10,000	10,090
Series 2018-HRP2, Class M3 2.49% (1 ML+2.40%) due 02/25/2047*(5)	113,000	115,085
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(5)	11,704	11,886
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 16.76% (-2.56*1 ML+16.95) due 06/15/2034(5)(11)	4,070	4,713
Series 3065, Class DC 19.64% (-3.00* 1 ML+19.86) due 03/15/2035(5)(11)	13,725	18,777
Series 3072, Class SM 23.53% (-3.67*1 ML+23.8) due 11/15/2035(5)(11)	8,202	13,104
		221,824
Federal National Mtg. Assoc. — 0.7%
3.00% due 09/01/2046	279,130	293,939
3.00% due 10/01/2046	103,361	108,788
3.50% due 01/01/2047	20,586	21,853
4.00% due 04/01/2049	266,235	283,056
6.00% due 06/01/2036	713	832
6.50% due 06/01/2036	5,973	6,884
6.50% due 07/01/2036	1,898	2,197
6.50% due 09/01/2036	5,527	6,275
6.50% due 11/01/2036	18,545	21,220
7.00% due 06/01/2033	2,308	2,651
7.00% due 04/01/2035	3,228	3,749
7.50% due 04/01/2024	1,493	1,569
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 1.09% (1 ML + 1.00%) due 05/25/2030(5)	23,000	22,934
Series 2017-C02, Class 2ED3 1.44% (1 ML+1.35%) due 09/25/2029(5)	8,966	9,024
Series 2020-R01, Class 1M2 2.14% (1 ML + 2.05%) due 01/25/2040*(5)	17,249	17,320
Series 2017-C05, Class 1M2A 2.29% (1 ML + 2.20%) due 01/25/2030(5)	9,674	9,704
Series 2018-C05, Class 1M2 2.44% (1 ML+2.35%) due 01/25/2031(5)	10,076	10,197
Series 2014-C02, Class 2M2 2.69% (1 ML + 2.60%) due 05/25/2024(5)	26,465	26,730
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(5)	156,848	162,834
Series 2016-C04, Class 1M2 4.34% (1 ML+4.25%) due 01/25/2029(5)	167,055	174,369
Series 2015-C01, Class 1M2 4.39% (1 ML+4.30%) due 02/25/2025(5)	4,694	4,805

Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(5)	43,668	45,773
Series 2016-C05, Class 2M2 4.54% (1 ML + 4.45%) due 01/25/2029(5)	120,630	126,306
Series 2014-C04, Class 1M2 4.99% (1 ML+4.90%) due 11/25/2024(5)	119,907	123,974
Series 2015-C03, Class 2M2 5.09% (1 ML+5.00%) due 07/25/2025(5)	2,386	2,417
Series 2016-C03, Class 1M2 5.39% (1 ML+5.30%) due 10/25/2028(5)	6,250	6,553
Series 2015-C04, Class 1M2 5.79% (1 ML+5.70%) due 04/25/2028(5)	7,258	7,689
Series 2016-C02, Class 1M2 6.09% (1 ML+6.00%) due 09/25/2028(5)	122,380	129,154
Series 2016-C01, Class 1M2 6.84% (1 ML + 6.75%) due 08/25/2028(5)	7,322	7,834
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(3)(5)(7)	42,590	499
Federal National Mtg. Assoc., REMIC FRS Series 2006-8, Class HP 24.23% (-3.67*1 ML+24.57) due 03/25/2036(5)(11)	8,130	13,032
		1,654,161
Government National Mtg. Assoc. — 0.5%
3.50% due July 30 TBA	1,000,000	1,049,082
5.50% due 11/20/2049	7,533	8,325
6.50% due 08/20/2037	7,910	9,524
6.50% due 09/20/2037	1,908	2,281
		1,069,212
Uniform Mtg. Backed Securities — 2.2%
2.00% due July 30 TBA	1,000,000	1,011,055
2.00% due August 30 TBA	1,000,000	1,009,062
2.50% due July 30 TBA	3,000,000	3,104,883
		5,125,000
Total U.S. Government Agencies (cost $8,061,469)		8,070,197

U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 1.1%
1.25% due 05/15/2050	80,000	65,366
2.75% due 08/15/2042(14)(15)	1,950,000	2,198,701
3.00% due 02/15/2047	160,000	190,156
		2,454,223
United States Treasury Notes — 0.1%
1.13% due 02/28/2025	90,000	91,666
1.50% due 02/15/2030	20,000	20,212
1.63% due 02/15/2026	120,000	124,430
2.38% due 08/15/2024	20,000	21,177
		257,485
Total U.S. Government Treasuries (cost $2,421,654)		2,711,708

EXCHANGE-TRADED FUNDS — 0.4%
iShares Core MSCI Emerging Markets ETF	3,560	238,484
SPDR S&P 500 Trust ETF	1,424	609,558
SPDR S&P MidCap 400 ETF	169	82,981
Total Exchange-Traded Funds (cost $918,551)		931,023

EQUITY CERTIFICATES — 0.3%
Instruments-Controls — 0.1%
UBS AG – Shenzhen Inovance Technology Co., Ltd	16,644	191,286
Machinery-Construction & Mining — 0.0%
UBS AG - SANY Heavy Industry., Ltd	19,300	86,830
Medical Products — 0.1%
UBS AG – Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2,132	158,396
Research & Development — 0.1%
UBS AG Centre Testing International Group Co., Ltd…	33,835	166,938
Total Equity Certificates (cost $478,898)		603,450

ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(2)	5,000	1
Seventy Seven Energy, Inc. Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
Vistra Energy Corp. CVR†(1)	1,362	1,603
Total Escrows And Litigation Trusts (cost $12)		1,606
Total Long-Term Investment Securities (cost $163,543,079)		212,530,961

SHORT-TERM INVESTMENT SECURITIES — 6.4%
Commercial Paper — 6.4%
Barclays Bank PLC 0.13% due 09/27/2021	1,200,000	1,199,585
Barclays Bank PLC 0.17% due 07/13/2021	1,100,000	1,098,376
DNB Nor Bank ASA 0.08% due 09/01/2021	1,150,000	1,149,859
Fairway Finance Corp. 0.11% due 10/21/2021	1,050,000	1,049,572
ING US Funding LLC 0.13% due 08/26/2021	1,100,000	1,099,843
Lloyds Bank PLC 0.15% due 08/06/2021	1,100,000	1,099,898
Mitsubishi UFJ Trust & Banking 0.17% due 07/26/2021*	1,050,000	1,049,941
National Bank of Canada 0.14% due 07/01/2021	1,100,000	1,099,998
Nationwide Building Society 0.06% due 07/14/2021*	1,200,000	1,199,963
Skandinaviska Enskilda Banken NY 0.10% due 08/20/2021	1,100,000	1,099,880
Societe Generale 0.11% due 08/18/2021	1,175,000	1,174,883
Sumitomo Mitsui Trust Bank, Ltd. 0.16% due 07/01/2021	1,000,000	999,998
Total Capital Canada, Ltd. 0.11% due 08/16/2021	1,100,000	1,099,871
Total Short-Term Investment Securities (cost $14,423,025)		14,421,667

REPURCHASE AGREEMENTS — 3.4%
Agreement with Bank of America Securities LLC, bearing interest at 0.01% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $7,866,011 and collateralized by $8,192,000 of United States Treasury Notes, bearing interest at 1.88% due 02/15/2041 and having an approximate value of $7,987,555 (cost $7,866,000)	7,866,000	7,866,000
TOTAL INVESTMENTS (cost $185,832,104)	103.0%	234,818,628
Liabilities in excess of other assets	(3.0)	(6,936,629)
NET ASSETS	100.0%	$227,881,999

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $11,259,982 representing 4.9% of net assets.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2021, the Portfolio held the following restricted securities:

Restricted Table

					Value	% of
	Acquisition		Acquisition		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$5,208	$26	$3	0.00%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,603	1	0.00
				$1,629		0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2021.
(12)	Security in default of interest.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(16)	Company has filed for bankruptcy protection.
(17)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1 ML	— 1 Month USD LIBOR
2 ML	— 2 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index
SOFR	— Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	E-Mini Nasdaq 100 Index	September 2021	$1,953,272	$2,036,860	$83,588
108	Long	E-Mini Russell 2000 Index	September 2021	12,451,174	12,462,120	10,946
						$94,534

						Unrealized (Depreciation)
10	Long	MSCI EAFE Index	September 2021	$1,181,675	$1,152,050	$(29,625)
47	Long	MSCI Emerging Markets Index	September 2021	3,220,228	3,207,280	(12,948)
88	Short	S&P 500 E-Mini Index	September 2021	18,607,083	18,869,839	(262,756)
46	Short	U.S. Treasury 10 Year Ultra Bonds	September 2021	6,671,703	6,771,344	(99,641)
15	Long	U.S. Treasury 2 Year Notes	September 2021	3,310,430	3,304,805	(5,625)
14	Long	U.S. Treasury 5 Year Notes	September 2021	1,733,266	1,728,016	(5,250)
8	Short	U.S. Treasury Long Bonds	September 2021	1,255,000	1,286,000	(31,000)
						$(446,845)
Net Unrealized Appreciation (Depreciation)						$(352,311)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts
					Value
	Notional				Upfront	Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)
Goldman Sachs International	$481	12/15/2025	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Goldman Sachs U.S. Equity Custom Basket(1)/Monthly	$—	$(1,520)
Goldman Sachs International	2,721	12/15/2025	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Goldman Sachs U.S. Equity Custom Basket(1)/Monthly	—	(21,773)
Citibank N.A.	5,234	02/05/2022	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Russell 1000 Index Value/Monthly	—	(83,742)
Net Unrealized Appreciation (Depreciation)					$—	$(107,035)

BBA-British Banker's Association

LIBOR-London Interbank Offered Rate

(1) The following list represents the components in the Citibank U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Waters Corp.	5.2%	72	$24,832
Mettler-Toledo International, Inc.	4.8	17	23,147
IQVIA Holdings, Inc.	4.8	95	23,049
Agilent Technologies, Inc.	4.6	149	22,074
Merck KGaA	4.6	115	21,980
PerkinElmer, Inc.	4.3	134	20,754
Thermo Fisher Scientific, Inc.	3.9	37	18,850
Zoetis, Inc.	3.7	97	17,991
Illumina, Inc.	3.6	36	17,192
Alexion Pharmaceuticals, Inc.	3.5	92	16,942
Ipsen SA	3.5	160	16,591
Pfizer, Inc.	3.3	407	15,933
Merck & Co., Inc.	2.8	173	13,445
Johnson & Johnson	2.7	80	13,159
Sumitomo Dainippon Pharma Co., Ltd.	2.7	617	12,922
GlaxoSmithKline PLC ADR	2.6	636	12,454
AbbVie, Inc.	2.5	107	12,096
Sanofi	2.5	115	12,013
Biogen, Inc.	2.4	33	11,322
Viatris, Inc.	2.3	765	10,939
Perrigo Co. PLC	2.2	236	10,801
Sartorius Stedim Biotech	2.1	22	10,247
Bayer AG	2.0	162	9,833
Bristol-Myers Squibb Co.	1.9	140	9,349
AstraZeneca PLC ADR	1.9	77	9,257
CSL, Ltd.	1.7	38	8,038
Taisho Pharmaceutical Holdings Co., Ltd.	1.6	148	7,914
Amgen, Inc.	1.5	30	7,245
Teva Pharmaceutical Industries, Ltd. ADR	1.5	726	7,185
Gilead Sciences, Inc.	1.5	103	7,090
Eli Lilly & Co.	1.4	29	6,632
Eisai Co., Ltd.	1.2	57	5,639
Vifor Pharma AG	1.1	42	5,432
Hisamitsu Pharmaceutical Co., Inc.	1.0	100	4,928
Takeda Pharmaceutical Co., Ltd.	1.0	142	4,761
Shionogi & Co., Ltd.	0.7	68	3,556
Hikma Pharmaceuticals PLC	0.7	104	3,505
Galapagos NV ADR	0.7	46	3,171
Astellas Pharma, Inc.	0.6	166	2,898
H. Lundbeck A/S	0.6	88	2,805
UCB SA	0.5	23	2,351
Eurofins Scientific SE	0.4	18	2,044
Incyte Corp.	0.4	24	2,024
Grifols SA	0.4	65	1,772
Regeneron Pharmaceuticals, Inc.	0.3	2	1,280
Novartis AG	0.2	13	1,155
Daiichi Sankyo Co., Ltd.	0.2	35	745
Recordati Industria Chimica e Farmaceutica SpA	0.2	10	568
Organon & Co.	0.1	17	523
Orion Oyj, Class B	0.1	10	443
Total components in the Goldman U.S. Equity Custom Basket	100.0%		$480,876

*Represents the weighting of the component in the custom basket.

Common Stocks	Percentage*	Shares	Value
Waters Corp.	5.2%	407	$140,522
Mettler-Toledo International, Inc.	4.8	95	130,986
IQVIA Holdings, Inc.	4.8	538	130,435
Agilent Technologies, Inc.	4.6	845	124,916
Merck KGaA	4.6	649	124,381
PerkinElmer, Inc.	4.3	761	117,443
Thermo Fisher Scientific, Inc.	3.9	211	106,670
Zoetis, Inc.	3.7	546	101,811
Illumina, Inc.	3.6	206	97,289
Alexion Pharmaceuticals, Inc.	3.5	522	95,872
Ipsen SA	3.5	903	93,889
Pfizer, Inc.	3.3	2,302	90,164
Merck & Co., Inc.	2.8	978	76,087
Johnson & Johnson	2.7	452	74,466
Sumitomo Dainippon Pharma Co., Ltd.	2.7	3,489	73,125
GlaxoSmithKline PLC ADR	2.6	3,598	70,477
AbbVie, Inc.	2.5	608	68,453
Sanofi	2.5	649	67,984
Biogen, Inc.	2.4	185	64,069
Viatris, Inc.	2.3	4,332	61,901
Perrigo Co. PLC	2.2	1,333	61,121
Sartorius Stedim Biotech	2.1	123	57,990
Bayer AG	2.0	917	55,642
Bristol-Myers Squibb Co.	1.9	792	52,904
AstraZeneca PLC ADR	1.9	437	52,384
CSL, Ltd.	1.7	213	45,484
Taisho Pharmaceutical Holdings Co., Ltd.	1.6	836	44,784
Amgen, Inc.	1.5	168	40,998
Teva Pharmaceutical Industries, Ltd. ADR	1.5	4,107	40,658
Gilead Sciences, Inc.	1.5	583	40,124
Eli Lilly & Co.	1.4	164	37,532
Eisai Co., Ltd.	1.2	324	31,912
Vifor Pharma AG	1.1	238	30,741
Hisamitsu Pharmaceutical Co., Inc.	1.0	566	27,888
Takeda Pharmaceutical Co., Ltd.	1.0	805	26,941
Shionogi & Co., Ltd.	0.7	386	20,121
Hikma Pharmaceuticals PLC	0.7	588	19,834
Galapagos NV ADR	0.7	259	17,947
Astellas Pharma, Inc.	0.6	942	16,402
H. Lundbeck A/S	0.6	499	15,874
UCB SA	0.5	127	13,303
Eurofins Scientific SE	0.4	101	11,568
Incyte Corp.	0.4	136	11,453
Grifols SA	0.4	370	10,026
Regeneron Pharmaceuticals, Inc.	0.3	13	7,245
Novartis AG	0.2	72	6,536
Daiichi Sankyo Co., Ltd.	0.2	196	4,216
Recordati Industria Chimica e Farmaceutica SpA	0.2	56	3,217
Organon & Co.	0.1	98	2,960
Orion Oyj, Class B	0.1	58	2,505
Total components in the Goldman U.S. Equity Custom Basket	100.0%		2,721,250

*Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	242,900	USD	343,656	09/15/2021	$7,596	$—
	HKD	58,600	USD	7,546	08/18/2021	—	(2)
						7,596	(2)
Citibank N.A.	CNH	3,012,600	USD	462,074	08/18/2021	—	(2,284)
	DKK	632,700	USD	103,695	09/15/2021	2,663	—
	USD	599,276	EUR	490,700	09/15/2021	—	(16,542)
	USD	92,511	GBP	65,400	09/15/2021	—	(2,028)
						2,663	(20,854)
Goldman Sachs International	USD	522,849	CNH	3,382,500	08/18/2021	—	(1,474)
	USD	243,495	JPY	26,560,500	08/18/2021	—	(4,324)
						—	(5,798)
HSBC Bank USA	CNH	3,031,100	USD	464,921	08/18/2021	—	(2,288)
	USD	599,470	EUR	490,900	09/15/2021	—	(16,500)
	USD	321,835	GBP	227,500	09/15/2021	—	(7,082)
						—	(25,870)
JPMorgan Chase Bank	KRW	795,791,700	USD	710,490	08/18/2021	6,384	—
	NOK	450,600	USD	54,467	09/15/2021	2,118	—
	USD	554,011	JPY	60,414,100	08/18/2021	—	(9,996)
	USD	163,508	SGD	218,600	08/18/2021	—	(945)
	USD	119,002	CHF	106,600	09/15/2021	—	(3,563)
	USD	489,921	GBP	346,300	09/15/2021	—	(10,805)
						8,502	(25,309)
Morgan Stanley & Co., Inc.	JPY	85,608,500	USD	784,701	08/18/2021	13,816	—
	USD	80	CAD	100	07/21/2021	1	—
						13,817	—
NatWest Markets PLC	CHF	781,300	USD	850,633	09/15/2021	4,557	—
	GBP	359,600	USD	508,771	09/15/2021	11,253	—
	SEK	2,050,900	USD	248,364	09/15/2021	8,554	—
	USD	567,628	CNH	3,700,800	08/18/2021	2,809	—
	USD	153,400	EUR	125,600	09/15/2021	—	(4,243)
						27,173	(4,243)
State Street Bank and Trust Co.	USD	254,150	AUD	333,400	07/21/2021	—	(4,092)
	USD	13,336	ILS	43,900	07/21/2021	132	—
	USD	178,772	JPY	19,504,500	08/18/2021	—	(3,139)
	USD	433,976	EUR	355,400	09/15/2021	—	(11,919)
						132	(19,150)
Toronto Dominion Bank	CNH	6,627,900	USD	1,016,487	08/18/2021	—	(5,129)
	HKD	4,924,200	USD	634,089	08/18/2021	—	(177)
	SGD	529,100	USD	395,977	08/18/2021	2,508	—
						2,508	(5,306)
UBS AG	EUR	777,800	USD	931,103	09/15/2021	7,422	—
	JPY	123,202,600	USD	1,120,186	08/18/2021	10,775	—
	USD	26,717	CAD	33,600	07/21/2021	388	—
	USD	280,259	GBP	198,100	09/15/2021	—	(6,181)
						18,585	(6,181)
Westpac Banking Corp.	AUD	971,900	USD	730,598	07/21/2021	1,650	—
	USD	19,961	CAD	25,100	07/21/2021	287	—
	USD	579,536	JPY	63,222,200	08/18/2021	—	(10,236)
						1,937	(10,236)
Unrealized Appreciation (Depreciation)						$82,913	$(122,949)

AUD — Australian Dollar	EUR — Euro Currency	KRW — South Korean Won
CAD — Canadian Dollar	GBP — Pound Sterling	NOK — Norwegian Krone
CHF — Swiss Franc	HKD — Hong Kong Dollar	SEK — Swedish Krona
CNH —Yuan Renminbi	ILS — New Israeli Sheqel	SGD — Singpore Dollar
DKK — Danish Krone	JPY — Japanese Yen	USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$20,713	$—	$26	$20,739
Other Industries	181,313,649	—	—	181,313,649
Preferred Securities	6,859	—	—	6,859
Preferred Securities/Capital Securities	—	724,383	—	724,383
Asset Backed Securities	—	3,310,291	—	3,310,291
U.S. Convertible Bonds & Notes	—	32,904	—	32,904
U.S. Corporate Bonds & Notes	—	12,609,553	—	12,609,553
Foreign Convertible Bonds & Notes	—	3,563	—	3,563
Foreign Corporate Bonds & Notes	—	1,477,012	—	1,477,012
Loans	—	605,332	—	605,332
Municipal Bonds & Notes	—	108,692	—	108,692
U.S. Government Agencies	—	8,070,197	—	8,070,197
U.S. Government Treasuries	—	2,711,708	—	2,711,708
Exchange-Traded Funds	931,023	—	—	931,023
Equity Certificates	—	603,450	—	603,450
Escrows and Litigations	—	1,603	3	1,606
Short-Term Investment Securities	—	14,421,667	—	14,421,667
Repurchase Agreements	—	7,866,000	—	7,866,000
Total Investments at Value	$182,272,244	$52,546,355	$29	$234,818,628

Other Financial Instruments:†
Futures Contracts	$94,534	$—	$—	$94,534
Forward Foreign Currency Contracts	—	82,913	—	82,913
Total Other Financial Instruments	$94,534	$82,913	$—	$177,447

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$446,845	$—	$—	$446,845
Over the Counter Total Return Swap Contracts	—	107,035	—	107,035
Forward Foreign Currency Contracts	—	122,949	—	122,949
Total Other Financial Instruments	$446,845	$229,984	$—	$676,829

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 94.3%
Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	8,869	$3,714,603
Aerospace/Defense-Equipment — 0.7%
Airbus SE†	25,525	3,282,075
Airlines — 0.3%
Southwest Airlines Co.†	22,983	1,220,167
Applications Software — 12.8%
Intuit, Inc.	18,657	9,145,102
Microsoft Corp.	151,635	41,077,921
Roper Technologies, Inc.	12,234	5,752,427
ServiceNow, Inc.†	9,070	4,984,419
Stripe, Inc., Class B†(1)(2)	10,760	431,745
		61,391,614
Athletic Footwear — 0.6%
NIKE, Inc., Class B	18,692	2,887,727
Auto-Cars/Light Trucks — 0.7%
Ferrari NV	16,420	3,383,341
Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	7,117	1,735,196
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC†	7,243	1,139,541
Casino Hotels — 1.1%
Las Vegas Sands Corp.†	35,426	1,866,596
Wynn Resorts, Ltd.†	27,431	3,354,811
		5,221,407
Commercial Services — 0.6%
Cintas Corp.	7,890	3,013,980
Commercial Services-Finance — 4.5%
Affirm Holdings, Inc.†	1,789	120,489
Afterpay, Ltd.†	23,716	2,101,750
Avalara, Inc.†	9,475	1,533,055
Equifax, Inc.	2,101	503,210
Global Payments, Inc.	20,429	3,831,255
MarketAxess Holdings, Inc.	1,759	815,455
PayPal Holdings, Inc.†	19,678	5,735,743
S&P Global, Inc.	7,577	3,109,980
StoneCo, Ltd., Class A†	18,768	1,258,582
TransUnion	23,768	2,609,964
		21,619,483
Communications Software — 0.9%
Zoom Video Communications, Inc., Class A†	11,215	4,340,541
Computer Software — 1.5%
Datadog, Inc., Class A†	17,038	1,773,315
MongoDB, Inc.†	5,751	2,079,102
Snowflake, Inc., Class A†	774	187,153
Splunk, Inc.†	22,522	3,256,231
		7,295,801
Computers — 4.8%
Apple, Inc.	169,885	23,267,450
Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	26,607	3,769,414
Fiserv, Inc.†	40,663	4,346,468
		8,115,882
Decision Support Software — 0.2%
MSCI, Inc.	2,027	1,080,553
Diagnostic Equipment — 0.4%
Avantor, Inc.†	50,394	1,789,491
Diversified Financial Services — 0.4%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,756,437
E-Commerce/Products — 13.6%
Alibaba Group Holding, Ltd. ADR†	19,077	4,326,282
Amazon.com, Inc.†	13,838	47,604,934
Coupang, Inc.†	33,265	1,391,142
Farfetch, Ltd., Class A†	48,979	2,466,583
Sea, Ltd. ADR†	34,462	9,463,265
		65,252,206
E-Commerce/Services — 2.3%
Airbnb, Inc., Class A†	15,218	2,330,485
Booking Holdings, Inc.†	1,267	2,772,310
DoorDash, Inc., Class A†	11,612	2,070,768
Maplebear, Inc. (dba Instacart) Non-Voting Shares†(1)(2)	167	20,875
Maplebear, Inc. (dba Instacart) Voting Shares†(1)(2)	3,211	401,375
Marqeta, Inc.†	8,814	247,409
Match Group, Inc.†	20,782	3,351,097
		11,194,319
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	34,436	3,234,573
NVIDIA Corp.	3,696	2,957,170
		6,191,743
Enterprise Software/Service — 3.1%
Black Knight, Inc.†	28,235	2,201,765
Clarivate PLC†	36,688	1,010,021
Coupa Software, Inc.†	2,068	542,043
Paycom Software, Inc.†	2,959	1,075,508
salesforce.com, Inc.†	22,919	5,598,424
UiPath, Inc., Class A Lock-Up Shares†(1)	53,840	3,474,484
Workday, Inc., Class A†	4,823	1,151,443
		15,053,688
Entertainment Software — 0.5%
Epic Games, Inc.†(1)(2)	1,876	1,660,260
Playtika Holding Corp.†	7,371	175,724
ROBLOX Corp., Class A†	4,310	387,814
		2,223,798
Finance-Credit Card — 5.1%
Mastercard, Inc., Class A	30,745	11,224,692
Visa, Inc., Class A	56,846	13,291,732
		24,516,424
Finance-Investment Banker/Broker — 0.5%
Tradeweb Markets, Inc., Class A	11,192	946,395
XP, Inc., Class A†	31,103	1,354,536
		2,300,931
Financing Corp. — 0.3%
Social Finance, Inc. (dba Sofi) Lock-up shares†(1)	88,979	1,620,435

Industrial Gases — 0.3%
Linde PLC	5,472	1,581,955
Internet Application Software — 0.4%
Shopify, Inc., Class A†	1,450	2,118,421
Internet Content-Entertainment — 10.7%
Facebook, Inc., Class A†	81,626	28,382,177
Netflix, Inc.†	15,900	8,398,539
Pinterest, Inc., Class A†	35,159	2,775,803
Snap, Inc., Class A†	141,524	9,643,445
Spotify Technology SA†	8,654	2,384,956
		51,584,920
Internet Content-Information/News — 1.1%
Bright Health Group, Inc.†	23,582	404,667
IAC/InterActiveCorp†	1,853	285,677
Kuaishou Technology†*	5,200	130,464
Tencent Holdings, Ltd.	55,000	4,136,883
Vimeo, Inc.†	10,842	531,258
		5,488,949
Internet Gambling — 0.3%
DraftKings, Inc., Class A†	26,235	1,368,680
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	6,957	6,397,935
Medical Products — 1.3%
Align Technology, Inc.†	1,199	732,589
Stryker Corp.	20,628	5,357,710
		6,090,299
Medical-Biomedical/Gene — 1.2%
Argenx SE ADR†	2,958	890,565
Incyte Corp.†	14,962	1,258,753
Vertex Pharmaceuticals, Inc.†	17,336	3,495,458
		5,644,776
Medical-Drugs — 1.8%
AstraZeneca PLC ADR	43,422	2,600,978
Eli Lilly & Co.	25,740	5,907,845
		8,508,823
Medical-HMO — 1.5%
Anthem, Inc.	6,026	2,300,727
Humana, Inc.	3,885	1,719,967
UnitedHealth Group, Inc.	7,567	3,030,130
		7,050,824
Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	17,530	3,624,152
Office Automation & Equipment — 0.2%
Zebra Technologies Corp., Class A†	2,129	1,127,284
Pharmacy Services — 0.5%
Cigna Corp.	9,758	2,313,329
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	4,751	1,972,378
Retail-Apparel/Shoe — 2.0%
Lululemon Athletica, Inc.†	9,328	3,404,440
Ross Stores, Inc.	51,849	6,429,276
		9,833,716
Retail-Automobile — 0.4%
Carvana Co.†	5,840	1,762,629
Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	1,824	2,827,820
Semiconductor Components-Integrated Circuits — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,076	3,253,452
Semiconductor Equipment — 1.3%
ASML Holding NV	8,983	6,205,816
Transport-Rail — 0.2%
Norfolk Southern Corp.	4,117	1,092,693
Transport-Services — 1.2%
DiDi Global, Inc. Lock-up shares†(1)	19,048	1,023,487
DiDi Global, Inc. ADR†	10,800	152,712
FedEx Corp.	15,536	4,634,855
		5,811,054
Web Portals/ISP — 6.9%
Alphabet, Inc., Class A†	7,310	17,849,485
Alphabet, Inc., Class C†	6,219	15,586,804
		33,436,289
Total Common Stocks (cost $251,355,747)		453,705,027
CONVERTIBLE PREFERRED SECURITIES — 5.7%
Applications Software — 0.0%
Magic Leap, Inc. Series C†(1)(2)	26,666	130,930
Magic Leap, Inc. Series D†(1)(2)	16,678	95,148
		226,078
Auto Components — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	364,562
Auto-Cars/Light Trucks — 5.0%
Aurora Innovation, Inc. Series B†(1)(2)	35,120	690,346
GM Cruise Holdings, LLC Class F†(1)(2)	33,800	890,630
GM Cruise Holdings, LLC Class G†(1)(2)	17,766	468,134
Rivian Automotive, Inc. Series D†(1)(2)	114,924	8,051,575
Rivian Automotive, Inc. Series E†(1)(2)	166,666	11,676,620
Rivian Automotive, Inc. Series F†(1)(2)	29,620	2,075,177
Waymo LLC Series A-2†(1)(2)	4,915	450,814
		24,303,296
E-Commerce/Services — 0.3%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	55,375
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	819,875
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	112,125

Rappi, Inc., Series E†(1)(2)	9,191	549,126
		1,536,501
Industrial Automated/Robotic — 0.2%
Nuro, Inc. Series C†(1)(2)	47,284	617,274
Real Estate Management/Services — 0.0%
WeWork Cos., Inc. Series E†(1)(2)	9,096	77,857
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	468,251
Total Convertible Preferred Securities (cost $10,556,907)		27,593,819
Total Long-Term Investment Securities (cost $261,912,654)		481,298,846
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	500,011	500,011
T. Rowe Price Government Reserve Fund 0.03(3)	1,149,233	1,149,233
Total Short-Term Investment Securities (cost $1,649,244)		1,649,244
TOTAL INVESTMENTS (cost $263,561,898)	100.3%	482,948,090
Liabilities in excess of other assets	(0.3)	(1,619,089)
NET ASSETS	100.0%	$481,329,001

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $130,464 representing 0.0% of net assets.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ANT International Co., Ltd.,
Class C	06/07/2018	249,140	$1,397,675	$1,756,437	$7.05	0.36%

DiDi Global, Inc. Lockup Shares	06/30/2021	19,048	522,414	1,023,487	53.73	0.21
Epic Games, Inc.	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,660,260	885.00	0.34
Maplebear, Inc. (dba Instacart),
Non-Voting Shares	08/07/2020	167	7,738	20,875	125.00	0.00
Maplebear, Inc. (dba Instacart),
Voting Shares	08/07/2020	3,211	148,778	401,375	125.00	0.08
Social Finance, Inc. (dba SoFi),
Lockup Shares	06/01/2021	88,979	907,696	1,620,435	18.21	0.34
Stripe, Inc.,
Class B	12/17/2019	10,760	168,824	431,745	40.13	0.09
UiPath, Inc.,
Class A (Lock-up Shares)	04/21/2021	53,840	1,088,733	3,474,484	64.53	0.72
Convertible Preferred Securities
Aurora Innovation, Inc.,
Series B	03/01/2019	35,120	324,519	690,346	19.66	0.14
GM Cruise Holdings LLC,
Class F	05/04/2019	33,800	616,850	890,630	26.35	0.19
GM Cruise Holdings LLC,
Class G	01/21/2021	17,766	468,134	468,134	26.35	0.10
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	130,930	4.91	0.03
Magic Leap, Inc.,
Series D	10/12/2017	16,678	450,306	95,148	5.71	0.02
Maplebear, Inc. (dba Instacart),
Series A	11/18/2020	443	27,028	55,375	125.00	0.01
Maplebear, Inc. (dba Instacart),
Series G	07/02/2020	6,559	315,435	819,875	125.00	0.17
Maplebear, Inc. (dba Instacart),
Series I	02/26/2021	897	112,125	112,125	125.00	0.02
Nuro, Inc.,
Series C	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	617,274	13.05	0.13
Rappi, Inc.,
Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	549,126	59.75	0.11
Redwood Materials, Inc.,
Series C	05/28/2021	9,878	468,251	468,251	47.40	0.10
Rivian Automotive, Inc.,
Series D	12/23/2019	114,924	1,234,744	8,051,575	70.06	1.67
Rivian Automotive, Inc.,
Series E	07/10/2020	166,666	2,581,656	11,676,620	70.06	2.43
Rivian Automotive, Inc.,
Series F	01/19/2021	29,620	1,091,497	2,075,177	70.06	0.43
Sila Nanotechnologies, Inc.,
Series F	01/07/2021	8,833	364,563	364,562	41.27	0.07
Waymo LLC,
Series A-2	05/08/2020	4,915	422,037	450,814	91.72	0.08
WeWork Cos., Inc.,
Series E	06/23/2015	9,096	299,164	77,857	8.56	0.02
				$37,982,917		7.86%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of June 30, 2021.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$60,959,869	$—	$431,745	$61,391,614
Diversified Financial Services	—	—	1,756,437	1,756,437
E-Commerce/Services	10,772,069	—	422,250	11,194,319
Enterprise Software/Service	11,579,204	3,474,484	—	15,053,688
Entertainment Software	563,538	—	1,660,260	2,223,798
Financing Corp.	—	1,620,435	—	1,620,435
Transport Services	4,787,567	1,023,487	—	5,811,054
Other Industries	354,653,682	—	—	354,653,682
Convertible Preferred Securities	—	—	27,593,819	27,593,819
Short-Term Investment Securities	1,649,244	—	—	1,649,244
Total Investments at Value	$444,965,173	$6,118,406	$31,864,511	$482,948,090

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2021	$5,034,497	$20,805,041
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(47,976)
Change in unrealized appreciation (1)	136,034	10,711,741
Change in unrealized depreciation (1)	(254,123)	(40,005)
Net Purchases	—	468,251
Net Sales	—	(67,203)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(645,716)	(4,236,030)
Balance as of June 30, 2021	$4,270,692	$27,593,819

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2021 includes:

Common Stocks	Convertible Preferred Securities
$(253,531)	$10,375,492

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2021.

(2) Private Common and Convertible Preferred Securities were converted to Common Stocks following the Companies' IPO listings. Securities are now valued using Level 1 and 2 inputs.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at June 30, 2021	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$2,514,255	Market Approach	Transaction Price*	$40.1250 - $885.0000 ($612.41752)#

	$1,756,437	Income Approach	Transaction Price*	$5.6100
			Internat Rate of Return*	15.0%
			Sales Multiple*	12.7x
			Earnings Mutilple*	24.17x
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$4,796,166	Market Approach	Transaction Price*	$13.0455 - $125.0000 ($58.1057)#

	$690,346	Market Approach	Indicative Price per Merger Terms*	$19.6568

	$226,078	Market Approach	Indicative Price From Pending Recapitalizaiton*	$0.0610
			Liquidation Preference*	$23.0330-$27.0000 ($24.7109)#
			Discount for Uncertainty	60.0%

	$21,803,372	Market Approach	Indicative Price per Pending Capital Raise Terms*	$70.0600

	$77,857	Market Approach	Expected Conversion Ratio for Pending SPAC Acquisiton*	82.7%
			Discount for Uncertainty	5.0%
			Discount for Illiquidity	5.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

# The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.3%
Aerospace/Defense — 0.3%
Boeing Co.†	5,026	$1,204,028
Lockheed Martin Corp.	1,059	400,673
Teledyne Technologies, Inc.†	214	89,630
TransDigm Group, Inc.†	310	200,660
		1,894,991
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	34,512	4,285,700
L3Harris Technologies, Inc.	1,100	237,765
		4,523,465
Apparel Manufacturers — 0.1%
PVH Corp.†	7,550	812,305
Applications Software — 7.6%
C3.ai, Inc. Class A†	9,688	605,791
Intuit, Inc.	2,572	1,260,717
Microsoft Corp.	123,946	33,576,972
PTC, Inc.†	990	139,847
Qualtrics International, Inc. Class A†	24,460	935,595
Roper Technologies, Inc.	4,775	2,245,205
ServiceNow, Inc.†	11,207	6,158,807
		44,922,934
Athletic Footwear — 0.8%
NIKE, Inc., Class B	31,311	4,837,236
Auto-Cars/Light Trucks — 1.3%
Tesla, Inc.†	11,542	7,845,097
Auto-Heavy Duty Trucks — 0.0%
Cummins, Inc.	592	144,336
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	10,405	1,637,019
Banks-Commercial — 0.1%
First Republic Bank	878	164,335
SVB Financial Group†	511	284,336
		448,671
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	47,730	2,582,670
Monster Beverage Corp.†	17,144	1,566,105
PepsiCo, Inc.	5,461	809,156
		4,957,931
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	860	64,448
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	743	74,010
Building Products-Air & Heating — 0.0%
Carrier Global Corp.	4,920	239,112
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	2,369	833,438
Vulcan Materials Co.	524	91,213
		924,651
Building Products-Wood — 0.0%
Masco Corp.	1,051	61,914
Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,084	71,273
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	1,852	167,365
PulteGroup, Inc.	1,269	69,250
		236,615
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,296	934,999
Comcast Corp., Class A	18,986	1,082,582
		2,017,581
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,139	118,171
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,806	551,223
Chemicals-Diversified — 0.1%
Dow, Inc.	3,445	217,999
FMC Corp.	1,213	131,247
		349,246
Chemicals-Specialty — 0.3%
Albemarle Corp.	1,099	185,138
Danimer Scientific, Inc.†	14,530	363,976
Ecolab, Inc.	5,886	1,212,339
		1,761,453
Coatings/Paint — 0.3%
Sherwin-Williams Co.	6,095	1,660,583
Commercial Services — 0.1%
Cintas Corp.	548	209,336
Quanta Services, Inc.	761	68,924
		278,260
Commercial Services-Finance — 5.1%
Adyen NV†*	1,200	2,931,886
Automatic Data Processing, Inc.	1,922	381,748
Avalara, Inc.†	12,754	2,063,597
Equifax, Inc.	573	137,239
FleetCor Technologies, Inc.†	337	86,292
Global Payments, Inc.	6,240	1,170,249
IHS Markit, Ltd.	2,292	258,217
MarketAxess Holdings, Inc.	357	165,502
Moody's Corp.	1,091	395,346
PayPal Holdings, Inc.†	39,809	11,603,527
S&P Global, Inc.	2,267	930,490
Square, Inc., Class A†	42,205	10,289,579
		30,413,672
Communications Software — 1.3%
Zoom Video Communications, Inc., Class A†	19,773	7,652,744
Computer Aided Design — 0.3%
ANSYS, Inc.†	820	284,589
Autodesk, Inc.†	2,071	604,525
Cadence Design Systems, Inc.†	2,619	358,332
Synopsys, Inc.†	1,436	396,034
		1,643,480
Computer Data Security — 0.1%
Fortinet, Inc.†	1,276	303,930
Computer Services — 0.2%
Accenture PLC, Class A	3,350	987,547

Cognizant Technology Solutions Corp., Class A	2,531	175,297
		1,162,844
Computer Software — 4.7%
Akamai Technologies, Inc.†	982	114,501
Citrix Systems, Inc.	760	89,125
Datadog, Inc., Class A†	28,541	2,970,547
Snowflake, Inc., Class A†	34,270	8,286,486
Splunk, Inc.†	15,509	2,242,291
Twilio, Inc., Class A†	28,035	11,050,276
ZoomInfo Technologies, Inc., Class A†	56,205	2,932,215
		27,685,441
Computers — 6.1%
Apple, Inc.	264,702	36,253,586
Consulting Services — 0.3%
Gartner, Inc.†	429	103,904
Verisk Analytics, Inc.	10,241	1,789,307
		1,893,211
Consumer Products-Misc. — 0.1%
Clorox Co.	784	141,049
Kimberly-Clark Corp.	1,207	161,473
		302,522
Containers-Metal/Glass — 0.0%
Ball Corp.	1,977	160,177
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	944	55,932
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	4,140	336,789
Estee Lauder Cos., Inc., Class A	7,343	2,335,661
Procter & Gamble Co.	11,060	1,492,326
		4,164,776
Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	546	88,196
DocuSign, Inc.†	11,786	3,295,012
Fidelity National Information Services, Inc.	16,090	2,279,470
Fiserv, Inc.†	3,812	407,465
Jack Henry & Associates, Inc.	336	54,939
Paychex, Inc.	1,600	171,680
		6,296,762
Decision Support Software — 0.1%
MSCI, Inc.	776	413,670
Diagnostic Equipment — 1.6%
10X Genomics, Inc., Class A†	6,292	1,232,099
Adaptive Biotechnologies Corp.†	20,513	838,161
Danaher Corp.	19,687	5,283,203
PerkinElmer, Inc.	1,055	162,903
Thermo Fisher Scientific, Inc.	3,699	1,866,035
		9,382,401
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	803	507,135
Dialysis Centers — 0.0%
DaVita, Inc.†	660	79,484
Disposable Medical Products — 0.0%
Teleflex, Inc.	207	83,171
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,959	258,255
Fastenal Co.	4,054	210,808
Pool Corp.	378	173,373
WW Grainger, Inc.	251	109,938
		752,374
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	1,190	266,036
Parker-Hannifin Corp.	632	194,094
Trane Technologies PLC	1,035	190,585
		650,715
Drug Delivery Systems — 0.1%
DexCom, Inc.†	910	388,570
E-Commerce/Products — 7.8%
Amazon.com, Inc.†	9,552	32,860,408
Chewy, Inc., Class A†	26,442	2,107,692
eBay, Inc.	6,091	427,649
Etsy, Inc.†	8,166	1,680,890
Farfetch, Ltd., Class A†	93,654	4,716,416
Wayfair, Inc., Class A†	14,378	4,539,278
		46,332,333
E-Commerce/Services — 1.4%
Booking Holdings, Inc.†	147	321,649
Expedia Group, Inc.†	479	78,417
Match Group, Inc.†	19,623	3,164,209
Uber Technologies, Inc.†	95,119	4,767,364
		8,331,639
E-Services/Consulting — 0.0%
CDW Corp.	581	101,472
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,065	142,177
Emerson Electric Co.	2,258	217,310
		359,487
Electric-Integrated — 0.1%
AES Corp.	2,383	62,125
NextEra Energy, Inc.	7,938	581,696
		643,821
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	790	114,266
Electronic Components-Semiconductors — 3.5%
Advanced Micro Devices, Inc.†	11,435	1,074,090
Broadcom, Inc.	2,613	1,245,983
IPG Photonics Corp.†	152	32,037
Marvell Technology, Inc.	61,547	3,590,037
Microchip Technology, Inc.	1,854	277,618
Monolithic Power Systems, Inc.	405	151,247
NVIDIA Corp.	15,904	12,724,790
Qorvo, Inc.†	1,060	207,389
Skyworks Solutions, Inc.	808	154,934
Texas Instruments, Inc.	4,607	885,926

Xilinx, Inc.	2,314	334,697
		20,678,748
Electronic Connectors — 0.4%
Amphenol Corp., Class A	28,313	1,936,892
TE Connectivity, Ltd.	1,181	159,683
		2,096,575
Electronic Forms — 1.3%
Adobe, Inc.†	13,078	7,659,000
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,056	303,897
Keysight Technologies, Inc.†	988	152,557
Trimble, Inc.†	2,362	193,283
		649,737
Electronic Security Devices — 0.0%
Allegion PLC	356	49,591
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,277	234,496
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	760	101,399
Enterprise Software/Service — 5.8%
Atlassian Corp. PLC, Class A†	4,883	1,254,247
Bill.com Holdings, Inc.†	5,735	1,050,537
Coupa Software, Inc.†	13,947	3,655,648
HubSpot, Inc.†	3,622	2,110,612
Oracle Corp.	9,403	731,930
Paycom Software, Inc.†	462	167,923
salesforce.com, Inc.†	20,652	5,044,664
Tyler Technologies, Inc.†	383	173,258
UiPath, Inc., Class A†	8,071	548,263
Veeva Systems, Inc., Class A†	36,429	11,327,598
Workday, Inc., Class A†	34,380	8,207,881
		34,272,561
Entertainment Software — 0.7%
Activision Blizzard, Inc.	35,880	3,424,387
Electronic Arts, Inc.	1,454	209,129
Take-Two Interactive Software, Inc.†	1,088	192,598
		3,826,114
Finance-Credit Card — 2.5%
Mastercard, Inc., Class A	21,326	7,785,909
Visa, Inc., Class A	31,257	7,308,512
		15,094,421
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	31,620	2,302,252
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	512	60,954
Intercontinental Exchange, Inc.	7,915	939,510
Nasdaq, Inc.	703	123,587
		1,124,051
Food-Confectionery — 0.2%
Hershey Co.	565	98,411
Mondelez International, Inc., Class A	16,254	1,014,900
		1,113,311
Food-Misc./Diversified — 0.2%
Lamb Weston Holdings, Inc.	509	41,056
McCormick & Co., Inc.	14,234	1,257,147
		1,298,203
Gold Mining — 0.1%
Newmont Corp.	4,147	262,837
Royal Gold, Inc.	4,454	508,201
		771,038
Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	970	117,001
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,359	54,768
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	612	175,044
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	958	275,597
Linde PLC	6,680	1,931,188
		2,206,785
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	219	303,389
Instruments-Scientific — 0.0%
Waters Corp.†	319	110,250
Insurance Brokers — 0.1%
Aon PLC, Class A	1,104	263,591
Arthur J. Gallagher & Co.	829	116,126
Marsh & McLennan Cos., Inc.	2,345	329,895
		709,612
Insurance-Property/Casualty — 0.1%
Progressive Corp.	3,525	346,190
Internet Application Software — 2.9%
Okta, Inc.†	24,770	6,060,724
Shopify, Inc., Class A†	7,794	11,386,878
		17,447,602
Internet Content-Entertainment — 8.8%
Facebook, Inc., Class A†	55,751	19,385,180
Netflix, Inc.†	11,794	6,229,709
Snap, Inc., Class A†	99,274	6,764,530
Spotify Technology SA†	27,096	7,467,387
Twitter, Inc.†	177,997	12,247,974
		52,094,780
Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	28,457	4,387,216
Vimeo, Inc.†	43,923	2,152,227
		6,539,443
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	247	46,105
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	935	818,097
T. Rowe Price Group, Inc.	1,281	253,600
		1,071,697
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,423	527,317

Machinery-Farming — 0.4%
Deere & Co.	6,765	2,386,083
Machinery-General Industrial — 0.0%
IDEX Corp.	322	70,856
Otis Worldwide Corp.	1,974	161,414
		232,270
Machinery-Pumps — 0.0%
Xylem, Inc.	779	93,449
Medical Information Systems — 0.0%
Cerner Corp.	1,219	95,277
Medical Instruments — 2.5%
Boston Scientific Corp.†	38,566	1,649,082
Edwards Lifesciences Corp.†	3,335	345,406
Intuitive Surgical, Inc.†	13,686	12,586,193
		14,580,681
Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	1,603	173,317
Charles River Laboratories International, Inc.†	473	174,972
IQVIA Holdings, Inc.†	1,154	279,637
		627,926
Medical Products — 0.8%
Abbott Laboratories	9,866	1,143,765
ABIOMED, Inc.†	426	132,959
Align Technology, Inc.†	678	414,258
Cooper Cos., Inc.	190	75,291
Hologic, Inc.†	1,736	115,826
STERIS PLC	524	108,101
Stryker Corp.	1,512	392,712
West Pharmaceutical Services, Inc.	5,849	2,100,376
		4,483,288
Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	1,518	278,872
Amgen, Inc.	2,704	659,100
Bio-Rad Laboratories, Inc., Class A†	203	130,791
Biogen, Inc.†	751	260,049
BioMarin Pharmaceutical, Inc.†	9,120	760,973
Genmab A/S ADR†	34,423	1,405,491
Guardant Health, Inc.†	7,233	898,266
Illumina, Inc.†	4,293	2,031,490
Incyte Corp.†	1,108	93,216
Regeneron Pharmaceuticals, Inc.†	985	550,162
Royalty Pharma PLC, Class A	105,687	4,332,110
Seagen, Inc.†	8,075	1,274,881
Vertex Pharmaceuticals, Inc.†	2,436	491,171
		13,166,572
Medical-Drugs — 2.0%
AbbVie, Inc.	12,301	1,385,585
Bristol-Myers Squibb Co.	26,059	1,741,263
Eli Lilly & Co.	16,089	3,692,747
Johnson & Johnson	9,914	1,633,232
Merck & Co., Inc.	11,439	889,611
Organon & Co.†	1,143	34,587
Zoetis, Inc.	14,508	2,703,711
		12,080,736
Medical-HMO — 0.4%
Humana, Inc.	631	279,356
UnitedHealth Group, Inc.	4,618	1,849,232
		2,128,588
Medical-Outpatient/Home Medical — 0.1%
American Well Corp., Class A†	37,919	477,021
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	8,551	317,328
Networking Products — 0.0%
Arista Networks, Inc.†	517	187,314
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	1,425	199,657
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	368	194,852
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	328	68,959
Oil Companies-Exploration & Production — 0.0%
Hess Corp.	1,369	119,541
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	4,386	1,204,001
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	592	245,769
Racetracks — 0.0%
Penn National Gaming, Inc.†	839	64,175
Real Estate Investment Trusts — 0.9%
American Tower Corp.	8,818	2,382,095
Crown Castle International Corp.	2,441	476,239
Duke Realty Corp.	1,447	68,515
Equinix, Inc.	2,341	1,878,887
Extra Space Storage, Inc.	604	98,947
Public Storage	616	185,225
SBA Communications Corp.	669	213,210
		5,303,118
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	681	217,246
Respiratory Products — 0.1%
ResMed, Inc.	1,370	337,732
Retail-Apparel/Shoe — 1.1%
L Brands, Inc.	1,235	88,994
Lululemon Athletica, Inc.†	10,377	3,787,294
Ross Stores, Inc.	19,837	2,459,788
		6,336,076
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	114	170,113
O'Reilly Automotive, Inc.†	446	252,530
		422,643
Retail-Building Products — 0.5%
Home Depot, Inc.	7,205	2,297,603
Lowe's Cos., Inc.	4,724	916,314
		3,213,917
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,049	120,614

Retail-Discount — 1.3%
Costco Wholesale Corp.	13,951	5,519,992
Dollar General Corp.	2,223	481,035
Target Corp.	3,073	742,867
Walmart, Inc.	8,545	1,205,016
		7,948,910
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,085	201,875
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	263	90,938
Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	936	1,451,118
Domino's Pizza, Inc.	365	170,269
McDonald's Corp.	10,974	2,534,884
Starbucks Corp.	6,432	719,162
Yum! Brands, Inc.	1,206	138,726
		5,014,159
Schools — 0.2%
Chegg, Inc.†	10,879	904,154
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	1,493	257,035
Maxim Integrated Products, Inc.	1,515	159,620
NXP Semiconductors NV	135	27,772
QUALCOMM, Inc.	10,616	1,517,345
		1,961,772
Semiconductor Equipment — 1.3%
Applied Materials, Inc.	8,636	1,229,767
ASML Holding NV	7,344	5,073,529
KLA Corp.	1,443	467,835
Lam Research Corp.	1,342	873,239
Teradyne, Inc.	1,565	209,647
		7,854,017
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,546	131,750
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,427	140,164
Theaters — 0.2%
Live Nation Entertainment, Inc.†	11,001	963,578
Therapeutics — 0.1%
Sarepta Therapeutics, Inc.†	9,064	704,635
Transport-Rail — 0.7%
CSX Corp.	11,121	356,762
Kansas City Southern	436	123,549
Norfolk Southern Corp.	1,060	281,335
Union Pacific Corp.	16,192	3,561,106
		4,322,752
Transport-Services — 0.7%
Expeditors International of Washington, Inc.	1,033	130,778
FedEx Corp.	1,470	438,545
United Parcel Service, Inc., Class B	16,362	3,402,805
		3,972,128
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	464	75,609
Old Dominion Freight Line, Inc.	895	227,151
		302,760
Water — 0.0%
American Water Works Co., Inc.	854	131,627
Web Hosting/Design — 0.0%
VeriSign, Inc.†	392	89,254
Web Portals/ISP — 4.8%
Alphabet, Inc., Class A†	6,550	15,993,724
Alphabet, Inc., Class C†	4,955	12,418,816
		28,412,540
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	719	155,915
Total Common Stocks (cost $341,266,885)		571,791,381
EXCHANGE-TRADED FUNDS — 3.0%
iShares S&P 500 Growth ETF	117,100	8,516,683
SPDR Portfolio S&P 500 Growth ETF	148,270	9,336,562
Total Exchange-Traded Funds (cost $16,396,217)		17,853,245
OPTIONS - PURCHASED†(1) — 0.0%
Over the Counter Call Options on Currency Contracts
(cost $917,528)	169,795,797	32,510
Total Long-Term Investment Securities (cost $358,580,630)		589,677,136
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(2)	2,584,047	2,584,047
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	1,718,230	1,718,230
		4,302,277
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.05% due 04/21/2022(3)	$100,000	99,956
0.07% due 03/24/2022(3)	90,000	89,968
		189,924
Total Short-Term Investment Securities (cost $4,492,190)		4,492,201

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $1,156,000 and collateralized by $766,800 of United States Treasury Inflation Protected Securities, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $1,179,224 (cost $1,156,000)	1,156,000	1,156,000
TOTAL INVESTMENTS (cost $364,228,820)	100.2%	595,325,337
Liabilities in excess of other assets	(0.2)	(1,402,461)
NET ASSETS	100.0%	$593,922,876

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $2,931,886 representing 0.5% of net assets.
(1)	Options --- Purchased

Over the Counter Call  Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000's)	Premiums Paid	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY 7.45	$37,648	$200,963	$10,240	$(190,723)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY 7.64	33,483	181,836	569	(181,267)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY 7.99	29,790	180,396	30	(180,366)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY 7.57	32,582	161,839	21,635	(140,204)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	Natwest Markets PLC	July 2021	CNY 8.06	36,292	192,494	36	(192,458)
					$917,528	$32,510	$(885,018)

(2)	The rate shown is the 7-day yield as of June 30, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CNY	— Chinese Yuan
ETF	— Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	September 2021	$1,061,183	$1,072,150	$10,967

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$571,791,381	$—	$—	$571,791,381
Exchange-Traded Funds	17,853,245	—	—	17,853,245
Options - Purchased	—	32,510	—	32,510
Short-Term Investment Securities:
Registered Investment Companies	4,302,277	—	—	4,302,277
U.S. Government Treasuries	—	189,924	—	189,924
Repurchase Agreements	—	1,156,000	—	1,156,000
Total Investments at Value	$593,946,903	$1,378,434	$—	$595,325,337

Other Financial Instruments:†
Futures Contracts	$10,967	$—	$—	$10,967

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,687	$217,261
Omnicom Group, Inc.	3,656	292,443
		509,704
Aerospace/Defense — 3.3%
Boeing Co.†	9,345	2,238,688
General Dynamics Corp.	43,251	8,142,433
Lockheed Martin Corp.	13,607	5,148,208
Northrop Grumman Corp.	2,544	924,566
Raytheon Technologies Corp.	143,648	12,254,611
Teledyne Technologies, Inc.†	403	168,789
TransDigm Group, Inc.†	373	241,439
		29,118,734
Aerospace/Defense-Equipment — 0.5%
Howmet Aerospace, Inc.†	6,644	229,019
L3Harris Technologies, Inc.	18,762	4,055,406
		4,284,425
Agricultural Biotech — 0.1%
Corteva, Inc.	12,529	555,661
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	3,646	187,587
Mosaic Co.	5,875	187,471
		375,058
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	9,497	575,518
Airlines — 0.4%
Alaska Air Group, Inc.†	2,116	127,616
American Airlines Group, Inc.†	10,902	231,231
Delta Air Lines, Inc.†	10,873	470,366
Southwest Airlines Co.†	39,731	2,109,319
United Airlines Holdings, Inc.†	5,501	287,647
		3,226,179
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	5,934	110,788
PVH Corp.†	1,211	130,291
Ralph Lauren Corp.	821	96,722
Tapestry, Inc.†	4,740	206,095
Under Armour, Inc., Class A†	3,207	67,828
Under Armour, Inc., Class C†	3,340	62,024
VF Corp.	5,466	448,431
		1,122,179
Appliances — 0.0%
Whirlpool Corp.	1,064	231,973
Applications Software — 0.0%
Roper Technologies, Inc.	823	386,975
Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,802	1,205,331
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	66,645	990,344
General Motors Co.†	21,700	1,283,989
Honda Motor Co., Ltd ADR	67,232	2,163,526
		4,437,859
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,416	345,235
PACCAR, Inc.	5,901	526,664
		871,899
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC†	1,517	238,670
BorgWarner, Inc.	4,077	197,897
Gentex Corp.	107,342	3,551,947
		3,988,514
Banks-Commercial — 2.0%
Citizens Financial Group, Inc.	7,240	332,099
First Republic Bank	1,406	263,161
M&T Bank Corp.	27,841	4,045,576
Regions Financial Corp.	16,340	329,741
Truist Financial Corp.	227,468	12,624,474
Zions Bancorp NA	2,785	147,215
		17,742,266
Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	198,636	10,176,122
Northern Trust Corp.	30,826	3,564,102
State Street Corp.	5,912	486,440
		14,226,664
Banks-Super Regional — 2.2%
Comerica, Inc.	2,373	169,290
Fifth Third Bancorp	11,966	457,460
Huntington Bancshares, Inc.	25,080	357,892
KeyCorp	16,497	340,663
PNC Financial Services Group, Inc.	36,496	6,961,977
US Bancorp	135,414	7,714,535
Wells Fargo & Co.	70,262	3,182,166
		19,183,983
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	42,875	2,319,966
Keurig Dr Pepper, Inc.	107,487	3,787,842
PepsiCo, Inc.	45,597	6,756,108
		12,863,916
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,552	116,307
Brewery — 0.1%
Constellation Brands, Inc., Class A	2,873	671,966
Molson Coors Beverage Co., Class B†	3,202	171,915
		843,881
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,867	87,959
Discovery, Inc., Class C†	5,107	148,001
Fox Corp., Class A	5,557	206,331
Fox Corp., Class B	2,583	90,922
		533,213
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	29,300	2,918,573
Building Products-Air & Heating — 0.8%
Carrier Global Corp.	4,998	242,903
Johnson Controls International PLC	99,214	6,809,057
		7,051,960
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,060	372,919

Vulcan Materials Co.	1,307	227,509
		600,428
Building Products-Wood — 0.0%
Masco Corp.	2,416	142,327
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	2,231	201,616
Lennar Corp., Class A	46,358	4,605,667
NVR, Inc.†	60	298,398
PulteGroup, Inc.	2,203	120,218
		5,225,899
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	171,384	9,772,316
DISH Network Corp., Class A†	4,223	176,521
		9,948,837
Casino Hotels — 0.1%
Las Vegas Sands Corp.†	5,584	294,221
MGM Resorts International	6,921	295,180
Wynn Resorts, Ltd.†	1,789	218,795
		808,196
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,490	154,588
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,088	447,235
Chemicals-Diversified — 1.1%
Celanese Corp.	27,743	4,205,839
Dow, Inc.	6,475	409,738
DuPont de Nemours, Inc.	9,046	700,251
Eastman Chemical Co.	2,320	270,860
FMC Corp.	30,619	3,312,976
LyondellBasell Industries NV, Class A	4,376	450,159
PPG Industries, Inc.	4,030	684,173
		10,033,996
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,283	470,230
International Flavors & Fragrances, Inc.	4,231	632,111
		1,102,341
Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	92,079	2,807,489
Sherwin-Williams Co.	1,261	343,559
		3,151,048
Commercial Services — 0.1%
Cintas Corp.	510	194,820
Nielsen Holdings PLC	6,094	150,339
Quanta Services, Inc.	995	90,117
		435,276
Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	18,430	3,660,567
Equifax, Inc.	1,034	247,653
FleetCor Technologies, Inc.†	808	206,897
Global Payments, Inc.	27,197	5,100,525
IHS Markit, Ltd.	2,229	251,119
Moody's Corp.	766	277,575
		9,744,336
Computer Services — 0.9%
Accenture PLC, Class A	4,754	1,401,432
Amdocs, Ltd.	44,038	3,406,780
Cognizant Technology Solutions Corp., Class A	4,393	304,259
DXC Technology Co.†	4,331	168,649
International Business Machines Corp.	15,188	2,226,409
Leidos Holdings, Inc.	2,260	228,486
		7,736,015
Computer Software — 0.0%
Akamai Technologies, Inc.†	997	116,250
Citrix Systems, Inc.	739	86,663
		202,913
Computers — 0.1%
Hewlett Packard Enterprise Co.	22,198	323,647
HP, Inc.	20,419	616,449
		940,096
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,784	309,607
Seagate Technology Holdings PLC	3,384	297,555
Western Digital Corp.†	5,209	370,725
		977,887
Consulting Services — 0.0%
Gartner, Inc.†	688	166,634
Consumer Products-Misc. — 0.4%
Clorox Co.	697	125,397
Kimberly-Clark Corp.	22,212	2,971,522
		3,096,919
Containers-Metal/Glass — 0.0%
Ball Corp.	2,009	162,769
Containers-Paper/Plastic — 0.9%
Amcor PLC	26,207	300,332
Packaging Corp. of America	1,615	218,704
Sealed Air Corp.	68,921	4,083,569
Sonoco Products Co.	44,333	2,965,878
WestRock Co.	4,524	240,767
		7,809,250
Cosmetics & Toiletries — 1.8%
Colgate-Palmolive Co.	37,403	3,042,734
Estee Lauder Cos., Inc., Class A	1,734	551,551
Procter & Gamble Co.	38,745	5,227,863
Unilever PLC ADR	121,492	7,107,282
		15,929,430
Cruise Lines — 0.1%
Carnival Corp.†	13,570	357,705
Norwegian Cruise Line Holdings, Ltd.†	6,288	184,930
Royal Caribbean Cruises, Ltd.†	3,722	317,412
		860,047
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	987	159,430

Fidelity National Information Services, Inc.	10,540	1,493,202
Fiserv, Inc.†	3,240	346,323
Jack Henry & Associates, Inc.	657	107,426
Paychex, Inc.	2,563	275,010
		2,381,391
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,711	234,758
Diagnostic Equipment — 0.1%
Danaher Corp.	3,453	926,647
Disposable Medical Products — 0.0%
Teleflex, Inc.	421	169,154
Distribution/Wholesale — 0.1%
Fastenal Co.	2,440	126,880
LKQ Corp.†	4,726	232,614
WW Grainger, Inc.	290	127,020
		486,514
Diversified Banking Institutions — 6.2%
Bank of America Corp.	355,157	14,643,123
Citigroup, Inc.	35,136	2,485,872
Goldman Sachs Group, Inc.	5,783	2,194,822
JPMorgan Chase & Co.	192,024	29,867,413
Morgan Stanley	62,401	5,721,548
		54,912,778
Diversified Manufacturing Operations — 1.3%
3M Co.	9,854	1,957,300
A.O. Smith Corp.	2,285	164,657
Eaton Corp. PLC	6,774	1,003,771
General Electric Co.	149,219	2,008,488
Illinois Tool Works, Inc.	2,736	611,660
Parker-Hannifin Corp.	1,053	323,387
Siemens AG	27,022	4,281,364
Textron, Inc.	3,836	263,802
Trane Technologies PLC	2,195	404,187
		11,018,616
Drug Delivery Systems — 1.1%
Becton Dickinson & Co.	41,542	10,102,599
E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	2,041	4,465,892
Expedia Group, Inc.†	1,538	251,786
		4,717,678
E-Services/Consulting — 0.0%
CDW Corp.	1,335	233,158
Electric Products-Misc. — 0.9%
AMETEK, Inc.	2,002	267,267
Emerson Electric Co.	80,835	7,779,560
		8,046,827
Electric-Distribution — 0.5%
Consolidated Edison, Inc.	5,827	417,912
Sempra Energy	30,606	4,054,683
		4,472,595
Electric-Integrated — 4.3%
AES Corp.	7,021	183,037
Alliant Energy Corp.	4,252	237,091
Ameren Corp.	4,343	347,614
American Electric Power Co., Inc.	8,495	718,592
CenterPoint Energy, Inc.	9,867	241,939
CMS Energy Corp.	4,921	290,733
Dominion Energy, Inc.	66,250	4,874,012
DTE Energy Co.	3,293	426,773
Duke Energy Corp.	45,390	4,480,901
Edison International	6,450	372,939
Entergy Corp.	36,134	3,602,560
Evergy, Inc.	3,897	235,496
Eversource Energy	36,314	2,913,835
Exelon Corp.	103,921	4,604,739
FirstEnergy Corp.	9,246	344,044
NextEra Energy, Inc.	19,004	1,392,613
Pinnacle West Capital Corp.	67,838	5,560,681
PPL Corp.	13,079	365,820
Public Service Enterprise Group, Inc.	8,586	512,928
Southern Co.	17,995	1,088,877
WEC Energy Group, Inc.	5,362	476,950
Xcel Energy, Inc.	75,005	4,941,329
		38,213,503
Electronic Components-Misc. — 0.8%
Garmin, Ltd.	1,121	162,142
nVent Electric PLC	209,717	6,551,559
		6,713,701
Electronic Components-Semiconductors — 2.4%
Broadcom, Inc.	2,221	1,059,062
Intel Corp.	68,638	3,853,337
IPG Photonics Corp.†	336	70,819
Microchip Technology, Inc.	1,302	194,961
Micron Technology, Inc.†	72,888	6,194,022
Qorvo, Inc.†	19,598	3,834,349
Skyworks Solutions, Inc.	1,347	258,287
Texas Instruments, Inc.	29,972	5,763,616
		21,228,453
Electronic Connectors — 0.3%
Amphenol Corp., Class A	3,860	264,063
TE Connectivity, Ltd.	19,915	2,692,707
		2,956,770
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,444	213,437
Fortive Corp.	5,755	401,354
Keysight Technologies, Inc.†	1,346	207,836
		822,627
Electronic Security Devices — 0.0%
Allegion PLC	888	123,698
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	841	112,206
Enterprise Software/Service — 0.6%
Oracle Corp.	71,622	5,575,057
Entertainment Software — 0.1%
Activision Blizzard, Inc.	5,415	516,808

Electronic Arts, Inc.	2,238	321,891
		838,699
Finance-Consumer Loans — 0.1%
Synchrony Financial	9,194	446,093
Finance-Credit Card — 0.9%
American Express Co.	11,060	1,827,444
Capital One Financial Corp.	7,674	1,187,091
Discover Financial Services	5,182	612,979
Mastercard, Inc., Class A	4,759	1,737,463
Visa, Inc., Class A	11,503	2,689,632
Western Union Co.	6,956	159,779
		8,214,388
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	25,494	1,856,218
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	888	105,716
CME Group, Inc.	6,104	1,298,199
Intercontinental Exchange, Inc.	4,401	522,399
Nasdaq, Inc.	684	120,247
		2,046,561
Food-Confectionery — 1.2%
Hershey Co.	1,469	255,871
J.M. Smucker Co.	1,862	241,259
Mondelez International, Inc., Class A	159,321	9,948,003
		10,445,133
Food-Dairy Products — 0.2%
Danone SA	21,527	1,515,457
Food-Meat Products — 0.1%
Hormel Foods Corp.	4,792	228,818
Tyson Foods, Inc., Class A	5,011	369,611
		598,429
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	3,451	157,331
Conagra Brands, Inc.	84,006	3,056,138
General Mills, Inc.	10,369	631,783
Kellogg Co.	4,283	275,525
Kraft Heinz Co.	11,020	449,396
Lamb Weston Holdings, Inc.	1,566	126,314
McCormick & Co., Inc.	2,371	209,407
		4,905,894
Food-Retail — 0.3%
Koninklijke Ahold Delhaize NV	79,855	2,373,830
Kroger Co.	12,869	493,011
		2,866,841
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	8,696	676,114
Gas-Distribution — 0.0%
Atmos Energy Corp.	2,221	213,460
NiSource, Inc.	6,666	163,317
		376,777
Gold Mining — 0.0%
Newmont Corp.	6,128	388,393
Home Decoration Products — 0.0%
Newell Brands, Inc.	6,434	176,742
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,265	117,350
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	2,983	359,809
Marriott International, Inc., Class A†	4,538	619,528
		979,337
Human Resources — 0.0%
Robert Half International, Inc.	1,917	170,556
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,706	68,752
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	868	248,265
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	2,031	584,278
Linde PLC	3,714	1,073,717
		1,657,995
Instruments-Controls — 0.3%
Honeywell International, Inc.	11,806	2,589,646
Instruments-Scientific — 0.0%
Waters Corp.†	472	163,128
Insurance Brokers — 0.2%
Aon PLC, Class A	1,841	439,557
Arthur J. Gallagher & Co.	1,985	278,059
Marsh & McLennan Cos., Inc.	4,408	620,117
Willis Towers Watson PLC	2,192	504,204
		1,841,937
Insurance-Life/Health — 0.7%
Aflac, Inc.	87,924	4,718,002
Globe Life, Inc.	1,611	153,448
Lincoln National Corp.	3,042	191,159
Principal Financial Group, Inc.	4,300	271,717
Prudential Financial, Inc.	6,698	686,344
Unum Group	3,471	98,576
		6,119,246
Insurance-Multi-line — 3.0%
Allstate Corp.	27,939	3,644,363
American International Group, Inc.(3)	14,587	694,341
Chubb, Ltd.	76,599	12,174,645
Cincinnati Financial Corp.	2,547	297,031
Hartford Financial Services Group, Inc.	6,072	376,282
Loews Corp.	3,802	207,779
MetLife, Inc.	157,211	9,409,079
		26,803,520
Insurance-Property/Casualty — 3.3%
Assurant, Inc.	29,057	4,538,122
Berkshire Hathaway, Inc., Class B†	71,736	19,936,869
Progressive Corp.	42,297	4,153,989
Travelers Cos., Inc.	4,275	640,010
WR Berkley Corp.	2,382	177,292
		29,446,282
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	681	171,619

Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	37,064	6,918,366
Internet Security — 0.0%
NortonLifeLock, Inc.	9,858	268,335
Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	13,664	3,400,696
BlackRock, Inc.	1,804	1,578,446
Franklin Resources, Inc.	4,630	148,114
Invesco, Ltd.	6,432	171,927
LPL Financial Holdings, Inc.	25,655	3,462,912
Raymond James Financial, Inc.	2,079	270,062
T. Rowe Price Group, Inc.	1,542	305,270
		9,337,427
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,935	1,074,004
Machinery-Farming — 0.1%
Deere & Co.	1,326	467,693
Machinery-General Industrial — 0.5%
IDEX Corp.	710	156,236
Middleby Corp.†	19,351	3,352,754
Otis Worldwide Corp.	3,291	269,105
Westinghouse Air Brake Technologies Corp.	3,019	248,464
		4,026,559
Machinery-Pumps — 0.1%
Dover Corp.	2,446	368,368
Ingersoll Rand, Inc.†	6,345	309,699
Xylem, Inc.	1,653	198,294
		876,361
Medical Information Systems — 0.6%
Cerner Corp.	69,064	5,398,042
Medical Instruments — 3.1%
Boston Scientific Corp.†	119,299	5,101,225
Edwards Lifesciences Corp.†	4,543	470,518
Intuitive Surgical, Inc.†	604	555,463
Medtronic PLC	174,290	21,634,618
		27,761,824
Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,173	284,242
Laboratory Corp. of America Holdings†	1,660	457,911
Quest Diagnostics, Inc.	18,893	2,493,309
		3,235,462
Medical Products — 0.9%
Abbott Laboratories	12,383	1,435,561
Baxter International, Inc.	8,547	688,034
Cooper Cos., Inc.	494	195,757
Henry Schein, Inc.†	2,392	177,462
Hologic, Inc.†	1,219	81,332
STERIS PLC	714	147,298
Stryker Corp.	2,841	737,893
Zimmer Biomet Holdings, Inc.	28,444	4,574,364
		8,037,701
Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	1,015	186,466
Amgen, Inc.	4,883	1,190,231
Biogen, Inc.†	8,680	3,005,623
Gilead Sciences, Inc.	21,319	1,468,026
Illumina, Inc.†	1,241	587,254
Incyte Corp.†	1,176	98,937
		6,536,537
Medical-Drugs — 7.2%
AbbVie, Inc.	7,806	879,268
AstraZeneca PLC ADR	68,897	4,126,930
Bristol-Myers Squibb Co.	18,226	1,217,861
Eli Lilly & Co.	34,446	7,906,046
Johnson & Johnson	108,338	17,847,602
Merck & Co., Inc.	147,984	11,508,716
Organon & Co.†	2,237	67,692
Pfizer, Inc.	356,440	13,958,190
Roche Holding AG	5,338	2,010,873
Roche Holding AG ADR	82,037	3,854,919
Zoetis, Inc.	2,179	406,078
		63,784,175
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	2,270	104,080
Viatris, Inc.	20,545	293,588
		397,668
Medical-HMO — 2.8%
Anthem, Inc.	23,241	8,873,414
Centene Corp.†	63,255	4,613,187
Humana, Inc.	1,052	465,741
UnitedHealth Group, Inc.	27,284	10,925,605
		24,877,947
Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	4,468	923,714
Universal Health Services, Inc., Class B	19,865	2,908,832
		3,832,546
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	2,514	287,828
Cardinal Health, Inc.	4,932	281,568
McKesson Corp.	14,133	2,702,795
		3,272,191
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	9,466	351,283
Metal-Diversified — 0.4%
Rio Tinto PLC ADR	38,078	3,194,363
Multimedia — 1.0%
ViacomCBS, Inc., Class B	10,294	465,289
Walt Disney Co.†	48,324	8,493,909
		8,959,198
Networking Products — 2.4%
Cisco Systems, Inc.	396,620	21,020,860
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	26,067	2,867,631
Waste Management, Inc.	4,027	564,223
		3,431,854

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	245	129,725
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	819	172,187
Oil Companies-Exploration & Production — 1.5%
APA Corp.†	6,425	138,973
Cabot Oil & Gas Corp.	6,794	118,623
ConocoPhillips	100,567	6,124,530
Devon Energy Corp.	10,125	295,549
Diamondback Energy, Inc.	3,077	288,899
EOG Resources, Inc.	9,920	827,725
Hess Corp.	2,193	191,493
Marathon Oil Corp.	13,397	182,467
Occidental Petroleum Corp.	14,280	446,536
Pioneer Natural Resources Co.	28,071	4,562,099
		13,176,894
Oil Companies-Integrated — 2.2%
Chevron Corp.	97,285	10,189,631
Exxon Mobil Corp.	71,962	4,539,363
TOTAL SE ADR	94,473	4,275,848
		19,004,842
Oil Field Machinery & Equipment — 0.0%
NOV, Inc.†	6,640	101,725
Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	10,830	654,348
Phillips 66	54,518	4,678,735
Valero Energy Corp.	6,948	542,500
		5,875,583
Oil-Field Services — 0.4%
Baker Hughes Co.	106,889	2,444,551
Halliburton Co.	15,123	349,644
Schlumberger NV	23,769	760,846
		3,555,041
Paper & Related Products — 0.3%
International Paper Co.	6,659	408,263
Mondi PLC	76,415	2,009,450
		2,417,713
Pharmacy Services — 1.1%
Cigna Corp.	19,881	4,713,189
CVS Health Corp.	60,528	5,050,456
		9,763,645
Pipelines — 0.2%
Kinder Morgan, Inc.	33,104	603,486
ONEOK, Inc.	7,573	421,362
Williams Cos., Inc.	20,648	548,204
		1,573,052
Private Equity — 0.3%
Ares Management Corp., Class A	44,314	2,817,927
Publishing-Newspapers — 0.0%
News Corp., Class A	6,649	171,345
News Corp., Class B	2,070	50,404
		221,749
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,010	77,255
Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	2,332	424,284
American Tower Corp.	3,788	1,023,290
AvalonBay Communities, Inc.	2,373	495,221
Boston Properties, Inc.	2,414	276,620
Crown Castle International Corp.	2,939	573,399
Digital Realty Trust, Inc.	4,787	720,252
Duke Realty Corp.	3,761	178,083
Equinix, Inc.	639	512,861
Equity Residential	5,849	450,373
Essex Property Trust, Inc.	1,105	331,511
Extra Space Storage, Inc.	1,182	193,635
Federal Realty Investment Trust	1,203	140,956
Gaming and Leisure Properties, Inc.	92,696	4,294,606
Healthpeak Properties, Inc.	105,635	3,516,589
Host Hotels & Resorts, Inc.†	213,304	3,645,365
Iron Mountain, Inc.	4,908	207,707
Kimco Realty Corp.	7,368	153,623
Mid-America Apartment Communities, Inc.	1,946	327,745
Prologis, Inc.	12,574	1,502,970
Public Storage	1,475	443,518
Realty Income Corp.	6,350	423,799
Regency Centers Corp.	2,685	172,028
SBA Communications Corp.	651	207,474
Simon Property Group, Inc.	5,584	728,600
UDR, Inc.	5,046	247,153
Ventas, Inc.	6,376	364,070
Vornado Realty Trust	2,668	124,516
Welltower, Inc.	7,097	589,761
Weyerhaeuser Co.	12,735	438,339
		22,708,348
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	47,723	4,091,293
Retail-Apparel/Shoe — 0.1%
Gap, Inc.	3,531	118,818
L Brands, Inc.	1,752	126,249
Ross Stores, Inc.	6,061	751,564
		996,631
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	24,832	5,094,036
AutoZone, Inc.†	162	241,740
Genuine Parts Co.	2,456	310,610
O'Reilly Automotive, Inc.†	379	214,594
		5,860,980
Retail-Automobile — 0.0%
CarMax, Inc.†	2,773	358,133
Retail-Building Products — 0.3%
Home Depot, Inc.	5,060	1,613,583
Lowe's Cos., Inc.	3,485	675,986
		2,289,569
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,894	217,772
Retail-Discount — 1.6%
Costco Wholesale Corp.	3,532	1,397,506

Dollar Tree, Inc.†	49,253	4,900,674
Target Corp.	2,859	691,135
Walmart, Inc.	50,444	7,113,613
		14,102,928
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	12,195	641,579
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	77,509	5,225,657
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	456	157,671
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	2,224	324,682
McDonald's Corp.	7,610	1,757,834
Starbucks Corp.	8,412	940,546
Yum! Brands, Inc.	2,887	332,091
		3,355,153
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	7,269	124,591
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	22,817	3,928,175
Maxim Integrated Products, Inc.	1,824	192,176
NXP Semiconductors NV	4,443	914,014
		5,034,365
Semiconductor Equipment — 0.3%
KLA Corp.	7,803	2,529,811
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	684	144,153
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,375	117,178
Software Tools — 0.3%
VMware, Inc., Class A†	18,628	2,979,921
Steel-Producers — 0.1%
Nucor Corp.	5,086	487,900
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	108,699	4,445,789
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	5,571	152,367
Telephone-Integrated — 2.0%
AT&T, Inc.	121,366	3,492,914
Lumen Technologies, Inc.	16,909	229,793
Verizon Communications, Inc.	253,543	14,206,014
		17,928,721
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	995	191,229
Theaters — 0.0%
Live Nation Entertainment, Inc.†	2,456	215,121
Tobacco — 0.5%
Altria Group, Inc.	31,457	1,499,870
Philip Morris International, Inc.	26,492	2,625,622
		4,125,492
Tools-Hand Held — 0.1%
Snap-on, Inc.	920	205,556
Stanley Black & Decker, Inc.	2,745	562,697
		768,253
Toys — 0.0%
Hasbro, Inc.	2,175	205,581
Transport-Rail — 0.6%
CSX Corp.	18,539	594,731
Kansas City Southern	758	214,795
Norfolk Southern Corp.	11,479	3,046,641
Union Pacific Corp.	5,872	1,291,429
		5,147,596
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	2,261	211,788
Expeditors International of Washington, Inc.	1,005	127,233
FedEx Corp.	1,494	445,705
United Parcel Service, Inc., Class B	3,689	767,201
		1,551,927
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	582	94,837
Knight-Swift Transportation Holdings, Inc.	84,691	3,850,053
		3,944,890
Water — 0.0%
American Water Works Co., Inc.	1,542	237,668
Water Treatment Systems — 0.0%
Pentair PLC	2,825	190,659
Web Hosting/Design — 0.0%
VeriSign, Inc.†	977	222,453
Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†	1,526	3,824,644
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,586	343,924
Total Common Stocks (cost $704,015,269)		866,093,022
EXCHANGE-TRADED FUNDS — 1.0%
iShares S&P 500 Value ETF (cost $8,532,722)	58,000	8,563,120
Total Long-Term Investment Securities (cost $712,547,991)		874,656,142
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 02/24/2022(2) (cost $99,948)	$100,000	99,965
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	1,000,000	1,000,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	725,000	725,000
BNP Paribas SA Joint Repurchase Agreement(1)	630,000	630,000

Deutsche Bank AG Joint Repurchase Agreement(1)	1,025,000	1,025,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,015,000	1,015,000
Total Repurchase Agreements (cost $4,395,000)		4,395,000
TOTAL INVESTMENTS (cost $717,042,939)	99.4%	879,151,107
Other assets less liabilities	0.6	5,190,370
NET ASSETS	100.0%	$884,341,477

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Security represents an investment in an affiliated company (see Note 3).
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund

Futures Contracts
Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)
4	Long	S&P 500 E-Mini Index	September 2021	$848,947	$857,720	$8,773

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current  value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

Bank of America, N.A.	JPY	205,522,887	USD	53,472	06/30/2021	$6,962	$—
						6,962	—
Credit Suisse AG	EUR	8,946,606	USD	10,671,065	06/30/2021	43,122	—
						43,122	—
JPMorgan Chase Bank	GBP	5,959,607	USD	8,295,415	06/30/2021	49,837	—
	USD	433,192	GBP	311,285	12/31/2020	—	(2,504)
						49,837	(2,504)
Morgan Stanley & Co., Inc.	CHF	1,688,751	USD	1,840,621	06/30/2021	11,124	—
	USD	135,489	CHF	124,290	06/30/2021	—	(840)
						11,124	(840)
Unrealized Appreciation (Depreciation)						$111,045	$(3,344)

CHF — Swiss Franc
EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$866,093,022	$—	$—	$866,093,022
Exchange-Traded Funds	8,563,120	—	—	8,563,120
Short-Term Investment Securities	—	99,965	—	99,965
Repurchase Agreements	—	4,395,000	—	4,395,000
Total Investments at Value	$874,656,142	$4,494,965	$—	$879,151,107

Other Financial Instruments:†
Futures Contracts	$8,773	$—	$—	8,773
Forward Foreign Currency Contracts	—	111,045	—	111,045
Total Other Financial Instruments	$8,773	$111,045	$—	$119,818

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$3,344	$—	$3,344

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Advertising Services — 0.6%
Trade Desk, Inc., Class A†	20,257	$1,567,082

Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	646	30,485
TransDigm Group, Inc.†	750	485,467
		515,952
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	305	42,523
HEICO Corp., Class A	535	66,437
Hexcel Corp.†	1,300	81,120
Howmet Aerospace, Inc.†	613	21,130
		211,210
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,800	92,610

Airlines — 0.3%
Alaska Air Group, Inc.†	2,400	144,744
Delta Air Lines, Inc.†	13,511	584,486
Southwest Airlines Co.†	2,800	148,652
		877,882
Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	52	5,115
Deckers Outdoor Corp.†	80	30,726
Hanesbrands, Inc.	4,385	81,868
Tapestry, Inc.†	590	25,653
VF Corp.	4,402	361,140
		504,502
Applications Software — 1.4%
C3.ai, Inc., Class A† Class A	103	6,441
CDK Global, Inc.	399	19,826
Confluent, Inc.† Class A	1,101	52,298
Duck Creek Technologies, Inc.†	338	14,706
Elastic NV†	1,443	210,332
Five9, Inc.†	3,455	633,612
IronSource, Ltd.† PIPE Shares(1)	79,000	826,033
Jamf Holding Corp.†	947	31,791
Medallia, Inc.†	1,197	40,399
Monday.com, Ltd.†	194	43,376
nCino, Inc.†	5,084	304,633
Nuance Communications, Inc.†	2,288	124,559
Procore Technologies, Inc.†	354	33,612
Procore Technologies, Inc.† Lock-Up Shares(1)	661	59,624
PTC, Inc.†	5,618	793,599
Qualtrics International, Inc.† Class A	4,501	172,163
Smartsheet, Inc., Class A†	6,539	472,900
Tanium, Class B†(1)(2)	1,910	21,765
		3,861,669
Athletic Equipment — 0.3%
Peloton Interactive, Inc., Class A†	5,581	692,156
YETI Holdings, Inc.†	1,808	166,010
		858,166
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,400	82,992

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	1,300	116,025
TuSimple Holdings, Inc., Class A†	88	6,269
		122,294
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	1,747	69,426
Aptiv PLC†	2,314	364,062
QuantumScape Corp.†	1,755	51,351
		484,839
Banks-Commercial — 0.1%
Citizens Financial Group, Inc.	1,590	72,933
First Republic Bank	525	98,264
SVB Financial Group†	161	89,585
Synovus Financial Corp.	230	10,093
Western Alliance Bancorp	1,121	104,085
		374,960
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	477	33,629
Brown-Forman Corp., Class B	6,810	510,341
		543,970
Brewery — 1.0%
Boston Beer Co., Inc., Class A†	2,540	2,592,832
Constellation Brands, Inc., Class A	475	111,098
		2,703,930
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	485	52,021
AZEK Co., Inc.†	1,267	53,797
Fortune Brands Home & Security, Inc.	2,789	277,812
Louisiana-Pacific Corp.	157	9,466
Trex Co., Inc.†	2,445	249,903
		642,999
Building & Construction-Misc. — 0.1%
Frontdoor, Inc.†	1,238	61,677
TopBuild Corp.†	577	114,119
		175,796
Building Products-Air & Heating — 0.2%
Carrier Global Corp.	8,604	418,154

Building Products-Cement — 0.1%
Vulcan Materials Co.	1,100	191,477

Building-Maintenance & Services — 0.1%
Rollins, Inc.	6,761	231,226
Terminix Global Holdings, Inc.†	1,600	76,336
		307,562
Building-Mobile Home/Manufactured Housing — 0.6%
Thor Industries, Inc.	14,176	1,601,888

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	2,904	262,435
Lennar Corp., Class A	17,700	1,758,495
NVR, Inc.†	117	581,876
PulteGroup, Inc.	1,611	87,912
Toll Brothers, Inc.	962	55,613
		2,746,331
Cable/Satellite TV — 0.5%
Altice USA, Inc., Class A†	12,450	425,043

Cable One, Inc.	510	975,533
		1,400,576
Casino Hotels — 0.4%
Boyd Gaming Corp.†	369	22,690
MGM Resorts International	14,200	605,630
Wynn Resorts, Ltd.†	3,784	462,783
		1,091,103
Casino Services — 0.1%
Caesars Entertainment, Inc.†	2,617	271,514

Chemicals-Diversified — 0.4%
Celanese Corp.	867	131,437
FMC Corp.	689	74,550
LyondellBasell Industries NV, Class A	684	70,363
Olin Corp.	231	10,686
PPG Industries, Inc.	4,712	799,956
Westlake Chemical Corp.	140	12,613
		1,099,605
Chemicals-Specialty — 0.1%
Albemarle Corp.	600	101,076
Chemours Co.	1,791	62,327
Diversey Holdings, Ltd.†	837	14,990
W.R. Grace & Co.	1,189	82,184
		260,577
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	781	23,813
RPM International, Inc.	4,376	388,063
		411,876
Commercial Services — 2.1%
Cintas Corp.	3,710	1,417,220
CoStar Group, Inc.†	51,960	4,303,327
Legalzoom.com, Inc.†	602	22,786
		5,743,333
Commercial Services-Finance — 2.5%
Affirm Holdings, Inc.†	679	45,731
Avalara, Inc.†	4,249	687,488
Equifax, Inc.	3,426	820,561
Euronet Worldwide, Inc.†	1,558	210,875
FleetCor Technologies, Inc.†	2,830	724,650
H&R Block, Inc.	3,090	72,553
MarketAxess Holdings, Inc.	2,253	1,044,468
Morningstar, Inc.	448	115,185
Multiplan Corp.†	139,120	1,324,423
Sabre Corp.†	6,706	83,691
Shift4 Payments, Inc., Class A†	907	85,004
StoneCo, Ltd., Class A†	9,583	642,636
TransUnion	7,113	781,079
WEX, Inc.†	1,228	238,109
		6,876,453
Communications Software — 1.2%
RingCentral, Inc., Class A†	11,664	3,389,325

Computer Aided Design — 1.7%
ANSYS, Inc.†	2,041	708,349
Aspen Technology, Inc.†	3,042	418,397
Bentley Systems, Inc., Class B	4,365	282,765
Cadence Design Systems, Inc.†	13,821	1,890,989
Synopsys, Inc.†	4,944	1,363,506
		4,664,006
Computer Data Security — 1.9%
Crowdstrike Holdings, Inc., Class A†	6,655	1,672,468
Fortinet, Inc.†	7,151	1,703,297
McAfee Corp., Class A	747	20,931
Varonis Systems, Inc.†	26,201	1,509,701
Zscaler, Inc.†	1,634	353,042
		5,259,439
Computer Services — 1.3%
EPAM Systems, Inc.†	2,725	1,392,366
Genpact, Ltd.	2,294	104,216
Globant SA†	821	179,947
Leidos Holdings, Inc.	18,069	1,826,776
		3,503,305
Computer Software — 2.8%
Akamai Technologies, Inc.†	2,800	326,480
Citrix Systems, Inc.	2,332	273,474
Cloudflare, Inc., Class A†	5,010	530,258
Datadog, Inc., Class A†	10,070	1,048,086
Dropbox, Inc., Class A†	6,442	195,257
Dynatrace, Inc.†	6,050	353,441
MongoDB, Inc.†	6,914	2,499,549
Nutanix, Inc., Class A†	4,070	155,555
SentinelOne, Inc., Class A†	1,519	64,558
Slack Technologies, Inc., Class A†	10,477	464,131
Splunk, Inc.†	4,878	705,261
Teradata Corp.†	1,965	98,191
Twilio, Inc., Class A†	1,920	756,787
ZoomInfo Technologies, Inc., Class A†	1,528	79,716
		7,550,744
Computers — 0.1%
HP, Inc.	9,151	276,269

Computers-Integrated Systems — 0.0%
NCR Corp.†	916	41,779

Computers-Memory Devices — 0.2%
NetApp, Inc.	3,119	255,197
Pure Storage, Inc., Class A†	9,238	180,418
		435,615
Consulting Services — 0.9%
Booz Allen Hamilton Holding Corp.	6,968	593,534
Gartner, Inc.†	3,645	882,819
Verisk Analytics, Inc.	5,583	975,462
		2,451,815
Consumer Products-Misc. — 0.2%
Clorox Co.	3,181	572,294

Containers-Metal/Glass — 0.2%
Ball Corp.	6,218	503,782
Crown Holdings, Inc.	337	34,445
		538,227
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	1,682	30,511

Sealed Air Corp.	3,439	203,761
		234,272
Data Processing/Management — 2.6%
Broadridge Financial Solutions, Inc.	5,375	868,224
DocuSign, Inc.†	8,487	2,372,711
Fair Isaac Corp.†	5,648	2,839,137
Jack Henry & Associates, Inc.	407	66,548
Paychex, Inc.	7,788	835,652
		6,982,272
Decision Support Software — 0.6%
Databricks, Inc.†(1)(2)	689	122,207
MSCI, Inc.	2,676	1,426,522
		1,548,729
Diagnostic Equipment — 0.9%
10X Genomics, Inc., Class A†	1,767	346,014
Adaptive Biotechnologies Corp.†	4,475	182,848
Avantor, Inc.†	28,290	1,004,578
Repligen Corp.†	3,988	796,085
		2,329,525
Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	3,083	1,947,069
Natera, Inc.†	3,091	350,921
Quidel Corp.†	736	94,296
		2,392,286
Dialysis Centers — 0.1%
DaVita, Inc.†	1,840	221,591

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	370	76,146
Teleflex, Inc.	971	390,138
		466,284
Distribution/Wholesale — 1.8%
Copart, Inc.†	21,425	2,824,458
Fastenal Co.	12,260	637,520
IAA, Inc.†	7,350	400,869
Leslie's, Inc.†	2,041	56,107
Pool Corp.	1,053	482,969
SiteOne Landscape Supply, Inc.†	485	82,091
Watsco, Inc.	350	100,324
WW Grainger, Inc.	815	356,970
		4,941,308
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,250	90,075
Carlisle Cos., Inc.	416	79,614
Parker-Hannifin Corp.	451	138,507
Trane Technologies PLC	3,908	719,619
		1,027,815
Drug Delivery Systems — 1.4%
DexCom, Inc.†	9,193	3,925,411

E-Commerce/Products — 0.8%
Chewy, Inc., Class A†	2,538	202,304
Etsy, Inc.†	6,227	1,281,765
The Honest Company, Inc.† Lock-Up Shares(1)	9,125	142,715
Wayfair, Inc., Class A†	2,494	787,381
		2,414,165
E-Commerce/Services — 2.4%
Bumble, Inc., Class A†	2,816	162,202
DoorDash, Inc., Class A†	1,560	278,195
Expedia Group, Inc.†	2,984	488,511
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	174	4,268
Lyft, Inc., Class A†	5,927	358,465
Match Group, Inc.†	27,384	4,415,670
Opendoor Technologies, Inc.†	1,473	26,116
Payoneer, Inc.† PIPE Shares(1)	8,900	87,807
TripAdvisor, Inc.†	1,275	51,382
Upwork, Inc.†	2,500	145,725
Zillow Group, Inc., Class A†	1,255	153,775
Zillow Group, Inc., Class C†	3,465	423,492
		6,595,608
E-Services/Consulting — 0.4%
CDW Corp.	6,808	1,189,017

Electric Products-Misc. — 0.1%
AMETEK, Inc.	700	93,450
Littelfuse, Inc.	349	88,922
		182,372
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	677	28,393

Electronic Components-Misc. — 0.1%
Hubbell, Inc.	450	84,078
Jabil, Inc.	2,427	141,057
		225,135
Electronic Components-Semiconductors — 2.3%
IPG Photonics Corp.†	455	95,900
Lattice Semiconductor Corp.†	1,572	88,315
Marvell Technology, Inc.	27,757	1,619,066
Microchip Technology, Inc.	10,593	1,586,196
Monolithic Power Systems, Inc.	2,642	986,655
ON Semiconductor Corp.†	11,442	438,000
Silicon Laboratories, Inc.†	600	91,950
Skyworks Solutions, Inc.	3,496	670,358
Xilinx, Inc.	5,200	752,128
		6,328,568
Electronic Connectors — 0.5%
Amphenol Corp., Class A	20,278	1,387,218

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	16,219	2,397,331
Keysight Technologies, Inc.†	3,471	535,957
Vontier Corp.	1,933	62,977
		2,996,265
Electronic Security Devices — 0.1%
Allegion PLC	2,144	298,659

Energy-Alternate Sources — 1.1%
Enphase Energy, Inc.†	6,228	1,143,648
Plug Power, Inc.†	10,578	361,662

Shoals Technologies Group, Inc., Class A†	2,885	102,417
SolarEdge Technologies, Inc.†	4,588	1,267,986
		2,875,713
Enterprise Software/Service — 5.9%
Alteryx, Inc., Class A†	1,242	106,837
Bill.com Holdings, Inc.†	4,185	766,608
Black Knight, Inc.†	4,289	334,456
Ceridian HCM Holding, Inc.†	2,670	256,106
Clarivate PLC†	3,080	84,792
Coupa Software, Inc.†	3,777	989,989
DoubleVerify Holdings, Inc.†	2,622	111,015
Everbridge, Inc.†	794	108,048
Guidewire Software, Inc.†	17,275	1,947,238
HubSpot, Inc.†	2,392	1,393,866
Manhattan Associates, Inc.†	3,213	465,371
New Relic, Inc.†	1,156	77,417
Palantir Technologies, Inc.†	34,343	905,282
Paycom Software, Inc.†	8,649	3,143,652
Pegasystems, Inc.	814	113,301
SS&C Technologies Holdings, Inc.	2,458	177,124
Tyler Technologies, Inc.†	1,756	794,362
UiPath, Inc., Class A†	175	11,888
UiPath, Inc., Lock-Up Shares†(1)	6,391	412,434
Veeva Systems, Inc., Class A†	6,556	2,038,588
Workday, Inc., Class A†	7,247	1,730,149
Workiva, Inc.†	1,000	111,330
		16,079,853
Entertainment Software — 0.6%
Electronic Arts, Inc.	900	129,447
Playtika Holding Corp.†	1,609	38,359
Skillz, Inc.†	6,223	135,163
Take-Two Interactive Software, Inc.†	2,180	385,904
Unity Software, Inc.†	3,110	341,571
Zynga, Inc., Class A†	51,948	552,207
		1,582,651
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	328	20,838
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	15	6,812
Finance-Consumer Loans — 0.1%
Synchrony Financial	2,294	111,305
Upstart Holdings, Inc.†	260	32,474
		143,779
Finance-Credit Card — 0.2%
Discover Financial Services	3,543	419,101
Western Union Co.	2,140	49,156
		468,257
Finance-Investment Banker/Broker — 0.9%
Tradeweb Markets, Inc., Class A	28,003	2,367,934
Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	2,859	55,322
UWM Holdings Corp.	433	3,659
		58,981
Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	900	107,145
Nasdaq, Inc.	506	88,955
		196,100
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,350	238,680
Food-Confectionery — 0.4%
Hershey Co.	5,639	982,201
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,100	81,136
Food-Misc./Diversified — 0.2%
Beyond Meat, Inc.†	1,062	167,254
Kellogg Co.	2,363	152,012
Lamb Weston Holdings, Inc.	913	73,643
McCormick & Co., Inc.	1,700	150,144
		543,053
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	312	15,547
Funeral Services & Related Items — 0.0%
Service Corp. International	1,500	80,385
Garden Products — 0.1%
Scotts Miracle-Gro Co.	868	166,587
Gold Mining — 0.0%
Kirkland Lake Gold, Ltd.	1,900	73,207
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	1,212	118,049
Home Furnishings — 0.1%
Tempur Sealy International, Inc.	3,846	150,725
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	736	87,481
Hilton Worldwide Holdings, Inc.†	6,881	829,986
Travel & Leisure Co.	1,191	70,805
Wyndham Hotels & Resorts, Inc.	1,223	88,411
		1,076,683
Human Resources — 0.3%
Paylocity Holding Corp.†	2,622	500,278
Robert Half International, Inc.	2,036	181,143
		681,421
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,334	94,060
Industrial Automated/Robotic — 0.5%
Cognex Corp.	6,613	555,823
Rockwell Automation, Inc.	2,795	799,426
		1,355,249
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	936	1,296,678
Woodward, Inc.	750	92,160
		1,388,838
Instruments-Scientific — 0.2%
Waters Corp.†	1,202	415,423

Insurance Brokers — 0.1%
Brown & Brown, Inc.	287	15,251
Selectquote, Inc.†	7,616	146,684
		161,935
Insurance-Life/Health — 0.0%
GoHealth, Inc., Class A†	868	9,730
Lincoln National Corp.	609	38,270
		48,000
Insurance-Property/Casualty — 0.1%
Alleghany Corp.†	31	20,679
Arch Capital Group, Ltd.†	1,963	76,439
Assurant, Inc.	750	117,135
Erie Indemnity Co., Class A	367	70,960
Lemonade, Inc.†	84	9,190
Markel Corp.†	48	56,962
		351,365
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	190	47,882
RenaissanceRe Holdings, Ltd.	459	68,308
		116,190
Internet Application Software — 1.2%
Anaplan, Inc.†	8,067	429,971
Okta, Inc.†	6,226	1,523,378
Squarespace, Inc., Class A†	726	43,132
Wix.com, Ltd.†	1,673	485,638
Zendesk, Inc.†	5,186	748,547
		3,230,666
Internet Content-Entertainment — 4.0%
Pinterest, Inc., Class A†	21,556	1,701,846
Roku, Inc.†	4,986	2,289,821
Snap, Inc., Class A†	32,031	2,182,592
Spotify Technology SA†	16,970	4,676,762
Twitter, Inc.†	1,732	119,179
		10,970,200
Internet Content-Information/News — 0.3%
Bright Health Group, Inc.†	3,738	64,144
IAC/InterActiveCorp†	2,089	322,061
Vimeo, Inc.†	9,450	463,050
		849,255
Internet Gambling — 1.0%
DraftKings, Inc., Class A†	52,310	2,729,013
Internet Security — 0.7%
FireEye, Inc.†	1,451	29,339
NortonLifeLock, Inc.	3,079	83,811
Palo Alto Networks, Inc.†	4,600	1,706,830
Proofpoint, Inc.†	1,199	208,338
		2,028,318
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	1,378	342,957
Apollo Global Management, Inc.	3,773	234,680
LPL Financial Holdings, Inc.	1,682	227,036
Raymond James Financial, Inc.	133	17,277
T. Rowe Price Group, Inc.	1,577	312,199
		1,134,149
Lasers-System/Components — 0.0%
Coherent, Inc.†	463	122,389
Lighting Products & Systems — 0.5%
Universal Display Corp.	6,506	1,446,479
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,213	159,764
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	2,912	169,245
Vertiv Holdings Co.	5,943	162,244
		331,489
Machinery-Farming — 0.1%
AGCO Corp.	129	16,819
Toro Co.	3,048	334,914
		351,733
Machinery-General Industrial — 0.6%
IDEX Corp.	400	88,020
Middleby Corp.†	8,184	1,417,960
Nordson Corp.	210	46,097
Otis Worldwide Corp.	1,700	139,009
		1,691,086
Machinery-Pumps — 0.2%
Graco, Inc.	3,303	250,037
Xylem, Inc.	2,494	299,180
		549,217
Medical Instruments — 0.2%
Bio-Techne Corp.	818	368,312
Bruker Corp.	3,612	274,440
		642,752
Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	4,207	454,861
Charles River Laboratories International, Inc.†	987	365,111
IQVIA Holdings, Inc.†	3,492	846,181
Ortho Clinical Diagnostics Holdings PLC†	4,474	95,788
PPD, Inc.†	1,385	63,835
Sotera Health Co.†	1,656	40,125
Syneos Health, Inc.†	277	24,789
		1,890,690
Medical Products — 4.0%
ABIOMED, Inc.†	7,875	2,457,866
Align Technology, Inc.†	7,692	4,699,812
Cooper Cos., Inc.	616	244,102
Globus Medical, Inc., Class A†	83	6,435
Hologic, Inc.†	5,419	361,556
Masimo Corp.†	767	185,959
Novocure, Ltd.†	5,031	1,115,976
Penumbra, Inc.†	1,805	494,678
Shockwave Medical, Inc.†	450	85,379
STERIS PLC	1,185	244,466
West Pharmaceutical Services, Inc.	3,063	1,099,923
		10,996,152

Medical-Biomedical/Gene — 4.2%
ACADIA Pharmaceuticals, Inc.†	3,900	95,121
Acceleron Pharma, Inc.†	2,715	340,705
Alnylam Pharmaceuticals, Inc.†	5,079	860,992
Apellis Pharmaceuticals, Inc.†	8,603	543,710
Argenx SE ADR†	792	238,447
Ascendis Pharma A/S ADR†	4,525	595,264
Bio-Rad Laboratories, Inc., Class A†	650	418,788
BioMarin Pharmaceutical, Inc.†	3,050	254,492
BioNTech SE ADR†	2,175	486,939
Blueprint Medicines Corp.†	1,800	158,328
Certara, Inc.†	403	11,417
CRISPR Therapeutics AG†	700	113,323
CureVac NV†	1,123	82,518
Denali Therapeutics, Inc.†	1,401	109,894
Exact Sciences Corp.†	17,413	2,164,610
Exelixis, Inc.†	11,399	207,690
Fate Therapeutics, Inc.†	1,000	86,790
Genmab A/S ADR†	8,816	359,957
Guardant Health, Inc.†	1,898	235,713
Horizon Therapeutics PLC†	3,263	305,547
Incyte Corp.†	8,768	737,652
Ionis Pharmaceuticals, Inc.†	4,530	180,702
Iovance Biotherapeutics, Inc.†	933	24,277
Kodiak Sciences, Inc.†	7,544	701,592
Maravai LifeSciences Holdings, Inc., Class A†	1,595	66,559
Mirati Therapeutics, Inc.†	1,192	192,544
Novavax, Inc.†	1,561	331,416
Pacific Biosciences of California, Inc.†	2,700	94,419
Royalty Pharma PLC, Class A	6,050	247,989
Seagen, Inc.†	5,894	930,545
TG Therapeutics, Inc.†	1,606	62,297
Ultragenyx Pharmaceutical, Inc.†	2,246	214,156
United Therapeutics Corp.†	500	89,705
		11,544,098
Medical-Drugs — 0.1%
Reata Pharmaceuticals, Inc., Class A†	1,562	221,070
Medical-HMO — 0.2%
Centene Corp.†	1,452	105,894
Molina Healthcare, Inc.†	1,185	299,876
		405,770
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc.†	1,446	90,737
Medical-Outpatient/Home Medical — 0.9%
Amedisys, Inc.†	1,600	391,888
Chemed Corp.	87	41,282
Oak Street Health, Inc.†	31,034	1,817,661
Teladoc Health, Inc.†	968	160,969
		2,411,800
Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	3,629	207,179
GoodRx Holdings, Inc., Class A†	43,084	1,551,455
McKesson Corp.	7,046	1,347,477
		3,106,111
Multimedia — 0.1%
FactSet Research Systems, Inc.	988	331,583
Networking Products — 0.7%
Arista Networks, Inc.†	5,173	1,874,230
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	3,100	341,031
Waste Connections, Inc.	2,898	346,108
		687,139
Office Automation & Equipment — 0.5%
Zebra Technologies Corp., Class A†	2,390	1,265,481
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,954	410,809
Oil Companies-Exploration & Production — 0.6%
Cabot Oil & Gas Corp.	987	17,233
Cimarex Energy Co.	425	30,791
Continental Resources, Inc.	142	5,400
Devon Energy Corp.	12,300	359,037
Diamondback Energy, Inc.	1,810	169,941
Hess Corp.	399	34,841
Occidental Petroleum Corp.	2,269	70,952
Pioneer Natural Resources Co.	4,235	688,272
Venture Global LNG, Inc., Series B†(1)(2)	3	13,770
Venture Global LNG, Inc., Series C†(1)(2)	42	192,784
		1,583,021
Oil-Field Services — 0.0%
Halliburton Co.	993	22,958
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Corp.	124	198,368
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	3,631	245,093
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	6,519	1,789,531
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,182	92,231
Physicians Practice Management — 0.1%
agilon health, Inc.†	3,916	158,872
Pipelines — 0.2%
Cheniere Energy, Inc.†	4,952	429,536
New Fortress Energy LLC	560	21,213
		450,749
Poultry — 0.0%
Pilgrim's Pride Corp.†	411	9,116
Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	2,991	1,241,714
Private Equity — 0.5%
Ares Management Corp., Class A	21,417	1,361,907
Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	153	26,403
Racetracks — 0.4%
Churchill Downs, Inc.	779	154,445
Penn National Gaming, Inc.†	11,600	887,284
		1,041,729

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc.	900	163,746
Brookfield Property REIT, Inc., Class A	679	12,826
CoreSite Realty Corp.	703	94,624
CubeSmart	7,200	333,504
Equity LifeStyle Properties, Inc.	6,839	508,206
Extra Space Storage, Inc.	247	40,464
Iron Mountain, Inc.	4,263	180,410
Lamar Advertising Co., Class A	1,592	166,237
SBA Communications Corp.	652	207,792
Simon Property Group, Inc.	5,993	781,967
		2,489,776
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	374	32,063
WeWork Cos., Inc., Class A†(1)(2)	173	1,481
		33,544
Recreational Centers — 0.4%
Planet Fitness, Inc., Class A†	15,923	1,198,206
Recreational Vehicles — 0.6%
Brunswick Corp.	211	21,020
Polaris, Inc.	10,859	1,487,248
		1,508,268
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,130	360,481
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.†	624	27,007
Vail Resorts, Inc.†	844	267,143
		294,150
Respiratory Products — 0.4%
ResMed, Inc.	4,638	1,143,360
Retail-Apparel/Shoe — 3.2%
Burlington Stores, Inc.†	3,011	969,512
L Brands, Inc.	2,876	207,244
Lululemon Athletica, Inc.†	16,267	5,936,967
Ross Stores, Inc.	11,803	1,463,572
		8,577,295
Retail-Auto Parts — 0.7%
AutoZone, Inc.†	505	753,571
O'Reilly Automotive, Inc.†	1,859	1,052,584
		1,806,155
Retail-Automobile — 0.5%
CarMax, Inc.†	2,596	335,273
Carvana Co.†	2,840	857,169
Lithia Motors, Inc.	56	19,244
Vroom, Inc.†	608	25,451
		1,237,137
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,216	139,816
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	400	77,856
Retail-Discount — 1.1%
Dollar Tree, Inc.†	2,000	199,000
Ollie's Bargain Outlet Holdings, Inc.†	32,072	2,698,217
		2,897,217
Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	22,430	2,370,851
Retail-Gardening Products — 0.4%
Tractor Supply Co.	6,506	1,210,506
Retail-Home Furnishings — 0.3%
RH†	593	402,647
Williams-Sonoma, Inc.	2,403	383,639
		786,286
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.†	1,969	72,006
Retail-Misc./Diversified — 1.1%
Five Below, Inc.†	13,774	2,662,101
GameStop Corp., Class A†	1,250	267,675
		2,929,776
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	2,533	875,835
Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	862	140,471
Petco Health & Wellness Co., Inc.†	99	2,219
		142,690
Retail-Restaurants — 2.6%
Chipotle Mexican Grill, Inc.†	3,342	5,181,236
Darden Restaurants, Inc.	1,867	272,563
Domino's Pizza, Inc.	1,828	852,744
Papa John's International, Inc.	892	93,160
Restaurant Brands International, Inc.	1,692	109,033
Wendy's Co.	3,766	88,200
Yum China Holdings, Inc.	2,436	161,385
Yum! Brands, Inc.	1,636	188,189
		6,946,510
Savings & Loans/Thrifts — 0.0%
Sterling Bancorp	319	7,908
Schools — 1.5%
2U, Inc.†	27,486	1,145,342
Bright Horizons Family Solutions, Inc.†	2,775	408,230
Chegg, Inc.†	29,748	2,472,356
Grand Canyon Education, Inc.†	900	80,973
		4,106,901
Semiconductor Components-Integrated Circuits — 0.2%
Maxim Integrated Products, Inc.	5,359	564,624
Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.†	1,086	30,082
Brooks Automation, Inc.	1,275	121,482
Entegris, Inc.	8,776	1,079,185
KLA Corp.	2,120	687,325
MKS Instruments, Inc.	7,559	1,345,124
Teradyne, Inc.	7,763	1,039,932
		4,303,130
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	350	73,763
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	3,275	279,095

Specified Purpose Acquisitions — 0.4%
BowX Acquisition Corp.†(6)	45,000	517,500
Soaring Eagle Acquisition Corp.†(6)	47,100	498,789
		1,016,289
Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	1,189	138,602
Valmont Industries, Inc.	400	94,420
		233,022
Steel-Producers — 0.0%
Steel Dynamics, Inc.	2,193	130,703
Technology Services — 0.0%
Gitlab, Inc., Class B†(1)(2)	2,088	83,520
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	5,438	222,414
Telecom Services — 0.0%
Switch, Inc., Class A	2,422	51,128
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	4,241	90,376
Television — 0.0%
Nexstar Media Group, Inc., Class A	59	8,725
World Wrestling Entertainment, Inc., Class A	812	47,007
		55,732
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,087	95,210

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	1,500	82,665
Neurocrine Biosciences, Inc.†	4,760	463,243
Sarepta Therapeutics, Inc.†	1,613	125,395
		671,303
Tools-Hand Held — 0.0%
MSA Safety, Inc.	222	36,759

Toys — 0.1%
Mattel, Inc.†	7,369	148,117
Transport-Rail — 0.1%
Kansas City Southern	512	145,085

Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	550	51,518
Expeditors International of Washington, Inc.	3,343	423,224
		474,742
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	2,078	338,610
Landstar System, Inc.	1,241	196,103
Old Dominion Freight Line, Inc.	3,590	911,142
XPO Logistics, Inc.†	1,670	233,616
		1,679,471
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	2,793	128,478

Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	30,983	1,074,800

Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	374	19,721

Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	5,176	450,105
VeriSign, Inc.†	1,072	244,084
		694,189
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	925	200,586
Ubiquiti, Inc.	123	38,400
		238,986
Total Common Stocks (cost $189,790,024)		265,795,724

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	0

Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	4,974	24,422
Tanium, Inc., Series G†(1)(2)	32,619	371,700
		396,122
Decision Support Software — 0.1%
Databricks, Inc., Series F†(1)(2)	1,680	297,978
Databricks, Inc., Series G†(1)(2)	162	28,734
		326,712
E-Commerce/Products — 0.1%
One Kings Lane, Inc., Series E(2)	11,800	1,888
E-Commerce/Services — 0.1%
JAND, Inc. (dba Warby Parker), Series AA†(1)(2)	356	8,733
JAND, Inc. (dba Warby Parker), Series B†(1)(2)	1	25
Rappi, Inc., Series E†(1)(2)	1,959	117,042
		125,800
Internet Content-Information/News — 0.0%
DataRobot, Inc., Series G†(1)(2)	2,952	80,768
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	30,711

WeWork Cos., Inc., Series D-2†(1)(2)	2,819	24,129
		54,840
Total Convertible Preferred Securities (cost $762,386)		986,130
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell Midcap Growth Index Fund (cost $7,836,121)	22,600	2,558,320
Total Long-Term Investment Securities (cost $198,388,531)		269,340,174
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(4)	283,450	283,450
T. Rowe Price Government Reserve Fund 0.03%(4)	100	100
		283,550
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.10% due 12/30/2021(5)	$60,000	59,983
Total Short-Term Investment Securities (cost $343,519)		343,533
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $395,000 and collateralized by $262,000 of United States Treasury Inflation Protected Securities, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $402,917	395,000	395,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	205,000	205,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	150,000	150,000
BNP Paribas SA Joint Repurchase Agreement(3)	130,000	130,000
Deutsche Bank AG Joint Repurchase Agreement(3)	220,000	220,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	210,000	210,000
Total Repurchase Agreements (cost $1,310,000)		1,310,000
TOTAL INVESTMENTS (cost $200,042,050)	99.7%	270,993,707
Other assets less liabilities	0.3	951,376
NET ASSETS	100.0%	$271,945,083

†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2021, the Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets
Common Stocks
Databricks, Inc.	07/24/2020	468	$22,481
	08/28/2020	221	10,608
		689	$33,089	$122,207	$177.37	0.05%
Gitlab, Inc.,
Class B	12/15/2020	2,088	84,146	83,520	40.00	0.03
The Honest Company, Inc.
Lock-Up Shares	05/05/2021	9,125	116,806	142,715	15.64	0.06
IronSource, Ltd.
PIPE Shares	06/28/2021	79,000	790,000	826,033	10.46	0.30
JAND, Inc. (dba Warby Parker),
Class A	11/19/2020	174	4,278	4,268	24.53	0.00
Payoneer, Inc.
PIPE Shares	06/25/2021	8,900	89,000	87,807	9.87	0.03
Procore Technologies, Inc.
Lock-Up Shares	05/20/2021	661	35,711	59,624	90.20	0.02
Tanium, Inc.,
Class B	09/24/2020	1,910	21,765	21,765	11.40	0.01
UiPath, Inc.
Lock-Up Shares	04/29/2021	6,391	105,251	412,434	64.53	0.15
Venture Global LNG, Inc.,
Series B	03/08/2018	3	9,060	13,770	4,590.00	0.01
Venture Global LNG, Inc.,
Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	192,784	4,590.00	0.07
WeWork Cos., Inc.,
Class A	05/26/2017	173	2,451	1,481	8.56	0.00
Convertible Preferred Securities
Databricks, Inc.
Series F	10/22/2019	1,680	72,153	297,978	177.37	0.11
Databricks, Inc.
Series G	02/01/2021	162	28,734	28,734	177.37	0.01
DataRobot, Inc.
Series G	06/11/2021	2,952	80,768	80,768	27.36	0.03
Jand, Inc. (dba Warby Parker),
Series AA	11/19/2020	356	8,747	8,733	24.53	0.00
Jand, Inc. (dba Warby Parker),
Series B	11/19/2020	1	24	25	25.00	0.00
Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	24,422	4.91	0.01
Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	0	-	0.00
Rappi, Inc.,
Series E	09/08/2020	1,959	117,042	117,042	59.75	0.04
Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	371,700	11.40	0.14
WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	30,711	8.56	0.01
WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	24,129	8.56	0.01
				$2,952,650		1.09

(2)	Securities classified as Level 3 (see Note 1).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	The rate shown is the 7-day yield as of June 30, 2021.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Consists of more than one type of securities traded together as a unit.
ADR	— American Depositary Receipt
PIPE	— Private investment in public equity

Futures Contracts
						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	S&P MidCap 400 E-Mini Index	September 2021	$544,431	$538,480	$(5,951)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Unfunded Commitments
Description	Shares	Acquisition Cost	Value	Unrealized Appreciation
Churchill Capital Corp. IV	45,169	$677,535	$1,171,594	$494,059
Climate Change Crisis Real Impact Acquisition Corp.	62,400	624,000	843,523	219,523
				$713,582

				Unrealized (Depreciation)
Decarbonization Plus Acquisition	25,800	258,000	239,398	$(18,602)
Dragoneer Growth Opportunities Corp.	2,683	26,830	24,051	(2,779)
Gores Holdings V, Inc.	9,860	98,600	89,627	(8,973)
				$(30,354)
Net Unrealized Appreaciation (Depreciation)				$683,228

See Notes to Portfolio of Investments

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$2,954,247	$885,657	$21,765	$3,861,669
Decision Support Software	1,426,522	—	122,207	1,548,729
E-Commerce/Products	2,271,450	142,715	—	2,414,165
E-Commerce/Services	6,503,533	87,807	4,268	6,595,608
Enterprise Software/Service	15,667,419	412,434	—	16,079,853
Oil Companies-Exploration & Production	1,376,467	—	206,554	1,583,021
Real Estate Management/Services	32,063	—	1,481	33,544
Technology Services	—	—	83,520	83,520
Other Industries	233,595,615	—	—	233,595,615
Convertible Preferred Securities	—	—	986,130	986,130
Exchange-Traded Funds	2,558,320	—	—	2,558,320
Short-Term Investment Securities:
Registered Investment Companies	283,550	—	—	283,550
U.S. Government Treasuries	—	59,983	—	59,983
Repurchase Agreements	—	1,310,000	—	1,310,000
Total Investments at Value	$266,669,186	$2,898,596	$1,425,925	$270,993,707

Other Financial Instruments:†
Unfunded Commitments	$—	$713,582	$—	$713,582

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,951	$—	$—	$5,951
Unfunded Commitments	—	30,354	—	30,354
	$5,951	$30,354	$—	$36,305

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,899	$159,169
Omnicom Group, Inc.	2,663	213,013
		372,182
Aerospace/Defense — 0.4%
Rolls-Royce Holdings PLC†	326,391	446,621
Spirit AeroSystems Holdings, Inc., Class A	926	43,698
Teledyne Technologies, Inc.†	574	240,408
TransDigm Group, Inc.†	460	297,753
		1,028,480
Aerospace/Defense-Equipment — 0.6%
HEICO Corp.	380	52,980
HEICO Corp., Class A	667	82,828
Hexcel Corp.†	1,044	65,146
Howmet Aerospace, Inc.†	15,898	548,004
L3Harris Technologies, Inc.	4,408	952,789
		1,701,747
Agricultural Biotech — 0.8%
Corteva, Inc.	52,298	2,319,416
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,673	137,526
Mosaic Co.	4,318	137,787
		275,313
Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	15,620	946,572
Bunge, Ltd.	23,996	1,875,287
		2,821,859
Airlines — 0.8%
Alaska Air Group, Inc.†	8,986	541,945
American Airlines Group, Inc.†	7,980	169,256
Copa Holdings SA, Class A†	394	29,680
Delta Air Lines, Inc.†	6,655	287,895
JetBlue Airways Corp.†	3,956	66,382
Southwest Airlines Co.†	15,197	806,809
United Airlines Holdings, Inc.†	4,041	211,304
		2,113,271
Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	1,846	105,573
Carter's, Inc.	538	55,505
Columbia Sportswear Co.	468	46,032
Deckers Outdoor Corp.†	301	115,605
Hanesbrands, Inc.	1,743	32,542
PVH Corp.†	5,069	545,374
Ralph Lauren Corp.	8,075	951,316
Tapestry, Inc.†	3,139	136,484
Under Armour, Inc., Class A†	2,355	49,808
Under Armour, Inc., Class C†	2,475	45,961
Urban Outfitters, Inc.†	12,480	514,425
VF Corp.	1,445	118,548
		2,717,173
Appliances — 0.1%
Whirlpool Corp.	766	167,003
Applications Software — 0.1%
C3.ai, Inc., Class A† Class A	169	10,568
CDK Global, Inc.	1,287	63,951
Concentrix Corp.†	526	84,581
Datto Holding Corp.†	298	8,296
Duck Creek Technologies, Inc.†	696	30,283
Jamf Holding Corp.†	101	3,391
Medallia, Inc.†	586	19,777
Nuance Communications, Inc.†	2,208	120,203
		341,050
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	802	78,829
Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	458	14,161
Auto-Heavy Duty Trucks — 1.0%
Cummins, Inc.	1,827	445,441
PACCAR, Inc.	24,697	2,204,207
TuSimple Holdings, Inc., Class A†	396	28,211
		2,677,859
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	328	13,035
Aptiv PLC†	2,757	433,759
BorgWarner, Inc.	2,994	145,329
Gentex Corp.	3,020	99,932
Lear Corp.	5,308	930,386
QuantumScape Corp.†	416	12,172
		1,634,613
Banks-Commercial — 3.1%
Bank of Hawaii Corp.	497	41,857
Bank OZK	1,535	64,716
BOK Financial Corp.	382	33,081
Citizens Financial Group, Inc.	4,371	200,498
Commerce Bancshares, Inc.	1,330	99,165
Cullen/Frost Bankers, Inc.	714	79,968
East West Bancorp, Inc.	8,333	597,393
First Citizens BancShares, Inc., Class A	75	62,455
First Hawaiian, Inc.	1,626	46,081
First Horizon Corp.	6,840	118,195
First Republic Bank	2,192	410,277
FNB Corp.	3,979	49,061
M&T Bank Corp.	1,604	233,077
PacWest Bancorp	1,473	60,629
Pinnacle Financial Partners, Inc.	929	82,021
Popular, Inc.	9,496	712,675
Prosperity Bancshares, Inc.	8,143	584,667
Regions Financial Corp.	12,019	242,543
Signature Bank	3,622	889,744
SVB Financial Group†	1,860	1,034,960
Synovus Financial Corp.	1,705	74,815
Umpqua Holdings Corp.	27,468	506,785
Webster Financial Corp.	1,125	60,008
Westamerica BanCorp	13,589	788,570
Western Alliance Bancorp	597	55,431
Wintrust Financial Corp.	5,852	442,587
Zions Bancorp NA	15,738	831,911
		8,403,170
Banks-Fiduciary — 1.8%
Northern Trust Corp.	19,991	2,311,359
State Street Corp.	31,098	2,558,744
		4,870,103

Banks-Super Regional — 1.5%
Comerica, Inc.	9,309	664,104
Fifth Third Bancorp	56,893	2,175,019
Huntington Bancshares, Inc.	18,324	261,484
KeyCorp	46,071	951,366
		4,051,973
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,449	406,118
Beverages-Non-alcoholic — 0.2%
Coca-Cola Europacific Partners PLC	10,291	610,462
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	287	20,233
Brown-Forman Corp., Class B	1,155	86,556
		106,789
Brewery — 0.3%
Carlsberg A/S, Class B	3,356	625,579
Molson Coors Beverage Co., Class B†	2,231	119,783
		745,362
Broadcast Services/Program — 0.6%
Discovery, Inc., Class A†	2,064	63,323
Discovery, Inc., Class C†	20,572	596,177
Fox Corp., Class A	18,679	693,551
Fox Corp., Class B	1,901	66,915
Liberty Media Corp. - Liberty Formula One, Series A†	312	13,301
Liberty Media Corp. - Liberty Formula One, Series C†	2,477	119,416
		1,552,683
Building & Construction Products-Misc. — 1.2%
Armstrong World Industries, Inc.	4,492	481,812
AZEK Co., Inc.†	620	26,325
Builders FirstSource, Inc.†	2,561	109,252
Fortune Brands Home & Security, Inc.	7,864	783,333
Louisiana-Pacific Corp.	1,181	71,203
Owens Corning	7,969	780,165
Summit Materials, Inc., Class A†	30,790	1,073,032
		3,325,122
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	340	16,939
TopBuild Corp.†	71	14,042
		30,981
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	5,784	281,102
Hayward Holdings, Inc.†	479	12,464
Johnson Controls International PLC	18,091	1,241,585
Lennox International, Inc.	426	149,441
		1,684,592
Building Products-Cement — 0.7%
Eagle Materials, Inc.	514	73,045
Martin Marietta Materials, Inc.	777	273,356
MDU Resources Group, Inc.	2,492	78,099
Vulcan Materials Co.	8,538	1,486,210
		1,910,710
Building Products-Wood — 0.3%
Masco Corp.	15,235	897,494
Building-Heavy Construction — 0.0%
MasTec, Inc.†	701	74,376
Building-Maintenance & Services — 0.0%
Rollins, Inc.	201	6,874
Terminix Global Holdings, Inc.†	1,608	76,718
		83,592
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	394	44,522
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	2,441	220,593
Lennar Corp., Class A	3,393	337,095
Lennar Corp., Class B	196	15,964
NVR, Inc.†	14	69,626
PulteGroup, Inc.	2,322	126,712
Toll Brothers, Inc.	16,915	977,856
		1,747,846
Cable/Satellite TV — 0.7%
Altice USA, Inc., Class A†	802	27,380
Cable One, Inc.	32	61,210
DISH Network Corp., Class A†	16,281	680,546
Liberty Broadband Corp., Class A†	310	52,133
Liberty Broadband Corp., Class C†	6,130	1,064,536
Sirius XM Holdings, Inc.	11,264	73,666
		1,959,471
Casino Hotels — 0.1%
Boyd Gaming Corp.†	807	49,622
MGM Resorts International	5,101	217,558
		267,180
Casino Services — 0.0%
Caesars Entertainment, Inc.†	945	98,044
Chemicals-Diversified — 1.8%
Celanese Corp.	5,682	861,391
DuPont de Nemours, Inc.	9,453	731,757
Eastman Chemical Co.	11,255	1,314,021
FMC Corp.	4,424	478,677
Huntsman Corp.	2,634	69,854
LyondellBasell Industries NV, Class A	2,882	296,471
Olin Corp.	1,660	76,792
PPG Industries, Inc.	3,920	665,498
Westlake Chemical Corp.	5,554	500,360
		4,994,821
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,453	244,772
Ashland Global Holdings, Inc.	7,256	634,900
Chemours Co.	998	34,730
Diversey Holdings, Ltd.†	146	2,615
Element Solutions, Inc.	2,891	67,592
International Flavors & Fragrances, Inc.	3,114	465,232
NewMarket Corp.	84	27,046
Valvoline, Inc.	2,263	73,457
		1,550,344
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	25,462	776,336

RPM International, Inc.	664	58,884
		835,220
Commercial Services — 0.5%
Cintas Corp.	993	379,326
CoStar Group, Inc.†	1,100	91,102
Dun & Bradstreet Holdings, Inc.†	2,001	42,761
Nielsen Holdings PLC	4,467	110,201
Quanta Services, Inc.	8,746	792,125
		1,415,515
Commercial Services-Finance — 0.7%
Equifax, Inc.	936	224,181
Euronet Worldwide, Inc.†	185	25,040
FleetCor Technologies, Inc.†	786	201,263
Global Payments, Inc.	3,264	612,130
H&R Block, Inc.	443	10,402
IHS Markit, Ltd.	4,668	525,897
Morningstar, Inc.	27	6,942
Paysafe, Ltd.†	3,855	46,684
StoneCo, Ltd., Class A†	191	12,808
TransUnion	758	83,236
WEX, Inc.†	184	35,678
		1,784,261
Computer Aided Design — 0.2%
ANSYS, Inc.†	636	220,730
Synopsys, Inc.†	694	191,398
		412,128
Computer Data Security — 0.1%
McAfee Corp., Class A	13,547	379,587
Computer Services — 1.3%
Amdocs, Ltd.	11,869	918,186
CACI International, Inc., Class A†	291	74,240
Cognizant Technology Solutions Corp., Class A	5,303	367,286
DXC Technology Co.†	3,171	123,478
Genpact, Ltd.	2,174	98,765
KBR, Inc.	26,959	1,028,486
Leidos Holdings, Inc.	8,426	851,868
Science Applications International Corp.	723	63,429
		3,525,738
Computer Software — 0.2%
Akamai Technologies, Inc.†	2,010	234,366
Citrix Systems, Inc.	997	116,918
Cloudflare, Inc., Class A†	179	18,945
Dynatrace, Inc.†	136	7,945
Fastly, Inc., Class A†	1,321	78,732
SolarWinds Corp.†	872	14,728
Teradata Corp.†	199	9,944
		481,578
Computers — 0.2%
Hewlett Packard Enterprise Co.	16,253	236,969
HP, Inc.	10,184	307,455
		544,424
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,051	47,936
Computers-Memory Devices — 0.1%
NetApp, Inc.	937	76,666
Pure Storage, Inc., Class A†	213	4,160
Western Digital Corp.†	3,837	273,079
		353,905
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	946	77,600
Consulting Services — 0.1%
FTI Consulting, Inc.†	419	57,240
Verisk Analytics, Inc.	720	125,798
		183,038
Consumer Products-Misc. — 0.4%
Clorox Co.	296	53,253
Kimberly-Clark Corp.	3,687	493,247
Reynolds Consumer Products, Inc.	12,134	368,267
Spectrum Brands Holdings, Inc.	523	44,476
		959,243
Containers-Metal/Glass — 0.3%
Ardagh Group SA	230	5,640
Ball Corp.	2,829	229,205
Crown Holdings, Inc.	5,660	578,509
Silgan Holdings, Inc.	1,047	43,450
		856,804
Containers-Paper/Plastic — 1.1%
Amcor PLC	19,262	220,743
AptarGroup, Inc.	821	115,630
Berry Global Group, Inc.†	11,505	750,356
Graphic Packaging Holding Co.	37,987	689,084
Packaging Corp. of America	1,172	158,712
Sealed Air Corp.	869	51,488
Sonoco Products Co.	1,254	83,893
WestRock Co.	16,455	875,735
		2,945,641
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A†	3,627	33,876
Cruise Lines — 0.2%
Carnival Corp.†	10,648	280,682
Norwegian Cruise Line Holdings, Ltd.†	4,615	135,727
Royal Caribbean Cruises, Ltd.†	2,740	233,667
		650,076
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	133	21,483
Jack Henry & Associates, Inc.	682	111,514
Paychex, Inc.	515	55,260
		188,257
Decision Support Software — 0.1%
MSCI, Inc.	292	155,659
Dental Supplies & Equipment — 1.3%
DENTSPLY SIRONA, Inc.	33,000	2,087,580
Patterson Cos., Inc.	47,231	1,435,350
		3,522,930

Diagnostic Equipment — 0.4%
Adaptive Biotechnologies Corp.†	148	6,047
PerkinElmer, Inc.	6,104	942,519
Repligen Corp.†	40	7,985
		956,551
Diagnostic Kits — 0.1%
Natera, Inc.†	67	7,607
QIAGEN NV†	2,837	137,254
Quidel Corp.†	470	60,216
		205,077
Dialysis Centers — 0.3%
DaVita, Inc.†	261	31,432
Fresenius Medical Care AG & Co. KGaA	3,850	319,742
Fresenius SE & Co. KGaA	10,345	539,669
		890,843
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	249	51,244
Teleflex, Inc.	481	193,261
		244,505
Distribution/Wholesale — 0.7%
Fastenal Co.	811	42,172
Leslie's, Inc.†	155	4,261
LKQ Corp.†	24,719	1,216,669
SiteOne Landscape Supply, Inc.†	264	44,685
Univar Solutions, Inc.†	21,055	513,321
Watsco, Inc.	408	116,949
WW Grainger, Inc.	99	43,362
		1,981,419
Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	1,654	119,187
Carlisle Cos., Inc.	396	75,787
Eaton Corp. PLC	7,389	1,094,902
ITT, Inc.	6,834	625,926
Parker-Hannifin Corp.	1,341	411,835
Textron, Inc.	31,843	2,189,843
Trane Technologies PLC	1,531	281,918
		4,799,398
E-Commerce/Products — 0.1%
Wayfair, Inc., Class A†	419	132,282
E-Commerce/Services — 0.0%
DoorDash, Inc., Class A†	126	22,470
Opendoor Technologies, Inc.†	3,462	61,381
TripAdvisor, Inc.†	476	19,183
		103,034
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,882	384,747
Littelfuse, Inc.	299	76,182
		460,929
Electric-Distribution — 0.5%
Consolidated Edison, Inc.	9,897	709,813
Sempra Energy	4,765	631,267
		1,341,080
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	1,195	50,118
Electric-Integrated — 5.4%
AES Corp.	37,097	967,119
Alliant Energy Corp.	3,128	174,417
Ameren Corp.	10,088	807,444
Avangrid, Inc.	714	36,721
CenterPoint Energy, Inc.	61,999	1,520,215
CMS Energy Corp.	15,448	912,668
DTE Energy Co.	2,413	312,725
Edison International	12,292	710,723
Entergy Corp.	2,506	249,848
Evergy, Inc.	2,859	172,769
Eversource Energy	13,110	1,051,946
FirstEnergy Corp.	62,055	2,309,067
Hawaiian Electric Industries, Inc.	1,317	55,683
IDACORP, Inc.	629	61,327
OGE Energy Corp.	2,495	83,957
PG&E Corp.†	237,462	2,414,989
Pinnacle West Capital Corp.	10,408	853,144
PPL Corp.	9,635	269,491
Public Service Enterprise Group, Inc.	19,724	1,178,312
WEC Energy Group, Inc.	3,946	350,997
Xcel Energy, Inc.	6,732	443,504
		14,937,066
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	1,892	273,659
Hubbell, Inc.	677	126,491
Jabil, Inc.	377	21,911
nVent Electric PLC	2,081	65,011
Sensata Technologies Holding PLC†	12,857	745,320
		1,232,392
Electronic Components-Semiconductors — 1.1%
Cree, Inc.†	1,441	141,117
IPG Photonics Corp.†	420	88,523
Marvell Technology, Inc.	25,464	1,485,315
Microchip Technology, Inc.	493	73,822
ON Semiconductor Corp.†	15,927	609,686
Qorvo, Inc.†	1,412	276,258
Skyworks Solutions, Inc.	1,089	208,816
		2,883,537
Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,110	144,345
TE Connectivity, Ltd.	4,278	578,428
		722,773
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	396	58,533
Fortive Corp.	4,084	284,818
Keysight Technologies, Inc.†	1,300	200,733
National Instruments Corp.	19,848	839,173
Trimble, Inc.†	3,130	256,128
Vontier Corp.	970	31,603
		1,670,988
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	917	104,382
Avnet, Inc.	1,239	49,659

SYNNEX Corp.	520	63,315
		217,356
Electronic Security Devices — 0.0%
Allegion PLC	268	37,332
Electronics-Military — 0.0%
Mercury Systems, Inc.†	690	45,733
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,325	119,926
Shoals Technologies Group, Inc., Class A†	1,109	39,369
Sunrun, Inc.†	2,492	139,004
		298,299
Engineering/R&D Services — 0.1%
AECOM†	1,747	110,620
Jacobs Engineering Group, Inc.	1,615	215,473
		326,093
Enterprise Software/Service — 0.4%
Black Knight, Inc.†	1,900	148,162
Ceridian HCM Holding, Inc.†	1,614	154,815
Clarivate PLC†	5,150	141,779
Guidewire Software, Inc.†	1,048	118,131
Manhattan Associates, Inc.†	369	53,446
Pegasystems, Inc.	29	4,036
SS&C Technologies Holdings, Inc.	2,801	201,840
Tyler Technologies, Inc.†	67	30,309
Verint Systems, Inc.†	6,610	297,913
		1,150,431
Entertainment Software — 0.3%
Electronic Arts, Inc.	3,930	565,252
Take-Two Interactive Software, Inc.†	1,143	202,334
Zynga, Inc., Class A†	6,541	69,531
		837,117
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,381	87,735
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	4,630	230,759
Credit Acceptance Corp.†	108	49,044
Santander Consumer USA Holdings, Inc.	753	27,349
		307,152
Finance-Consumer Loans — 0.5%
OneMain Holdings, Inc.	1,107	66,321
SLM Corp.	42,997	900,357
Synchrony Financial	5,898	286,171
		1,252,849
Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	622	64,806
Discover Financial Services	9,187	1,086,730
Western Union Co.	3,837	88,136
		1,239,672
Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	500	70,385
Interactive Brokers Group, Inc., Class A	1,003	65,927
Jefferies Financial Group, Inc.	2,734	93,503
Lazard, Ltd., Class A	15,860	717,665
Tradeweb Markets, Inc., Class A	1,312	110,943
Virtu Financial, Inc., Class A	1,166	32,216
		1,090,639
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,337	55,806
Finance-Mortgage Loan/Banker — 0.0%
UWM Holdings Corp.	276	2,332
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	6,030	717,872
Nasdaq, Inc.	1,428	251,042
SEI Investments Co.	1,369	84,837
		1,053,751
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	909	43,159
MGIC Investment Corp.	4,223	57,433
		100,592
Food-Baking — 0.7%
Flowers Foods, Inc.	80,952	1,959,038
Food-Catering — 0.4%
Aramark	16,635	619,654
Compass Group PLC†	21,039	442,951
		1,062,605
Food-Confectionery — 0.3%
Hershey Co.	260	45,287
J.M. Smucker Co.	5,453	706,545
		751,832
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	11,606
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,536	168,844
Tyson Foods, Inc., Class A	3,591	264,872
		433,716
Food-Misc./Diversified — 1.4%
Beyond Meat, Inc.†	88	13,859
Campbell Soup Co.	22,023	1,004,029
Conagra Brands, Inc.	5,856	213,041
Hain Celestial Group, Inc.†	1,047	42,006
Ingredion, Inc.	5,592	506,076
Kellogg Co.	11,331	728,923
Kraft Heinz Co.	20,450	833,951
Lamb Weston Holdings, Inc.	1,284	103,568
McCormick & Co., Inc.	3,119	275,470
Post Holdings, Inc.†	737	79,942
		3,800,865
Food-Retail — 0.5%
Albertsons Cos., Inc., Class A	25,789	507,012
Grocery Outlet Holding Corp.†	1,092	37,848
Kroger Co.	19,532	748,271
		1,293,131
Food-Wholesale/Distribution — 0.6%
Performance Food Group Co.†	4,663	226,109

Sysco Corp.	16,695	1,298,036
US Foods Holding Corp.†	2,761	105,912
		1,630,057
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	13,542	674,798
Funeral Services & Related Items — 0.0%
Service Corp. International	2,045	109,592
Gas-Distribution — 0.5%
Atmos Energy Corp.	4,778	459,214
National Fuel Gas Co.	14,385	751,616
NiSource, Inc.	4,896	119,952
UGI Corp.	2,599	120,360
		1,451,142
Gold Mining — 1.2%
AngloGold Ashanti, Ltd. ADR	11,655	216,550
Centerra Gold, Inc.	9,378	71,190
Cia de Minas Buenaventura SAA ADR†	70,620	639,111
Franco-Nevada Corp.	12,821	1,860,576
Gold Fields, Ltd. ADR	53,308	474,441
Newmont Corp.	700	44,366
Royal Gold, Inc.	819	93,448
		3,399,682
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	633	58,957
Stericycle, Inc.†	1,143	81,782
		140,739
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	46	4,480
Home Decoration Products — 0.3%
Newell Brands, Inc.	24,942	685,157
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,662	86,108
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	1,130	136,300
Hyatt Hotels Corp., Class A†	506	39,286
Travel & Leisure Co.	355	21,105
Wyndham Hotels & Resorts, Inc.	6,600	477,114
		673,805
Human Resources — 0.0%
ManpowerGroup, Inc.	679	80,740
Robert Half International, Inc.	169	15,036
		95,776
Independent Power Producers — 0.5%
NRG Energy, Inc.	1,660	66,898
Vistra Corp.	65,395	1,213,077
		1,279,975
Industrial Automated/Robotic — 0.1%
Colfax Corp.†	1,462	66,974
Rockwell Automation, Inc.	570	163,032
		230,006
Instruments-Controls — 0.0%
Woodward, Inc.	718	88,228
Instruments-Scientific — 0.0%
Waters Corp.†	53	18,317
Insurance Brokers — 1.6%
Arthur J. Gallagher & Co.	10,591	1,483,587
Brown & Brown, Inc.	23,229	1,234,389
Marsh & McLennan Cos., Inc.	4,722	664,291
Willis Towers Watson PLC	4,401	1,012,318
		4,394,585
Insurance-Life/Health — 1.6%
Aflac, Inc.	8,397	450,583
Athene Holding, Ltd., Class A†	12,368	834,840
Brighthouse Financial, Inc.†	19,281	878,057
Equitable Holdings, Inc.	31,986	973,974
Globe Life, Inc.	1,268	120,777
GoHealth, Inc., Class A†	86	964
Lincoln National Corp.	2,008	126,183
Primerica, Inc.	490	75,039
Principal Financial Group, Inc.	3,359	212,255
Prudential Financial, Inc.	4,931	505,279
Unum Group	2,547	72,335
Voya Financial, Inc.	1,505	92,557
		4,342,843
Insurance-Multi-line — 2.3%
American Financial Group, Inc.	847	105,638
Cincinnati Financial Corp.	7,099	827,885
CNA Financial Corp.	22,312	1,014,973
Hartford Financial Services Group, Inc.	27,674	1,714,958
Kemper Corp.	9,541	705,080
Loews Corp.	36,288	1,983,139
		6,351,673
Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	150	100,061
Arch Capital Group, Ltd.†	3,697	143,961
Assurant, Inc.	5,873	917,245
Erie Indemnity Co., Class A	97	18,755
Fidelity National Financial, Inc.	3,454	150,111
First American Financial Corp.	1,331	82,988
Hanover Insurance Group, Inc.	3,717	504,174
Lemonade, Inc.†	428	46,827
Markel Corp.†	141	167,326
Mercury General Corp.	333	21,628
Old Republic International Corp.	3,498	87,135
White Mountains Insurance Group, Ltd.	38	43,625
WR Berkley Corp.	1,725	128,392
		2,412,228
Insurance-Reinsurance — 0.8%
Axis Capital Holdings, Ltd.	968	47,442
Everest Re Group, Ltd.	2,890	728,309
Reinsurance Group of America, Inc.	5,308	605,112
RenaissanceRe Holdings, Ltd.	5,076	755,410
		2,136,273
Internet Content-Entertainment — 0.2%
Twitter, Inc.†	8,729	600,642
Internet Content-Information/News — 0.1%
IAC/InterActiveCorp†	955	147,232

Vimeo, Inc.†	125	6,125
		153,357
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	744	138,875
Internet Security — 0.1%
FireEye, Inc.†	2,071	41,876
NortonLifeLock, Inc.	5,050	137,461
		179,337
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	8,819	986,526
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	519	80,035
Ameriprise Financial, Inc.	643	160,030
Apollo Global Management, Inc.	13,240	823,528
Franklin Resources, Inc.	3,614	115,612
Invesco, Ltd.	4,169	111,437
Janus Henderson Group PLC	2,135	82,859
Raymond James Financial, Inc.	7,590	985,941
Stifel Financial Corp.	1,275	82,697
T. Rowe Price Group, Inc.	1,885	373,173
		2,815,312
Lasers-System/Components — 0.0%
Coherent, Inc.†	31	8,195
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	442	82,667
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	854	106,443
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	293	17,029
Regal Beloit Corp.	5,711	762,476
		779,505
Machinery-Farming — 0.2%
AGCO Corp.	3,713	484,101
CNH Industrial NV	8,334	137,608
Toro Co.	73	8,021
		629,730
Machinery-General Industrial — 0.6%
Crane Co.	616	56,900
Gates Industrial Corp. PLC†	876	15,829
IDEX Corp.	949	208,827
Middleby Corp.†	481	83,338
Nordson Corp.	601	131,926
Otis Worldwide Corp.	5,374	439,432
Westinghouse Air Brake Technologies Corp.	9,359	770,246
		1,706,498
Machinery-Pumps — 0.5%
Curtiss-Wright Corp.	509	60,449
Dover Corp.	1,794	270,176
Flowserve Corp.	1,625	65,520
Graco, Inc.	795	60,182
Ingersoll Rand, Inc.†	16,313	796,238
Xylem, Inc.	763	91,529
		1,344,094
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	10,789	47,579
Medical Information Systems — 0.1%
Cerner Corp.	3,768	294,507
Change Healthcare, Inc.†	3,083	71,032
Signify Health, Inc., Class A†	286	8,703
		374,242
Medical Instruments — 0.2%
Boston Scientific Corp.†	12,379	529,326
Integra LifeSciences Holdings Corp.†	903	61,621
		590,947
Medical Labs & Testing Services — 1.0%
Catalent, Inc.†	1,553	167,910
Charles River Laboratories International, Inc.†	39	14,427
ICON PLC†	655	135,395
IQVIA Holdings, Inc.†	1,207	292,480
Laboratory Corp. of America Holdings†	3,859	1,064,505
PPD, Inc.†	1,183	54,525
Quest Diagnostics, Inc.	6,158	812,671
Syneos Health, Inc.†	1,107	99,066
		2,640,979
Medical Products — 2.2%
Baxter International, Inc.	17,657	1,421,389
Cooper Cos., Inc.	605	239,743
Envista Holdings Corp.†	2,010	86,852
Globus Medical, Inc., Class A†	916	71,018
Henry Schein, Inc.†	1,760	130,574
Hill-Rom Holdings, Inc.	831	94,393
Hologic, Inc.†	19,143	1,277,221
Masimo Corp.†	172	41,701
STERIS PLC	1,065	219,710
Zimmer Biomet Holdings, Inc.	15,982	2,570,225
		6,152,826
Medical-Biomedical/Gene — 0.9%
ACADIA Pharmaceuticals, Inc.†	16,167	394,313
Alexion Pharmaceuticals, Inc.†	2,763	507,591
Bio-Rad Laboratories, Inc., Class A†	265	170,737
BioMarin Pharmaceutical, Inc.†	6,019	502,225
Certara, Inc.†	180	5,099
Exact Sciences Corp.†	160	19,890
Exelixis, Inc.†	557	10,149
Horizon Therapeutics PLC†	2,218	207,693
Incyte Corp.†	3,708	311,954
Ionis Pharmaceuticals, Inc.†	1,947	77,666
Iovance Biotherapeutics, Inc.†	1,263	32,863
Mirati Therapeutics, Inc.†	81	13,084
Nektar Therapeutics†	2,218	38,061
Royalty Pharma PLC, Class A	1,658	67,961
Sage Therapeutics, Inc.†	642	36,472
Seagen, Inc.†	178	28,103
Ultragenyx Pharmaceutical, Inc.†	206	19,642
United Therapeutics Corp.†	551	98,855
		2,542,358

Medical-Drugs — 0.8%
Alkermes PLC†	28,367	695,559
Galapagos NV†	3,098	214,824
Jazz Pharmaceuticals PLC†	741	131,631
Organon & Co.†	13,775	416,832
PRA Health Sciences, Inc.†	3,935	650,101
		2,108,947
Medical-Generic Drugs — 0.6%
Perrigo Co. PLC	25,008	1,146,617
Viatris, Inc.	36,731	524,886
		1,671,503
Medical-HMO — 0.2%
Centene Corp.†	4,388	320,017
Molina Healthcare, Inc.†	611	154,620
		474,637
Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	1,105	69,339
Select Medical Holdings Corp.	52,446	2,216,368
Universal Health Services, Inc., Class B	5,558	813,858
		3,099,565
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	46	11,267
Chemed Corp.	143	67,853
Oak Street Health, Inc.†	124	7,263
Teladoc Health, Inc.†	1,833	304,810
		391,193
Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	5,837	668,278
Cardinal Health, Inc.	41,554	2,372,318
Covetrus, Inc.†	22,656	611,712
McKesson Corp.	1,707	326,447
Premier, Inc., Class A	13,560	471,752
		4,450,507
Metal Processors & Fabrication — 0.0%
Timken Co.	802	64,633
Metal-Aluminum — 0.0%
Alcoa Corp.†	2,334	85,985
Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	28,996	1,076,042
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,914	87,699
Multimedia — 0.2%
FactSet Research Systems, Inc.	66	22,150
ViacomCBS, Inc., Class A	102	4,942
ViacomCBS, Inc., Class B	14,159	639,987
		667,079
Networking Products — 0.0%
Arista Networks, Inc.†	80	28,985
Non-Ferrous Metals — 0.7%
Cameco Corp.	77,731	1,490,880
NAC Kazatomprom JSC GDR†	16,089	480,257
		1,971,137
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	8,959	985,580
Office Automation & Equipment — 0.4%
Xerox Holdings Corp.	1,914	44,960
Zebra Technologies Corp., Class A†	2,193	1,161,171
		1,206,131
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	485	101,966
Oil Companies-Exploration & Production — 3.3%
APA Corp.†	4,714	101,964
Cabot Oil & Gas Corp.	23,531	410,851
Canadian Natural Resources, Ltd.	33,521	1,216,142
Chesapeake Energy Corp.	7,148	371,124
Cimarex Energy Co.	1,005	72,812
Continental Resources, Inc.	729	27,724
Devon Energy Corp.	26,885	784,773
Diamondback Energy, Inc.	7,635	716,850
EQT Corp.†	112,913	2,513,443
Hess Corp.	16,566	1,446,543
Marathon Oil Corp.	9,800	133,476
Occidental Petroleum Corp.	9,225	288,466
Pioneer Natural Resources Co.	5,972	970,570
		9,054,738
Oil Companies-Integrated — 0.8%
Imperial Oil, Ltd.	74,884	2,276,474
Oil Field Machinery & Equipment — 0.2%
NOV, Inc.†	38,495	589,743
Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	1,870	61,523
Marathon Petroleum Corp.	8,152	492,544
Phillips 66	5,475	469,865
Valero Energy Corp.	10,892	850,447
		1,874,379
Oil-Field Services — 0.8%
Baker Hughes Co.	9,214	210,724
Frank's International NV†	121,726	368,830
Halliburton Co.	25,045	579,040
TechnipFMC PLC†	120,277	1,088,507
		2,247,101
Paper & Related Products — 0.1%
International Paper Co.	4,893	299,990
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	1,912	129,060
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	521	40,654
Physicians Practice Management — 0.0%
agilon health, Inc.†	39	1,582
Pipelines — 0.9%
Antero Midstream Corp.	4,178	43,409
Equitrans Midstream Corp.	86,926	739,740
ONEOK, Inc.	5,546	308,580
Plains GP Holdings LP, Class A	40,557	484,251
Targa Resources Corp.	12,036	535,000
Williams Cos., Inc.	15,200	403,560
		2,514,540

Poultry — 0.0%
Pilgrim's Pride Corp.†	351	7,785
Power Converter/Supply Equipment — 0.0%
ChargePoint Holdings, Inc.†	1,564	54,333
Private Equity — 0.2%
Ares Management Corp., Class A	208	13,227
Carlyle Group, Inc.	2,028	94,261
KKR & Co., Inc., Class A	6,878	407,453
		514,941
Professional Sports — 0.1%
Madison Square Garden Sports Corp.†	1,201	207,257
Protection/Safety — 0.0%
ADT, Inc.	1,975	21,310
Publishing-Books — 0.2%
Scholastic Corp.	16,389	620,979
Publishing-Newspapers — 0.8%
New York Times Co., Class A	2,062	89,800
News Corp., Class A	83,332	2,147,466
News Corp., Class B	1,514	36,866
		2,274,132
Racetracks — 0.1%
Penn National Gaming, Inc.†	1,828	139,824
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	999	46,533
Liberty Media Corp. - Liberty SiriusXM, Series C†	2,027	94,033
		140,566
Real Estate Investment Trusts — 7.9%
AGNC Investment Corp.	6,551	110,646
Alexandria Real Estate Equities, Inc.	1,829	332,768
American Campus Communities, Inc.	1,711	79,938
American Homes 4 Rent, Class A	3,474	134,965
Americold Realty Trust	3,155	119,417
Annaly Capital Management, Inc.	40,399	358,743
Apartment Income REIT Corp.	10,576	501,620
Apartment Investment & Management Co., Class A	58,767	394,327
AvalonBay Communities, Inc.	1,743	363,747
Boston Properties, Inc.	4,637	531,354
Brixmor Property Group, Inc.	29,124	666,648
Camden Property Trust	1,181	156,683
CoreSite Realty Corp.	116	15,614
Cousins Properties, Inc.	1,852	68,117
CubeSmart	2,509	116,217
CyrusOne, Inc.	1,530	109,426
Douglas Emmett, Inc.	2,079	69,896
Duke Realty Corp.	4,679	221,551
EPR Properties†	925	48,729
Equity Commonwealth	14,581	382,022
Equity LifeStyle Properties, Inc.	1,025	76,168
Equity Residential	12,865	990,605
Essex Property Trust, Inc.	810	243,008
Extra Space Storage, Inc.	1,493	244,583
Federal Realty Investment Trust	964	112,952
First Industrial Realty Trust, Inc.	1,608	83,986
Gaming and Leisure Properties, Inc.	2,755	127,639
Healthcare Trust of America, Inc., Class A	2,719	72,597
Healthpeak Properties, Inc.	6,739	224,341
Highwoods Properties, Inc.	1,284	57,998
Host Hotels & Resorts, Inc.†	39,833	680,746
Hudson Pacific Properties, Inc.	1,834	51,022
Invitation Homes, Inc.	7,097	264,647
Iron Mountain, Inc.	1,060	44,859
JBG SMITH Properties	1,548	48,777
Kilroy Realty Corp.	1,451	101,048
Kimco Realty Corp.	5,159	107,565
Lamar Advertising Co., Class A	136	14,201
Life Storage, Inc.	11,194	1,201,676
Medical Properties Trust, Inc.	33,270	668,727
Mid-America Apartment Communities, Inc.	6,583	1,108,709
National Retail Properties, Inc.	2,183	102,339
New Residential Investment Corp.	5,408	57,271
Omega Healthcare Investors, Inc.	2,938	106,620
Park Hotels & Resorts, Inc.†	2,934	60,470
Rayonier, Inc.	41,269	1,482,795
Realty Income Corp.	4,672	311,809
Regency Centers Corp.	16,221	1,039,279
Rexford Industrial Realty, Inc.	1,677	95,505
SBA Communications Corp.	1,128	359,494
Simon Property Group, Inc.	534	69,676
SL Green Realty Corp.	877	70,160
Spirit Realty Capital, Inc.	9,164	438,406
STAG Industrial, Inc.	7,693	287,949
Starwood Property Trust, Inc.	3,428	89,711
STORE Capital Corp.	3,053	105,359
Sun Communities, Inc.	6,006	1,029,428
UDR, Inc.	3,691	180,785
Ventas, Inc.	4,686	267,571
VEREIT, Inc.	2,860	131,360
VICI Properties, Inc.	32,265	1,000,860
Vornado Realty Trust	2,193	102,347
Weingarten Realty Investors	1,493	47,881
Welltower, Inc.	5,222	433,948
Weyerhaeuser Co.	50,167	1,726,748
WP Carey, Inc.	10,076	751,871
		21,657,924
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,953	338,891
Jones Lang LaSalle, Inc.†	639	124,899
		463,790
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	518	50,484
St. Joe Co.	4,424	197,355
		247,839
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	325	24,456
Recreational Vehicles — 0.4%
Brunswick Corp.	7,026	699,930
Polaris, Inc.	2,822	386,501
		1,086,431

Rental Auto/Equipment — 0.3%
AMERCO	112	66,013
Element Fleet Management Corp.	38,087	444,287
United Rentals, Inc.†	590	188,216
		698,516
Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	520	82,836
Six Flags Entertainment Corp.†	595	25,752
		108,588
Respiratory Products — 0.0%
ResMed, Inc.	180	44,374
Retail-Apparel/Shoe — 0.1%
Burlington Stores, Inc.†	48	15,456
Foot Locker, Inc.	1,122	69,149
Gap, Inc.	2,516	84,663
L Brands, Inc.	1,247	89,859
		259,127
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	817	167,599
AutoZone, Inc.†	216	322,320
Genuine Parts Co.	1,766	223,346
O'Reilly Automotive, Inc.†	599	339,160
		1,052,425
Retail-Automobile — 0.2%
AutoNation, Inc.†	634	60,110
CarMax, Inc.†	1,863	240,606
Lithia Motors, Inc.	329	113,058
Penske Automotive Group, Inc.	397	29,969
Vroom, Inc.†	1,079	45,167
		488,910
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	561	50,339
Qurate Retail, Inc., Series A	4,645	60,803
		111,142
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,407	276,757
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	461	89,729
Retail-Discount — 0.3%
Dollar Tree, Inc.†	6,249	621,775
Ollie's Bargain Outlet Holdings, Inc.†	815	68,566
		690,341
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	225	35,921
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.†	12,951	473,618
Retail-Pet Food & Supplies — 0.0%
Petco Health & Wellness Co., Inc.†	874	19,586
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	1,957	107,850
Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	522	76,207
Domino's Pizza, Inc.	155	72,306
Wendy's Co.	24,521	574,282
Yum China Holdings, Inc.	4,851	321,379
Yum! Brands, Inc.	3,413	392,597
		1,436,771
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	786	78,749
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	42,729	503,348
New York Community Bancorp, Inc.	5,641	62,164
People's United Financial, Inc.	5,314	91,082
Sterling Bancorp	2,199	54,513
TFS Financial Corp.	615	12,484
		723,591
Schools — 0.4%
Bright Horizons Family Solutions, Inc.†	153	22,508
Chegg, Inc.†	417	34,657
Grand Canyon Education, Inc.†	6,122	550,796
Strategic Education, Inc.	6,146	467,465
		1,075,426
Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	723	61,542
Maxim Integrated Products, Inc.	174	18,332
NXP Semiconductors NV	4,236	871,430
		951,304
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	7,664	1,091,353
Brooks Automation, Inc.	161	15,340
MKS Instruments, Inc.	108	19,219
		1,125,912
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	492	103,689
Silver Mining — 0.3%
Fresnillo PLC	65,048	694,293
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,905	247,564
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	261	61,609
Steel-Producers — 0.3%
Cleveland-Cliffs, Inc.†	5,694	122,763
Nucor Corp.	3,735	358,298
Reliance Steel & Aluminum Co.	792	119,513
Steel Dynamics, Inc.	2,039	121,524
United States Steel Corp.	3,341	80,184
		802,282
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	1,927	109,627
Corning, Inc.	20,119	822,867
		932,494
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	4,054	110,877
Telephone-Integrated — 0.2%
Lumen Technologies, Inc.	13,761	187,012

Telephone & Data Systems, Inc.	10,307	233,557
		420,569
Television — 0.0%
Nexstar Media Group, Inc., Class A	479	70,834
World Wrestling Entertainment, Inc., Class A	76	4,400
		75,234
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,000	384,380
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,035	90,656
Tools-Hand Held — 0.6%
MSA Safety, Inc.	327	54,145
Snap-on, Inc.	667	149,028
Stanley Black & Decker, Inc.	7,397	1,516,311
		1,719,484
Toys — 0.2%
Hasbro, Inc.	1,599	151,137
Mattel, Inc.†	22,460	451,446
		602,583
Transport-Marine — 0.1%
Kirby Corp.†	745	45,177
Tidewater, Inc.†	28,042	337,906
		383,083
Transport-Rail — 0.1%
Kansas City Southern	831	235,480
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	9,874	924,898
Expeditors International of Washington, Inc.	570	72,162
Ryder System, Inc.	652	48,463
		1,045,523
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	3,143	512,152
Knight-Swift Transportation Holdings, Inc.	9,513	432,461
Landstar System, Inc.	54	8,533
Old Dominion Freight Line, Inc.	101	25,634
Schneider National, Inc., Class B	647	14,085
XPO Logistics, Inc.†	165	23,082
		1,015,947
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	144	6,624
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	5,564	193,015
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,120	59,058
Water — 0.2%
American Water Works Co., Inc.	2,270	349,875
Essential Utilities, Inc.	2,801	128,006
		477,881
Water Treatment Systems — 0.1%
Pentair PLC	2,066	139,434
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	1,884	163,832
VeriSign, Inc.†	1,233	280,742
		444,574
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	5,777	1,252,742
Ubiquiti, Inc.	9	2,810
ViaSat, Inc.†	774	38,576
		1,294,128
Total Common Stocks (cost $198,285,491)		265,495,892
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Agricultural Operations — 0.0%
Bunge, Ltd. 4.88% (cost $130,031)	1,148	133,432
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell Mid-Cap Value ETF (cost $1,489,176)	13,490	1,551,080
FOREIGN CORPORATE BONDS & NOTES — 0.1%
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $145,617)	$193,000	200,720
Total Long-Term Investment Securities (cost $200,050,315)		267,381,124
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	2,262,407	2,262,407
T. Rowe Price Government Reserve Fund 0.03%(1)	3,888,224	3,888,224
		6,150,631
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 08/12/2021(2)	50,000	49,997
Total Short-Term Investment Securities (cost $6,200,623)		6,200,628
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $1,063,000 and collateralized by $705,100 of United States Treasury Inflation Protected Securities, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $1,084,339 (cost $1,063,000)	1,063,000	1,063,000

TOTAL INVESTMENTS (cost $207,313,938)	100.1%	274,644,752
Liabilities in excess of other assets	(0.1)	(167,062)
NET ASSETS	100.0%	$274,477,690

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $200,720 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of June 30, 2021.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds
GDR	— Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	September 2021	$272,215	$269,240	$(2,975)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$265,495,892	$—	$—	$265,495,892
Convertible Preferred Securities	133,432	—	—	133,432
Exchange-Traded Funds	1,551,080	—	—	1,551,080
Foreign Corporate Bonds & Notes	—	200,720	—	200,720
Short-Term Investment Securities:
Registered Investment Companies	6,150,631	—	—	6,150,631
U.S. Government Treasuries	—	49,997	—	49,997
Repurchase Agreements	—	1,063,000	—	1,063,000
Total Investments at Value	$273,331,035	$1,313,717	$—	$274,644,752

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,975	$—	$—	$2,975

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.7%
Advanced Materials — 0.1%
Haynes International, Inc.	1,129	$39,944
Lydall, Inc.†	1,524	92,232
Materion Corp.	3,065	230,948
		363,124
Advertising Agencies — 0.2%
MDC Partners, Inc., Class A†	111,229	650,690
Advertising Services — 0.2%
National CineMedia, Inc.	14,500	73,515
Tremor International, Ltd. ADR†	21,602	429,880
		503,395
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	3,099	310,365
National Presto Industries, Inc.	463	47,064
		357,429
Aerospace/Defense-Equipment — 0.9%
AAR Corp.†	6,255	242,381
Aerojet Rocketdyne Holdings, Inc.	6,629	320,114
Astronics Corp.†	10,900	190,859
Barnes Group, Inc.	5,548	284,335
Hexcel Corp.†	15,587	972,629
Kaman Corp.	2,475	124,740
Moog, Inc., Class A	3,505	294,630
Park Aerospace Corp.	1,669	24,868
Triumph Group, Inc.†	5,430	112,673
		2,567,229
Agricultural Operations — 0.1%
Andersons, Inc.	3,387	103,405
Fresh Del Monte Produce, Inc.	2,706	88,973
		192,378
Airlines — 0.3%
Allegiant Travel Co.†	2,247	435,918
Hawaiian Holdings, Inc.†	4,549	110,859
SkyWest, Inc.†	8,981	386,812
		933,589
Apparel Manufacturers — 0.8%
Deckers Outdoor Corp.†	1,050	403,274
Fossil Group, Inc.†	4,218	60,233
Kontoor Brands, Inc.	4,206	237,260
Oxford Industries, Inc.	16,522	1,633,034
		2,333,801
Appliances — 0.1%
iRobot Corp.†	2,501	233,568
Applications Software — 0.5%
Agilysys, Inc.†	1,829	104,015
Alkami Technology, Inc.†	1,065	37,989
Appfolio, Inc., Class A†	3,950	557,740
BM Technologies, Inc.†	411	5,113
Digi International, Inc.†	3,029	60,913
DigitalOcean Holdings, Inc.†	5,124	284,843
Ebix, Inc.	2,093	70,953
JFrog, Ltd.†	1,000	45,520
PDF Solutions, Inc.†	2,630	47,813
Sprout Social, Inc., Class A†	3,100	277,202
		1,492,101
Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	5,140	237,879
Audio/Video Products — 0.0%
Daktronics, Inc.†	3,282	21,628
Universal Electronics, Inc.†	1,225	59,413
		81,041
Auto Repair Centers — 0.1%
Monro, Inc.	2,981	189,323
Auto-Truck Trailers — 0.2%
Wabash National Corp.	26,418	422,688
Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	10,146	105,011
Cooper-Standard Holdings, Inc.†	1,508	43,732
Dana, Inc.	14,500	344,520
Dorman Products, Inc.†	2,541	263,425
Gentherm, Inc.†	13,838	983,190
Lear Corp.	800	140,224
Meritor, Inc.†	11,660	273,077
Methode Electronics, Inc.	3,422	168,397
Titan International, Inc.†	4,498	38,143
		2,359,719
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,000	162,760
Motorcar Parts of America, Inc.†	1,696	38,058
Standard Motor Products, Inc.	1,777	77,033
		277,851
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,202	104,201
Banks-Commercial — 8.1%
1st Source Corp.	1,540	71,548
Allegiance Bancshares, Inc.	1,653	63,541
Ameris Bancorp	6,207	314,260
Atlantic Union Bankshares Corp.	1,263	45,746
BancFirst Corp.	1,663	103,821
Bancorp, Inc.†	4,535	104,350
BancorpSouth Bank	6,400	181,312
BankUnited, Inc.	8,299	354,284
Banner Corp.	8,097	438,938
Cadence BanCorp	32,001	668,181
Cambridge Bancorp	4,968	412,294
Cathay General Bancorp	8,500	334,560
Central Pacific Financial Corp.	10,318	268,887
CIT Group, Inc.	4,600	237,314
City Holding Co.	1,396	105,035
Columbia Banking System, Inc.	14,585	562,398
Community Bank System, Inc.	4,796	362,817
Customers Bancorp, Inc.†	2,642	103,012
CVB Financial Corp.	21,772	448,286
Dime Community Bancshares, Inc.	3,146	105,769
Eagle Bancorp, Inc.	2,845	159,548
Eastern Bankshares, Inc.	35,650	733,321
Enterprise Financial Services Corp.	1,500	69,585
Equity Bancshares, Inc., Class A†	2,900	88,421
FB Financial Corp.	2,993	111,699
First Bancorp	2,536	103,748
First BanCorp/Puerto Rico	114,809	1,368,523
First Commonwealth Financial Corp.	19,063	268,216
First Community Bankshares, Inc.	700	20,895

First Financial Bancorp	8,659	204,612
First Hawaiian, Inc.	15,204	430,881
First Interstate BancSystem, Inc., Class A	27,011	1,129,870
First Merchants Corp.	36,077	1,503,329
First Midwest Bancorp, Inc.	10,176	201,790
Flagstar Bancorp, Inc.	4,226	178,633
Great Western Bancorp, Inc.	14,405	472,340
Hanmi Financial Corp.	2,732	52,072
HarborOne Bancorp, Inc.	2,800	40,152
Heritage Financial Corp.	31,465	787,254
Hilltop Holdings, Inc.	5,793	210,865
HomeStreet, Inc.	5,501	224,111
Hope Bancorp, Inc.	35,857	508,452
Independent Bank Corp.	2,940	221,970
Independent Bank Corp.	3,000	65,130
Lakeland Financial Corp.	10,528	648,946
Meta Financial Group, Inc.	2,842	143,891
NBT Bancorp, Inc.	3,865	139,024
OFG Bancorp	4,596	101,664
Old National Bancorp	32,751	576,745
Park National Corp.	1,265	148,536
Pinnacle Financial Partners, Inc.	2,600	229,554
Preferred Bank	1,207	76,367
Premier Financial Corp.	1,100	31,251
Renasant Corp.	5,012	200,480
S&T Bancorp, Inc.	3,503	109,644
Seacoast Banking Corp. of Florida	35,264	1,204,266
ServisFirst Bancshares, Inc.	4,193	285,040
Simmons First National Corp., Class A	17,644	517,675
South State Corp.	13,177	1,077,352
Southside Bancshares, Inc.	2,756	105,362
SVB Financial Group†	167	93,119
Tompkins Financial Corp.	1,075	83,377
Triumph Bancorp, Inc.†	2,015	149,614
TrustCo Bank Corp.	1,716	58,996
Trustmark Corp.	9,100	280,280
UMB Financial Corp.	2,400	223,344
United Community Banks, Inc.	39,541	1,265,707
Veritex Holdings, Inc.	4,403	155,910
Webster Financial Corp.	4,600	245,364
Westamerica BanCorp	5,366	311,389
		22,904,667
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,632	274,728
Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,268	241,767
National Bank Holdings Corp., Class A	2,741	103,445
		345,212
Beverages-Non-alcoholic — 0.6%
Celsius Holdings, Inc.†	2,931	223,020
Coca-Cola Consolidated, Inc.	413	166,080
National Beverage Corp.	2,076	98,049
Primo Water Corp.	70,797	1,184,434
		1,671,583
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,172	79,274
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	8,200	96,760
Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,513	123,597
Forterra, Inc.†	800	18,808
Gibraltar Industries, Inc.†	14,190	1,082,839
Louisiana-Pacific Corp.	3,700	223,073
Patrick Industries, Inc.	1,989	145,197
Simpson Manufacturing Co., Inc.	7,750	855,910
		2,449,424
Building & Construction-Misc. — 1.1%
Comfort Systems USA, Inc.	20,221	1,593,212
EMCOR Group, Inc.	5,425	668,306
MYR Group, Inc.†	3,698	336,222
TopBuild Corp.†	2,400	474,672
		3,072,412
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,640	227,828
SPX Corp.†	4,028	246,030
		473,858
Building Products-Cement — 0.4%
Eagle Materials, Inc.	7,080	1,006,139
US Concrete, Inc.†	1,936	142,877
		1,149,016
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	2,295	93,475
Cornerstone Building Brands, Inc.†	7,200	130,896
Griffon Corp.	4,036	103,443
Masonite International Corp.†	450	50,306
PGT Innovations, Inc.†	5,300	123,119
		501,239
Building Products-Wood — 0.3%
Boise Cascade Co.	5,301	309,313
UFP Industries, Inc.	7,854	583,867
		893,180
Building-Heavy Construction — 0.7%
Arcosa, Inc.	7,888	463,341
Granite Construction, Inc.	4,076	169,276
MasTec, Inc.†	8,500	901,850
Primoris Services Corp.	13,600	400,248
		1,934,715
Building-Maintenance & Services — 0.8%
ABM Industries, Inc.	16,671	739,359
Terminix Global Holdings, Inc.†	29,375	1,401,481
		2,140,840
Building-Mobile Home/Manufactured Housing — 1.1%
Cavco Industries, Inc.†	6,296	1,398,908
LCI Industries	2,248	295,432
Skyline Champion Corp.†	23,627	1,259,319
Winnebago Industries, Inc.	3,291	223,657
		3,177,316

Building-Residential/Commercial — 1.0%
Century Communities, Inc.	2,611	173,736
Installed Building Products, Inc.	2,009	245,821
LGI Homes, Inc.†	1,953	316,269
M/I Homes, Inc.†	2,598	152,425
MDC Holdings, Inc.	4,941	250,015
Meritage Homes Corp.†	4,169	392,219
Tri Pointe Homes, Inc.†	56,900	1,219,367
		2,749,852
Casino Hotels — 0.1%
Boyd Gaming Corp.†	5,800	356,642
Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,497	74,560
Innospec, Inc.	2,190	198,436
Koppers Holdings, Inc.†	5,291	171,164
Orion Engineered Carbons SA†	4,100	77,859
Quaker Chemical Corp.	1,177	279,173
Stepan Co.	1,904	228,994
		1,030,186
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	5,661	37,872
Chemicals-Other — 0.0%
American Vanguard Corp.	2,415	42,287
Chemicals-Specialty — 2.9%
Ashland Global Holdings, Inc.	11,855	1,037,312
Atotech, Ltd.†	44,137	1,126,818
Balchem Corp.	11,478	1,506,602
Element Solutions, Inc.	42,175	986,051
Ferro Corp.†	7,354	158,626
GCP Applied Technologies, Inc.†	4,308	100,204
H.B. Fuller Co.	6,350	403,924
Hawkins, Inc.	1,686	55,217
Ingevity Corp.†	3,200	260,352
Kraton Corp.†	2,861	92,382
Minerals Technologies, Inc.	2,275	178,974
PQ Group Holdings, Inc.	3,000	46,080
Rogers Corp.†	1,666	334,533
Tronox Holdings PLC, Class A	16,100	360,640
Valvoline, Inc.	40,842	1,325,731
Zymergen, Inc.†	5,000	200,050
		8,173,496
Circuit Boards — 0.1%
TTM Technologies, Inc.†	18,473	264,164
Coal — 0.2%
Arch Resources, Inc.†	1,850	105,413
CONSOL Energy, Inc.†	2,697	49,814
SunCoke Energy, Inc.	26,886	191,966
Warrior Met Coal, Inc.	10,976	188,787
		535,980
Commercial Services — 0.9%
Forrester Research, Inc.†	988	45,251
LiveRamp Holdings, Inc.†	28,905	1,354,199
Medifast, Inc.	1,497	423,621
Progyny, Inc.†	10,753	634,427
SP Plus Corp.†	2,700	82,593
Team, Inc.†	6,350	42,545
		2,582,636
Commercial Services-Finance — 0.5%
EVERTEC, Inc.	8,331	363,648
Green Dot Corp., Class A†	4,845	226,988
Sabre Corp.†	63,761	795,738
		1,386,374
Communications Software — 0.2%
8x8, Inc.†	9,781	271,521
Avaya Holdings Corp.†	12,300	330,870
		602,391
Computer Data Security — 0.1%
OneSpan, Inc.†	3,010	76,875
Qualys, Inc.†	500	50,345
SecureWorks Corp., Class A†	7,400	137,122
		264,342
Computer Services — 1.7%
CACI International, Inc., Class A†	850	216,852
ExlService Holdings, Inc.†	2,978	316,442
Insight Enterprises, Inc.†	3,844	384,438
KBR, Inc.	2,400	91,560
Science Applications International Corp.	14,186	1,244,538
Sykes Enterprises, Inc.†	8,241	442,542
TTEC Holdings, Inc.	1,625	167,521
Unisys Corp.†	5,965	150,974
WNS Holdings, Ltd. ADR†	21,141	1,688,532
		4,703,399
Computer Software — 0.6%
Box, Inc., Class A†	9,700	247,835
Envestnet, Inc.†	300	22,758
Simulations Plus, Inc.	1,361	74,732
Teradata Corp.†	24,140	1,206,276
Xperi Holding Corp.	9,337	207,655
		1,759,256
Computers-Integrated Systems — 0.3%
Diebold Nixdorf, Inc.†	12,663	162,593
NetScout Systems, Inc.†	21,900	625,026
		787,619
Computers-Other — 0.5%
3D Systems Corp.†	11,130	444,866
Lumentum Holdings, Inc.†	11,192	918,080
		1,362,946
Consulting Services — 0.2%
Huron Consulting Group, Inc.†	5,500	270,325
Kelly Services, Inc., Class A†	16,781	402,241
		672,566
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	868	45,943
Central Garden & Pet Co., Class A†	5,533	267,244
Quanex Building Products Corp.	6,590	163,696
WD-40 Co.	1,220	312,674
		789,557

Containers-Metal/Glass — 0.3%
Ardagh Group SA	21,281	521,810
Greif, Inc., Class A	2,300	139,265
O-I Glass, Inc.†	14,055	229,518
		890,593
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	3,400	61,676
Matthews International Corp., Class A	2,818	101,335
Pactiv Evergreen, Inc,	1,200	18,084
		181,095
Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	3,448	93,579
Edgewell Personal Care Co.	4,838	212,388
Honest Co., Inc.†	6,108	98,888
Inter Parfums, Inc.	1,578	113,616
		518,471
Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	3,501	129,817
CommVault Systems, Inc.†	4,900	383,033
CSG Systems International, Inc.	3,927	185,276
		698,126
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	1,800	73,548
Diagnostic Kits — 0.3%
Meridian Bioscience, Inc.†	3,857	85,548
Natera, Inc.†	7,019	796,867
OraSure Technologies, Inc.†	6,405	64,947
		947,362
Disposable Medical Products — 0.8%
CONMED Corp.	2,589	355,806
ICU Medical, Inc.†	8,436	1,736,129
Merit Medical Systems, Inc.†	4,386	283,599
		2,375,534
Distribution/Wholesale — 1.2%
Avient Corp.	6,400	314,624
Core-Mark Holding Co., Inc.	14,320	644,543
G-III Apparel Group, Ltd.†	7,675	252,200
Resideo Technologies, Inc.†	12,804	384,120
ScanSource, Inc.†	15,767	443,526
Univar Solutions, Inc.†	50,773	1,237,846
Veritiv Corp.†	2,788	171,239
		3,448,098
Diversified Manufacturing Operations — 0.8%
Enerpac Tool Group Corp.	5,351	142,444
EnPro Industries, Inc.	14,887	1,446,272
Fabrinet†	6,183	592,764
Federal Signal Corp.	5,388	216,759
		2,398,239
Diversified Minerals — 0.1%
Livent Corp.†	14,202	274,951
Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	1,823	90,877
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	44,700	160,026
Heron Therapeutics, Inc.†	15,500	240,560
		400,586
E-Commerce/Products — 0.0%
Liquidity Services, Inc.†	2,407	61,258
E-Commerce/Services — 0.4%
EverQuote, Inc., Class A†	1,700	55,556
Shutterstock, Inc.	1,985	194,868
Stamps.com, Inc.†	3,156	632,115
Upwork, Inc.†	5,200	303,108
		1,185,647
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	20,891	388,155
E-Services/Consulting — 0.7%
Perficient, Inc.†	26,242	2,110,382
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	7,900	89,507
Unitil Corp.	1,339	70,927
		160,434
Electric-Integrated — 0.7%
Avista Corp.	14,891	635,399
Black Hills Corp.	2,100	137,823
IDACORP, Inc.	8,315	810,712
PNM Resources, Inc.	2,200	107,294
Portland General Electric Co.	4,900	225,792
		1,917,020
Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.	3,419	385,356
Applied Optoelectronics, Inc.†	2,200	18,634
Bel Fuse, Inc., Class B	908	13,075
Benchmark Electronics, Inc.	13,488	383,869
Comtech Telecommunications Corp.	2,319	56,027
Kimball Electronics, Inc.†	2,100	45,654
Knowles Corp.†	20,459	403,861
OSI Systems, Inc.†	3,188	324,028
Plexus Corp.†	2,545	232,638
Sanmina Corp.†	9,394	365,990
Vishay Intertechnology, Inc.	12,800	288,640
		2,517,772
Electronic Components-Semiconductors — 2.0%
Amkor Technology, Inc.	6,600	156,222
CEVA, Inc.†	2,031	96,066
CTS Corp.	2,879	106,984
Diodes, Inc.†	3,773	300,972
DSP Group, Inc.†	2,005	29,674
MACOM Technology Solutions Holdings, Inc.†	16,175	1,036,494
ON Semiconductor Corp.†	31,664	1,212,098
Photronics, Inc.†	5,642	74,531
Rambus, Inc.†	27,014	640,502
Semtech Corp.†	18,154	1,248,995
SMART Global Holdings, Inc.†	18,510	882,557
		5,785,095
Electronic Connectors — 0.1%
Vicor Corp.†	1,894	200,272

Electronic Measurement Instruments — 0.7%
Badger Meter, Inc.	2,597	254,818
FARO Technologies, Inc.†	1,616	125,676
Itron, Inc.†	4,017	401,620
Mesa Laboratories, Inc.	4,284	1,161,692
		1,943,806
Energy-Alternate Sources — 0.7%
FutureFuel Corp.	10,097	96,931
Green Plains, Inc.†	8,574	288,258
Renewable Energy Group, Inc.†	6,342	395,360
REX American Resources Corp.†	1,519	136,983
SunPower Corp.†	3,900	113,958
Sunrun, Inc.†	7,200	401,616
TPI Composites, Inc.†	9,249	447,837
		1,880,943
Engineering/R&D Services — 0.1%
Exponent, Inc.	4,639	413,845
Enterprise Software/Service — 1.9%
ACI Worldwide, Inc.†	5,300	196,842
American Software, Inc., Class A	11,800	259,128
Blackline, Inc.†	500	55,635
Donnelley Financial Solutions, Inc.†	6,151	202,983
eGain Corp.†	26,600	305,368
Evolent Health, Inc., Class A†	16,600	350,592
LivePerson, Inc.†	5,708	360,974
ManTech International Corp., Class A	16,791	1,453,093
MicroStrategy, Inc., Class A†	693	460,499
Momentive Global, Inc.†	20,400	429,828
Progress Software Corp.	3,917	181,161
SPS Commerce, Inc.†	3,492	348,676
Workiva, Inc.†	6,900	768,177
		5,372,956
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	2,050	250,182
Filtration/Separation Products — 0.4%
ESCO Technologies, Inc.	11,912	1,117,465
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	250	113,528
Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,400	190,910
Finance-Consumer Loans — 0.3%
Encore Capital Group, Inc.†	2,760	130,796
Enova International, Inc.†	3,271	111,901
EZCORP, Inc., Class A†	8,006	48,276
Navient Corp.	19,200	371,136
Nelnet, Inc., Class A	350	26,331
PRA Group, Inc.†	4,077	156,842
Regional Management Corp.	1,400	65,156
World Acceptance Corp.†	350	56,084
		966,522
Finance-Investment Banker/Broker — 0.8%
B. Riley Financial, Inc.	1,573	118,762
Cowen, Inc., Class A	5,200	213,460
Greenhill & Co., Inc.	1,303	20,275
Houlihan Lokey, Inc.	9,695	792,954
Perella Weinberg Partners†	55,490	713,601
Piper Sandler Cos.	2,034	263,525
StoneX Group, Inc.†	1,482	89,913
		2,212,490
Finance-Mortgage Loan/Banker — 0.2%
Mr. Cooper Group, Inc.†	8,457	279,588
PennyMac Financial Services, Inc.	3,100	191,332
		470,920
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	6,712	318,686
MGIC Investment Corp.	9,700	131,920
NMI Holdings, Inc., Class A†	9,819	220,731
Radian Group, Inc.	11,900	264,775
		936,112
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,565	140,819
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	3,295	168,309
Food-Catering — 0.1%
Healthcare Services Group, Inc.	5,200	164,164
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	5,763	189,026
BellRing Brands, Inc., Class A†	27,550	863,417
Cal-Maine Foods, Inc.	3,333	120,688
J&J Snack Foods Corp.	1,339	233,535
John B. Sanfilippo & Son, Inc.	2,490	220,539
Simply Good Foods Co.†	7,501	273,862
		1,901,067
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	8,300	206,255
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,481	93,925
Chefs' Warehouse, Inc.†	2,901	92,339
SpartanNash Co.	3,826	73,880
United Natural Foods, Inc.†	5,011	185,307
		445,451
Footwear & Related Apparel — 0.7%
Steven Madden, Ltd.	39,265	1,718,236
Wolverine World Wide, Inc.	7,372	247,994
		1,966,230
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,154	76,360
Gas-Distribution — 0.6%
Chesapeake Utilities Corp.	6,733	810,182
New Jersey Resources Corp.	1,700	67,269
Northwest Natural Holding Co.	4,629	243,115
ONE Gas, Inc.	2,200	163,064
South Jersey Industries, Inc.	10,006	259,456
Southwest Gas Holdings, Inc.	1,500	99,285
		1,642,371
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,900	56,392

US Ecology, Inc.†	2,805	105,244
		161,636
Health Care Cost Containment — 0.1%
CorVel Corp.†	810	108,783
HealthEquity, Inc.†	2,000	160,960
		269,743
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	5,151	142,168
Herman Miller, Inc.	7,300	344,122
Hooker Furniture Corp.	1,800	62,352
Sleep Number Corp.†	6,277	690,156
		1,238,798
Hotels/Motels — 0.0%
Marcus Corp.†	2,144	45,474
Housewares — 0.0%
Tupperware Brands Corp.†	4,421	104,999
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	4,206	407,898
ASGN, Inc.†	18,317	1,775,467
Barrett Business Services, Inc.	1,196	86,841
Cross Country Healthcare, Inc.†	33,118	546,778
Heidrick & Struggles International, Inc.	2,436	108,524
Kforce, Inc.	4,100	258,013
Korn Ferry	7,657	555,515
Resources Connection, Inc.	2,746	39,433
TrueBlue, Inc.†	13,457	378,276
		4,156,745
Identification Systems — 0.1%
Brady Corp., Class A	4,319	242,037
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	2,800	70,616
Clearway Energy, Inc., Class C	700	18,536
		89,152
Industrial Automated/Robotic — 0.1%
Ichor Holdings, Ltd.†	2,499	134,446
Insurance Brokers — 0.4%
eHealth, Inc.†	2,326	135,839
Selectquote, Inc.†	25,658	494,173
Trean Insurance Group, Inc.†	32,178	485,244
		1,115,256
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	11,844	382,798
CNO Financial Group, Inc.	9,400	222,028
Primerica, Inc.	550	84,227
Trupanion, Inc.†	2,995	344,725
		1,033,778
Insurance-Multi-line — 0.3%
Genworth Financial, Inc., Class A†	45,109	175,925
Kemper Corp.	10,434	771,073
		946,998
Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	4,112	64,394
AMERISAFE, Inc.	1,721	102,726
Employers Holdings, Inc.	2,539	108,669
First American Financial Corp.	1,000	62,350
HCI Group, Inc.	581	57,769
Heritage Insurance Holdings, Inc.	700	6,006
Horace Mann Educators Corp.	4,092	153,123
James River Group Holdings, Ltd.	31,852	1,195,087
Palomar Holdings, Inc.†	5,058	381,677
ProAssurance Corp.	4,802	109,245
Safety Insurance Group, Inc.	1,267	99,181
Selective Insurance Group, Inc.	1,200	97,380
Stewart Information Services Corp.	3,886	220,297
United Fire Group, Inc.	1,923	53,325
United Insurance Holdings Corp.	1,847	10,528
Universal Insurance Holdings, Inc.	2,528	35,089
		2,756,846
Insurance-Reinsurance — 0.8%
Argo Group International Holdings, Ltd.	2,700	139,941
Axis Capital Holdings, Ltd.	18,584	910,802
Essent Group, Ltd.	7,700	346,115
Reinsurance Group of America, Inc.	7,591	865,374
SiriusPoint, Ltd.†	6,760	68,073
		2,330,305
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	3,766	289,568
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	2,246	62,753
TechTarget, Inc.†	2,104	163,039
Yelp, Inc.†	8,600	343,656
		569,448
Investment Companies — 0.4%
Compass Diversified Holdings	46,943	1,197,046
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	800	40,656
Blucora, Inc.†	17,009	294,426
Boston Private Financial Holdings, Inc.	7,340	108,265
BrightSphere Investment Group, Inc.	12,897	302,177
Cohen & Steers, Inc.	650	53,358
Federated Hermes, Inc.	4,000	135,640
Focus Financial Partners, Inc., Class A†	5,550	269,175
Stifel Financial Corp.	3,375	218,902
Virtus Investment Partners, Inc.	1,315	365,268
WisdomTree Investments, Inc.	9,986	61,913
		1,849,780
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,356	318,172
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,023	127,328
Manitowoc Co, Inc.†	6,400	156,800
		284,128
Machinery-Electrical — 0.3%
Argan, Inc.	7,200	344,088
Bloom Energy Corp., Class A†	9,400	252,578

Franklin Electric Co., Inc.	3,434	276,849
		873,515
Machinery-Farming — 0.1%
Alamo Group, Inc.	881	134,511
Lindsay Corp.	971	160,487
		294,998
Machinery-General Industrial — 1.0%
Albany International Corp., Class A	13,738	1,226,254
Altra Industrial Motion Corp.	5,600	364,112
Applied Industrial Technologies, Inc.	3,459	314,977
Chart Industries, Inc.†	3,168	463,542
DXP Enterprises, Inc.†	1,573	52,381
Kadant, Inc.	1,100	193,699
Tennant Co.	1,657	132,311
		2,747,276
Machinery-Pumps — 0.4%
Cactus, Inc., Class A	10,679	392,133
CIRCOR International, Inc.†	1,802	58,745
SPX FLOW, Inc.	3,758	245,172
Watts Water Technologies, Inc., Class A	2,452	357,771
		1,053,821
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	2,900	49,416
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	6,007	166,033
Medical Information Systems — 0.6%
Allscripts Healthcare Solutions, Inc.†	67,865	1,256,181
Apollo Medical Holdings, Inc.†	2,175	136,612
Computer Programs & Systems, Inc.	1,141	37,915
NextGen Healthcare, Inc.†	4,952	82,154
Oscar Health, Inc.. Class A†	984	21,156
Tabula Rasa HealthCare, Inc.†	2,012	100,600
		1,634,618
Medical Instruments — 0.7%
AngioDynamics, Inc.†	12,294	333,536
Natus Medical, Inc.†	10,633	276,246
NuVasive, Inc.†	18,500	1,253,930
		1,863,712
Medical Labs & Testing Services — 1.5%
Catalent, Inc.†	6,682	722,458
Fulgent Genetics, Inc.†	1,575	145,262
MEDNAX, Inc.†	7,672	231,311
Medpace Holdings, Inc.†	1,950	344,429
Neuronetics, Inc.†	32,195	515,764
OPKO Health, Inc.†	40,600	164,430
Personalis, Inc.†	11,700	296,010
Syneos Health, Inc.†	21,268	1,903,273
		4,322,937
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,585	77,713
Medical Products — 2.8%
Accuray, Inc.†	38,200	172,664
Avanos Medical, Inc.†	4,279	155,627
Bioventus, Inc., Class A† Class A	8,600	151,360
Cardiovascular Systems, Inc.†	26,275	1,120,629
CryoLife, Inc.†	3,480	98,832
Envista Holdings Corp.†	34,942	1,509,844
Glaukos Corp.†	4,119	349,415
Hanger, Inc.†	3,430	86,710
Inogen, Inc.†	1,654	107,791
Inspire Medical Systems, Inc.†	200	38,652
Integer Holdings Corp.†	8,360	787,512
Invacare Corp.†	3,111	25,106
LeMaitre Vascular, Inc.	1,522	92,872
LivaNova PLC†	15,158	1,274,939
Luminex Corp.	3,916	144,109
Omnicell, Inc.†	3,844	582,174
Orthofix Medical, Inc.†	1,741	69,832
SeaSpine Holdings Corp.†	1,700	34,867
Sientra, Inc.†	89,326	711,035
Surmodics, Inc.†	1,234	66,944
Tactile Systems Technology, Inc.†	1,749	90,948
Zynex, Inc.†	15,137	235,078
		7,906,940
Medical-Biomedical/Gene — 2.8%
ACADIA Pharmaceuticals, Inc.†	4,900	119,511
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
Amicus Therapeutics, Inc.†	35,900	346,076
ANI Pharmaceuticals, Inc.†	884	30,984
Arena Pharmaceuticals, Inc.†	6,160	420,112
Atara Biotherapeutics, Inc.†	26,700	415,185
Biohaven Pharmaceutical Holding Co., Ltd.†	400	38,832
Black Diamond Therapeutics, Inc.†	15,600	190,164
Bluebird Bio, Inc.†	1,460	46,691
Bridgebio Pharma, Inc.†	2,600	158,496
Cara Therapeutics, Inc.†	3,831	54,668
CytomX Therapeutics, Inc.†	23,700	150,021
Decibel Therapeutics, Inc.†	202	1,737
Dicerna Pharmaceuticals, Inc.†	6,400	238,848
Eiger BioPharmaceuticals, Inc.†	8,100	69,012
Emergent BioSolutions, Inc.†	600	37,794
Esperion Therapeutics, Inc.†	1,100	23,265
Evolus, Inc.†	34,418	435,388
FibroGen, Inc.†	11,862	315,885
Homology Medicines, Inc.†	2,100	15,267
Innoviva, Inc.†	5,596	75,042
Insmed, Inc.†	9,600	273,216
Intercept Pharmaceuticals, Inc.†	14,300	285,571
Intra-Cellular Therapies, Inc.†	16,830	687,001
Ligand Pharmaceuticals, Inc.†	1,950	255,820
Myriad Genetics, Inc.†	12,858	393,198
NeoGenomics, Inc.†	10,496	474,104
Organogenesis Holdings, Inc.†	4,451	73,976
Puma Biotechnology, Inc.†	10,800	99,144
REGENXBIO, Inc.†	10,603	411,927
Sana Biotechnology, Inc.†	101	1,986
Sensei Biotherapeutics, Inc.†	12,600	122,976
Sigilon Therapeutics, Inc.†	8,300	89,059
Sutro Biopharma, Inc.†	1,300	24,167
TG Therapeutics, Inc.†	5,200	201,708

Travere Therapeutics, Inc.†	6,200	90,458
Turning Point Therapeutics, Inc.†	1,150	89,723
UroGen Pharma, Ltd.†	4,300	65,661
Vericel Corp.†	4,126	216,615
VYNE Therapeutics, Inc.†	650	2,281
WaVe Life Sciences, Ltd.†	13,800	91,908
Xencor, Inc.†	19,382	668,485
Y-mAbs Therapeutics, Inc.†	400	13,520
		7,825,690
Medical-Drugs — 2.0%
Aerie Pharmaceuticals, Inc.†	17,286	276,749
Amphastar Pharmaceuticals, Inc.†	13,865	279,518
Athenex, Inc.†	7,500	34,650
Catalyst Pharmaceuticals, Inc.†	60,900	350,175
Coherus Biosciences, Inc.†	44,733	618,657
Collegium Pharmaceutical, Inc.†	3,137	74,159
Corcept Therapeutics, Inc.†	40,343	887,546
Cytokinetics, Inc.†	6,385	126,359
Eagle Pharmaceuticals, Inc.†	9,338	399,666
Enanta Pharmaceuticals, Inc.†	1,600	70,416
Fulcrum Therapeutics, Inc.†	10,544	110,501
Gritstone Oncology, Inc.†	1,400	12,782
Harpoon Therapeutics, Inc.†	16,458	228,273
Landos Biopharma, Inc.†	9,639	111,330
Lannett Co., Inc.†	29,622	138,335
Marinus Pharmaceuticals, Inc.†	8,600	154,284
Pacira BioSciences, Inc.†	11,034	669,543
Phibro Animal Health Corp., Class A	1,810	52,273
Prestige Consumer Healthcare, Inc.†	4,442	231,428
Spectrum Pharmaceuticals, Inc.†	14,377	53,914
Supernus Pharmaceuticals, Inc.†	4,719	145,298
Vanda Pharmaceuticals, Inc.†	30,745	661,325
		5,687,181
Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	25,300	129,536
Arvinas, Inc.†	100	7,700
Endo International PLC†	67,966	318,081
		455,317
Medical-HMO — 0.1%
Magellan Health, Inc.†	2,072	195,182
Tivity Health, Inc.†	4,574	120,342
		315,524
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	11,056	170,705
Select Medical Holdings Corp.	9,601	405,738
Tenet Healthcare Corp.†	6,800	455,532
		1,031,975
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	4,800	416,016
Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,345	117,338
Joint Corp.†	1,175	98,606
LHC Group, Inc.†	1,700	340,442
ModivCare, Inc.†	1,286	218,710
Pennant Group, Inc.†	2,267	92,720
		867,816
Medical-Wholesale Drug Distribution — 0.7%
AdaptHealth Corp.†	39,004	1,069,100
Covetrus, Inc.†	8,875	239,625
Owens & Minor, Inc.	12,989	549,824
		1,858,549
Metal Processors & Fabrication — 0.7%
AZZ, Inc.	3,627	187,806
Mueller Industries, Inc.	5,085	220,231
Proto Labs, Inc.†	2,465	226,287
Rexnord Corp.	800	40,032
Standex International Corp.	12,325	1,169,766
Tredegar Corp.	2,308	31,781
		1,875,903
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	808	23,747
Worthington Industries, Inc.	200	12,236
		35,983
Metal-Aluminum — 0.4%
Alcoa Corp.†	5,600	206,304
Arconic Corp.†	14,116	502,812
Century Aluminum Co.†	4,490	57,876
Kaiser Aluminum Corp.	2,236	276,124
		1,043,116
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	6,698	295,248
John Bean Technologies Corp.	2,826	403,044
		698,292
Motion Pictures & Services — 0.2%
Lions Gate Entertainment Corp., Class A†	32,100	664,470
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,893	131,155
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	5,600	317,240
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,134	104,682
Networking Products — 0.3%
A10 Networks, Inc.†	28,600	322,036
Extreme Networks, Inc.†	42,920	478,987
NETGEAR, Inc.†	2,712	103,924
		904,947
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	15,620	136,987
Office Furnishings-Original — 0.5%
HNI Corp.	9,876	434,248
Interface, Inc.	44,637	682,946
Steelcase, Inc., Class A	18,400	278,024
		1,395,218
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	17,400	150,162

Oil & Gas Drilling — 0.3%
Helmerich & Payne, Inc.	9,603	313,346
Nabors Industries, Ltd.†	581	66,373
Patterson-UTI Energy, Inc.	32,515	323,199
		702,918
Oil Companies-Exploration & Production — 1.4%
Antero Resources Corp.†	22,500	338,175
Berry Corp.	2,700	18,144
Bonanza Creek Energy, Inc.	1,696	79,831
Callon Petroleum Co.†	4,118	237,567
CNX Resources Corp.†	4,000	54,640
Falcon Minerals Corp.	1,700	8,636
Laredo Petroleum, Inc.†	861	79,892
Magnolia Oil & Gas Corp., Class A†	18,600	290,718
Matador Resources Co.	9,771	351,854
Ovintiv, Inc.	21,700	682,899
PDC Energy, Inc.	13,340	610,839
Penn Virginia Corp.†	1,363	32,180
Range Resources Corp.†	33,706	564,913
SM Energy Co.	9,751	240,167
Southwestern Energy Co.†	57,847	327,992
Talos Energy, Inc.†	2,836	44,355
		3,962,802
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,154	106,700
US Silica Holdings, Inc.†	6,617	76,492
		183,192
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.	31,153	673,528
Par Pacific Holdings, Inc.†	3,964	66,675
PBF Energy, Inc., Class A†	8,558	130,937
		871,140
Oil-Field Services — 0.8%
Archrock, Inc.	11,518	102,625
Bristow Group, Inc.†	2,061	52,782
ChampionX Corp.†	2,300	58,995
Core Laboratories NV	4,122	160,552
DMC Global, Inc.†	1,665	93,590
Helix Energy Solutions Group, Inc.†	12,611	72,009
Matrix Service Co.†	20,461	214,841
MRC Global, Inc.†	12,500	117,500
NexTier Oilfield Solutions, Inc.†	25,400	120,904
NOW, Inc.†	42,713	405,346
Oceaneering International, Inc.†	10,779	167,829
Oil States International, Inc.†	12,854	100,904
ProPetro Holding Corp.†	16,683	152,816
RPC, Inc.†	5,185	25,666
Select Energy Services, Inc., Class A†	4,000	24,160
Solaris Oilfield Infrastructure, Inc., Class A	34,087	332,007
		2,202,526
Optical Supplies — 0.2%
STAAR Surgical Co.†	3,600	549,000
Paper & Related Products — 0.6%
Clearwater Paper Corp.†	1,485	43,021
Domtar Corp.†	6,672	366,693
Glatfelter Corp.	13,657	190,788
Mercer International, Inc.	3,524	44,931
Neenah, Inc.	16,643	834,979
Schweitzer-Mauduit International, Inc.	2,796	112,903
Verso Corp., Class A	5,200	92,040
		1,685,355
Pastoral & Agricultural — 0.7%
Darling Ingredients, Inc.†	30,376	2,050,380
Pharmacy Services — 0.1%
Option Care Health, Inc.†	14,500	317,115
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,148	133,019
Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	4,991	154,471
Printing-Commercial — 0.1%
Deluxe Corp.	3,756	179,424
Ennis, Inc.	8,800	189,376
		368,800
Private Corrections — 0.0%
CoreCivic, Inc.†	10,706	112,092
Professional Sports — 0.3%
Madison Square Garden Entertainment Corp.†	10,756	903,181
Protection/Safety — 0.1%
Alarm.com Holdings, Inc.†	4,030	341,341
Publishing-Books — 0.1%
Gannett Co, Inc.†	12,050	66,154
Houghton Mifflin Harcourt Co.†	13,300	146,832
Scholastic Corp.	2,675	101,356
		314,342
Publishing-Periodicals — 0.1%
Meredith Corp.†	3,613	156,949
Real Estate Investment Trusts — 5.9%
Acadia Realty Trust	7,682	168,697
Agree Realty Corp.	9,215	649,565
Alexander & Baldwin, Inc.	10,900	199,688
American Assets Trust, Inc.	5,967	222,509
American Finance Trust, Inc.	3,500	29,680
Americold Realty Trust	3,300	124,905
Apollo Commercial Real Estate Finance, Inc.	11,455	182,707
Ares Commercial Real Estate Corp.	3,500	51,415
Armada Hoffler Properties, Inc.	5,368	71,341
ARMOUR Residential REIT, Inc.	6,341	72,414
Blackstone Mtg. Trust, Inc., Class A	4,100	130,749
Brandywine Realty Trust	15,208	208,502
Broadstone Net Lease, Inc.	5,400	126,414
Capstead Mtg. Corp.	8,620	52,927
CareTrust REIT, Inc.	13,615	316,276
CatchMark Timber Trust, Inc., Class A	4,000	46,800
Centerspace	2,155	170,029
Chatham Lodging Trust†	5,427	69,845
City Office REIT, Inc.	5,400	67,122
Columbia Property Trust, Inc.	900	15,651
Community Healthcare Trust, Inc.	3,743	177,643

Corporate Office Properties Trust	3,600	100,764
DiamondRock Hospitality Co.†	29,314	284,346
DigitalBridge Group, Inc.†	12,700	100,330
Diversified Healthcare Trust	21,208	88,649
Douglas Emmett, Inc.	33,973	1,142,172
Easterly Government Properties, Inc.	10,065	212,170
Ellington Financial, Inc.	10,597	202,933
Equity LifeStyle Properties, Inc.	400	29,724
Essential Properties Realty Trust, Inc.	13,458	363,904
First Industrial Realty Trust, Inc.	3,325	173,665
Four Corners Property Trust, Inc.	13,630	376,324
Franklin Street Properties Corp.	8,598	45,225
GEO Group, Inc.	10,826	77,081
Getty Realty Corp.	8,620	268,513
Gladstone Commercial Corp.	3,900	87,984
Global Medical REIT, Inc.	600	8,856
Global Net Lease, Inc.	11,291	208,883
Granite Point Mtg. Trust, Inc.	6,505	95,949
Great Ajax Corp.	500	6,490
Healthcare Realty Trust, Inc.	4,300	129,860
Hersha Hospitality Trust†	3,274	35,228
Highwoods Properties, Inc.	1,100	49,687
Independence Realty Trust, Inc.	12,192	222,260
Industrial Logistics Properties Trust	5,812	151,926
Innovative Industrial Properties, Inc.	2,480	473,730
Invesco Mtg. Capital, Inc.	25,283	98,604
iStar, Inc.	6,519	135,139
Kite Realty Group Trust	14,020	308,580
KKR Real Estate Finance Trust, Inc.	10,227	221,210
Ladder Capital Corp.	10,200	117,708
Lexington Realty Trust	33,811	404,041
LTC Properties, Inc.	3,504	134,519
Mack-Cali Realty Corp.	7,672	131,575
National Storage Affiliates Trust	3,100	156,736
New Senior Investment Group, Inc.	14,900	130,822
New York Mtg. Trust, Inc.	33,758	150,898
NexPoint Residential Trust, Inc.	2,013	110,675
Office Properties Income Trust	4,301	126,062
PennyMac Mtg. Investment Trust	19,617	413,134
Physicians Realty Trust	6,400	118,208
Piedmont Office Realty Trust, Inc., Class A	6,400	118,208
Plymouth Industrial REIT, Inc.	6,200	124,124
PotlatchDeltic Corp.	2,700	143,505
QTS Realty Trust, Inc., Class A	3,300	255,090
Ready Capital Corp.	7,135	113,232
Redwood Trust, Inc.	29,659	357,984
Retail Opportunity Investments Corp.	13,672	241,448
Retail Properties of America, Inc., Class A	24,713	282,964
RPT Realty	7,224	93,768
Ryman Hospitality Properties, Inc.†	1,400	110,544
Sabra Health Care REIT, Inc.	11,400	207,480
Safehold, Inc.	1,280	100,480
Saul Centers, Inc.	1,150	52,268
Service Properties Trust	16,771	211,315
SITE Centers Corp.	19,127	288,053
STAG Industrial, Inc.	7,300	273,239
Summit Hotel Properties, Inc.†	11,646	108,657
Sunstone Hotel Investors, Inc.†	20,000	248,400
Tanger Factory Outlet Centers, Inc.	8,972	169,122
Terreno Realty Corp.	19,816	1,278,528
TPG RE Finance Trust, Inc.	5,800	78,010
Two Harbors Investment Corp.	24,364	184,192
UMH Properties, Inc.	3,300	72,006
Uniti Group, Inc.	20,779	220,050
Universal Health Realty Income Trust	1,140	70,167
Urstadt Biddle Properties, Inc., Class A	2,679	51,919
Washington Real Estate Investment Trust	7,528	173,144
Whitestone REIT	3,554	29,321
Xenia Hotels & Resorts, Inc.†	16,529	309,588
		16,816,249
Real Estate Management/Services — 0.2%
Marcus & Millichap, Inc.†	2,146	83,415
RE/MAX Holdings, Inc., Class A	1,681	56,028
Realogy Holdings Corp.†	22,763	414,742
		554,185
Real Estate Operations & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	54,705	1,086,988
McGrath RentCorp	11,058	902,001
St. Joe Co.	2,778	123,927
		2,112,916
Recycling — 0.1%
Harsco Corp.†	7,046	143,879
Rental Auto/Equipment — 0.8%
Aaron's Co., Inc.	3,041	97,281
Custom Truck One Source, Inc.†	36,933	351,602
Herc Holdings, Inc.†	11,325	1,269,193
PROG Holdings, Inc.	8,000	385,040
Rent-A-Center, Inc.	5,312	281,908
		2,385,024
Resort/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.†	2,750	438,075
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A†	16,913	785,271
Boot Barn Holdings, Inc.†	2,604	218,866
Buckle, Inc.	2,570	127,858
Caleres, Inc.	3,411	93,086
Cato Corp., Class A	1,724	29,084
Chico's FAS, Inc.†	10,911	71,794
Children's Place, Inc.†	2,705	251,727
Designer Brands, Inc., Class A†	5,276	87,318
Genesco, Inc.†	1,265	80,555
Guess?, Inc.	9,609	253,678
Shoe Carnival, Inc.	770	55,124
Vera Bradley, Inc.†	1,975	24,470
Winmark Corp.	375	72,030
		2,150,861
Retail-Appliances — 0.0%
Conn's, Inc.†	1,725	43,988
Retail-Automobile — 0.7%
America's Car-Mart, Inc.†	548	77,663
Asbury Automotive Group, Inc.†	6,739	1,154,862
Group 1 Automotive, Inc.	1,970	304,227

Lithia Motors, Inc.	300	103,092
Rush Enterprises, Inc., Class A	1,500	64,860
Sonic Automotive, Inc., Class A	5,879	263,027
		1,967,731
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	14,491	482,405
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,835	20,440
Retail-Building Products — 0.1%
GMS, Inc.†	3,814	183,606
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	979	45,298
Retail-Discount — 0.1%
Big Lots, Inc.	2,843	187,666
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,584	54,522
Retail-Hair Salons — 0.0%
Regis Corp.†	2,166	20,274
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	1,507	64,439
La-Z-Boy, Inc.	4,121	152,642
		217,081
Retail-Jewelry — 0.2%
Movado Group, Inc.	1,497	47,111
Signet Jewelers, Ltd.†	6,561	530,063
		577,174
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,972	96,115
Retail-Misc./Diversified — 0.5%
GameStop Corp., Class A†	4,941	1,058,065
PriceSmart, Inc.	2,080	189,301
Sally Beauty Holdings, Inc.†	10,054	221,892
		1,469,258
Retail-Office Supplies — 0.1%
ODP Corp.†	4,764	228,720
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	1,600	122,304
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,804	57,457
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	3,125	416,781
Retail-Regional Department Stores — 0.4%
Dillard's, Inc., Class A	2,075	375,326
Macy's, Inc.†	45,445	861,637
		1,236,963
Retail-Restaurants — 1.1%
BJ's Restaurants, Inc.†	2,068	101,621
Bloomin' Brands, Inc.†	22,802	618,846
Brinker International, Inc.†	4,072	251,853
Cheesecake Factory, Inc.†	4,106	222,463
Chuy's Holdings, Inc.†	1,779	66,286
Cracker Barrel Old Country Store, Inc.	5,509	817,866
Dave & Buster's Entertainment, Inc.†	4,253	172,672
Del Taco Restaurants, Inc.	21,200	212,212
Dine Brands Global, Inc.†	1,527	136,285
El Pollo Loco Holdings, Inc.†	1,688	30,873
Fiesta Restaurant Group, Inc.†	1,578	21,193
Red Robin Gourmet Burgers, Inc.†	1,396	46,222
Ruth's Hospitality Group, Inc.†	2,845	65,520
Shake Shack, Inc., Class A†	3,237	346,424
		3,110,336
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	3,443	308,596
Zumiez, Inc.†	7,279	356,598
		665,194
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	1,351	23,170
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	4,212	88,452
Raven Industries, Inc.	3,197	184,947
Trinseo SA	5,998	358,920
		632,319
Satellite Telecom — 0.3%
EchoStar Corp., Class A†	22,200	539,238
Gogo, Inc.†	27,500	312,950
		852,188
Savings & Loans/Thrifts — 1.4%
Axos Financial, Inc.†	8,887	412,268
Banc of California, Inc.	3,975	69,721
Berkshire Hills Bancorp, Inc.	4,557	124,907
Brookline Bancorp, Inc.	16,060	240,097
Capitol Federal Financial, Inc.	11,490	135,352
Flushing Financial Corp.	2,100	45,003
HomeTrust Bancshares, Inc.	3,600	100,440
Investors Bancorp, Inc.	27,060	385,876
Meridian Bancorp, Inc.	15,400	315,084
Northfield Bancorp, Inc.	18,610	305,204
Northwest Bancshares, Inc.	11,326	154,487
OceanFirst Financial Corp.	34,727	723,711
Pacific Premier Bancorp, Inc.	8,425	356,293
People's United Financial, Inc.	3,506	60,093
Provident Financial Services, Inc.	6,454	147,732
Washington Federal, Inc.	8,600	273,308
WSFS Financial Corp.	4,231	197,122
		4,046,698
Schools — 0.1%
American Public Education, Inc.†	1,662	47,101
Coursera, Inc.†	1,392	55,068
Perdoceo Education Corp.†	6,270	76,933
		179,102
Security Services — 0.0%
Brink's Co.	1,300	99,892
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	1,400	119,168
MaxLinear, Inc.†	6,105	259,401

Power Integrations, Inc.	5,399	443,042
		821,611
Semiconductor Equipment — 1.0%
Allegro MicroSystems, Inc.†	34,195	947,201
Axcelis Technologies, Inc.†	2,991	120,896
Cohu, Inc.†	12,811	471,317
FormFactor, Inc.†	6,909	251,902
Kulicke & Soffa Industries, Inc.	5,523	338,008
Onto Innovation, Inc.†	4,365	318,820
Ultra Clean Holdings, Inc.†	3,899	209,454
Veeco Instruments, Inc.†	12,267	294,899
		2,952,497
Software Tools — 0.1%
Digital Turbine, Inc.†	2,200	167,266
Steel Pipe & Tube — 0.5%
Advanced Drainage Systems, Inc.	900	104,913
TimkenSteel Corp.†	3,417	48,350
Valmont Industries, Inc.	5,138	1,212,825
		1,366,088
Steel-Producers — 0.2%
Carpenter Technology Corp.	4,275	171,941
Cleveland-Cliffs, Inc.†	8,700	187,572
Commercial Metals Co.	6,400	196,608
United States Steel Corp.	1,500	36,000
		592,121
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	18,722	390,354
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	16,163	919,513
Telecom Services — 0.3%
ATN International, Inc.	978	44,489
Consolidated Communications Holdings, Inc.†	9,960	87,548
Spok Holdings, Inc.	1,587	15,267
Vonage Holdings Corp.†	47,233	680,628
		827,932
Telecommunication Equipment — 1.1%
ADTRAN, Inc.	8,308	171,560
Harmonic, Inc.†	8,997	76,655
Plantronics, Inc.†	27,356	1,141,566
Viavi Solutions, Inc.†	95,335	1,683,616
		3,073,397
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	4,531	69,868
Shenandoah Telecommunications Co.	4,445	215,627
		285,495
Television — 0.4%
AMC Networks, Inc., Class A†	9,535	636,938
Sinclair Broadcast Group, Inc., Class A	11,700	388,674
		1,025,612
Textile-Apparel — 0.0%
Unifi, Inc.†	1,333	32,472
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	5,300	300,404
Cinemark Holdings, Inc.†	3,400	74,630
		375,034
Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	57,800	219,062
Anika Therapeutics, Inc.†	1,281	55,454
Flexion Therapeutics, Inc.†	10,700	88,061
Sarepta Therapeutics, Inc.†	4,850	377,039
		739,616
Tobacco — 0.1%
Universal Corp.	2,182	124,308
Vector Group, Ltd.	11,391	161,069
		285,377
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,234	48,974
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,453	167,074
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,922	127,341
Transport-Marine — 0.1%
Costamare, Inc.	5,000	59,050
Dorian LPG, Ltd.†	6,690	94,463
		153,513
Transport-Services — 0.5%
Echo Global Logistics, Inc.†	23,071	709,203
Forward Air Corp.	2,431	218,182
Hub Group, Inc., Class A†	5,005	330,230
Matson, Inc.	3,866	247,424
		1,505,039
Transport-Truck — 0.5%
ArcBest Corp.	10,360	602,848
Heartland Express, Inc.	4,338	74,310
Marten Transport, Ltd.	5,231	86,259
Saia, Inc.†	2,344	491,045
Schneider National, Inc., Class B	1,500	32,655
Werner Enterprises, Inc.	1,100	48,972
		1,336,089
Veterinary Diagnostics — 0.1%
Heska Corp.†	882	202,622
Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd.†	2,100	110,733
USANA Health Sciences, Inc.†	5,402	553,327
		664,060
Water — 0.6%
American States Water Co.	10,736	854,156
California Water Service Group	4,525	251,319

SJW Group	11,388	720,860
		1,826,335
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,837	139,226
Insteel Industries, Inc.	1,721	55,330
		194,556
Wireless Equipment — 0.5%
CalAmp Corp.†	3,137	39,903
InterDigital, Inc.	2,739	200,029
Maxar Technologies, Inc.	29,210	1,166,063
		1,405,995
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	6,398	171,594
Total Common Stocks (cost $208,112,074)		276,115,643
EXCHANGE-TRADED FUNDS — 0.5%
iShares Core S&P Small-Cap ETF (cost $1,406,984)	13,111	1,481,281
WARRANTS† — 0.0%
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026 (cost $0)	231	2,310
Total Long-Term Investment Securities (cost $209,519,058)		277,599,234
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05%(2)	2,869,777	2,870,638
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 05/19/2022(3)	$100,000	99,937
Total Short-Term Investment Securities (cost $2,970,484)		2,970,575
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $275,000 and collateralized by $182,400 of United States Treasury Inflation Protected Securities, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $280,504. (cost $275,000)	275,000	275,000
TOTAL INVESTMENTS
(cost $212,764,542)	99.3%	280,844,809
Other assets less liabilities	0.7	2,574,489
NET ASSETS	100.0%	$283,419,298

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

Unfunded Commitments

Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Fast Acquisition Corp.	61,058	$610,580	$648,985	$38,405

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
25	Long	E-Mini Russell 2000 Index	September 2021	$2,905,165	$2,884,750	$(20,415)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of  June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$7,815,482	$-	$10,208	$7,825,690
Other Industries	268,289,953	-	-	268,289,953
Exchange-Traded Funds	1,481,281	-	-	1,481,281
Warrants	2,310	-	-	2,310
Short-Term Investment Securities:
Registered Investment Companies	2,870,638	-	-	2,870,638
U.S. Government Treasuries	-	99,937	-	99,937
Repurchase Agreements	-	275,000	-	275,000
Total Investments at Value	$280,459,664	$374,937	$10,208	$280,844,809

Other Financial Instruments:†
Unfunded Commitments	$-	$38,405	$-	$38,405

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,415	$-	$-	$20,415

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.5%
Australia — 3.5%
Afterpay, Ltd.†	1,599	$141,706
AGL Energy, Ltd.	4,590	28,227
Ampol, Ltd.	1,756	37,150
APA Group	8,693	58,022
Aristocrat Leisure, Ltd.	4,234	136,823
ASX, Ltd.	1,426	83,105
Aurizon Holdings, Ltd.	13,664	38,120
AusNet Services, Ltd.	14,003	18,378
Australia & New Zealand Banking Group, Ltd.	54,252	1,145,319
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	34,146	1,243,771
BlueScope Steel, Ltd.	3,712	61,133
Brambles, Ltd.	10,832	92,932
Challenger, Ltd.	59,197	240,176
Cochlear, Ltd.	484	91,350
Coles Group, Ltd.	9,828	125,962
Commonwealth Bank of Australia	13,071	978,986
Computershare, Ltd.	4,398	55,741
Crown Resorts, Ltd.†	2,744	24,509
CSL, Ltd.	3,352	716,920
Dexus	8,002	64,032
Domino's Pizza Enterprises, Ltd.	446	40,308
Endeavour Group, Ltd.†	9,323	43,978
Evolution Mining, Ltd.	12,589	42,485
Fortescue Metals Group, Ltd.	12,477	218,395
Goodman Group	12,250	194,486
GPT Group	14,352	52,740
IGO, Ltd.	173,921	995,197
Insurance Australia Group, Ltd.	18,162	70,282
Lendlease Corp., Ltd.	5,071	43,582
Macquarie Group, Ltd.	15,549	1,824,126
Magellan Financial Group, Ltd.	1,016	41,039
Medibank Private, Ltd.	20,290	48,084
Mirvac Group	29,010	63,528
National Australia Bank, Ltd.	24,292	477,670
Newcrest Mining, Ltd.	6,016	114,056
Northern Star Resources, Ltd.	8,143	59,725
Orica, Ltd.	2,998	29,858
Origin Energy, Ltd.	12,976	43,888
Qantas Airways, Ltd.†	6,809	23,796
QBE Insurance Group, Ltd.	10,868	87,943
Ramsay Health Care, Ltd.	1,349	63,685
REA Group, Ltd.	389	49,311
Reece, Ltd.	2,142	37,927
Rio Tinto, Ltd.	7,059	670,419
Santos, Ltd.	13,813	73,446
Scentre Group	219,475	450,991
SEEK, Ltd.	2,471	61,413
Sonic Healthcare, Ltd.	3,345	96,330
South32, Ltd.	239,652	526,600
Stockland	17,587	61,463
Suncorp Group, Ltd.	9,435	78,612
Sydney Airport†	9,743	42,306
Tabcorp Holdings, Ltd.	16,335	63,457
Telstra Corp., Ltd.	30,669	86,481
Transurban Group	20,173	215,282
Treasury Wine Estates, Ltd.	5,315	46,556
Vicinity Centres	28,508	33,032
Washington H. Soul Pattinson & Co., Ltd.	794	20,085
Wesfarmers, Ltd.	8,354	370,266
Westpac Banking Corp.	27,029	523,179
WiseTech Global, Ltd.	1,077	25,790
Woodside Petroleum, Ltd.	7,089	118,077
Woolworths Group, Ltd.	9,323	266,597
Worley, Ltd.	70,379	631,258
		14,510,091
Austria — 0.5%
Erste Group Bank AG	53,235	1,953,038
OMV AG	1,085	61,715
Raiffeisen Bank International AG	1,091	24,709
Verbund AG	502	46,221
voestalpine AG	855	34,815
		2,120,498
Belgium — 1.2%
Ageas SA/NV	1,290	71,586
Anheuser-Busch InBev SA NV	5,614	404,800
Colruyt SA	401	22,424
Elia Group SA	228	24,061
Groupe Bruxelles Lambert SA	832	93,071
KBC Group NV	1,842	140,441
Proximus SADP	1,121	21,653
Sofina SA	114	49,177
Solvay SA	546	69,403
UCB SA	15,059	1,574,204
Umicore SA	38,788	2,368,633
		4,839,453
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	5,000	29,816
Hongkong Land Holdings, Ltd.	8,600	40,936
Jardine Matheson Holdings, Ltd.	1,603	102,464
		173,216
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	94,139	318,352
Canada — 1.6%
Canadian National Railway Co.	15,407	1,625,590
Element Fleet Management Corp.	76,151	888,305
Magna International, Inc.	15,461	1,432,307
National Bank of Canada	17,833	1,334,598
Sun Life Financial, Inc.	25,218	1,300,367
		6,581,167
Cayman Islands — 1.7%
Alibaba Group Holding, Ltd. ADR†	8,051	1,825,806
Budweiser Brewing Co. APAC, Ltd.*	12,700	40,074
China Mengniu Dairy Co., Ltd.	114,000	689,347
Chow Tai Fook Jewellery Group, Ltd.	14,800	33,815
CK Asset Holdings, Ltd.	14,860	102,584
CK Hutchison Holdings, Ltd.	19,860	154,751
ESR Cayman, Ltd.†*	14,600	49,267
Futu Holdings, Ltd. ADR†	369	66,084
Kingdee International Software Group Co., Ltd.†	202,000	685,535
Melco Resorts & Entertainment, Ltd. ADR†	1,574	26,081
Sands China, Ltd.†	18,000	75,809
Sea, Ltd. ADR†	3,559	977,301

Tencent Holdings, Ltd.	24,200	1,820,228
WH Group, Ltd.*	70,500	63,379
Wharf Real Estate Investment Co., Ltd.	12,000	69,781
Wynn Macau, Ltd.†	11,600	18,257
Xinyi Glass Holdings, Ltd.	14,000	57,069
XP, Inc., Class A†	3,969	172,850
		6,928,018
China — 0.2%
PICC Property & Casualty Co., Ltd.	560,000	490,450
Ping An Insurance Group Co. of China, Ltd.	47,000	460,357
		950,807
Denmark — 1.3%
Ambu A/S, Class B	1,234	47,442
AP Moller - Maersk A/S, Series A	23	63,888
AP Moller - Maersk A/S, Series B	45	129,340
Carlsberg A/S, Class B	759	141,482
Chr. Hansen Holding A/S	777	70,127
Coloplast A/S, Class B	875	143,572
Danske Bank A/S	5,082	89,424
Demant A/S†	798	44,918
DSV PANALPINA A/S	1,525	355,641
Genmab A/S†	483	197,629
GN Store Nord A/S	943	82,372
Novo Nordisk A/S, Class B	12,687	1,062,906
Novozymes A/S, Class B	1,533	115,551
Orsted A/S*	1,394	195,610
Pandora A/S	6,368	856,006
ROCKWOOL International A/S, Class B	63	30,670
Tryg A/S	2,653	65,127
Vestas Wind Systems A/S	44,737	1,746,321
		5,438,026
Finland — 0.8%
Elisa Oyj	1,048	62,531
Fortum Oyj	3,272	90,244
Kesko Oyj, Class B	2,012	74,315
Kone Oyj, Class B	2,504	204,275
Neste Oyj	3,117	190,861
Nokia Oyj†	39,724	212,692
Nordea Bank Abp	23,871	265,707
Orion Oyj, Class B	782	33,613
Sampo Oyj, Class A	29,358	1,349,284
Stora Enso Oyj, Class R	43,921	801,241
UPM-Kymmene Oyj	3,932	148,730
Wartsila Oyj Abp	3,488	51,761
		3,485,254
France — 7.8%
Accor SA†	1,252	46,749
Aeroports de Paris†	219	28,526
Air Liquide SA	9,023	1,579,818
Alstom SA†	27,255	1,376,407
Amundi SA*	10,742	947,020
Arkema SA	452	56,704
Atos SE	729	44,344
AXA SA	82,812	2,099,886
BioMerieux	305	35,442
BNP Paribas SA	25,531	1,600,554
Bollore SA	6,512	34,902
Bouygues SA	1,683	62,243
Bureau Veritas SA	2,166	68,523
Capgemini SE	1,181	226,860
Carrefour SA	4,518	88,849
Cie de Saint-Gobain	3,728	245,513
Cie Generale des Etablissements Michelin SCA	1,248	199,035
CNP Assurances	1,265	21,525
Covivio	383	32,753
Credit Agricole SA	8,596	120,417
Danone SA	4,806	338,333
Dassault Aviation SA	18	21,173
Dassault Systemes SE	973	235,939
Edenred	1,817	103,524
Eiffage SA	614	62,467
Electricite de France SA	3,426	46,799
Engie SA	95,877	1,313,530
EssilorLuxottica SA	6,765	1,248,482
Eurazeo SE	291	25,361
Faurecia SE	864	42,383
Gecina SA	338	51,781
Getlink SE	3,242	50,551
Hermes International	233	339,410
Iliad SA	109	15,949
Ipsen SA	4,322	449,549
Kering SA	1,481	1,294,243
Klepierre SA	1,521	39,191
L'Oreal SA	5,222	2,326,949
La Francaise des Jeux SAEM*	704	41,388
Legrand SA	19,947	2,111,192
LVMH Moet Hennessy Louis Vuitton SE	2,045	1,603,559
Natixis SA	6,976	33,087
Orange SA	14,699	167,583
Orpea SA†	381	48,452
Pernod Ricard SA	1,544	342,725
Publicis Groupe SA	1,643	105,085
Remy Cointreau SA	167	34,475
Renault SA†	1,416	57,229
Safran SA	7,011	971,990
Sanofi	27,428	2,873,711
Sartorius Stedim Biotech	204	96,491
Schneider Electric SE	18,688	2,940,096
SCOR SE	1,168	37,145
SEB SA	204	36,864
Societe Generale SA	5,973	176,071
Sodexo SA†	652	60,844
Suez SA	2,546	60,529
Teleperformance	2,188	888,070
Thales SA	786	80,189
TotalEnergies SE	46,551	2,106,074
Ubisoft Entertainment SA†	682	47,745
Valeo	1,692	50,900
Veolia Environnement SA	3,970	119,898
Vinci SA	3,922	418,500

Vivendi SE	5,243	176,124
Wendel SE	198	26,624
Worldline SA†*	1,751	163,899
		32,798,223
Germany — 9.2%
adidas AG	5,262	1,958,553
Allianz SE	8,981	2,239,531
BASF SE	17,292	1,362,285
Bayer AG	25,794	1,566,270
Bayerische Motoren Werke AG	18,354	1,943,677
Bayerische Motoren Werke AG (Preference Shares)	419	37,660
Bechtle AG	201	37,335
Beiersdorf AG	743	89,643
Brenntag SE	1,138	105,819
Carl Zeiss Meditec AG	297	57,386
Commerzbank AG†	7,382	52,362
Continental AG†	810	119,078
Covestro AG*	10,377	670,105
Daimler AG	21,721	1,939,403
Delivery Hero SE†*	1,157	152,831
Deutsche Bank AG†	15,227	198,357
Deutsche Boerse AG	1,400	244,359
Deutsche Lufthansa AG†	2,202	24,779
Deutsche Post AG	7,303	496,711
Deutsche Telekom AG	24,556	518,637
Deutsche Wohnen SE	2,519	154,065
E.ON SE	16,541	191,310
Evonik Industries AG	1,545	51,808
Evotec SE†	10,784	488,852
Fresenius Medical Care AG & Co. KGaA	1,511	125,488
Fresenius SE & Co. KGaA	22,391	1,168,073
Fuchs Petrolub SE (Preference Shares)	512	24,903
GEA Group AG	16,392	663,962
Hannover Rueck SE	444	74,285
HeidelbergCement AG	1,096	94,012
HelloFresh SE†	1,217	118,302
Henkel AG & Co. KGaA	766	70,528
Henkel AG & Co. KGaA (Preference Shares)	1,313	138,625
Infineon Technologies AG	41,793	1,675,986
KION Group AG	10,802	1,151,226
Knorr-Bremse AG	14,820	1,704,563
LANXESS AG	612	41,959
LEG Immobilien SE	531	76,469
Merck KGaA	5,662	1,085,608
MTU Aero Engines AG	393	97,347
Muenchener Rueckversicherungs-Gesellschaft AG	7,196	1,970,617
Nemetschek SE	426	32,591
Porsche Automobil Holding SE (Preference Shares)	1,128	120,859
Puma SE	778	92,759
Rational AG	38	34,425
RWE AG	4,733	171,507
SAP SE	22,650	3,191,714
Sartorius AG (Preference Shares)	193	100,465
Scout24 AG*	660	55,658
Siemens AG	35,586	5,638,243
Siemens Energy AG†	2,945	88,767
Siemens Healthineers AG*	18,458	1,131,098
Stroeer SE & Co. KGaA	5,504	440,856
Symrise AG	948	132,081
TeamViewer AG†*	1,185	44,570
Telefonica Deutschland Holding AG	7,670	20,236
Uniper SE	674	24,823
United Internet AG	715	29,233
Volkswagen AG	239	78,444
Volkswagen AG (Preference Shares)	1,367	342,338
Vonovia SE	3,961	256,067
Zalando SE†*(Euronext-Germany)	12,328	1,490,298
Zalando SE†*	346	41,827
		38,541,628
Hong Kong — 2.5%
AIA Group, Ltd.	347,000	4,312,752
Bank of East Asia, Ltd.	9,600	17,829
Beijing Enterprises Holdings, Ltd.	60,500	214,672
BOC Hong Kong Holdings, Ltd.	488,000	1,656,144
CLP Holdings, Ltd.	12,000	118,697
Galaxy Entertainment Group, Ltd.†	16,000	128,073
Hang Lung Properties, Ltd.	15,000	36,436
Hang Seng Bank, Ltd.	5,600	111,866
Henderson Land Development Co., Ltd.	11,062	52,430
Hong Kong & China Gas Co., Ltd.	82,533	128,195
Hong Kong Exchanges & Clearing, Ltd.	27,063	1,613,121
Link REIT	15,300	148,284
MTR Corp., Ltd.	11,500	64,059
New World Development Co., Ltd.	11,000	57,165
Power Assets Holdings, Ltd.	10,000	61,371
Sino Land Co., Ltd.	24,000	37,835
SJM Holdings, Ltd.†	15,000	16,383
Sun Hung Kai Properties, Ltd.	9,500	141,565
Swire Pacific, Ltd., Class A	3,500	23,734
Swire Properties, Ltd.	8,600	25,642
Techtronic Industries Co., Ltd.	74,500	1,301,109
		10,267,362
India — 0.4%
HDFC Bank, Ltd. ADR†	12,410	907,419
Housing Development Finance Corp., Ltd.	17,740	591,341
		1,498,760
Indonesia — 0.2%
Bank Central Asia Tbk PT	312,200	648,622
Ireland — 0.7%
CRH PLC	5,784	291,481
DCC PLC	8,429	690,029
Flutter Entertainment PLC†	1,226	221,985
James Hardie Industries PLC CDI	3,272	111,085
Kerry Group PLC, Class A	9,080	1,268,307
Kingspan Group PLC	1,137	107,370

Smurfit Kappa Group PLC	1,806	97,972
		2,788,229
Isle of Man — 0.0%
Entain PLC†	4,312	104,115
Israel — 0.2%
Azrieli Group, Ltd.	313	22,034
Bank Hapoalim BM†	8,366	67,130
Bank Leumi Le-Israel BM†	10,704	81,294
Check Point Software Technologies, Ltd.†	839	97,433
CyberArk Software, Ltd.†	284	36,997
Elbit Systems, Ltd.	195	25,241
ICL Group, Ltd.	5,190	35,198
Israel Discount Bank, Ltd., Class A†	8,576	40,826
Mizrahi Tefahot Bank, Ltd.†	1,034	31,843
NICE, Ltd.†	462	112,831
Teva Pharmaceutical Industries, Ltd. ADR†	8,035	79,546
Wix.com, Ltd.†	378	109,726
		740,099
Italy — 1.8%
Amplifon SpA	917	45,277
Assicurazioni Generali SpA	8,128	162,927
Atlantia SpA†	3,650	66,088
DiaSorin SpA	186	35,178
Enel SpA	59,923	556,493
Eni SpA	18,595	226,444
FinecoBank Banca Fineco SpA†	62,324	1,086,340
Infrastrutture Wireless Italiane SpA*	2,476	27,926
Intesa Sanpaolo SpA	979,052	2,704,342
Mediobanca Banca di Credito Finanziario SpA†	4,576	53,446
Moncler SpA	14,879	1,006,697
Nexi SpA†*	3,238	71,068
Poste Italiane SpA*	3,849	50,888
Prysmian SpA	24,312	871,469
Recordati Industria Chimica e Farmaceutica SpA	770	44,008
Snam SpA	14,857	85,881
Telecom Italia SpA	73,412	36,465
Telecom Italia SpA (RSP)	624,748	330,987
Terna SpA	10,366	77,240
UniCredit SpA	15,659	184,748
		7,723,912
Japan — 20.2%
ABC-Mart, Inc.	200	11,468
Acom Co., Ltd.	2,900	12,634
Advantest Corp.	1,500	135,155
Aeon Co., Ltd.	4,800	128,971
AGC, Inc.	1,400	58,725
Aisin Corp.	1,100	47,032
Ajinomoto Co., Inc.	3,400	88,263
ANA Holdings, Inc.†	1,200	28,214
Asahi Group Holdings, Ltd.	3,400	158,868
Asahi Intecc Co., Ltd.	1,500	35,861
Asahi Kasei Corp.	76,100	836,042
Astellas Pharma, Inc.	116,500	2,028,617
Azbil Corp.	900	37,306
Bandai Namco Holdings, Inc.	1,500	104,073
Bridgestone Corp.	44,500	2,024,821
Brother Industries, Ltd.	1,700	33,925
Canon, Inc.	7,400	167,390
Capcom Co., Ltd.	1,300	38,031
Casio Computer Co., Ltd.	1,400	23,402
Central Japan Railway Co.	5,100	773,527
Chiba Bank, Ltd.	3,900	23,485
Chubu Electric Power Co., Inc.	4,700	57,452
Chugai Pharmaceutical Co., Ltd.	5,000	198,119
Concordia Financial Group, Ltd.	8,000	29,308
Cosmos Pharmaceutical Corp.	156	22,889
CyberAgent, Inc.	51,604	1,107,840
Dai Nippon Printing Co., Ltd.	1,700	35,945
Dai-ichi Life Holdings, Inc.	7,500	137,315
Daifuku Co., Ltd.	748	67,936
Daiichi Sankyo Co., Ltd.	12,500	269,420
Daikin Industries, Ltd.	7,400	1,378,154
Daito Trust Construction Co., Ltd.	500	54,683
Daiwa House Industry Co., Ltd.	4,200	126,081
Daiwa House REIT Investment Corp.	15	44,219
Daiwa Securities Group, Inc.	10,600	58,212
Denso Corp.	12,300	839,117
Dentsu Group, Inc.	1,600	57,248
Disco Corp.	4,100	1,252,937
East Japan Railway Co.	2,200	156,977
Eisai Co., Ltd.	1,800	177,011
Electric Power Development Co., Ltd.	22,400	319,582
ENEOS Holdings, Inc.	22,650	94,784
FANUC Corp.	1,400	337,666
Fast Retailing Co., Ltd.	400	301,112
Fuji Electric Co., Ltd.	900	42,045
FUJIFILM Holdings Corp.	2,700	200,237
Fujitsu, Ltd.	1,500	280,841
GLP J-REIT	30	51,739
GMO Payment Gateway, Inc.	300	39,075
Hakuhodo DY Holdings, Inc.	1,700	26,381
Hamamatsu Photonics KK	12,600	759,890
Hankyu Hanshin Holdings, Inc.	1,700	52,410
Harmonic Drive Systems, Inc.	300	16,526
Hikari Tsushin, Inc.	200	35,123
Hino Motors, Ltd.	2,100	18,468
Hirose Electric Co., Ltd.	225	32,911
Hisamitsu Pharmaceutical Co., Inc.	400	19,695
Hitachi Construction Machinery Co., Ltd.	800	24,448
Hitachi Metals, Ltd.†	1,600	30,590
Hitachi, Ltd.	7,100	406,527
Honda Motor Co., Ltd.	22,300	712,588
Hoshizaki Corp.	400	33,989
Hoya Corp.	2,700	357,991
Hulic Co., Ltd.	2,000	22,503
Ibiden Co., Ltd.	800	43,134
Idemitsu Kosan Co., Ltd.	1,579	38,134
Iida Group Holdings Co., Ltd.	1,100	28,318
Inpex Corp.	7,500	55,966
Isuzu Motors, Ltd.	4,100	54,140

Ito En, Ltd.	419	24,854
ITOCHU Corp.	8,800	253,477
Itochu Techno-Solutions Corp.	700	21,675
Japan Airlines Co., Ltd.†	1,100	23,773
Japan Exchange Group, Inc.	3,800	84,486
Japan Metropolitan Fund Investment Corp.	52	56,355
Japan Post Bank Co., Ltd.	3,000	25,195
Japan Post Holdings Co., Ltd.	11,600	95,049
Japan Post Insurance Co., Ltd.	1,700	31,431
Japan Real Estate Investment Corp.	9	55,331
Japan Tobacco, Inc.	8,800	166,225
JFE Holdings, Inc.	3,600	42,159
JSR Corp.	1,500	45,367
Kajima Corp.	3,300	41,794
Kakaku.com, Inc.	1,000	30,199
Kansai Electric Power Co., Inc.	5,200	49,592
Kansai Paint Co., Ltd.	1,300	33,127
Kao Corp.	3,600	221,486
KDDI Corp.	45,500	1,419,123
Keio Corp.	800	47,023
Keisei Electric Railway Co., Ltd.	1,000	31,910
Keyence Corp.	4,400	2,220,694
Kikkoman Corp.	1,100	72,578
Kintetsu Group Holdings Co., Ltd.†	1,300	45,637
Kirin Holdings Co., Ltd.	25,600	499,119
Kobayashi Pharmaceutical Co., Ltd.	399	34,084
Kobe Bussan Co., Ltd.	964	30,370
Koei Tecmo Holdings Co, Ltd.	390	19,027
Koito Manufacturing Co., Ltd.	800	49,759
Komatsu, Ltd.	6,500	161,513
Konami Holdings Corp.	700	42,027
Kose Corp.	240	37,762
Kubota Corp.	58,800	1,189,285
Kurita Water Industries, Ltd.	700	33,584
Kyocera Corp.	2,400	148,370
Kyowa Kirin Co., Ltd.	2,000	70,930
Lasertec Corp.†	590	114,660
Lawson, Inc.	400	18,507
Lion Corp.	1,700	28,799
LIXIL Corp.	2,000	51,721
M3, Inc.	3,300	240,991
Makita Corp.	1,700	80,031
Marubeni Corp.	11,500	100,006
Mazda Motor Corp.†	4,200	39,469
McDonald's Holdings Co. Japan, Ltd.	600	26,464
Medipal Holdings Corp.	1,400	26,741
MEIJI Holdings Co., Ltd.	900	53,873
Mercari, Inc.†	800	42,486
Minebea Mitsumi, Inc.	2,700	71,428
MISUMI Group, Inc.	31,800	1,076,268
Mitsubishi Chemical Holdings Corp.	9,400	78,986
Mitsubishi Corp.	30,500	831,307
Mitsubishi Electric Corp.	94,300	1,368,727
Mitsubishi Estate Co., Ltd.	8,700	140,686
Mitsubishi Gas Chemical Co., Inc.	1,200	25,448
Mitsubishi HC Capital, Inc.	65,100	348,661
Mitsubishi Heavy Industries, Ltd.	2,400	70,621
Mitsubishi UFJ Financial Group, Inc.	611,700	3,304,210
Mitsui & Co., Ltd.	11,400	256,588
Mitsui Chemicals, Inc.	1,400	48,328
Mitsui Fudosan Co., Ltd.	52,200	1,208,971
Miura Co., Ltd.	686	29,732
Mizuho Financial Group, Inc.	17,740	253,497
MonotaRO Co., Ltd.	1,800	42,612
MS&AD Insurance Group Holdings, Inc.	3,300	95,291
Murata Manufacturing Co., Ltd.	33,000	2,519,519
Nabtesco Corp.	35,100	1,326,972
NEC Corp.	1,800	92,677
Nexon Co., Ltd.	3,600	80,234
NGK Insulators, Ltd.	1,900	31,879
NH Foods, Ltd.	600	23,331
Nidec Corp.	3,300	382,443
Nihon M&A Center, Inc.	2,240	58,089
Nintendo Co., Ltd.	800	465,331
Nippon Building Fund, Inc.	11	68,617
Nippon Express Co., Ltd.	600	45,691
Nippon Paint Holdings Co., Ltd.	5,200	70,585
Nippon Prologis REIT, Inc.	15	47,729
Nippon Sanso Holdings Corp.	1,100	22,546
Nippon Shinyaku Co., Ltd.	400	31,721
Nippon Steel Corp.	6,300	106,243
Nippon Telegraph & Telephone Corp.	94,700	2,467,340
Nippon Yusen KK	1,200	60,813
Nissan Chemical Corp.	900	44,070
Nissan Motor Co., Ltd.†	17,100	84,857
Nisshin Seifun Group, Inc.	1,500	21,941
Nissin Foods Holdings Co., Ltd.	500	36,005
Nitori Holdings Co., Ltd.	600	106,179
Nitto Denko Corp.	1,100	82,083
Nomura Holdings, Inc.	22,600	115,507
Nomura Real Estate Holdings, Inc.	900	22,829
Nomura Real Estate Master Fund, Inc.	31	49,697
Nomura Research Institute, Ltd.	2,600	86,007
NSK, Ltd.	2,800	23,666
NTT Data Corp.	78,300	1,221,422
Obayashi Corp.	4,800	38,151
OBIC Co., Ltd.	500	93,209
Odakyu Electric Railway Co., Ltd.	2,200	55,567
Oji Holdings Corp.	6,000	34,457
Olympus Corp.	8,600	170,924
Omron Corp.	7,700	610,622
Ono Pharmaceutical Co., Ltd.	2,700	60,248
Oracle Corp. Japan	300	22,953
Oriental Land Co., Ltd.	1,500	213,736
ORIX Corp.	9,000	151,857
Orix JREIT, Inc.	19	36,565
Osaka Gas Co., Ltd.	2,800	52,146
Otsuka Corp.	800	41,982
Otsuka Holdings Co., Ltd.	20,900	866,702
Pan Pacific International Holdings Corp.	3,000	62,271
Panasonic Corp.	72,400	837,753
PeptiDream, Inc.†	700	34,340
Persol Holdings Co., Ltd.	1,301	25,705
Pigeon Corp.	900	25,357

Pola Orbis Holdings, Inc.	7,644	201,877
Rakuten Group, Inc.	6,400	72,241
Recruit Holdings Co., Ltd.	60,300	2,968,999
Renesas Electronics Corp.†	46,221	499,675
Resona Holdings, Inc.	15,700	60,372
Ricoh Co., Ltd.	4,900	55,001
Rinnai Corp.	300	28,543
Rohm Co., Ltd.	600	55,466
Ryohin Keikaku Co., Ltd.	1,900	39,849
Santen Pharmaceutical Co., Ltd.	2,700	37,184
SBI Holdings, Inc.	1,800	42,580
SCSK Corp.	408	24,312
Secom Co., Ltd.	1,500	114,011
Seiko Epson Corp.	2,100	36,936
Sekisui Chemical Co., Ltd.	52,700	900,826
Sekisui House, Ltd.	4,500	92,293
Seven & i Holdings Co., Ltd.	30,900	1,473,309
SG Holdings Co., Ltd.	2,344	61,462
Sharp Corp.	1,600	26,399
Shimadzu Corp.	1,700	65,723
Shimano, Inc.	500	118,592
Shimizu Corp.	4,100	31,443
Shin-Etsu Chemical Co., Ltd.	2,600	434,835
Shionogi & Co., Ltd.	2,000	104,253
Shiseido Co., Ltd.	2,900	213,294
Shizuoka Bank, Ltd.	3,300	25,516
SMC Corp.	3,500	2,068,275
SoftBank Corp.	21,200	277,368
SoftBank Group Corp.	17,200	1,203,745
Sohgo Security Services Co., Ltd.	500	22,773
Sompo Holdings, Inc.	2,300	85,007
Sony Group Corp.	46,100	4,487,794
Square Enix Holdings Co., Ltd.	600	29,758
Stanley Electric Co., Ltd.	18,500	535,375
Subaru Corp.	4,500	88,769
SUMCO Corp.	2,012	49,351
Sumitomo Chemical Co., Ltd.	11,000	58,319
Sumitomo Corp.	52,600	704,521
Sumitomo Dainippon Pharma Co., Ltd.	1,300	27,242
Sumitomo Electric Industries, Ltd.	5,600	82,618
Sumitomo Metal Mining Co., Ltd.	1,800	70,075
Sumitomo Mitsui Financial Group, Inc.	9,600	330,960
Sumitomo Mitsui Trust Holdings, Inc.	14,400	457,295
Sumitomo Realty & Development Co., Ltd.	2,300	82,191
Sumitomo Rubber Industries, Ltd.	18,400	253,902
Suntory Beverage & Food, Ltd.	1,000	37,625
Suzuki Motor Corp.	16,300	689,737
Sysmex Corp.	1,200	142,581
T&D Holdings, Inc.	4,000	51,703
Taisei Corp.	1,400	45,871
Taisho Pharmaceutical Holdings Co., Ltd.	300	16,067
Takeda Pharmaceutical Co., Ltd.	54,100	1,811,044
Takeda Pharmaceutical Co., Ltd. ADR	18,867	317,532
TDK Corp.	1,000	121,428
TechnoPro Holdings, Inc.	24,300	574,827
Terumo Corp.	24,500	992,835
THK Co., Ltd.	13,600	405,815
TIS, Inc.	1,652	42,187
Tobu Railway Co., Ltd.	1,400	36,192
Toho Co., Ltd.	800	32,981
Toho Gas Co., Ltd.	500	24,484
Tohoku Electric Power Co., Inc.	3,200	25,060
Tokio Marine Holdings, Inc.	49,700	2,285,140
Tokyo Century Corp.	300	16,121
Tokyo Electric Power Co. Holdings, Inc.†	11,300	33,566
Tokyo Electron, Ltd.	3,200	1,384,905
Tokyo Gas Co., Ltd.	2,800	52,852
Tokyu Corp.	3,700	50,324
Toppan Printing Co., Ltd.	1,900	30,528
Toray Industries, Inc.	10,200	67,859
Toshiba Corp.	3,000	129,754
Tosoh Corp.	8,300	143,146
TOTO, Ltd.	1,000	51,757
Toyo Suisan Kaisha, Ltd.	700	26,936
Toyota Industries Corp.	1,100	95,153
Toyota Motor Corp.	59,100	5,165,498
Toyota Tsusho Corp.	1,600	75,611
Trend Micro, Inc.	1,000	52,388
Tsuruha Holdings, Inc.	287	33,351
Unicharm Corp.	3,000	120,707
United Urban Investment Corp.	22	31,823
USS Co., Ltd.	1,600	27,911
Welcia Holdings Co., Ltd.	10,300	336,550
West Japan Railway Co.	1,200	68,417
Yakult Honsha Co., Ltd.	900	50,956
Yamada Holdings Co., Ltd.	5,000	23,088
Yamaha Corp.	1,000	54,278
Yamaha Motor Co., Ltd.	2,100	57,086
Yamato Holdings Co., Ltd.	2,100	59,733
Yaskawa Electric Corp.	24,000	1,173,050
Yokogawa Electric Corp.	1,700	25,402
Z Holdings Corp.	115,500	578,878
ZOZO, Inc.	930	31,601
		84,466,200
Jersey — 0.5%
Amcor PLC CDI	38,706	439,187
Experian PLC	6,758	260,445
Ferguson PLC	1,658	230,498
Glencore PLC	73,626	315,165
WPP PLC	75,432	1,016,530
		2,261,825
Luxembourg — 0.2%
ArcelorMittal SA	5,281	161,871
Aroundtown SA	7,361	57,432
Eurofins Scientific SE	984	112,478
InPost SA†	1,474	29,583
Samsonite International SA†*	147,000	300,653
Tenaris SA	3,479	37,919
		699,936
Netherlands — 5.3%
Aalberts NV	22,101	1,187,668

ABN AMRO Bank NV CVA†*	3,117	37,669
Adyen NV†*	145	354,269
Aegon NV	13,183	54,695
Airbus SE†	4,333	557,149
Akzo Nobel NV	19,683	2,431,936
Argenx SE)†	338	102,240
ASM International NV	349	114,630
ASML Holding NV	11,824	8,123,367
CNH Industrial NV	7,539	124,481
Davide Campari-Milano NV	3,851	51,577
EXOR NV	799	64,007
Ferrari NV	929	191,672
Heineken Holding NV	849	85,519
Heineken NV	1,910	231,461
ING Groep NV	135,349	1,787,860
JDE Peet's NV†	552	20,029
Just Eat Takeaway.com NV †*	1,322	122,066
Koninklijke Ahold Delhaize NV	7,704	229,015
Koninklijke DSM NV	1,270	237,029
Koninklijke KPN NV	24,772	77,370
Koninklijke Philips NV	40,802	2,021,841
Koninklijke Vopak NV	510	23,161
NN Group NV	2,068	97,546
NXP Semiconductors NV	6,579	1,353,432
Prosus NV	3,591	351,160
QIAGEN NV†	1,701	82,211
Randstad NV	881	67,380
Stellantis NV (Euronext Paris)	62,792	1,231,496
Stellantis NV (Borsa Italiana)	14,941	293,275
STMicroelectronics NV	5,032	182,611
Wolters Kluwer NV	1,971	198,000
		22,087,822
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,471	24,628
Auckland International Airport, Ltd.†	9,222	46,864
Fisher & Paykel Healthcare Corp., Ltd.	4,246	92,363
Mercury NZ, Ltd.	5,018	23,396
Meridian Energy, Ltd.	9,440	35,170
Ryman Healthcare, Ltd.	3,131	28,736
Spark New Zealand, Ltd.	13,644	45,778
Xero, Ltd.†	9,349	961,247
		1,258,182
Norway — 1.7%
Adevinta ASA†	2,019	38,691
DNB ASA	128,563	2,801,161
Equinor ASA	150,799	3,190,718
Gjensidige Forsikring ASA	1,474	32,493
Mowi ASA	3,238	82,359
Norsk Hydro ASA	9,908	63,221
Orkla ASA	5,534	56,367
Schibsted ASA, Class A	539	26,017
Schibsted ASA, Class B	717	29,862
Storebrand ASA	94,853	859,281
Telenor ASA	5,155	86,873
Yara International ASA	1,284	67,584
		7,334,627
Papua New Guinea — 0.0%
Oil Search, Ltd.	14,543	41,554
Portugal — 0.0%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	20,452	108,402
Galp Energia SGPS SA	3,693	40,077
Jeronimo Martins SGPS SA	1,855	33,829
		182,308
Singapore — 0.8%
Ascendas Real Estate Investment Trust	23,700	51,993
CapitaLand Integrated Commercial Trust	33,392	51,900
CapitaLand, Ltd.	19,400	53,524
City Developments, Ltd.	3,000	16,264
DBS Group Holdings, Ltd.	34,800	771,464
Genting Singapore, Ltd.	44,600	27,695
Keppel Corp., Ltd.	10,700	43,526
Mapletree Commercial Trust	15,900	25,540
Mapletree Logistics Trust	22,111	33,708
Oversea-Chinese Banking Corp., Ltd.	24,700	219,502
Singapore Airlines, Ltd.†	9,900	35,707
Singapore Exchange, Ltd.	5,900	49,053
Singapore Technologies Engineering, Ltd.	11,500	33,097
Singapore Telecommunications, Ltd.	60,810	103,558
United Overseas Bank, Ltd.	54,400	1,044,551
UOL Group, Ltd.	3,400	18,458
Venture Corp., Ltd.	2,048	29,257
Wilmar International, Ltd.	242,700	812,189
		3,420,986
South Africa — 0.0%
Thungela Resources, Ltd.†	953	2,623
South Korea — 1.5%
KT Corp.	14,573	411,509
NAVER Corp.	2,290	848,977
Samsung Electronics Co., Ltd.	49,787	3,567,740
Samsung SDI Co., Ltd.	2,179	1,350,568
		6,178,794
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	1,717	45,992
Aena SME SA†*	553	90,686
Amadeus IT Group SA†	8,983	631,853
Banco Bilbao Vizcaya Argentaria SA	389,239	2,412,932
Banco Santander SA	127,759	487,723
CaixaBank SA	32,752	100,740
Cellnex Telecom SA*	18,276	1,164,154
EDP Renovaveis SA	2,123	49,189
Enagas SA	1,834	42,373
Endesa SA	2,340	56,769
Ferrovial SA	3,539	103,860

Grifols SA	2,198	59,527
Iberdrola SA	196,888	2,399,968
Industria de Diseno Textil SA	41,549	1,463,715
Naturgy Energy Group SA	2,143	55,090
Red Electrica Corp. SA	3,189	59,197
Repsol SA	10,974	137,333
Siemens Gamesa Renewable Energy SA†	1,756	58,634
Telefonica SA	40,327	188,452
		9,608,187
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	19,500	19,766
HKT Trust & HKT, Ltd.	28,000	38,154
Unibail-Rodamco-Westfield†	918	79,451
		137,371
Sweden — 2.3%
Alfa Laval AB	2,318	81,879
Assa Abloy AB, Class B	51,456	1,550,035
Atlas Copco AB, Class A	4,948	302,959
Atlas Copco AB, Class B	2,874	151,120
Boliden AB	2,015	77,463
Electrolux AB, Series B	1,662	46,084
Elekta AB, Series B	43,443	629,454
Embracer Group AB†	1,889	51,098
Epiroc AB, Class A	4,856	110,646
Epiroc AB, Class B	2,873	56,382
EQT AB	1,755	63,694
Essity AB, Class B	4,484	148,697
Evolution AB*	1,252	197,848
Fastighets AB Balder, Class B†	775	48,629
Hennes & Mauritz AB, Class B†	5,381	127,639
Hexagon AB, Class B	14,515	215,060
Husqvarna AB, Class B	3,081	40,933
ICA Gruppen AB	741	34,487
Industrivarden AB, Class A	788	30,643
Industrivarden AB, Class C	1,176	43,038
Investment AB Latour, Class B	1,091	35,797
Investor AB, Class B	13,423	309,378
Kinnevik AB, Class B	1,782	71,338
L E Lundbergforetagen AB, Class B	560	36,133
Lundin Energy AB	1,475	52,188
Nibe Industrier AB, Class B	10,503	110,478
Sandvik AB	8,318	212,467
Securitas AB, Class B	2,307	36,419
Sinch AB†*	3,730	62,762
Skandinaviska Enskilda Banken AB, Class A	11,991	154,895
Skanska AB, Class B	2,506	66,471
SKF AB, Class B	2,812	71,597
Svenska Cellulosa AB SCA, Class B	4,464	73,156
Svenska Handelsbanken AB, Class A	180,542	2,037,033
Swedbank AB, Class A	6,672	124,145
Swedish Match AB	11,950	101,905
Tele2 AB, Class B	3,690	50,275
Telefonaktiebolaget LM Ericsson, Class B	127,121	1,597,683
Telia Co. AB	19,585	86,916
Volvo AB, Class A	1,473	36,523
Volvo AB, Class B	10,536	253,486
		9,588,833
Switzerland — 9.7%
ABB, Ltd.	49,545	1,680,862
Adecco Group AG	1,142	77,586
Alcon, Inc.	23,323	1,632,925
Baloise Holding AG	342	53,338
Banque Cantonale Vaudoise	222	19,939
Barry Callebaut AG	272	632,045
Chocoladefabriken Lindt & Spruengli AG	1	104,728
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	142	1,412,710
Cie Financiere Richemont SA	14,078	1,703,358
Clariant AG	1,590	31,620
Coca-Cola HBC AG†	1,476	53,371
Credit Suisse Group AG	18,034	188,906
EMS-Chemie Holding AG	52	51,087
Geberit AG	273	204,768
Givaudan SA	68	316,243
Holcim, Ltd.	3,857	231,357
Julius Baer Group, Ltd.	1,649	107,611
Kuehne & Nagel International AG	398	136,187
Logitech International SA	1,275	154,474
Lonza Group AG	1,661	1,177,286
Nestle SA	90,904	11,320,139
Novartis AG	66,161	6,029,393
Partners Group Holding AG	167	252,959
Roche Holding AG	236	95,854
Roche Holding AG (Participation Certificate)	20,651	7,779,418
Schindler Holding AG (Participation Certificate)	300	91,759
Schindler Holding AG	148	43,252
SGS SA	45	138,806
Sika AG	4,634	1,515,034
Sonova Holding AG	406	152,703
Straumann Holding AG	404	644,042
Swatch Group AG (TRQX)	388	25,601
Swatch Group AG (XEGT)	213	73,068
Swiss Life Holding AG	236	114,678
Swiss Prime Site AG	560	55,561
Swiss Re AG	2,222	200,478
Swisscom AG	191	109,037
Temenos AG	492	79,018
UBS Group AG	27,010	413,360
Vifor Pharma AG	359	46,463
Zurich Insurance Group AG	3,344	1,341,576
		40,492,600
Taiwan — 1.3%
Largan Precision Co., Ltd.	3,000	333,782
Taiwan Semiconductor Manufacturing Co., Ltd.	240,000	5,125,168
		5,458,950

3i Group PLC	7,170	116,341
Admiral Group PLC	1,421	61,801
Anglo American PLC	9,541	379,114
Antofagasta PLC	95,249	1,891,385
Ashtead Group PLC	18,017	1,336,865
ASOS PLC†	16,212	1,112,332
Associated British Foods PLC	2,625	80,467
AstraZeneca PLC	31,911	3,832,892
AstraZeneca PLC ADR	23,790	1,425,021
Auto Trader Group PLC†*	7,118	62,367
AVEVA Group PLC	847	43,445
Aviva PLC	143,719	806,956
BAE Systems PLC	23,723	171,300
Barclays PLC	713,755	1,689,532
Barratt Developments PLC	7,503	72,154
Berkeley Group Holdings PLC	905	57,524
BHP Group PLC	51,277	1,510,840
BP PLC	149,910	653,217
British American Tobacco PLC	16,058	621,965
British Land Co. PLC	6,486	44,403
BT Group PLC†	65,760	176,474
Bunzl PLC	52,449	1,733,284
Burberry Group PLC	62,455	1,784,900
Close Brothers Group PLC	12,027	252,050
Coca-Cola Europacific Partners PLC	1,499	88,921
Compass Group PLC†	52,783	1,111,284
Croda International PLC	11,988	1,221,835
Diageo PLC	88,520	4,237,985
Direct Line Insurance Group PLC	67,242	265,095
Dr. Martens PLC†	18,981	116,841
Evraz PLC	3,757	30,767
GlaxoSmithKline PLC	117,978	2,316,446
GlaxoSmithKline PLC ADR	22,382	891,251
Great Portland Estates PLC	62,997	618,285
Halma PLC	2,797	104,156
Hargreaves Lansdown PLC	2,621	57,611
Hikma Pharmaceuticals PLC	1,274	43,106
HSBC Holdings PLC	150,069	866,275
Imperial Brands PLC	6,973	150,184
Informa PLC†	11,067	76,790
InterContinental Hotels Group PLC†	1,346	89,558
Intertek Group PLC	1,189	90,954
J Sainsbury PLC	12,292	46,216
JD Sports Fashion PLC	3,800	48,308
Johnson Matthey PLC	25,165	1,069,734
Kingfisher PLC	576,826	2,908,431
Land Securities Group PLC	5,190	48,489
Legal & General Group PLC	43,965	156,664
Lloyds Banking Group PLC	1,695,263	1,094,907
London Stock Exchange Group PLC	2,392	263,716
M&G PLC	19,155	60,652
Meggitt PLC†	149,094	951,187
Melrose Industries PLC	462,634	992,580
Mondi PLC	3,577	94,063
National Grid PLC	234,594	2,988,124
Natwest Group PLC	35,878	100,848
Next PLC†	15,093	1,640,187
Ocado Group PLC†	18,268	506,161
Pearson PLC	5,553	63,756
Persimmon PLC	21,389	875,195
Phoenix Group Holdings PLC	4,785	44,771
Prudential PLC	85,801	1,630,187
Reckitt Benckiser Group PLC	26,550	2,349,401
RELX PLC	14,237	377,929
Rentokil Initial PLC	13,662	93,548
Rio Tinto PLC	8,269	680,477
Rolls-Royce Holdings PLC†	61,649	84,358
Royal Dutch Shell PLC, Class A (LSE)	30,216	604,730
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	169,902	3,425,648
Royal Dutch Shell PLC, Class B	27,306	528,436
Royal Dutch Shell PLC, Class B ADR	12,147	471,668
Sage Group PLC	8,076	76,436
Schroders PLC	916	44,513
Segro PLC	8,779	132,916
Severn Trent PLC	1,760	60,890
Smith & Nephew PLC	6,462	139,670
Smiths Group PLC	2,920	64,224
Spirax-Sarco Engineering PLC	543	102,267
SSE PLC	7,678	159,368
St James's Place PLC	3,965	81,010
Standard Chartered PLC	61,143	389,910
Standard Life Aberdeen PLC	16,078	60,272
Taylor Wimpey PLC	26,859	59,056
Tesco PLC	56,964	175,681
THG PLC†	17,160	144,798
Unilever PLC(LSE)	86,909	5,085,959
Unilever PLC(Euronext Amsterdam)	11,407	667,704
United Utilities Group PLC	5,024	67,718
Vodafone Group PLC	197,705	331,847
Vodafone Group PLC ADR	48,247	826,471
Whitbread PLC†	18,795	811,693
WM Morrison Supermarkets PLC	17,754	60,587
		66,037,334
United States — 0.9%
Autoliv, Inc. SDR	5,941	584,652
Booking Holdings, Inc.†	496	1,085,293
Broadcom, Inc.	2,750	1,311,310
Coupang, Inc.†	3,225	134,869
MercadoLibre, Inc.†	505	786,684
		3,902,808
Total Common Stocks (cost $306,674,259)		403,616,772
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE ETF (cost $1,767,251)	23,300	1,837,904
RIGHTS† — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 07/09/2021 (cost $2.599)	1,717	2,402

WARRANTS† — 0.0%
Switzerland-0.0%
Cie Financiere Richemont SA Expires 11/29/2023 (cost $0)	8,154	5,464
Total Long-Term Investment Securities (cost $308,444,109)		405,462,542
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Redgistered Investmemt Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	173,807	173,807
T. Rowe Price Government Reserve Fund 0.03%(2)	113	113
		173,920
U.S.Government Treasuries-0.02%
United States Treasury Bills
0.05% due 04/21/2022(3)	$500,000	499,779
0.08% due 02/24/2022(3)	250,000	249,911
		749,690
Total Short-Term Investment Securities (cost $923,585)		923,610
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $8,102,000 and collateralized by $5,373,800 of United States Treasury Inflation Protected Securities, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $8,264,104 (cost $8,102,000)	8,102,000	8,102,000
TOTAL INVESTMENTS (cost $317,469,694)	99.1%	414,488,152
Other assets less liabilities	0.9	3,842,984
NET ASSETS	100.0%	$418,331,136

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $7,629,380 representing 1.8% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
Borsa Italiana	— Italian Stock Exchange
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
Euronet Amsterdam	— Amsterdam Stock Exhange
Euronet Germany	— Franfort Stock Exhange
Euronet Paris	— Paris Stock Exhange
LSE	— London Stock Exchange
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts

						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
85	Long	MSCI EAFE Index	September 2021	$10,076,926	$9,792,425	$(284,501)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	9.3%
Banks-Commercial	6.7
Diversified Banking Institutions	3.4
Auto-Cars/Light Trucks	3.3
Food-Misc./Diversified	3.0
Oil Companies-Integrated	2.8
Insurance-Life/Health	2.7
Semiconductor Equipment	2.3
Cosmetics & Toiletries	2.3
Industrial Automated/Robotic	2.0
Repurchase Agreements	1.9
Electronic Components-Semiconductors	1.9
Telephone-Integrated	1.8
Diversified Manufacturing Operations	1.7
Semiconductor Components-Integrated Circuits	1.6
Insurance-Multi-line	1.5
Retail-Apparel/Shoe	1.5
Chemicals-Diversified	1.4
Medical Products	1.4
Audio/Video Products	1.3
Enterprise Software/Service	1.3
Beverages-Wine/Spirits	1.1
Power Converter/Supply Equipment	1.1
E-Commerce/Products	1.0
Chemicals-Specialty	0.9
Apparel Manufacturers	0.9
Electronic Components-Misc.	0.9
Auto/Truck Parts & Equipment-Original	0.8
Retail-Building Products	0.8
Food-Retail	0.8
Electric-Distribution	0.8
Electric-Integrated	0.7
Machinery-Electrical	0.7
Insurance-Property/Casualty	0.7
Human Resources	0.7
Transport-Rail	0.7
Miscellaneous Manufacturing	0.7
Computer Services	0.7
Diversified Minerals	0.7
Finance-Other Services	0.7
Rubber-Tires	0.7
Medical Instruments	0.7
Electric-Generation	0.7
Internet Content-Information/News	0.6
Retail-Jewelry	0.6
Soap & Cleaning Preparation	0.6
Coatings/Paint	0.6
Building & Construction Products-Misc.	0.6
Insurance-Reinsurance	0.6
Import/Export	0.6
Metal-Diversified	0.6
Machinery-General Industrial	0.6
Real Estate Investment Trusts	0.5
Aerospace/Defense-Equipment	0.5
Rental Auto/Equipment	0.5
Electric Products-Misc.	0.5
Food-Confectionery	0.5
E-Commerce/Services	0.5
Athletic Footwear	0.5
Distribution/Wholesale	0.5
Commercial Services	0.5
Metal-Copper	0.5
Exchange-Traded Funds	0.5
Cellular Telecom	0.5
Networking Products	0.5
Building-Residential/Commercial	0.4
Real Estate Operations & Development	0.4
Building-Heavy Construction	0.4
Medical Labs & Testing Services	0.4
Energy-Alternate Sources	0.4
Textile-Apparel	0.4
Industrial Gases	0.4
Brewery	0.4
Electronic Security Devices	0.4
Web Portals/ISP	0.4
Commercial Services-Finance	0.4
Investment Companies	0.3
Building Products-Air & Heating	0.3
Machinery-Farming	0.3
Wireless Equipment	0.3
Machine Tools & Related Products	0.3
Dialysis Centers	0.3
Optical Supplies	0.3
Machinery-Material Handling	0.3
Food-Catering	0.3
E-Marketing/Info	0.3
Food-Dairy Products	0.3
Metal Products-Distribution	0.3
Tobacco	0.3
Medical-Biomedical/Gene	0.3
Non-Ferrous Metals	0.3
Investment Management/Advisor Services	0.2
Paper & Related Products	0.2
Transport-Services	0.2
Oil Refining & Marketing	0.2
Hotels/Motels	0.2
Wire & Cable Products	0.2
Food-Flour & Grain	0.2
Consulting Services	0.2
Real Estate Management/Services	0.2
U.S. Government Treasuries	0.2
Finance-Investment Banker/Broker	0.2
Building Products-Cement	0.2
Finance-Mortgage Loan/Banker	0.2
Machinery-Construction & Mining	0.2
Finance-Leasing Companies	0.2
Gambling (Non-Hotel)	0.2
Office Automation & Equipment	0.2
Advertising Agencies	0.1
Advertising Services	0.1
Metal-Aluminum	0.1
Gas-Distribution	0.1
Toys	0.1
Private Equity	0.1
Containers-Paper/Plastic	0.1
Steel-Producers	0.1
Retail-Drug Store	0.1
Aerospace/Defense	0.1
Auto-Heavy Duty Trucks	0.1
Multimedia	0.1
Photo Equipment & Supplies	0.1
Public Thoroughfares	0.1
Diversified Operations	0.1
Computer Aided Design	0.1
Metal-Iron	0.1
Resorts/Theme Parks	0.1
Publishing-Periodicals	0.1
Diagnostic Equipment	0.1
Casino Services	0.1
Telecommunication Equipment	0.1
Internet Application Software	0.1
99.1%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$14,510,091	$—	$0	$14,510,091
Germany	38,499,801	41,827	—	38,541,628
Portugal	182,308	—	0	182,308
Other countries	350,382,745	—	—	350,382,745
Exchange-Traded Funds	1,837,904	—	—	1,837,904
Rights	2,402	—	—	2,402
Warrants	5,464	—	—	5,464
Short-Term Investment Securities:
Registered Investment Companies	173,920	—	—	173,920
U.S. Government Treasuries	—	749,690	—	749,690
Repurchase Agreements	—	8,102,000	—	8,102,000
Total Investments at Value	$405,594,635	$8,893,517	$0	$414,488,152

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$284,501	$—	$—	$284,501

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
ASSET BACKED SECURITIES — 13.4%
Diversified Financial Services — 13.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,577,303
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	230,858	228,092
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.59% (1 ML+0.50%) due 01/25/2036(2)	88,610	87,582
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.63% (1 ML+0.54%) due 11/25/2035(2)	66,299	66,837
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	462,949	466,526
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	210,376	213,089
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	110,484	99,462
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.06% (12 MTA+0.94%) due 10/25/2046(2)	41,758	33,972
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	566,279
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	83,635	84,195
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(3)	586,278	585,669
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(3)	693,243	693,121
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(3)	327,830	329,160
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(2)(3)	519,068	521,445
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(3)	240,826	242,823
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1R 1.18% (3 ML+1.00%) due 04/24/2029*(6)	1,080,000	1,079,728
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.20% (1 ML+1.10%) due 05/15/2036*	200,000	200,123
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	435,000	434,243
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	101,737
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.12% (3 ML +1.18%) due 07/25/2034*(6)	1,260,000	1,259,685
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.32% (3 ML+1.13%) due 04/19/2034*(6)	1,055,000	1,054,734
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.15% (1 ML+0.06%) due 01/25/2037(2)	8,393	7,525
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.55% (1 ML+0.46%) due 02/20/2047(2)	178,539	181,664
BANK VRS Series 2018-BN14, Class XA 0.66% due 09/15/2060(1)(3)(4)	9,466,324	270,378
BANK VRS Series 2019-BN24, Class XA 0.76% due 11/15/2062(1)(3)(4)	2,257,985	108,637
BANK VRS Series 2019-BN23, Class XA 0.81% due 12/15/2052(1)(3)(4)	6,811,829	350,890
BANK VRS Series 2017-BNK8, Class XA 0.87% due 11/15/2050(1)(3)(4)	8,521,916	331,629
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(1)(3)(4)	4,570,779	266,236
BANK VRS Series 2019-BN18, Class XA 1.05% due 05/15/2062(1)(3)(4)	2,902,302	174,818
BANK VRS Series 2020-BN28, Class XA 1.90% due 03/15/2063(1)(3)(4)	4,837,631	660,435
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	520,947
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(1)	1,190,000	1,341,052
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	253,369
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(1)	1,325,000	1,471,996
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	793,898	814,363
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	543,785	549,432

Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	675,626	681,521
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	436,921	446,831
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	665,785	679,804
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.26% (1 ML+0.17%) due 01/25/2037(2)	12,147	11,968
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.57% (1 ML+0.48%) due 02/25/2036(2)	33,781	34,024
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.59% (1 ML+0.50%) due 01/25/2036(2)	86,141	107,986
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.27% (1 ML+0.18%) due 10/25/2036(2)	46,670	44,350
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.29% (1 ML+0.20%) due 02/25/2037(2)	120,348	113,636
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 1.19% (1 ML + 1.10%) due 07/25/2029*(2)	90,836	90,951
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.39% (1 ML+ 1.30%) due 03/25/2029*(2)	49,038	49,038
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/25/2029*(2)	428,993	428,993
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.65% due 01/15/2051(1)(3)(4)	2,612,436	71,017
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.67% due 07/15/2051(1)(3)(4)	4,474,559	116,141
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(1)(3)(4)	9,211,961	367,554
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.20% due 08/15/2052(1)(3)(4)	2,029,299	125,565
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(1)(3)(4)	5,786,531	439,114
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(1)(3)(4)	2,169,965	259,528
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(1)(3)(4)	1,258,902	142,157
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,230,740
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	432,000	445,915
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	335,732
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(3)	1,000,000	1,146,579
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1RR 1.40% (3ML+1.21%) due 04/20/2034*(6)	680,000	679,829
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.26% (3 ML+1.10%) due 04/20/2034*(6)	795,000	794,800
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.35% (3 ML+1.15%) due 04/19/2034*(6)	1,505,000	1,504,618
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(2)(3)	417,656	416,697
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(5)	861,683	874,381
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.01% (1 ML+0.92%) due 10/15/2036*(1)	1,113,477	1,114,931
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.02% (1 ML+1.00%) due 04/15/2034*(1)	200,000	200,000
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.65% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	676,682
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	89,403	90,436
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	156,664	158,939

CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	72,700	73,835
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	129,770	131,528
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(3)	1,300,000	1,429,540
CF Hippolyta LLC Series 2021-1A, Class B1 1.98% due 03/15/2061*	115,000	116,031
CF Hippolyta LLC Series 2020-1, Class A2 1.99% due 07/15/2060*	242,081	245,905
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.03% due 12/25/2035(2)(3)	78,314	78,453
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.71% due 12/25/2045*(2)(3)	130,921	135,069
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	132,650	124,520
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.04% due 09/25/2047(2)(3)	99,505	95,388
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 0.99% (3 ML+0.80%) due 01/20/2028*(6)	1,303,818	1,302,339
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(3)	543,580	552,469
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(6)	975,000	979,349
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.07% due 07/10/2047(1)(3)(4)	3,043,465	73,903
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.17% due 04/10/2048(1)(3)(4)	2,872,337	97,117
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,128,589
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,362,674
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(3)	188,883	190,844
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(5)	361,774	362,825
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(3)	795,995	821,544
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(3)	684,929	683,359
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.33% (3 ML+1.15%) due 10/25/2028*(6)	710,170	710,564
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.00% (1 ML+0.90%) due 10/15/2034*(1)	952,114	952,683
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	895,049
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.63% (1 ML+0.54%) due 01/25/2036(2)	85,324	84,932
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.73% (1 ML+0.64%) due 11/25/2035(2)	33,168	29,571
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.89% (1 ML+0.80%) due 12/25/2035(2)	61,524	50,362
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	106,867	67,525
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.77% (1 ML+0.68%) due 03/25/2035(2)	35,706	33,338
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 2.61% due 06/20/2035(2)(3)	36,717	38,055
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 2.76% due 11/20/2035(2)(3)	20,271	18,629
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	355,000	355,722
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(2)(3)	1,107,349	1,107,559
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(1)(3)(4)	9,118,052	215,901
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 2.06% due 01/15/2049(1)(3)(4)	1,795,290	132,881

CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	235,627
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	696,980	738,934
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,558,949
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(2)(3)	361,642	362,146
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(3)	450,511	474,644
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(3)	1,536,000	1,699,520
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(1)(3)(4)	957,887	98,091
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,729,393
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(2)(3)	333,210	332,884
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	522,624	524,171
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.24% (1 ML+0.15%) due 12/25/2036(2)	127,757	123,922
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.24% (1 ML+0.15%) due 03/25/2037(2)	10,926	10,927
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	500,000	517,415
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	335,750	363,258
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	741,000	772,722
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	483,431
Dryden 57 CLO, Ltd. FRS Series 2018-57A, Class A 1.17% (3 ML + 1.01%) due 05/15/2031*(6)	1,160,000	1,161,250
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.04% (12 MTA+0.92%) due 03/19/2046(2)	195,763	174,312
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.79% (1 ML+1.70%) due 11/25/2028*(2)	232,975	233,132
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(2)(3)	291,123	290,434
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,093,566
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	328,827
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.40% (1 ML+0.31%) due 09/25/2036	495,000	469,853
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(2)(3)	660,000	658,631
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 1.99% (1 ML+1.90%) due 11/26/2029*(2)	327,972	327,972
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	53,827	53,873
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	91,202	92,253
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 2.96% due 09/19/2035(2)(3)	18,730	17,863
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.05% due 04/19/2036(2)(3)	130,658	114,167
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.25% (1 ML+0.16%) due 02/25/2037(2)	2,397	6,099
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 1.52% (12 MTA+1.40%) due 10/25/2045(2)	128,464	108,407
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,310,937
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	176,749
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.79% due 02/13/2053(1)(3)(4)	5,046,435	238,610

GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	1,199,000	1,285,928
GS Mtg. Securities Corp. Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,437,333
GS Mtg. Securities Corp. Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,255,000	1,381,805
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,238,431
GSAA Home Equity Trust Series 2005-7, Class AF4 5.56% due 05/25/2035(5)	256,614	253,613
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.17% (1 ML+0.16%) due 02/25/2037	323,483	133,039
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.19% (1 ML+0.10%) due 12/25/2046	27,146	16,884
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.23% (1 ML+0.14%) due 12/25/2046	61,250	24,651
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.27% (1 ML+0.18%) due 12/25/2036	11,736	4,439
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.41% (1 ML+0.32%) due 04/25/2047	117,417	69,156
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.69% (1 ML+0.60%) due 03/25/2036	13,908	9,326
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	286,426	119,395
GSAA Home Equity Trust Series 2006-15, Class AF6 6.38% due 09/25/2036(5)	88,438	34,772
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.39% (1 ML+0.30%) due 01/25/2037(2)	346,682	88,850
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.88% due 10/25/2035(2)(3)	54,534	39,511
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 2.93% due 01/25/2036(2)(3)	61,717	62,675
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.93% due 01/25/2036(2)(3)	4,765	4,866
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.28% (1 ML+0.19%) due 01/19/2038(2)	7,721	7,403
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.33% (1 ML+0.24%) due 12/19/2036(2)	170,173	166,938
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.32% (3 ML + 1.12%) due 04/20/2034*(6)	1,595,000	1,594,598
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	100,000	100,266
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	210,186
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	188,479	189,081
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	59,844
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,469
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	25,275	25,578
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.36% (1 ML+0.27%) due 02/25/2036	200,000	196,623
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.65% (1 ML+0.56%) due 07/25/2035(2)	3,718	3,057
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.00% due 12/25/2036(2)(3)	144,952	138,471
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.05% due 04/25/2037(2)(3)	122,580	84,167
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	313,429
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,202,413
JPMorgan Chase Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(1)	1,355,000	1,505,387

JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	314,446
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	903,798	922,003
JPMorgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.04% due 05/25/2036(2)(3)	55,354	49,948
KKR CLO, Ltd. FRS Series 22A, Class A 1.34% (3 ML+1.15%) due 07/20/2031*(6)	1,440,000	1,443,603
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(2)(5)	348,982	349,349
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(5)	455,184	454,054
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(5)	704,972	707,026
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(5)	929,819	935,214
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.28% (1 ML+0.19%) due 11/25/2046(2)	246,854	232,774
LIFE Mtg. Trust FRS Series 2021-BMR, Class D 1.50% (1 ML+1.40%) due 03/15/2038*(1)	205,000	205,782
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.90% (1 ML+1.80%) due 02/01/2026*(2)	743,989	745,735
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.60% (1 ML + 2.50%) due 05/01/2024*(2)	770,367	760,116
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(6)	1,275,000	1,274,681
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 2.88% due 11/21/2034(2)(3)	37,526	37,892
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	465,000	466,373
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 2.54% due 07/25/2035(2)(3)	110,720	73,445
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(3)	226,925	231,853
MFA Trust VRS Series 2020-NQM3, Class A1 1.01% due 01/26/2065*(2)(3)	146,326	146,430
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(3)	630,725	629,706
MFRA Trust Series 2021-NPL1, Class A1 2.36% due 03/25/2060*(5)	1,169,598	1,169,742
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(3)	1,214,507	1,249,796
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.47% due 08/25/2058*(3)	663,966	690,682
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.39% (1 ML+0.30%) due 06/25/2036	4,416	3,992
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.13% due 12/15/2047(1)(3)(4)	1,774,040	49,485
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	845,700
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.51% due 06/15/2050(1)(3)(4)	1,499,700	86,220
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,591,561
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.26% (1 ML+0.17%) due 11/25/2036	230,700	92,050
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 0.97% (1 ML+0.90%) due 12/15/2033*(1)	300,000	299,623
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 1.90% (1 ML+1.80%) due 12/15/2033*(1)	575,000	573,049
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	375,000	376,170

New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.84% (1 ML + 0.75%) due 01/25/2048*(2)	712,813	714,135
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 09/25/2058*(2)(3)	502,308	502,259
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(2)	622,507	630,487
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(3)	235,945	238,266
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(3)	545,624	568,621
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(3)	580,657	614,970
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(3)	555,524	589,992
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(3)	999,745	1,063,491
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(3)	1,034,159	1,104,297
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(3)	857,807	918,246
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(3)	631,582	672,468
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(3)	884,653	946,439
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(3)	550,520	580,016
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(3)	1,086,606	1,083,620
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.61% due 06/25/2036(2)(3)	95,626	84,383
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	158,975	160,476
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(2)(3)	1,095,988	1,093,237
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 07/25/2058*(2)(3)	236,058	237,423
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	331,671
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 1.20% (3 ML+1.01%) due 07/17/2029*(6)	314,998	315,151
OZLM, Ltd. FRS Series 2015-12A, Class A1R 1.24% (3 ML+1.05%) due 04/30/2027*(6)	910,004	910,254
OZLM, Ltd. FRS Series 2018-18A, Class A 1.26% (3 ML+1.02%) due 04/15/2031*(6)	870,000	870,358
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.10% (1 ML+2.00%) due 03/27/2024*(2)	328,749	328,088
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(5)	205,999	206,485
Preston Ridge Partners Mtg. VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(2)(3)	318,019	319,710
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(5)	732,021	735,899
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(2)(5)	1,305,000	1,303,738
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(5)	645,000	644,170
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(2)(5)	523,831	526,389
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(5)	687,989	686,975
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(2)(3)	313,503	314,054
RALI Series Trust FRS Series 2006-QA3, Class A2 0.69% (1 ML+0.60%) due 04/25/2036(2)	344,512	322,733
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	50,931	51,429
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/25/2026*(2)(5)	572,478	571,597
Regatta VI Funding, Ltd. FRS Series 2016-1A, Class AR2 1.29% (3 ML+1.16%) due 04/20/2034*(6)	1,100,000	1,099,724
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(5)	338,398	145,733

Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(5)	152,573	84,603
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.37% due 04/25/2037(2)(3)	13,735	12,579
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.23% (3 ML + 1.15%) due 07/15/2035*(6)	1,305,000	1,304,876
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.19% (3 ML + 1.11%) due 07/15/2036*(6)	1,080,000	1,079,747
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	135,000	136,689
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	216,539	215,409
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.27% (1 ML+0.18%) due 07/25/2036	157,050	73,077
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,271,396
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	64,483	65,455
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(6)	1,255,000	1,254,677
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.27% (1 ML+0.18%) due 07/25/2037	34,280	32,930
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.59% (1 ML+0.50%) due 11/25/2036	290,000	280,105
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(5)	1,123,799	1,126,338
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(2)(3)	1,025,567	1,028,224
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(2)(3)	403,449	403,262
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.39% (1 ML+0.30%) due 09/25/2034(2)	16,017	15,242
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.55% (1 ML+0.46%) due 02/25/2036(2)	90,496	86,518
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	290,000	289,281
Symphony CLO, Ltd. FRS Series 2014-14A, Class AR 1.18% (3 ML+0.95%) due 07/14/2026*(6)	617,738	618,314
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(2)(5)	640,000	640,323
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(3)	1,207,632	1,232,355
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	105,460
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	153,692
Triangle Re, Ltd. FRS Series 2021-2, Class M1A 2.14% (1 ML +2.05%) due 10/25/2033*(2)	495,000	497,017
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(2)(5)	722,171	722,335
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(2)(5)	232,138	232,208
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(6)	1,255,000	1,254,674
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.43% (3 ML+1.24%) due 04/15/2034*(6)	485,000	484,876
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(2)(5)	237,443	237,531
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(2)(3)	611,643	612,319
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(3)	445,185	445,332
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(5)	445,326	450,918
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,227,459

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 0.95% (12 MTA+0.82%) due 12/25/2046(2)	264,393	244,171
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.00% (12 MTA+0.88%) due 10/25/2046(1)(2)	112,429	105,650
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 1.84% (COFI 11+1.50%) due 11/25/2046(2)	45,098	44,274
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 2.78% due 06/25/2037(2)(3)	95,782	93,202
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 0.69% (1 ML+0.60%) due 07/25/2036(2)	55,493	36,529
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 0.95% (12 MTA+0.83%) due 11/25/2046(2)	94,075	85,642
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML + 1.17%) due 07/20/2032*(6)	920,000	919,764
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(1)(3)(4)	5,631,029	182,888
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.23% due 05/15/2048(1)(3)(4)	2,778,773	89,874
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050	1,365,000	1,502,655
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(1)(3)	75,000	76,806
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 2.71% due 10/25/2036(2)(3)	40,177	38,467
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	1,130,000	1,140,034
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	434,250	461,816
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	395,000	399,958
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	785,000	807,310
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	159,600	165,566
Total Asset Backed Securities (cost $135,566,545)		137,339,549

U.S. CORPORATE BONDS & NOTES — 28.0%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 5.04% due 05/01/2027	1,330,000	1,535,329
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	280,000	342,757
Northrop Grumman Corp. Senior Notes 5.15% due 05/01/2040	720,000	945,607
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	860,000	956,789
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	217,978
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	251,046
Teledyne Technologies, Inc. Company Guar. Notes 2.75% due 04/01/2031	106,000	109,000
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	180,491
		4,538,997
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	190,000	201,425
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	75,000	77,625
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	73,000	77,927
		356,977
Airlines — 0.0%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	180,000	225,900
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	15,000	15,563

United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	38,000	39,330
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	11,000	11,385
		292,178
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	151,000	158,882
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	128,000	139,700
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	800,000	849,129
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	55,000	58,284
		1,047,113
Auction Houses/Art Dealers — 0.0%
Sotheby's Senior Sec. Notes 7.38% due 10/15/2027*	85,000	91,694
Auto-Cars/Light Trucks — 0.5%
BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	171,000	188,619
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	223,000	236,938
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	97,000	115,673
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	16,000	21,040
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	270,000	282,825
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	849,651
General Motors Co. Senior Notes 6.13% due 10/01/2025	275,000	325,663
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	360,000	357,775
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	1,935,000	1,925,875
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	75,000	75,597
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	124,000	130,605
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	120,000	127,935
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	169,000	172,345
		4,810,541
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	75,000	73,715
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	55,000	58,162
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	85,000	85,695
		217,572
Banks-Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	189,000	215,074
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	428,000	499,344
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	336,000	337,028
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	308,533
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	184,000	280,643
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	69,000	73,620
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	415,000	423,562
Signature Bank Sub. Notes 4.00% due 10/15/2030	266,000	282,442
SVB Financial Group Senior Notes 2.10% due 05/15/2028	111,000	112,679
Texas Capital Bancshares, Inc. Sub. Notes 4.00% due 05/06/2031	152,000	157,920

Truist Bank Sub. Notes 2.25% due 03/11/2030	1,745,000	1,771,133
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	209,000	212,049
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	262,261
		4,936,288
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	1,070,000	1,122,788
State Street Corp. Senior Notes 2.35% due 11/01/2025	1,205,000	1,266,967
		2,389,755
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	480,000	503,352
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	440,000	463,307
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	50,000	51,882
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	2,770,000	2,898,999
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	704,598
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	1,008,787
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	134,000	137,156
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	461,000	525,906
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	205,000	259,351
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	366,587
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	315,000	430,298
		7,350,223
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	80,000	80,083
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	44,000	45,790
		125,873
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.25% due 01/05/2032	1,625,000	1,665,766
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	140,000	145,847
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	135,000	141,920
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	600,000	703,037
		2,656,570
Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	253,000	319,292
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	506,000	618,875
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,079,000	1,354,026
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	955,000	1,260,506
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	348,858
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	140,000	157,955
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,881
		4,065,393
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	793,000	850,511
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	558,484
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	617,000	653,576

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	323,000	408,780
Fox Corp. Senior Notes 4.03% due 01/25/2024	150,000	162,507
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	116,000	125,745
		2,759,603
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	462,000	485,770
Owens Corning Senior Notes 4.30% due 07/15/2047	120,000	139,642
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	75,000	71,791
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	690,000	711,562
		1,408,765
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	65,000	66,138
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	177,000	185,826
Building Products-Cement — 0.0%
Eagle Materials, Inc. Senior Notes 2.50% due 07/01/2031	98,000	97,331
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	77,000	81,813
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.13% due 02/15/2051	95,000	94,306
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	555,000	647,963
Cable/Satellite TV — 1.3%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	85,000	86,700
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	114,000	118,845
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	37,773
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	28,949
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	720,000	692,717
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	46,000	46,056
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	200,000	196,472
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	129,000	148,268
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	24,608
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,670,000	2,047,773
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	71,000	95,030
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,070,000	2,852,493
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	960,738
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	755,000	804,009

Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	130,000	142,998
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	90,898
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	570,000	643,361
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	59,884
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	169,000	201,320
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	116,000	143,886
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,485
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	55,000	70,166
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	84,218
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	259,998
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	600,000	609,700
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	649,000	692,388
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	1,020,000	963,808
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	65,097
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	70,000	73,504
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	313,989
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	161,824
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	145,000	197,663
		12,921,618
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	100,000	106,450
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	80,000	84,837
Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	1,230,000	1,247,527
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	218,000	215,312
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	780,000	845,399
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	85,000	86,539
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	1,315,000	1,468,250
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	460,000	547,737
		4,410,764
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	490,000	530,887
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	295,000	294,379
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	420,000	444,470
		1,269,736
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	176,000	179,669
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	67,000	69,660
		249,329
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	56,000	56,339
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	94,508

SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	86,000	85,893
		180,401
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,567
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	57,000	62,040
		72,607
Commercial Services-Finance — 0.2%
Block Financial LLC Company Guar. Notes 2.50% due 07/15/2028	155,000	155,768
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	478,000	503,257
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	1,345,000	1,435,653
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	168,000	168,825
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	85,000	83,937
		2,347,440
Computer Services — 0.4%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	75,000	77,590
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	55,000	57,888
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	930,000	948,600
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	175,000	178,937
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	1,155,000	1,153,698
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	555,000	621,540
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	554,000	602,032
		3,640,285
Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	55,000	53,197
Computers — 0.4%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	575,000	581,885
Apple, Inc. Senior Notes 2.05% due 09/11/2026	111,000	116,227
Apple, Inc. Senior Notes 2.20% due 09/11/2029	605,000	630,404
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	178,831
Apple, Inc. Senior Notes 3.85% due 05/04/2043	260,000	309,279
Apple, Inc. Senior Notes 4.45% due 05/06/2044	605,000	780,363
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036	150,000	229,571
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	278,000	281,215
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	137,000	184,151
HP, Inc. Senior Notes 2.20% due 06/17/2025	545,000	565,875
HP, Inc. Senior Notes 3.00% due 06/17/2027	395,000	423,220
		4,281,021
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	52,000	53,235
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	75,000	77,344
		130,579
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	195,000	197,925
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	220,000	225,084
		423,009

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,121,570
Silgan Holdings, Inc. Company Guar. Notes 4.75% due 03/15/2025	63,000	64,024
		1,185,594
Containers-Paper/Plastic — 0.0%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	98,000	100,066
Cosmetics & Toiletries — 0.0%
Coty, Inc. Senior Sec. Notes 5.00% due 04/15/2026*	75,000	76,048
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	97,000	98,266
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	75,000	75,750
		250,064
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	635,000	634,605
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	765,000	793,252
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	510,000	552,149
		1,980,006
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	1,100,000	1,171,500
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	100,000	102,646
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	70,000	75,713
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	115,000	113,160
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	82,000	86,305
		199,465
Diversified Banking Institutions — 4.3%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	256,000	260,341
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	1,005,000	1,013,424
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	1,046,000	1,094,622
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,097,281
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	490,000	505,721
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	1,069,000	1,135,305
Bank of America Corp. Senior Notes 3.48% due 03/13/2052	65,000	71,164
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	106,000	117,272
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	295,000	314,509
Bank of America Corp. Senior Notes 3.95% due 01/23/2049	595,000	691,097
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	161,000	188,944
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,735,000	2,074,806
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	104,000	116,576
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	545,873
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	950,840
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	106,000	106,294
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	1,550,000	1,580,791
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	855,000	911,113
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	210,000	230,094

Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	148,000	163,312
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,730,000	1,913,916
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	405,000	459,703
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	945,000	1,067,565
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	124,000	141,658
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	138,000	181,285
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	368,000	489,371
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	150,000	149,676
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	210,000	203,773
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	1,705,000	1,743,804
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,650,296
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	95,000	99,487
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	144,000	156,647
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,575,000	1,710,765
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	210,000	256,045
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	854,606
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	565,000	822,766
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	176,000	176,080
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	407,000	420,331
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	95,000	95,770
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	383,000	365,380
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	370,000	380,486
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,040,000	1,093,645
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	210,000	218,067
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	285,000	295,711
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	1,100,000	1,146,622
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,174,034
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,355,213
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,117,729
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	1,455,000	1,550,162
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	419,357
Morgan Stanley Senior Notes 0.79% due 05/30/2025	45,000	44,821
Morgan Stanley Senior Notes 1.59% due 05/04/2027	1,075,000	1,082,165
Morgan Stanley Senior Notes 1.79% due 02/13/2032	1,575,000	1,515,071
Morgan Stanley Senior Notes 1.93% due 04/28/2032	830,000	807,753
Morgan Stanley Senior Notes 2.70% due 01/22/2031	820,000	859,585
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,566,334
Morgan Stanley Senior Notes 3.22% due 04/22/2042	112,000	118,840
Morgan Stanley Senior Notes 3.63% due 01/20/2027	402,000	445,778

Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	556,457
Morgan Stanley Senior Notes 3.88% due 01/27/2026	860,000	961,540
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	601,470
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	29,000	33,447
		43,472,590
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	830,000	926,448
General Electric Co. Senior Notes 4.35% due 05/01/2050	149,000	180,321
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	113,000	121,011
		1,227,780
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	441,556
E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	152,000	154,304
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	938,000	984,900

GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	81,000	85,151
		1,224,355
Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	120,000	118,128
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	529,009
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	288,097
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	393,000	417,747
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	79,125
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	95,000	100,312
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	360,000	452,909
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	901,730

Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	394,447
		3,163,376
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	126,000	149,382
Leeward Renewable Energy Operations LLC Company Guar. Notes 4.25% due 07/01/2029*	11,000	11,165
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	79,000	76,255
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	65,000	67,288
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	133,250
		437,340
Electric-Integrated — 2.3%
AES Corp. Senior Notes 2.45% due 01/15/2031*	216,000	213,957
AES Corp. Senior Notes 3.30% due 07/15/2025*	530,000	565,563
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	595,000	646,220
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	533,740
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	124,000	136,603
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	298,000	320,149
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	555,000	573,547

Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	41,871
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	216,000	225,162
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	28,000	31,815
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	240,000	301,748
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	237,000	286,716
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	360,000	374,176
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	225,000	249,679
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	94,344
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	56,551
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	13,952
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	1,535,000	1,550,178
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	675,000	653,743
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	172,604
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,086,967
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	460,000	464,097
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	52,000	56,908
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	144,000	171,101
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	981,303
Exelon Corp. Senior Notes 4.70% due 04/15/2050	156,000	197,188
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	97,750
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	345,000	331,200
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	145,000	140,650
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	20,000	23,980
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	205,000	280,422
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	229,000	231,002
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	595,620
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	240,977
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	93,000	100,374
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	890,000	957,617
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	1,475,000	1,658,142
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	497,000	503,841
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	459,655
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	273,985
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.50% due 07/01/2040	40,000	40,052
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	230,000	223,494
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,585,000	1,487,174
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	105,000	97,719
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	115,000	110,426

PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	146,006
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	208,000	202,939
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	153,000	172,680
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	106,000	129,328
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	480,000	509,011
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,800,000	1,937,498
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	115,000	122,336
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	390,000	561,277
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	301,000	303,113
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	210,000	206,663
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	95,000	98,641
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	210,000	210,184
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	393,688
Southern Co. Senior Notes 3.70% due 04/30/2030	200,000	220,791
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	75,030
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	120,000	129,816
		23,272,963
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	715,000	753,288
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	201,179
		954,467
Electronic Components-Semiconductors — 1.0%
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	420,000	441,573
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	1,161,000	1,222,127
Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	92,000	94,413
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	127,000	142,568
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	3,020,000	3,569,626
Intel Corp. Senior Notes 2.45% due 11/15/2029	405,000	426,676
Intel Corp. Senior Notes 3.10% due 02/15/2060	695,000	710,773
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	845,000	861,967
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	650,000	674,398
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023	1,265,000	1,317,358
NVIDIA Corp. Senior Notes 3.50% due 04/01/2040	615,000	698,208
		10,159,687
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	17,776
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	266,000	267,011
		284,787
Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	77,000	79,214

Enterprise Software/Service — 0.6%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 06/30/2028*	15,000	15,076
Clarivate Science Holdings Corp. Senior Notes 4.88% due 06/30/2029*	51,000	52,339
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	70,000	72,625
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,649,000	1,694,039

Oracle Corp. Senior Notes 2.88% due 03/25/2031	1,150,000	1,198,035
Oracle Corp. Senior Notes 3.60% due 04/01/2040	805,000	849,828
Oracle Corp. Senior Notes 3.80% due 11/15/2037	228,000	250,117
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,115,000	1,184,893
Oracle Corp. Senior Notes 3.95% due 03/25/2051	350,000	383,110
Oracle Corp. Senior Notes 4.10% due 03/25/2061	508,000	563,425
		6,263,487
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	104,000	109,460
Finance-Commercial — 0.1%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	30,000	31,508
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	665,000	775,712
		807,220
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	119,925
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	31,000	31,882
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	96,000	108,346
Synchrony Financial Senior Notes 4.50% due 07/23/2025	495,000	553,752
		813,905
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	85,000	87,337
American Express Co. Senior Notes 3.40% due 02/22/2024	107,000	114,492
American Express Co. Senior Notes 4.20% due 11/06/2025	87,000	98,626
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	830,000	895,810
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	164,000	171,517
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	395,000	413,047
Visa, Inc. Senior Notes 0.75% due 08/15/2027	50,000	48,492
		1,829,321
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	100,000	102,750
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	59,000	59,295
		162,045
Finance-Leasing Companies — 0.1%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	970,000	977,702
Finance-Mortgage Loan/Banker — 0.0%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	104,000	114,629
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	48,000	47,400
		162,029
Financial Guarantee Insurance — 0.0%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 3.15% due 06/15/2031	81,000	84,134
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	42,000	48,130
		132,264
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	470,000	479,288
Food-Meat Products — 0.1%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	134,000	134,295
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	727,656
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	96,000	104,986

Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	83,000	96,702
		1,063,639
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	290,000	318,101
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	134,333
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	141,000	188,007
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	80,000	81,600
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	544,167
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	29,000	35,183
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	202,837
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	80,000	79,824
		1,584,052
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	48,495
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	55,000	57,513
		106,008
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	75,000	74,344
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	216,000	258,359
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	120,000	142,493
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	30,000	38,513
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	46,000	71,591
		585,300
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	560,000	548,688
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	785,540
		1,334,228
Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	615,000	646,377
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	77,000	77,532
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	780,000	858,345
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	700,000	775,825
		2,358,079
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,175,000	1,230,813
Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	115,000	117,587
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	35,000	36,663
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	158,000	160,628
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	252,000	290,515
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	75,000	82,624
		688,017

Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	55,000	57,131
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	80,000	76,085
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	80,000	78,880
		212,096
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	48,000	45,713
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	33,000	32,835
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	635,000	644,624
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	585,000	589,226
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	25,000	24,469
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	75,000	73,702
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	71,925
		1,482,494
Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	122,901
Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	96,000	96,030

Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	815,000	834,903
Arthur J. Gallagher & Co. Senior Notes 3.50% due 05/20/2051	67,000	70,226
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	365,000	396,931
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	525,000	561,687
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	555,897
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	660,000	709,037
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	38,000	42,720
		3,171,401

Insurance-Life/Health — 0.6%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	86,000	87,618
Athene Global Funding Sec. Notes 1.00% due 04/16/2024*	184,000	184,554
Athene Global Funding Sec. Notes 2.67% due 06/07/2031*	157,000	159,204
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	142,000	141,942
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,875,000	2,283,553
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*	231,000	231,302
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	1,225,000	1,219,706
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*	200,000	228,136
Penn Mutual Life Insurance Co. Sub. Notes 3.80% due 04/29/2061*	57,000	59,032
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	128,000	127,737
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	288,000	292,496
Sammons Financial Group, Inc. Senior Notes 3.35% due 04/16/2031*	60,000	61,821
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	81,000	81,139
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	348,293
Unum Group Senior Notes 4.50% due 12/15/2049	495,000	525,232

Voya Financial, Inc. Company Guar. Notes 4.80% due 06/15/2046	15,000	19,004
Western & Southern Life Insurance Co. Sub. Notes 3.75% due 04/28/2061*	59,000	62,700
		6,113,469
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	194,298
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	212,138
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,390,000	1,441,333
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	80,000	89,405
		1,937,174
Insurance-Property/Casualty — 0.1%
Old Republic International Corp. Senior Notes 3.85% due 06/11/2051	107,000	113,717
Progressive Corp. Senior Notes 3.20% due 03/26/2030	310,000	340,717
		454,434
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	745,000	755,408
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	75,000	79,026
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	130,000	132,572
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	69,000	70,114
		281,712
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	185,000	186,027
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	60,000	59,309
		245,336
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	233,000	252,142
John Deere Capital Corp. Senior Notes 1.50% due 03/06/2028	126,000	125,349
		377,491
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,365,000	1,415,098

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	566,433
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	589,946
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	425,000	438,400
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	1,470,000	1,630,566
		3,225,345

Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	10,000	9,684
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,708
		49,392
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030	390,000	449,343
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	1,165,000	1,182,096
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	450,000	457,726
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	300,000	312,859
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	260,000	274,383
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,627
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	1,400,000	1,354,824

Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	565,000	607,375
		4,213,890
Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	850,000	914,329
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,080,000	1,174,070
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	109,000	126,378
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	396,000	475,975
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	305,000	376,071
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	1,490,000	1,490,477
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	958,401
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	230,000	288,989
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	952,000	943,649
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	735,000	711,369
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	170,000	163,126
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	117,000	123,600
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,065,000	1,175,093
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	200,000	206,040
		9,127,567
Medical-Generic Drugs — 0.1%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	73,000	74,642
Upjohn, Inc. Company Guar. Notes 3.85% due 06/22/2040*	94,000	100,055
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	252,000	267,256
		441,953
Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.63% due 12/15/2029	870,000	956,800
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	195,000	199,083
Kaiser Foundation Hospitals Senior Notes 3.00% due 06/01/2051	320,000	330,543
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	157,000	158,490
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	645,000	653,707
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	360,000	402,923
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	118,768
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	254,304
		3,074,618
Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	17,000	17,730
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	68,000	72,590
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	35,000	37,275
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	85,000	92,143
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	1,465,000	1,452,771
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	135,000	143,825
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	115,000	115,040
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	66,000	66,578
Sutter Health Notes 3.36% due 08/15/2050	340,000	361,122

Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	75,000	76,102
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	94,000	100,279
		2,535,455
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	170,000	196,590
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	36,000	37,575
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	52,980
		90,555
Multimedia — 0.2%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	403,000	465,441
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	225,000	259,978
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	1,035,000	1,248,851
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	168,000	165,949
		2,140,219
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	74,000	77,700
Waste Management, Inc. Company Guar. Notes 2.00% due 06/01/2029	255,000	257,876
		335,576
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	105,000	105,472
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	541,000	547,763
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	405,000	423,225
		970,988
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	30,000	30,619
Apache Corp. Senior Notes 4.38% due 10/15/2028	59,000	62,805
Apache Corp. Senior Notes 4.75% due 04/15/2043	45,000	45,955
Apache Corp. Senior Notes 4.88% due 11/15/2027	40,000	43,320
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	100,000	105,232
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	42,000	50,308
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	96,000	102,871
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	107,000	120,742
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	40,000	42,586
Hess Corp. Senior Notes 6.00% due 01/15/2040	254,000	325,965
Hess Corp. Senior Notes 7.13% due 03/15/2033	179,000	242,926
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	1,187,574
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	32,000	33,350
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	67,000	70,960
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	100,000	105,017
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	77,000	80,465
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	158,000	210,463
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	92,000	121,004
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	68,000	70,906

Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	48,000	53,400
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	36,000	42,255
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	74,000	86,395
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	92,000	103,730
		3,338,848
Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	189,000	175,583
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	430,000	413,485
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	180,000	181,901
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	444,000	446,784
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	355,000	391,914
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	740,000	830,550
Chevron Corp. Senior Notes 1.55% due 05/11/2025	239,000	244,989
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	85,000	82,780
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	72,000	88,707
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	102,000	138,695
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	670,000	800,668
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	65,000	68,533
		3,864,589
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	960,000	1,083,031
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	94,000	64,390
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	86,000	87,409
		1,234,830
Oil-Field Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	71,104
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	47,000	49,291
Halliburton Co. Senior Notes 4.75% due 08/01/2043	70,000	81,533
Halliburton Co. Senior Notes 4.85% due 11/15/2035	528,000	622,342
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	75,000	83,814
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	82,000	85,895
		993,979
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	80,000	79,700
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	319,000	358,326
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	471,000	463,398
		901,424
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	114,000	119,688
Pharmacy Services — 0.4%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	1,705,000	1,710,728
Cigna Corp. Senior Notes 3.40% due 03/15/2051	138,000	144,426
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	53,000	51,454

CVS Health Corp. Senior Notes 4.13% due 04/01/2040	285,000	330,897
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	207,000	254,274
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	875,000	1,139,259
		3,631,038
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	100,000	105,227
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	44,000	45,595
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	60,000	61,519
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	30,000	32,250
Cheniere Energy, Inc. Sec. Notes 4.63% due 10/15/2028	52,000	52,194
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	52,000	54,860
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	47,775
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	19,000	22,848
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	23,000	23,353
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	50,000	50,937
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	115,000	131,773
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	1,422,000	1,813,150
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	171,000	197,725
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	510,000	589,705
Energy Transfer Operating LP Senior Notes 6.00% due 06/15/2048	330,000	417,390
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	35,260
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	130,000	139,525
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	323,000	370,077
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	270,000	334,750
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	109,272
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	25,219
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	94,000	98,759
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	179,000	182,539
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	107,000	112,486
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	98,000	106,428
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	109,000	111,452
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	105,000	107,269
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	41,000	49,802
MPLX LP Senior Notes 1.75% due 03/01/2026	290,000	293,250
MPLX LP Senior Notes 5.20% due 03/01/2047	115,000	141,661
MPLX LP Senior Notes 5.20% due 12/01/2047	155,000	189,114
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	125,000	131,250
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	360,000	371,446

NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	76,000	83,972
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	243,000	325,411
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	55,000	55,606
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	143,000	187,382
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	495,000	570,688
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	305,000	361,186
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	305,000	335,763
Sunoco Logistics Partners Operations LP Senior Notes 5.35% due 05/15/2045	35,000	40,512
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	62,000	67,115
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	71,000	80,481
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	190,000	249,274
		8,913,250
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	85,200
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	53,000	53,461
		138,661
Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	90,000	97,650
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	82,850
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	120,000	116,787
American Tower Corp. Senior Notes 2.40% due 03/15/2025	605,000	632,235
Boston Properties LP Senior Notes 2.55% due 04/01/2032	110,000	110,819
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	182,000	196,028
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	41,000	41,866
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	295,000	296,619
Equinix, Inc. Senior Notes 2.50% due 05/15/2031	655,000	666,921
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	166,000	164,862
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	315,000	338,093
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	665,000	716,524
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	669,875
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	220,124
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	70,000	70,525
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	31,000	32,677
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	55,000	52,387
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	258,000	271,019
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	100,000	99,591

MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	33,000	33,330
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	58,190
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	76,000	73,591
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	206,000	205,832
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	107,000	110,038
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 4.88% due 05/15/2029*	43,000	44,481
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	15,000	15,973
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	35,000	35,563
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	550,000	577,140
Service Properties Trust Senior Notes 4.75% due 10/01/2026	14,000	13,808
Service Properties Trust Senior Notes 4.95% due 10/01/2029	10,000	9,863
Service Properties Trust Senior Notes 5.25% due 02/15/2026	15,000	15,112
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	7,000	7,474
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	20,000	20,150
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	105,000	109,200
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	14,000	14,665
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	45,000	45,699
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	50,000	52,299
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	165,000	179,584
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	64,000	64,888
		6,383,832
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	60,000	64,708
Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	45,000	46,350
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	81,000	85,151
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	85,000	76,713
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,047,500
		1,124,213
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	52,000	56,364
Resort/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	65,000	70,421
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	360,000	394,123
Retail-Automobile — 0.0%
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	66,000	68,228
Ken Garff Automotive LLC Senior Notes 4.88% due 09/15/2028*	7,000	7,140
LCM Investments Holdings II LLC Senior Notes 4.88% due 05/01/2029*	14,000	14,350
		89,718

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 3.30% due 04/15/2040	1,040,000	1,140,198
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	1,365,000	1,310,033
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	1,085,000	1,189,524
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	86,000	87,075
		3,726,830
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024*	53,000	53,167
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044	111,000	111,095
		164,262
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	368,000	384,689
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	15,000	14,831
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	60,000	63,000
		77,831
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 3.38% due 05/01/2031	79,000	81,761
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	211,000	252,554
		334,315
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	43,000	45,257
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	110,000	108,900
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	85,000	87,231
Dave & Buster's, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	75,000	80,719
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	832,000	922,695
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	221,000	266,496
		1,511,298
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	100,000	112,125
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	259,000	266,990
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	293,000	318,267
		585,257
Schools — 0.1%
Howard University Notes 2.29% due 10/01/2026	100,000	102,384
Howard University Notes 2.70% due 10/01/2029	250,000	254,590
Howard University Notes 2.80% due 10/01/2030	100,000	102,418
Howard University Notes 2.90% due 10/01/2031	100,000	103,505
Howard University Notes 3.48% due 10/01/2041	95,000	97,123
		660,020
Security Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	200,000	202,758
Brink's Co. Company Guar. Notes 4.63% due 10/15/2027*	45,000	46,913
Brink's Co. Company Guar. Notes 5.50% due 07/15/2025*	29,000	30,740
		280,411
Steel-Producers — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	22,000	23,150
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	44,000	47,465

Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	16,000	16,880
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	62,000	62,387
		149,882
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	185,000	259,261
Telecom Services — 0.0%
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	75,000	77,537
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,955,000	1,921,819
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	39,000	39,205
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	1,177,000	1,194,666
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	617,000	643,400
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	305,000	353,454
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	353,813
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	116,000	141,204
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	344,000	424,031
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	61,000	63,364
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	110,000	111,798
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	142,000	135,746
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	440,000	423,834
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	1,323,000	1,244,827
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	365,000	386,472
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	486,000	519,647
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	181,000	194,042
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	69,000	82,418
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	73,956
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,425,000	1,704,638
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,413,513
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	56,000	57,190
		11,483,037
Television — 0.0%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	31,000	35,960
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	119,340
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	55,000	54,809
		210,109
Theaters — 0.0%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	15,000	15,066
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	56,000	58,100
		73,166
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	95,000	91,919
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	535,000	563,381
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	395,000	375,625
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	360,000	357,610

BAT Capital Corp. Company Guar. Notes 2.73% due 03/25/2031	505,000	496,993
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	2,025,000	2,127,358
		4,012,886
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,523,000	1,515,324
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	75,000	76,487
Transport-Equipment & Leasing — 0.1%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*	845,000	843,285
GATX Corp. Senior Notes 4.35% due 02/15/2024	203,000	220,829
		1,064,114
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	70,000	87,247
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	151,000	177,451
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	1,095,000	1,118,563
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	810,000	779,196
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	91,164
		2,253,621
Transport-Services — 0.0%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 02/20/2034	166,428	165,299
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	88,000	97,451
		262,750
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	845,000	888,699
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	176,000	190,523
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	655,000	721,393
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	86,000	96,718
		1,897,333
Vitamins & Nutrition Products — 0.0%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	100,000	100,500
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	255,000	309,801
Essential Utilities, Inc. Senior Notes 3.35% due 04/15/2050	76,000	78,689
		388,490
Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	710,000	627,098
Total U.S. Corporate Bonds & Notes (cost $271,021,869)		286,737,894
FOREIGN CORPORATE BONDS & NOTES — 5.7%
Agricultural Chemicals — 0.0%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	152,801
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	577,422
Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	200,000	201,784
		779,206
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	22,988	24,338
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	18,000	19,433

Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	42,510	45,698
		89,469
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	947,799	998,743
Applications Software — 0.0%
Elastic NV Senior Notes 4.13% due 07/15/2029*	23,000	23,000
Auto-Cars/Light Trucks — 0.0%
Kia Corp. Senior Notes 1.00% due 04/16/2024*	99,000	99,514
Banks-Commercial — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	154,000	174,735
Bank of Montreal Senior Notes 2.05% due 11/01/2022	347,000	355,058
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	119,000	118,658
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	85,000	84,474
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	207,000	216,613
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	286,000	282,371
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	212,802
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000	445,085
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	455,000	504,561
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	200,000	197,400
ING Groep NV Senior Notes 1.40% due 07/01/2026*	261,000	261,737
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	215,000	222,823
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	249,086
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	200,000	200,828
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	339,000	339,542
		3,865,773
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	1,088,000	1,089,917
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	7,000	7,151
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	56,000	58,520
		65,671
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	200,000	196,034
Casino Hotels — 0.0%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	17,000	17,935
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	200,000	206,000
		223,935
Cellular Telecom — 0.3%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	209,000	216,837
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	207,986
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	735,000	771,750
VEON Holdings BV Senior Notes 3.38% due 11/25/2027*	415,000	417,490
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	93,000	117,378
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	76,000	100,213

Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	650,000	900,226
		2,731,880
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	210,064
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	39,000	39,877
		249,941
Chemicals-Other — 0.0%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	200,000	224,220
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	58,000	62,640
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	70,000	73,588
Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	95,000	99,513
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	16,000	17,380
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	105,000	101,336
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	26,000	27,235
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	93,000	92,884
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	18,000	18,851
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes SR SECURED 5.63% due 02/15/2029*	11,000	11,110
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	103,000	104,133
		472,442
Diversified Banking Institutions — 1.2%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	210,469
Barclays PLC Sub. Notes 3.56% due 09/23/2035	408,000	425,071
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	790,000	780,758
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	200,000	199,793
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	726,294
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	223,000	229,128
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	250,000	237,222
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	154,033
HSBC Holdings PLC Senior Notes 0.98% due 05/24/2025	890,000	889,320
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	785,000	786,868
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	222,659
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	1,725,000	1,995,317
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,737,929
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	975,000	1,052,199
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	214,496
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	347,613
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	200,000	200,320
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	226,000	232,834
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	350,000	354,982
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	200,000	200,670

UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	340,000	371,073
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	628,815
		12,197,863
Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	90,000	93,825
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	857,000	1,028,627
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	975,000	1,003,035
		2,125,487
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	219,931
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	450,000	452,186
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	335,000	379,321
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	79,000	85,913
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	238,000	311,260
		1,228,680
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	508,509
Electric-Distribution — 0.1%
Zorlu Yenilenebilir Enerji AS Senior Sec. Notes 9.00% due 06/01/2026*	555,000	553,433
Electric-Generation — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*	215,000	221,181
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	200,000	211,700
		432,881
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	49,000	56,234
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	105,000	112,378
		168,612
Energy-Alternate Sources — 0.1%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	200,000	223,752
Investment Energy Resources, Ltd. Senior Sec. Notes 6.25% due 04/26/2029*	200,000	216,250
		440,002
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	36,000	36,900
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	45,000	46,416
		83,316
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	214,402
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 3.95% due 05/25/2051	42,000	44,970
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	244,000	280,421
Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	55,000	57,381
Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	730,000	728,067
Tencent Holdings, Ltd. Senior Notes 2.88% due 04/22/2031*	200,000	207,024
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	761,020
		1,696,111
Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	200,000	207,647

Investment Companies — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	200,000	140,000
JAB Holdings BV Company Guar. Notes 3.75% due 05/28/2051*	250,000	267,258
		407,258
Machinery-Construction & Mining — 0.0%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	290,000	291,311
Medical Products — 0.0%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	154,000	163,614
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*	250,000	245,389
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	473,067
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	50,000	49,000
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	266,000	288,881
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	345,000	348,911
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.18% due 07/09/2050	204,000	206,340
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	713,437
		2,079,636
Medical-Hospitals — 0.1%
Rede D'or Finance SARL Company Guar. Notes 4.50% due 01/22/2030*	1,220,000	1,250,500
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	204,000
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	82,406
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	520,000	553,644
		636,050
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	725,000	800,842
Oil Companies-Exploration & Production — 0.3%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	175,000	178,719
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	150,000	153,566
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	175,000	179,725
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	460,000	510,600
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	310,000	310,776
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	1,000,000	1,011,283
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	102,000	105,608
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	45,000	47,940
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	125,000	128,082
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	200,000	203,620
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	540,000	478,710
		3,308,629
Oil Companies-Integrated — 0.4%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	1,540,000	1,586,490
Petro-Canada Senior Notes 5.95% due 05/15/2035	69,000	90,897
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	34,000	29,240
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	34,000	35,913

Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027		25,000	26,361
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		34,000	32,861
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		34,000	30,090
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*		1,055,000	1,043,785
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*		200,000	201,900
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050		500,000	532,666
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051		160,000	173,212
			3,783,415
Paper & Related Products — 0.3%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*		200,000	200,750
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032		1,698,000	1,679,576
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		141,000	147,874
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030		960,000	1,087,680
			3,115,880
Pipelines — 0.2%
Enbridge, Inc. Company Guar. Notes 2.50% due 08/01/2033		109,000	109,162
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*		705,000	691,816
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		1,140,000	1,118,250
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*		400,000	397,044
			2,316,272
Rental Auto/Equipment — 0.1%
Triton Container International, Ltd. Senior Sec. Notes 2.05% due 04/15/2026*		257,000	257,927
Triton Container International, Ltd. Senior Sec. Notes 3.15% due 06/15/2031*		150,000	151,051
			408,978
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		200,000	206,793
Satellite Telecom — 0.0%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		200,000	211,696
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		41,000	39,565
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		89,000	84,772
			336,033
Security Services — 0.0%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		75,000	75,375
Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		695,000	746,868
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,292,000	1,422,329
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		275,000	337,972
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	195,682
			2,702,851
Sovereign — 0.0%
Hazine Mustesarligi Varlik Kiralama AS Senior Notes 5.13% due 06/22/2026*		200,000	199,832
Steel-Producers — 0.1%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	451,249
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023		171,000	172,339
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		230,000	236,636

International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	248,000	241,632
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	164,000	180,465
International Finance Corp. Senior Notes 0.50% due 03/20/2023	259,000	260,078
		1,091,150
Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,060,000	1,058,031
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	150,000	179,721
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	225,000	280,960
		460,681
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	375,000	374,953
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	59,000	92,444
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	31,000	33,713
Total Foreign Corporate Bonds & Notes (cost $56,145,277)		57,953,299
U.S. GOVERNMENT AGENCIES — 25.8%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,024,381
Federal Home Loan Mtg. Corp. — 1.9%
1.74% (6 ML+1.49%) due 02/01/2037 FRS	8,536	8,865
2.00% due 03/01/2051	1,621,967	1,640,981
2.23% (12 ML+1.88%) due 11/01/2037 FRS	99,320	105,606
2.38% due 01/13/2022	1,097,000	1,110,489
2.50% due 01/01/2028	64,075	67,358
2.50% due 04/01/2028	217,978	229,153
2.50% due 03/01/2031	119,765	125,449
2.50% due 10/01/2032	151,922	159,105
2.50% due 11/01/2032	648,913	685,557
3.00% due 08/01/2027	143,107	151,285
3.00% due 10/01/2042	181,419	195,042
3.00% due 11/01/2042	163,458	173,980
3.00% due 02/01/2043	339,537	364,437
3.00% due 04/01/2043	181,940	193,550
3.00% due 08/01/2043	671,266	715,477
3.00% due 07/01/2045	448,006	472,622
3.00% due 10/01/2045	229,736	242,111
3.00% due 08/01/2046	268,380	282,727
3.50% due 01/01/2032	417,438	450,773
3.50% due 11/01/2041	125,079	135,255
3.50% due 03/01/2042	74,776	81,080
3.50% due 08/01/2042	146,555	159,145
3.50% due 09/01/2043	48,757	52,956
3.50% due 03/01/2045	319,847	342,657
3.50% due 07/01/2045	854,689	919,240
3.50% due 08/01/2045	199,715	215,887
3.50% due 10/01/2045	259,770	277,984
3.50% due 11/01/2045	342,163	366,392
3.50% due 01/01/2046	12,198	13,139
3.50% due 11/01/2047	362,264	383,617
4.00% due 09/01/2040	92,209	100,823
4.00% due 07/01/2044	154,572	168,918
4.00% due 10/01/2045	129,387	140,315
4.00% due 01/01/2046	1,068,211	1,156,765
4.00% due 07/01/2049	97,447	105,304
4.00% due 01/01/2050	214,484	228,226
4.50% due 07/01/2045	542,516	583,785
4.50% due 05/01/2048	201,210	217,643
5.00% due 09/01/2031	243,047	266,334
5.00% due 11/01/2043	228,443	261,883
5.00% due 04/01/2048	141,657	155,273
5.50% due 01/01/2036	94,836	110,027
6.00% due 03/01/2040	6,852	8,128
6.25% due 07/15/2032	206,000	302,968
6.75% due 03/15/2031	100,000	147,112
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.74% due 03/25/2027(1)(3)(4)	5,087,109	159,678
Series K124, Class X1 0.81% due 12/25/2030(1)(3)(4)	3,488,863	210,834
Series K122, Class X1 0.97% due 11/25/2030(1)(3)(4)	889,452	63,644
Series K121, Class X1 1.12% due 10/25/2030(1)(3)(4)	1,632,721	133,242
Series K114, Class X1 1.21% due 06/25/2030(1)(3)(4)	2,896,833	257,411
Series K104, Class X1 1.25% due 02/25/2052(1)(3)(4)	2,500,536	210,386
Series K111, Class X1 1.68% due 05/25/2030(1)(3)(4)	1,122,941	136,699

Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(2)	288,382	292,663
Series 4961, Class JB 2.50% due 12/15/2042(2)	522,665	546,892
Series 4740, Class BA 3.00% due 09/15/2045(2)	160,068	164,586
Series 3883, Class PB 3.00% due 05/15/2041(2)	174,420	185,876
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50% due 08/25/2059(2)	490,109	498,923
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	232,680	256,030
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.74% (1 ML+1.65%) due 04/25/2043*(2)	84,251	84,362
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(2)	343,975	345,316
Series 2019-DNA3, Class M2 2.14% (1 ML + 2.05%) due 07/25/2049*(2)	468,457	472,573
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	863,032
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(2)	554,570	563,195
		19,720,765
Federal National Mtg. Assoc. — 4.5%
1.00% due 04/01/2050	952,414	1,000,787
1.79% (6 ML+1.54%) due 09/01/2035 FRS	99,347	103,244
1.88% due 09/24/2026	837,000	877,943
1.94% (12 ML+1.57%) due 05/01/2037 FRS	15,418	16,220
2.00% due 07/01/2035	822,157	848,965
2.00% due 11/01/2035	376,956	390,775
2.00% due 05/01/2036	592,656	611,981
2.00% due 05/01/2041	496,056	505,216
2.00% due 12/01/2050	960,162	971,408
2.00% due 04/01/2051	2,076,138	2,100,475
2.00% due 05/01/2051	346,719	350,971
2.00% due 06/01/2051	698,117	706,301
2.02% (12 ML+1.67%) due 07/01/2039 FRS	72,569	75,704
2.20% (12 ML+1.77%) due 05/01/2040 FRS	87,363	92,239
2.31% (12 ML+1.91%) due 08/01/2035 FRS	58,903	62,378
2.33% (12 ML+1.83%) due 10/01/2040 FRS	35,350	37,378
2.33% (12 ML+1.82%) due 10/01/2040 FRS	20,736	21,932
2.42% (1 Yr USTYCR+2.27%) due 11/01/2036 FRS	33,555	35,667
2.46% (1 Yr USTYCR+2.23%) due 10/01/2035 FRS	76,686	80,647
2.50% due 04/01/2028	162,152	170,422
2.50% due 08/01/2031	467,389	488,908
2.50% due 01/01/2032	586,146	614,094
2.50% due 05/01/2050	683,716	712,333
2.50% due 06/01/2050	702,494	727,794
2.50% due 07/01/2050	1,123,081	1,170,954
2.50% due 10/01/2050	459,192	476,098
2.50% due 05/01/2051	298,334	309,053
2.63% due 09/06/2024	2,025,000	2,164,068
3.00% due 10/01/2027	184,799	195,176
3.00% due 10/01/2030	182,159	192,604
3.00% due 07/01/2034	423,062	445,727
3.00% due 03/01/2042	250,630	265,632
3.00% due 12/01/2042	91,351	97,181
3.00% due 05/01/2043	178,088	188,675
3.00% due 02/01/2045	117,922	124,250
3.00% due 08/01/2046	286,640	304,866
3.00% due 09/01/2046	153,477	161,603
3.00% due 12/01/2046	235,967	249,786
3.00% due 01/01/2047	105,574	111,088
3.00% due 04/01/2047	802,186	845,541
3.00% due 09/01/2048	326,360	343,042
3.00% due 11/01/2048	467,647	490,937
3.00% due 06/01/2049	432,913	459,204
3.00% due 03/01/2050	665,332	700,830
3.50% due 08/01/2026	58,401	62,424
3.50% due 09/01/2026	84,396	90,215
3.50% due 08/01/2027	11,643	12,433
3.50% due 10/01/2028	28,820	31,146
3.50% due 03/01/2042	193,967	210,226
3.50% due 08/01/2042	380,744	409,352
3.50% due 07/01/2045	129,474	139,153
3.50% due 08/01/2045	254,327	272,321
3.50% due 09/01/2045	192,381	205,962

3.50% due 10/01/2045	262,541	283,888
3.50% due 11/01/2045	165,160	176,150
3.50% due 12/01/2045	297,274	318,039
3.50% due 02/01/2046	124,520	133,192
3.50% due 03/01/2046	189,808	202,428
3.50% due 07/01/2046	396,422	428,227
3.50% due 12/01/2047	1,465,220	1,567,076
3.50% due 04/01/2048	837,034	899,092
3.50% due 08/01/2049	276,562	290,608
4.00% due 03/01/2039	163,745	175,678
4.00% due 10/01/2040	60,978	66,401
4.00% due 11/01/2040	118,369	128,975
4.00% due 10/01/2041	111,267	121,802
4.00% due 11/01/2041	80,904	88,133
4.00% due 01/01/2043	447,829	492,213
4.00% due 02/01/2045	383,513	420,808
4.00% due 02/01/2046	22,845	24,772
4.00% due 01/01/2047	372,621	400,986
4.00% due 05/01/2047	59,813	64,256
4.00% due 07/01/2047	759,151	813,586
4.00% due 08/01/2047	144,826	154,898
4.00% due 06/01/2048	407,063	439,916
4.00% due 09/01/2048	345,562	368,969
4.00% due 01/01/2049	414,342	441,524
4.00% due 03/01/2049	57,338	61,084
4.50% due 10/01/2024	12,244	12,837
4.50% due 08/01/2045	522,074	582,621
4.50% due 06/01/2048	480,033	518,727
4.50% due 11/01/2048	286,290	309,289
4.50% due 12/01/2048	371,835	400,590
5.00% due 05/01/2040	75,436	83,988
5.00% due 06/01/2040	10,433	11,889
5.00% due 07/01/2040	293,233	336,401
5.00% due 02/01/2045	301,357	342,053
5.50% due 12/01/2029	18,073	20,175
5.50% due 08/01/2037	99,255	115,173
5.50% due 06/01/2038	45,458	52,941
6.00% due 11/01/2038	5,128	6,077
6.00% due 06/01/2040	43,535	51,469
6.50% due 10/01/2037	438	501
6.63% due 11/15/2030	871,000	1,261,391
7.25% due 05/15/2030	2,260,000	3,353,395
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(2)	193,144	193,919
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(2)	156,611	157,727
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(2)	261,911	260,889
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(2)	513,098	537,838
Series 2014-C04, Class 1M2 4.99% (1 ML+4.90%) due 11/25/2024(2)	147,126	152,116
Series 2015-C04, Class 1M2 5.79% (1 ML+5.70%) due 04/25/2028(2)	88,909	94,189
Series 2016-C02, Class 1M2 6.09% (1 ML+6.00%) due 09/25/2028(2)	51,218	54,053
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	366,687	373,802
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	522,961	533,348
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	269,656	273,963
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	130,523	134,324
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	233,300	240,614
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	218,804	225,652
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	440,635	454,477
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	344,292	358,271
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	443,482	466,682
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	123,464	129,412
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	264,653	276,991
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	472,294	495,668
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	444,948	466,412
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	156,096	167,901
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	139,179	141,655
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	369,413	402,447
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	494,204	517,113
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	361,718	385,743
		45,850,753
Government National Mtg. Assoc. — 5.2%
2.00% due 11/20/2050	1,933,659	1,972,377
2.50% due 12/20/2050	2,228,940	2,308,919
3.00% due 02/20/2045	113,305	120,219
3.00% due 05/20/2045	90,856	96,191
3.00% due 07/20/2045	21,239	22,517
3.00% due 03/20/2046	521,274	550,871
3.00% due 05/20/2046	327,127	345,787
3.00% due 05/20/2050	627,045	654,528
3.00% due July 30 TBA	20,300,000	21,178,609
3.50% due 03/20/2045	77,001	82,031
3.50% due 04/20/2045	115,028	122,569
3.50% due 07/20/2045	37,659	40,260

3.50% due 03/20/2047	173,936	184,392
3.50% due July 30 TBA	8,800,000	9,233,146
3.50% due August 30 TBA	5,500,000	5,772,959
4.00% due 03/15/2039	46,089	50,451
4.00% due 04/15/2039	5,337	5,875
4.00% due 05/15/2039	29,231	31,477
4.00% due 08/15/2039	3,914	4,267
4.00% due 10/15/2039	21,069	23,194
4.00% due 03/15/2040	14,209	15,286
4.00% due 09/15/2040	20,478	22,137
4.00% due 10/15/2040	9,008	9,942
4.00% due 12/15/2040	10,223	11,174
4.00% due 02/15/2041	2,291	2,487
4.00% due 06/15/2041	65,976	74,281
4.00% due 07/15/2041	12,221	13,432
4.00% due 08/15/2041	172,607	188,032
4.00% due 09/15/2041	31,411	34,860
4.00% due 10/15/2041	80,599	88,606
4.00% due 11/15/2041	67,973	73,965
4.00% due 12/15/2041	33,145	36,770
4.00% due 01/15/2042	13,791	14,960
4.00% due 02/15/2042	3,661	3,933
4.00% due 03/15/2042	72,158	79,989
4.00% due 04/15/2042	3,957	4,242
4.00% due 03/20/2044	60,593	66,281
4.00% due 07/20/2045	163,832	177,782
4.00% due 05/20/2048	15,980	16,991
4.50% due 09/15/2033	25,233	28,085
4.50% due 03/15/2039	42,662	48,151
4.50% due 05/15/2039	24,404	27,536
4.50% due 07/15/2039	13,095	14,780
4.50% due 10/15/2039	54,831	61,887
4.50% due 01/15/2040	12,862	14,520
4.50% due 02/15/2040	26,080	29,423
4.50% due 03/15/2040	6,876	7,629
4.50% due 04/15/2040	590	661
4.50% due 05/15/2040	1,869	2,110
4.50% due 07/15/2040	18,693	21,247
4.50% due 04/15/2041	9,629	10,697
4.50% due 05/15/2041	87,978	99,185
4.50% due 06/15/2041	5,384	6,040
4.50% due 07/15/2041	47,338	52,939
4.50% due 08/15/2041	30,339	34,179
4.50% due 04/20/2047	82,837	89,728
4.50% due July 30 TBA	6,800,000	7,246,250
5.00% due 06/15/2033	1,332	1,541
5.00% due 08/15/2033	9,782	11,171
5.00% due 09/15/2033	19,356	22,333
5.00% due 10/15/2033	10,791	12,476
5.00% due 11/15/2033	2,361	2,691
5.00% due 06/15/2034	27,104	30,936
5.00% due 05/15/2035	1,616	1,823
5.00% due 09/15/2035	1,099	1,256
5.00% due 02/15/2036	22,441	25,316
5.00% due 02/20/2036	49,210	55,329
5.00% due 05/15/2036	54,998	62,905
5.00% due 06/15/2036	17,546	19,799
5.00% due 08/15/2038	63,477	73,436
5.50% due 02/15/2032	382	426
5.50% due 03/15/2032	2,172	2,508
5.50% due 12/15/2032	1,415	1,582
5.50% due 01/15/2033	1,253	1,460
5.50% due 02/15/2033	8,256	9,388
5.50% due 03/15/2033	27,821	31,153
5.50% due 04/15/2033	21,759	25,041
5.50% due 06/15/2033	30,313	34,755
5.50% due 07/15/2033	111,868	127,194
5.50% due 08/15/2033	23,205	26,117
5.50% due 09/15/2033	6,453	7,319
5.50% due 12/15/2033	636	711
5.50% due 01/15/2034	35,977	41,582
5.50% due 02/15/2034	26,143	29,210
6.00% due 04/15/2028	43,032	49,395
6.00% due 01/15/2029	7,307	8,189
6.00% due 03/15/2029	16,223	18,185
6.00% due 12/15/2031	2,724	3,053
6.00% due 04/15/2032	5,936	6,976
6.00% due 09/15/2032	5,946	6,999
6.00% due 10/15/2032	42,890	51,043
6.00% due 11/15/2032	8,877	10,493
6.00% due 01/15/2033	1,367	1,627
6.00% due 02/15/2033	15,032	17,869
6.00% due 03/15/2033	5,237	5,995
6.00% due 09/15/2033	11,213	12,589
6.00% due 01/15/2034	61,479	68,909
6.00% due 03/15/2034	12,131	13,601
6.00% due 05/15/2034	1,114	1,246
6.00% due 07/15/2034	3,576	4,016
6.00% due 08/15/2034	21,193	23,770
6.00% due 09/15/2034	1,630	1,835
6.00% due 11/15/2034	61,143	68,723
6.00% due 03/15/2035	10,107	11,334
6.00% due 08/15/2035	35,146	40,280
6.00% due 01/15/2036	19,661	23,257
6.00% due 04/15/2036	11,752	13,175
6.00% due 05/15/2036	18,998	21,818
6.00% due 06/15/2036	28,214	32,928
6.00% due 07/15/2036	3,638	4,078
6.00% due 08/15/2036	32,643	38,205
6.00% due 09/15/2036	11,431	12,844
6.00% due 10/15/2036	90,947	103,042
6.00% due 11/15/2036	23,036	26,815
6.00% due 12/15/2036	7,747	8,823
6.50% due 09/15/2028	1,705	1,902
6.50% due 09/15/2031	831	926
6.50% due 10/15/2031	1,636	1,825
6.50% due 11/15/2031	998	1,113
6.50% due 12/15/2031	3,317	3,700
7.50% due 09/15/2030	12,164	12,310
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)	378,892	382,570

Series 2015-151, Class BA 1.70% due 10/20/2045(2)	202,413	205,157
		53,510,909
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	810,087
Uniform Mtg. Backed Securities — 14.0%
1.50% due July 15 TBA	1,150,000	1,164,296
1.50% due July 30 TBA	1,600,000	1,569,688
2.00% due July 15 TBA	11,900,000	12,278,025
2.00% due July 30 TBA	31,735,000	32,085,821
2.00% due August 30 TBA	28,535,000	28,793,598
2.50% due July 30 TBA	7,300,000	7,555,215
2.50% due August 30 TBA	3,800,000	3,925,281
3.00% due July 15 TBA	3,100,000	3,257,813
3.00% due July 30 TBA	9,500,000	9,904,863
3.00% due August 30 TBA	8,000,000	8,335,625
3.50% due July 30 TBA	19,100,000	20,109,092
4.00% due July 30 TBA	10,300,000	10,970,707
4.50% due July 30 TBA	1,300,000	1,399,480
5.50% due July 30 TBA	1,900,000	2,118,676
		143,468,180
Total U.S. Government Agencies (cost $261,614,038)		264,385,075
U.S. GOVERNMENT TREASURIES — 37.3%
United States Treasury Bonds — 10.2%
0.88% due 02/15/2047 TIPS (8)	1,946,578	2,507,461
1.00% due 02/15/2049 TIPS(8)	360,733	486,379
1.13% due 05/15/2040	4,404,000	3,805,675
1.25% due 05/15/2050	1,968,000	1,607,994
1.38% due 11/15/2040	2,440,000	2,192,950
1.38% due 08/15/2050	3,218,000	2,714,685
1.63% due 11/15/2050	1,305,000	1,172,665
1.88% due 02/15/2041	6,964,000	6,824,720
1.88% due 02/15/2051	1,595,000	1,523,723
2.00% due 02/15/2050	4,354,000	4,280,016
2.25% due 05/15/2041	7,785,000	8,108,564
2.25% due 08/15/2046	1,686,000	1,744,417
2.25% due 08/15/2049	2,431,000	2,519,788
2.38% due 11/15/2049	5,418,000	5,772,498
2.50% due 02/15/2046	3,448,000	3,737,443
2.50% due 05/15/2046	1,283,000	1,390,802
2.75% due 11/15/2042	413,000	465,367
2.75% due 08/15/2047	568,000	646,322
2.75% due 11/15/2047	704,000	801,763
2.88% due 05/15/2043	1,014,000	1,166,932
2.88% due 08/15/2045	2,423,000	2,802,824
2.88% due 11/15/2046	499,000	579,425
2.88% due 05/15/2049	2,491,000	2,918,362
3.00% due 05/15/2042	875,000	1,024,912
3.00% due 11/15/2045	1,642,000	1,942,499
3.00% due 02/15/2047	648,000	770,133
3.00% due 05/15/2047	2,224,000	2,645,691
3.00% due 02/15/2048	1,255,000	1,496,637
3.00% due 08/15/2048	806,000	962,824
3.00% due 02/15/2049	1,783,000	2,135,700
3.13% due 02/15/2043	1,267,000	1,514,906
3.13% due 08/15/2044(15)	3,378,000	4,056,635
3.13% due 05/15/2048	626,000	763,793
3.38% due 05/15/2044	869,000	1,084,247
3.38% due 11/15/2048	1,188,000	1,517,531
3.63% due 08/15/2043	2,006,000	2,585,232
3.63% due 02/15/2044	1,706,000	2,206,471
3.75% due 11/15/2043	1,049,000	1,377,796
3.88% due 08/15/2040	640,000	841,875
4.38% due 11/15/2039	1,082,000	1,505,882
4.38% due 05/15/2040	953,000	1,332,525
4.50% due 02/15/2036	1,034,000	1,420,498
4.63% due 02/15/2040	1,159,000	1,664,523
4.75% due 02/15/2041	1,123,000	1,647,652
5.25% due 11/15/2028	1,045,000	1,341,886
5.25% due 02/15/2029	1,966,000	2,537,292
5.38% due 02/15/2031	1,289,000	1,754,047
6.13% due 11/15/2027	544,000	713,193
6.25% due 08/15/2023	1,613,000	1,816,641
6.38% due 08/15/2027	1,217,000	1,602,447
6.75% due 08/15/2026	377,000	487,847
		104,522,090
United States Treasury Notes — 27.1%
0.13% due 06/30/2022	3,338,000	3,338,782
0.13% due 10/31/2022	520,000	519,756
0.13% due 11/30/2022	1,000,000	999,336
0.13% due 05/15/2023	6,182,000	6,170,167
0.13% due 12/15/2023	100,000	99,477
0.13% due 01/15/2024	4,647,000	4,618,864
0.25% due 06/30/2025	2,161,000	2,123,351
0.25% due 08/31/2025	6,066,000	5,945,865
0.38% due 04/30/2025	3,294,000	3,259,645
0.38% due 07/31/2027	3,665,000	3,514,821
0.38% due 09/30/2027	6,239,000	5,963,850
0.50% due 03/15/2023	6,231,000	6,262,398
0.50% due 02/28/2026	4,049,000	3,989,372
0.50% due 05/31/2027	5,410,000	5,240,515
0.50% due 10/31/2027	6,469,000	6,223,633
0.63% due 03/31/2027	3,002,000	2,938,794
0.63% due 12/31/2027	6,216,000	6,013,494

0.63% due 05/15/2030	7,346,000	6,872,240
0.63% due 08/15/2030(15)(17)	20,878,000	19,466,288
0.75% due 04/30/2026	500,000	497,734
0.88% due 11/15/2030	6,958,000	6,622,059
1.38% due 08/31/2023	7,396,000	7,570,788
1.50% due 02/28/2023	6,709,000	6,853,925
1.50% due 09/30/2024	4,507,000	4,650,485
1.50% due 08/15/2026	7,344,000	7,565,468
1.50% due 02/15/2030	875,000	884,297
1.63% due 08/15/2022	3,220,000	3,274,841
1.63% due 11/15/2022	4,550,000	4,641,889
1.63% due 10/31/2023	4,501,000	4,637,612
1.63% due 02/15/2026	4,015,000	4,163,210
1.63% due 05/15/2026	3,971,000	4,117,586
1.63% due 08/15/2029	844,000	863,880
1.63% due 05/15/2031	6,125,000	6,226,445
1.75% due 07/31/2021	120,000	120,170
1.75% due 05/15/2023	4,495,000	4,622,124
1.75% due 07/31/2024	1,377,000	1,431,112
1.88% due 11/30/2021	5,512,000	5,553,340
1.88% due 10/31/2022	3,569,000	3,651,115
1.88% due 08/31/2024	4,617,000	4,816,830
2.00% due 11/30/2022	6,690,000	6,863,522
2.00% due 02/15/2023	7,666,000	7,889,692
2.00% due 05/31/2024	2,637,000	2,755,974
2.00% due 02/15/2025	5,373,000	5,642,699
2.00% due 08/15/2025	3,825,000	4,026,111
2.00% due 11/15/2026	4,877,000	5,149,045
2.13% due 02/29/2024	2,824,000	2,954,610
2.13% due 03/31/2024	3,254,000	3,406,658
2.13% due 07/31/2024	4,388,000	4,609,114
2.13% due 09/30/2024	1,983,000	2,085,946
2.13% due 05/15/2025	2,689,000	2,840,046
2.25% due 11/15/2024	3,725,000	3,938,169
2.25% due 12/31/2024	3,515,000	3,720,133
2.25% due 11/15/2025	2,574,000	2,739,299
2.25% due 02/15/2027	1,843,000	1,970,714
2.25% due 08/15/2027	1,496,000	1,600,778
2.25% due 11/15/2027	2,095,000	2,242,305
2.38% due 03/15/2022	788,000	800,743
2.38% due 08/15/2024	5,657,000	5,989,791
2.38% due 05/15/2027	2,595,000	2,794,997
2.50% due 08/15/2023	6,555,000	6,862,778
2.50% due 05/15/2024	3,886,000	4,116,580
2.63% due 03/31/2025	3,886,000	4,174,718
2.63% due 02/15/2029	2,013,000	2,208,953
2.75% due 02/15/2028	3,272,000	3,607,380
2.88% due 07/31/2025	2,474,000	2,690,572
2.88% due 05/15/2028	3,369,000	3,744,986
		277,751,871
Total U.S. Government Treasuries (cost $369,768,869)		382,273,961
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000	99,875
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000	409,070
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	435,352
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	160,000	180,301
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	925,000	933,888
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000	1,637,595
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	60,000	60,000
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	460,727	492,416
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	73,481
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000	228,317
Total Municipal Bonds & Notes (cost $4,238,002)		4,550,295
LOANS(9)(10)(11) — 1.6%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.69% (3 ML +3.50%) due 08/21/2026	137,550	134,197
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.35% (1 ML +2.25%) due 05/30/2025	202,243	199,083
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027	100,000	105,563

WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026		98,500	96,456
			202,019
Applications Software — 0.0%
RealPage, Inc. FRS 1st Lien 3.75% (1 ML +3.25%) due 04/24/2028		100,000	99,662
SS&C Technologies, Inc. FRS BTL-B3 1.85% (1 ML +1.75%) due 04/16/2025		22,316	22,049
SS&C Technologies, Inc. FRS BTL-B5 1.85% (1 ML +1.75%) due 04/16/2025		97,189	96,068
			217,779
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	96,675	113,694
Clarios Global LP FRS BTL-B 3.35% (1 ML +3.25%) due 04/30/2026		104,495	103,450
			217,144
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.60% (1 ML +3.50%) due 04/10/2028		100,000	100,063
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.59% (1 ML +2.50%) due 09/18/2026		86,275	85,982
Building & Construction Products-Misc. — 0.0%
ACProducts Holdings, Inc. FRS BTL-B 4.42% (3 ML +4.25%) due 05/17/2028		150,000	149,187
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.60% (1 ML +2.50%) due 02/01/2027		123,125	121,909
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 04/12/2028		196,757	196,462
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024		288,000	283,000
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025		235,927	233,804
			516,804
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B 2.32% (1 ML +2.25%) due 07/17/2025		144,900	142,817
UPC Financing Partnership FRS BTL 3.07% (1 ML +3.00%) due 01/31/2029		160,000	158,933
			301,750
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.34% (1 WL +2.25%) due 09/15/2023		77,729	77,606
Caesars Resort Collection LLC FRS BTL-B 2.85% (1 ML +2.75%) due 12/23/2024		143,194	141,896
			219,502
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.87% (3 ML +3.69%) due 01/31/2026		96,500	95,569
Chemicals-Specialty — 0.1%
Axalta Coating Systems US Holdings, Inc. FRS BTL-B2 1.90% (3 ML +1.75%) due 06/01/2024		977,293	970,312
Diamond BC BV FRS BTL 3.19% (3 ML +3.00%) due 09/06/2024		110,975	110,264
Starfruit US HoldCo. LLC FRS BTL-B 2.84% (1 ML +2.75%) due 10/01/2025		120,052	119,062
Starfruit US HoldCo. LLC FRS BTL-B 5.00% (USFRBPLR +1.75%) due 10/01/2025		18,625	18,471
			1,218,109
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.25%) due 03/03/2025		170,148	155,791

Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025		242,865	241,246
Techem Verwaltungsgesellschaft FRS BTL-B4 2.38% (3 ME +2.38%) due 07/15/2025	EUR	70,979	83,132
WW International, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 04/13/2028		100,000	100,187
			580,356
Commercial Services-Finance — 0.2%
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML +2.75%) due 06/07/2023		277,982	277,133
Trans Union LLC FRS 1st Lien 1.85% (1 ML +1.75%) due 11/16/2026		880,455	874,126
WEX, Inc. FRS BTL 2.35% (1 ML +2.25%) due 03/31/2028		244,388	242,555
			1,393,814
Computer Services — 0.0%
Peraton Corp. FRS BTL-B 4.50% (1 ML +3.75%) due 02/01/2028		99,750	99,984
Tempo Acquisition LLC FRS BTL-B 3.35% (1 ML +3.25%) due 11/02/2026		185,979	186,119
			286,103
Containers-Paper/Plastic — 0.0%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML +3.50%) due 03/02/2028		84,035	83,667
Proampac PG Borrower LLC FRS BTL 4.50% (1 ML +3.75%) due 11/03/2025		27,624	27,636
Proampac PG Borrower LLC FRS BTL 4.50% (2 ML +3.75%) due 11/03/2025		49,172	49,192
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML +3.75%) due 11/03/2025		23,204	23,214
Reynolds Group Holdings, Inc. FRS BTL 2.85% (1 ML +2.75%) due 02/05/2023		90,841	90,626
			274,335
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.33% (1 ML +2.25%) due 04/07/2025		66,452	63,739
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026		162,942	163,375
			227,114
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 3.35% (1 ML +3.25%) due 02/06/2026		197,508	196,427
Diagnostic Equipment — 0.0%
Avantor Funding, Inc. FRS BTL-B4 3.25% (1 ML +2.25%) due 11/08/2027		114,425	114,425
LifeScan Global Corp. FRS BTL-B 6.20% (3 ML +6.00%) due 10/01/2024		82,500	81,641
			196,066
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.60% (1 ML +3.50%) due 12/17/2026		118,206	117,599
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.10% (1 ML +4.00%) due 10/16/2026		133,313	133,396
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024		219,251	215,620
UKG, Inc. FRS BTL 4.00% (3 ML +3.25%) due 05/04/2026		99,251	99,266
			448,282
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL 2.85% (1 ML +2.75%) due 03/13/2028		99,750	99,263

Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.10% (1 ML +3.00%) due 06/15/2025	97,000	95,848
FleetCor Technologies Operating Co., LLC FRS BTL-B4 coupon TBD due 04/28/2028	485,000	483,636
		579,484
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	262,350	263,323
Food-Baking — 0.0%
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	38,803	38,603
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	103,109	102,577
		141,180
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 1.85% (1 ML +1.75%) due 01/15/2027	98,750	97,392
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.35% (1 ML +2.25%) due 01/29/2027	99,000	97,453
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.10% (1 ML +2.00%) due 09/13/2026	132,638	130,579
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	190,313	188,766
Scientific Games International, Inc. FRS BTL-B5 2.85% (1 ML +2.75%) due 08/14/2024	110,984	110,152
		298,918
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 3.85% (1 ML +3.75%) due 08/13/2026	147,000	146,908
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 2.93% (3 ML +2.75%) due 04/25/2025	169,750	167,752
USI, Inc. FRS BTL 3.15% (3 ML +3.00%) due 05/16/2024	105,875	104,854
		272,606
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.60% (1 ML +3.50%) due 02/15/2027	99,496	98,302
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.10% (1 ML +3.00%) due 11/03/2023	192,843	191,728
Asurion LLC FRS BTL-B1 3.35% (1 ML +3.25%) due 12/23/2026	99,500	98,303
Sedgwick Claims Management Services, Inc. FRS BTL 3.35% (1 ML +3.25%) due 12/31/2025	97,500	96,403
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.85% (1 ML +3.75%) due 09/03/2026	161,700	161,386
		547,820
Investment Management/Advisor Services — 0.0%
Russell Investments US Institutional Holdco, Inc. FRS BTL 4.50% (3 ML +3.50%) due 05/30/2025	125,000	124,219
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL coupon TBD due 05/28/2028	100,000	99,729
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025	97,510	96,535
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 1.85% (1 ML +1.75%) due 03/01/2027	121,263	119,834
RBS Global, Inc. FRS BTL-B 1.85% (1 ML +1.75%) due 08/21/2024	73,077	72,975

Vertical Midco GmbH BTL-B 4.48% (6 ML +4.25%) due 07/30/2027		263,017	263,236
			456,045
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		80,829	80,324
Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 3.59% (1 ML +3.50%) due 09/30/2026		296,510	295,620
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.85% (1 ML +3.75%) due 10/10/2025		112,125	95,727
LGC Group Holdings, Ltd. FRS BTL-B 2.75% (1 ME +2.75%) due 04/21/2027	EUR	100,000	117,117
Quintiles IMS, Inc. FRS BTL-B 1.85% (1 ML +1.75%) due 03/07/2024		262,127	260,598
			473,442
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 3.10% (1 ML +3.00%) due 06/02/2025		72,243	71,926
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (3 ML +5.00%) due 03/27/2028		178,897	173,642
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028		100,000	100,357
Organon and Co. FRS BTL coupon TBD due 06/02/2028		125,000	125,045
			470,970
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.88% (1 ML +3.38%) due 12/23/2027		99,750	98,725
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%) due 10/01/2027		99,749	99,936
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028		93,250	93,133
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024		102,743	102,614
Private Equity — 0.0%
SS&C European Holdings SARL FRS BTL-B4 1.85% (1 ML +1.75%) due 04/16/2025		16,955	16,752
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024		153,800	152,911
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL 7.25% (USFRBPLR +4.00%) due 12/31/2025		97,762	97,824
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. FRS BTL-B 5.00% (3 ML +4.25%) due 04/15/2028		100,000	100,354
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.75% (1 ML +3.00%) due 10/19/2027		110,270	110,195
Retail-Automobile — 0.0%
Belron Finance US LLC FRS BTL-B 3.25% (3 ML +2.75%) due 04/13/2028		99,750	99,334
Retail-Building Products — 0.1%
LBM Acquisition LLC FRS BTL-B2 coupon TBD due 12/17/2027		66,667	66,083
LBM Acquisition LLC FRS BTL-B2 coupon TBD due 12/17/2027		33,333	33,042
SRS Distribution, Inc. FRS BTL-B coupon TBD due 06/02/2028		110,000	109,845

White Cap Buyer LLC FRS BTL-B 4.50% (3 ML +4.00%) due 10/19/2027		104,475	104,573
			313,543
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.18% (3 ML +5.00%) due 04/16/2026		125,807	122,662
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028		100,000	100,031
Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL coupon TBD due 03/31/2026		99,835	99,835
Retail-Restaurants — 0.1%
KFC Holding Co. FRS BTL-B 1.83% (1 ML +1.75%) due 03/15/2028		542,003	542,003
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B 5.00% (3 ML +4.25%) due 03/06/2028		104,475	104,997
Security Services — 0.0%
Verisure Holding AB FRS BTL-B 3.50% (3 ME +3.50%) due 07/20/2026	EUR	115,000	135,867
Verisure Holding AB FRS BTL 3.50% (3 ME +3.50%) due 03/27/2028	EUR	100,000	118,160
			254,027
Technology Services — 0.0%
Ingram Micro, Inc. FRS BTL-B coupon TBD due 06/30/2028		110,000	110,138
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.07% (1 ML +2.00%) due 04/30/2028		100,000	98,547
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.35% (1 ML +2.25%) due 03/15/2027		98,500	97,130
Television — 0.0%
Gray Television, Inc. FRS BTL-C 2.59% (1 ML +2.50%) due 01/02/2026		84,964	84,504
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025		84,695	74,461
Transactional Software — 0.0%
Poaris Newco, LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028		105,000	105,239
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. FRS BTL 1.84% (1 ML +1.75%) due 08/01/2027		1,180,084	1,162,594
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B4 2.10% (1 ML +2.00%) due 08/10/2027		113,850	113,107
Total Loans (cost $16,984,315)			16,920,363
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
Banks-Special Purpose — 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		341,000	340,556
Korea Development Bank Senior Notes 0.50% due 10/27/2023		200,000	200,002
			540,558
Sovereign — 3.6%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		200,000	212,860
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*		235,000	249,123
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		200,000	208,250
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		200,000	215,232
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	830,000	549,672
Dominican Republic Senior Notes 4.88% due 09/23/2032		150,000	154,880
Dominican Republic Senior Notes 6.40% due 06/05/2049*		1,110,000	1,196,247

Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*		350,000	380,320
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030		200,000	201,886
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		200,000	217,318
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	10,630,000	2,251,053
Finance Department Government of Sharjah Senior Notes 3.63% due 03/10/2033*		520,000	525,091
Government of Bermuda Senior Notes 2.38% due 08/20/2030*		200,000	199,500
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	540,000	681,092
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	626,873
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	645,000	757,785
Government of Romania Notes 2.75% due 04/14/2041	EUR	255,000	300,119
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	255,000	331,033
Government of Romania Senior Notes 4.00% due 02/14/2051*		200,000	209,892
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	1,095,466
Government of Ukraine Senior Notes 6.88% due 05/21/2029*		200,000	207,536
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	208,240
Government of Ukraine Senior Notes 7.75% due 09/01/2023		100,000	107,733
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		200,000	200,000
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030		200,000	225,720
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	585,000	686,325
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*		1,314,000	1,276,485
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		200,000	215,250
People’s Republic of China Senior Notes 2.25% due 10/21/2050*		200,000	188,507
Republic of Angola Senior Notes 8.00% due 11/26/2029		325,000	333,086
Republic of Angola Senior Notes 8.25% due 05/09/2028		200,000	208,564
Republic of Argentina Senior Notes 1.00% due 07/09/2029		15,093	5,716
Republic of Argentina Senior Notes 1.00% due 01/09/2038(5)		200,000	75,600
Republic of Argentina Senior Notes 5.00% due 07/09/2035(5)		442,724	140,127
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	1,005,000	1,064,408
Republic of Chile Senior Notes 3.10% due 05/07/2041		1,024,000	1,025,526
Republic of Colombia Senior Notes 3.13% due 04/15/2031		400,000	391,856
Republic of Colombia Senior Notes 3.88% due 04/25/2027		1,650,000	1,753,059
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	990,000	1,222,069
Republic of Ecuador Senior Notes 0.50% due 07/31/2035(5)		200,000	137,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		80,000	73,800
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		290,000	291,282
Republic of Ghana Senior Notes 8.63% due 04/07/2034*		200,000	206,308
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		200,000	252,500
Republic of Guatemala Senior Notes 4.90% due 06/01/2030		200,000	225,000

Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	1,075,000	1,245,099
Republic of Indonesia Senior Notes 2.63% due 06/14/2023	EUR	110,000	136,818
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		100,000	159,981
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		200,000	210,928
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	220,000
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	410,000	509,736
Republic of Panama Senior Notes 3.87% due 07/23/2060		1,070,000	1,092,288
Republic of Panama Senior Notes 4.30% due 04/29/2053		200,000	221,736
Republic of Peru Senior Notes 3.30% due 03/11/2041		335,000	338,169
Republic of Senegal Senior Notes 4.75% due 03/13/2028	EUR	200,000	246,994
Republic of Senegal Senior Notes 6.25% due 05/23/2033		480,000	505,814
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		200,000	126,000
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	1,085,000	1,284,956
Republic of the Philippines Senior Notes 3.70% due 03/01/2041		200,000	216,352
Republic of Turkey Senior Notes 4.25% due 03/13/2025		200,000	196,000
Republic of Turkey Senior Notes 11.88% due 01/15/2030		50,000	69,031
Russian Federation Senior Notes 4.38% due 03/21/2029		200,000	225,254
Russian Federation Bonds 5.90% due 03/12/2031	RUB	142,880,000	1,793,713
State of Qatar Senior Notes 3.75% due 04/16/2030*		200,000	226,290
State of Qatar Senior Notes 4.82% due 03/14/2049		200,000	257,250
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*		200,000	224,000
United Mexican States Senior Notes 1.13% due 01/17/2030	EUR	210,000	244,239
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	1,305,000	1,475,775
United Mexican States Senior Notes 2.66% due 05/24/2031		200,000	195,578
United Mexican States Senior Notes 3.75% due 04/19/2071		500,000	457,200
United Mexican States Senior Notes 4.28% due 08/14/2041		766,000	804,384
United Mexican States Senior Notes 4.75% due 03/08/2044		90,000	99,381
United Mexican States Bonds 7.75% due 05/29/2031	MXN	69,067,700	3,657,255
			37,725,610
Total Foreign Government Obligations (cost $38,334,035)			38,266,168
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(12)		1,359	12,230
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(7)(12)		11,973	10,057
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc. †(7)(12)		3,065	521
Total Common Stocks (cost $52,566)			22,808
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		200,000	208,400
Cellular Telecom — 0.0%
Vodafone Group PLC 5.13% due 06/04/2081		43,000	43,525
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(13)		1,210,000	1,324,950
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)		151,000	163,646

UBS Group AG 7.00% due 02/19/2025(13)	450,000	518,625
		2,007,221
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	112,000	117,229
Electric-Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	66,000	67,142
CMS Energy Corp. 4.75% due 06/01/2050	87,000	96,951
Dominion Resources, Inc. 5.75% due 10/01/2054	95,000	103,761
		267,854
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	132,000	141,674
Prudential Financial, Inc. 5.70% due 09/15/2048	68,000	79,767
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	104,358
		325,799
Insurance-Multi-line — 0.0%
Allianz SE 3.50% due 11/17/2025*(13)	200,000	206,750
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	294,000	268,240
Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(13)	200,000	207,520
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(13)	150,000	164,334
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)	108,000	83,160
Enterprise Products Operating LLC 5.25% due 08/16/2077	85,000	89,183
		172,343
Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 5.13% due 09/24/2080*	206,000	219,647
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	199,000	211,736
Transport-Equipment & Leasing — 0.0%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	200,000	214,526
Total Preferred Securities/Capital Securities (cost $4,322,743)		4,635,124
WARRANTS— 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(7)(12) (cost $296)	3,100	34
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(7)	22	264
Paragon Offshore Finance Co. FRS Escrow Loans†(7)	587	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)	1,269	9
Total Escrows and Litigation Trusts (cost $1,849)		273
Total Long-Term Investment Securities (cost $1,158,050,404)		1,193,084,843
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(14) (cost $15,944,195)	15,944,195	15,944,195
REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(18)	740,000	740,000
Barclays Capital, Inc. Joint Repurchase Agreement(18)	535,000	535,000
BNP Paribas SA Joint Repurchase Agreement(18)	465,000	465,000
Deutsche Bank AG Joint Repurchase Agreement(18)	765,000	765,000
RBS Securities, Inc. Joint Repurchase Agreement(18)	755,000	755,000
Total Repurchase Agreements (cost $3,260,000)		3,260,000
TOTAL INVESTMENTS (cost $1,177,254,599)	118.3%	1,212,289,038
Liabilities in excess of other assets	(18.3)	(187,485,807)
NET ASSETS	100.0%	$1,024,803,231

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $187,064,245 representing 18.3% of net assets.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation

(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2021.
(6)	Collateralized Loan Obligation
(7)	Securities classified as Level 3 (see Note 1).
(8)	Principal amount of security is adjusted for inflation.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2021, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	$36,240	$10,057	$0.84	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	12,230	9.00	0.00
Hi-Crush, Inc.	01/29/2021	3,065	4,043	521	0.17	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	34	0.01	0.00
				$22,842		0.00%

(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	The rate shown is the 7-day yield as of June 30, 2021.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements
AUD	— Australian Dollar
BRL	— Brazilian Real
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— Euro Currency
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TBD	— Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on the FRS and VRS are the current interest rates at June 30, 2021 and unless otherwise indicated, the dates shown are the original maturity dates.

Index Legend

1 ME – 1 Month Euribor

1 ML – 1 Month USD LIBOR

1WL – 1 Week USD LIBOR

3 ME – 3 Month Euribor

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

12 MTA – 12 Month USD Treasury Average Index

1 Yr USTYCR – 1 Year US Treasury Curve Rate

COFI – 11th District Cost of Funds

USFRBPLR – US Federal Reserve Bank Prime Loan Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
50	Long	Euro-OAT	September 2021	$9,393,468	$9,429,085	$35,617
462	Short	U.S. Treasury 5 Year Notes	September 2021	57,168,725	57,024,516	144,209
24	Long	U.S. Treasury Long Bonds	September 2021	3,753,992	3,858,000	104,008
23	Long	U.S. Treasury Ultra Bonds	September 2021	4,389,500	4,431,813	42,313
						$326,147

						Unrealized
						(Depreciation)
58	Short	Australian 10 Year Bonds	September 2021	$6,139,794	$6,141,313	$(1,519)
2	Short	Euro Buxl 30 Year Bonds	September 2021	474,347	481,984	(7,637)
50	Short	Euro BTP	September 2021	8,916,536	8,976,721	(60,185)
108	Short	Euro Bund	September 2021	21,988,610	22,104,612	(116,002)
45	Short	Long Gilt	September 2021	7,923,885	7,974,032	(50,147)
122	Long	U.S. Treasury 2 Year Notes	September 2021	26,907,344	26,879,078	(28,266)
341	Short	U.S. Treasury 10 Year Notes	September 2021	44,993,421	45,182,500	(189,079)
243	Short	U.S. Treasury 10 Year Ultra Bonds	September 2021	35,297,601	35,770,359	(472,758)
						$(925,593)
		Net Unrealized Appreciation (Depreciation)				$(599,446)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	MXN	49,880,000	USD	2,497,221	09/15/2021	$18,136	$-
BNP Paribas SA	EUR	583,000	USD	696,962	07/30/2021	5,269	-
Citibank N.A	EUR	9,937,000	USD	12,103,733	09/15/2021	302,999	-
Goldman Sachs International	BRL	5,845,000	USD	1,144,978	09/15/2021	-	(19,544)
	RUB	76,950,000	USD	1,042,189	09/15/2021	1,820	-
						1,820	(19,544)
JPMorgan Chase Bank N.A.	EUR	281,000	USD	342,680	09/15/2021	8,977	-

Morgan Stanley & Co., Inc	AUD	812,000	USD	630,183	09/15/2021	21,032	-
	EUR	255,000	USD	311,067	09/15/2021	8,240	-
						29,272	-
Unrealized Appreciation (Depreciation)						$366,473	$(19,544)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

						Value(4)
Centrally Cleared Credit Default Swaps on Credit Indices —Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.00)%	Quarterly	06/20/2026	0.00%	$1,115	$(90,633)	$(23,045)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:	$-	$137,339,549	$-	137,339,549
U.S. Corporate Bonds & Notes	-	286,737,894	-	286,737,894
Foreign Corporate Bonds & Notes	-	57,953,299	-	57,953,299
U.S. Government Agencies	-	264,385,075	-	264,385,075
U.S. Government Treasuries	-	382,273,961	-	382,273,961
Municipal Bond & Notes	-	4,550,295	-	4,550,295
Loans	-	16,920,363	-	16,920,363
Foreign Government Obligations	-	38,266,168	-	38,266,168
Common Stocks:
Coal	-	12,230	-	12,230
Other Industries	-	-	10,578	10,578
Preferred Securities/Capital Securities	-	4,635,124	-	4,635,124
Warrants	-	-	34	34
Escrows and Litigation Trusts	-	-	273	273
Short-Term Investment Securities	15,944,195	-	-	15,944,195
Repurchase Agreements	-	3,260,000	-	3,260,000
Total Investments at Value	$15,944,195	$1,196,333,958	$10,885	$1,212,289,038

Other Financial Instruments:†
Futures Contracts	$326,147	$-	$-	$326,147
Forward Foreign Currency Contracts	-	366,473	-	366,473
Total Other Financial Instruments	$326,147	$366,473	$-	$692,620

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$925,593	$-	$-	$925,593
Forward Foreign Currency Contracts	-	19,544	-	19,544
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	-	23,045	-	23,045
Total Other Financial Instruments	$925,593	$42,589	$-	$968,182

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Wellington Real Return Portfolio

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(13)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS — 30.0%
Sovereign — 30.0%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(1)	AUD	11,800,000	$10,455,934
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(1)	AUD	2,855,000	3,214,145
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	3,500,000	3,003,504
Federal Republic of Germany Bonds 0.10% due 04/15/2023(1)	EUR	17,819,811	21,710,914
Government of Canada Bonds 2.00% due 12/01/2041(1)	CAD	13,375,768	15,052,412
Government of France Bonds 0.10% due 03/01/2025(1)	EUR	5,067,266	6,392,912
Government of France Bonds 0.10% due 07/25/2031*(1)	EUR	7,621,650	10,436,448
Government of France Bonds 0.25% due 07/25/2024(1)	EUR	15,253,617	19,322,319
Government of France Bonds 2.10% due 07/25/2023*(1)	EUR	6,891,386	8,826,077
Government of Japan Bonds 0.10% due 03/10/2025(1)	JPY	472,338,400	4,321,814
Government of Japan Bonds 0.10% due 03/10/2027(1)	JPY	2,091,257,768	19,249,473
Government of Japan Bonds 0.10% due 03/10/2028(1)	JPY	363,218,400	3,351,176
Government of New Zealand Notes 2.00% due 09/20/2025(1)	NZD	2,317,000	2,015,863
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	1,210,000	1,815,772
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	440,000	509,622
Republic of Italy Senior Notes 2.35% due 09/15/2024*(1)	EUR	18,479,658	24,548,039
Republic of Italy Senior Notes 2.60% due 09/15/2023*(1)	EUR	8,993,411	11,641,266
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(1)	GBP	9,683,622	14,613,795
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026(1)	GBP	5,806,122	9,284,138
United Kingdom Gilt Treasury Bonds
2.50% due 07/17/2024(1)	GBP	3,603,000	17,809,932
Total Foreign Government Obligations (cost $195,333,993)			207,575,555
U.S. GOVERNMENT AGENCIES — 3.0%
Federal Home Loan Mtg. Corp. — 1.0%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K740, Class X1 0.85% due 09/25/2027(2)(3)(4)		4,069,394	173,053
Series KG04, Class X1 0.94% due 11/25/2030(2)(3)(4)		7,351,991	497,715
Series K122, Class X1 0.97% due 11/25/2030(2)(3)(4)		1,109,184	79,366
Series K119, Class X1 1.03% due 09/25/2030(2)(3)(4)		15,723,839	1,173,242
Series K121, Class X1 1.12% due 11/25/2053(2)(3)(4)		2,032,101	165,834
Series K114, Class X1 1.21% due 06/25/2030(2)(3)(4)		6,272,396	557,362
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(5)		961,002	964,748
Series 2018-HQA1, Class M2 2.39% (1 ML+2.30%) due 09/25/2030(5)		2,329,386	2,362,898
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(5)		1,118,456	1,129,987
			7,104,205
Federal National Mtg. Assoc. — 2.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2 2.24% (1 ML+2.15%) due 10/25/2030(5)		2,700,245	2,733,182
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(5)		219,578	221,143
Series 2018-C02, Class 2M2 2.29% (1 ML+2.20%) due 08/25/2030(5)		2,378,369	2,404,078
Series 2018-C01, Class 1M2 2.34% (1 ML+2.25%) due 07/25/2030(5)		2,507,255	2,541,989
Series 2018-C05, Class 1M2 2.44% (1 ML+2.35%) due 01/25/2031(5)		2,860,078	2,894,359
Series 2018-R07, Class 1M2 2.49% (1 ML+2.40%) due 04/25/2031*(5)		246,636	247,990
Series 2018-C04, Class 2M2 2.64% (1 ML+2.55%) due 12/25/2030(5)		2,528,123	2,573,223
			13,615,964
Total U.S. Government Agencies (cost $20,690,839)			20,720,169

U.S. GOVERNMENT TREASURIES — 49.7%
United States Treasury Bonds TIPS(1) — 2.0%
0.25% due 02/15/2050	4,687,563	5,314,525
0.75% due 02/15/2045	1,768,681	2,184,275
0.88% due 02/15/2047	2,521,703	3,248,301
1.00% due 02/15/2048	1,320,857	1,763,929
1.00% due 02/15/2049	1,082,200	1,459,138
		13,970,168
United States Treasury Notes TIPS(1) — 47.7%
0.13% due 07/15/2026	24,253,213	26,559,163
0.13% due 07/15/2030	35,221,973	38,882,214
0.25% due 07/15/2029	51,534,663	57,357,140
0.38% due 01/15/2027	21,834,016	24,170,085
0.50% due 01/15/2028	3,701,671	4,151,559
0.63% due 01/15/2026(12)	59,110,875	65,648,476
0.75% due 07/15/2028	13,890,616	15,944,908
0.88% due 01/15/2029(12)	83,640,881	96,820,854
		329,534,399
Total U.S. Government Treasuries (cost $329,767,091)		343,504,567
ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	289,957	286,483
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 1.06% (3 ML+0.87%) due 04/20/2028*(6)	2,172,901	2,168,618
Atrium XIII FRS Series 13A, Class A1 1.35% (3 ML+1.18%) due 11/21/2030*(6)	3,700,000	3,701,084
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.32% (3 ML+1.13%) due 04/19/2034*(6)	1,370,000	1,369,655
BANK VRS Series 2019-BN18, Class XA 1.05% due 05/15/2062(2)(3)(4)	6,965,722	419,574
BANK VRS Series 2020-BN29, Class XA 1.46% due 11/15/2053(2)(3)(4)	7,194,235	741,953
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 2.69% due 08/25/2035(2)(5)	691,728	701,217
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(2)(3)(4)	7,610,979	577,563
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(2)(3)(4)	2,712,457	324,410
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.35% (3 ML+1.15%) due 04/19/2034*(6)	1,980,000	1,979,497
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 1.18% (3 ML+1.00%) due 01/15/2031*(6)	1,970,951	1,967,520
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	804,541	817,814
CSMC Trust VRS Series 2021-RPL4, Class A1
1.80% due 12/27/2060*(2)(5)	224,474	224,787
CSMC Trust VRS Series 2021-RPL2, Class M3 3.49% due 01/25/2060*(2)(5)	279,423	290,712
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(2)(3)(4)	2,092,569	214,286
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 1.15% (3 ML+0.97%) due 04/15/2031*(6)	2,045,000	2,047,824
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 1.28% (3 ML+1.10%) due 01/15/2031*(6)	2,500,000	2,501,658
LCM XX LP FRS Series -20A, Class AR 1.23% (3 ML+1.04%) due 10/20/2027*(6)	1,122,089	1,122,208
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(5)(7)	462,033	462,519
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(6)	820,000	819,795
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 0.98% (3 ML+0.80%) due 01/15/2028*(6)	1,985,725	1,987,260
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	600,000	601,771
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(5)	831,023	829,681
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(5)(7)	420,000	419,459
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(5)(7)	693,591	696,978
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(5)(7)	912,439	911,094
PRPM LLC Series 2020-6, Class A1 2.36% due 11/25/2025*(5)(7)	255,438	256,041

Regatta VI Funding, Ltd. FRS Series 2016-1A, Class AR2 1.29% (3 ML+1.16%) due 04/20/2034*(6)	1,450,000	1,449,636
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.23% (3 ML + 1.15%) due 07/15/2035*(6)	845,000	844,920
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.19% (3 ML + 1.11%) due 07/15/2036*(6)	1,425,000	1,424,667
Sound Point CLO, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(6)	1,620,000	1,619,584
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(2)(5)	258,389	258,269
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	580,000	608,674
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(5)	1,600,234	1,632,994
Traingle Re, Ltd. FRS Series 2020-1, Class M1A 3.09% (1 ML+3.00%) due 10/25/2030*(5)	481,428	481,987
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(5)(7)	236,689	236,761
Venture CLO, Ltd. FRS Series 2021-43A, Class A1 1.43% (3 ML+1.24%) due 04/15/2034*(6)	640,000	639,836
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(5)(7)	247,201	247,293
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(5)	585,049	585,241
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(5)(7)	798,827	799,601
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML + 1.17%) due 07/20/2032*(6)	1,285,000	1,284,670
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	515,000	521,464
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	204,488	212,131
Total Asset Backed Securities (cost $41,200,446)		41,289,189
U.S. CORPORATE BONDS & NOTES — 2.7%
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	237,000	249,371
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	890,000	917,812
Cable/Satellite TV — 0.1%
CSC Holdings LLC Company Guar. Notes
3.38% due 02/15/2031*	870,000	822,072
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,200,000	1,224,000
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	875,000	895,221
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	888,000	921,531
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	202,000	215,130
		1,136,661
Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,300,000	1,279,548
Finance-Leasing Companies — 0.2%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,000,000	1,007,940
Food-Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,110,000	1,196,591
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	870,000	852,426
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	830,000	869,425
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	200,000	202,794

Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029		815,000	896,312
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029		696,000	704,700
Oil Companies-Exploration & Production — 0.2%
Hess Corp. Senior Notes 7.88% due 10/01/2029		925,000	1,262,193
Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027		1,250,000	1,270,474
Pipelines — 0.2%
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038		1,100,000	1,368,501
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*		633,000	661,707
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*		500,000	497,480
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		1,200,000	1,299,024
Total U.S. Corporate Bonds & Notes (cost $18,566,508)			18,614,252
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Danske Bank A/S Senior Notes 0.50% due 08/27/2025	EUR	1,000,000	1,197,489
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 0.77% due 11/13/2031	EUR	1,000,000	1,184,757
Energy-Alternate Sources — 0.0%
FS Luxembourg SARL Senior Sec. Notes 10.00% due 12/15/2025*		200,000	223,752
Networking Products — 0.0%
Nokia Oyj Senior Notes 4.38% due 06/12/2027		195,000	215,399
Oil Companies-Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		1,035,000	1,159,562
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031		610,000	592,615
			1,752,177
SupraNational Banks — 0.3%
Inter-American Development Bank Senior Notes
3.15% due 06/26/2029	AUD	2,880,000	2,407,645
Total Foreign Corporate Bonds & Notes (cost $6,981,804)			6,981,219
LOANS(9)(10)(11) — 4.9%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.69% (3 ML +3.50%)
due 08/21/2026		280,013	273,187
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 2.35% (1 ML +2.25%) due 12/09/2025		291,788	287,249
Airlines — 0.1%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027		120,000	126,675
United Airlines, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 04/21/2028		139,650	141,346
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026		152,675	149,507
			417,528
Apparel Manufacturers — 0.0%
Birkenstock GmbH & Co. FRS BTL-B coupon TBD due 04/28/2028		135,000	134,798
Applications Software — 0.1%
RealPage, Inc. FRS 1st Lien 3.75% (1 ML +3.25%) due 04/24/2028		225,000	224,241

SS&C Technologies, Inc. FRS BTL-B5 1.85% (1 ML +1.75%) due 04/16/2025		626,868	619,638
			843,879
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 2.44% (3 ML +2.25%) due 11/13/2025		185,250	184,169
Auto/Truck Parts & Equipment-Original — 0.1%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	241,688	284,233
Clarios Global LP FRS BTL-B 3.35% (1 ML +3.25%) due 04/30/2026		181,731	179,914
			464,147
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.60% (1 ML +3.50%) due 04/10/2028		135,000	135,084
Bicycle Manufacturing — 0.0%
SRAM LLC FRS BTL-B coupon TBD due 05/18/2028		100,000	99,875
Broadcast Services/Program — 0.0%
NEP Group, Inc. FRS BTL 3.35% (1 ML +3.25%) due 10/20/2025		107,250	104,569
Nexstar Broadcasting, Inc. FRS BTL-B4 2.59% (1 ML +2.50%) due 09/18/2026		168,235	167,664
			272,233
Building & Construction Products-Misc. — 0.0%
ACProducts Holdings, Inc. FRS BTL-B 4.42% (3 ML +4.25%) due 05/17/2028		265,000	263,565
Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.85% (1 ML +1.75%) due 03/01/2027		177,750	175,655
Building Products-Cement — 0.1%
Quikrete Holdings, Inc. FRS 1st Lien 2.60% (1 ML +2.50%) due 02/01/2027		347,122	343,694
Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 04/12/2028		884,975	883,648
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%)
due 03/06/2025		298,522	295,835
Cable/Satellite TV — 0.2%
Cable One, Inc. FRS BTL-B4 2.10% (1 ML +2.00%) due 05/03/2028		245,000	243,622
CSC Holdings LLC FRS BTL 2.32% (1 ML +2.25%) due 01/15/2026		610,938	601,487
UPC Financing Partnership FRS BTL 3.07% (1 ML +3.00%) due 01/31/2029		240,000	238,400
			1,083,509
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.34% (1 WL +2.25%) due 09/15/2023		245,970	245,579
Caesars Resort Collection LLC FRS BTL-B 2.85% (1 ML +2.75%) due 12/23/2024		340,302	337,219
			582,798
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.87% (3 ML +3.69%) due 01/31/2026		194,950	193,070
Chemicals-Specialty — 0.1%
ASP Unifrax Holdings, Inc. FRS BTL-B1 3.90% (3 ML +3.75%) due 12/12/2025		313,163	308,205
Diamond BC BV FRS BTL 3.19% (3 ML +3.00%) due 09/06/2024		194,458	193,213
Element Solutions, Inc. FRS BTL-B 2.10% (1 ML +2.00%) due 01/31/2026		165,772	165,496
Starfruit US HoldCo. LLC FRS BTL-B 2.84% (1 ML +2.75%) due 10/01/2025		103,785	102,928

Starfruit Finco BV FRS BTL-B 3.00% (2 ML +3.00%) due 10/01/2025	EUR	94,413	111,274
Starfruit US HoldCo. LLC FRS BTL-B 5.00% (USFRBPLR +1.75%) due 10/01/2025		16,102	15,969
			897,085
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.25%) due 03/03/2025		196,705	180,108
Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025		170,603	169,466
Ensemble RCM LLC FRS BTL 3.94% (3 ML +3.75%) due 08/03/2026		114,418	114,441
WW International, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 04/13/2028		140,000	140,262
			604,277
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 3.36% (1 ML +3.25%) due 12/22/2023		179,680	179,186
WEX, Inc. FRS BTL 2.35% (1 ML +2.25%) due 03/31/2028		289,275	287,105
			466,291
Computer Services — 0.1%
Peraton Corp. FRS BTL-B 4.50% (1 ML +3.75%) due 02/01/2028		144,638	144,977
Science Applications International Corp. FRS BTL-B 1.98% (1 ML +1.88%) due 10/31/2025		370,500	369,574
Tempo Acquisition LLC FRS BTL-B 3.35% (1 ML +3.25%) due 11/02/2026		128,409	128,505
			643,056
Consulting Services — 0.0%
AlixPartners LLP FRS BTL-B 3.25% (1 ML +2.75%) due 02/04/2028		224,438	223,378
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 1.85% (1 ML +1.75%) due 02/04/2027		86,629	85,898
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 3.10% (1 ML +3.00%)
due 11/07/2025		194,351	192,373
Berlin Packaging LLC FRS 1st Lien 3.15% (3 ML +3.00%) due 11/07/2025		135	134
			192,507
Containers-Paper/Plastic — 0.1%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML +3.50%) due 03/02/2028		194,706	193,854
Proampac PG Borrower LLC FRS BTL 4.50% (1 ML +3.75%) due 11/03/2025		73,000	73,030
Proampac PG Borrower LLC FRS BTL 4.50% (2 ML +3.75%) due 11/03/2025		129,944	129,998
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML +3.75%) due 11/03/2025		61,320	61,346
Reynolds Group Holdings, Inc. FRS BTL 2.85% (1 ML +2.75%) due 02/05/2023		74,377	74,201
			532,429
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026		355,509	356,455
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 3.35% (1 ML +3.25%) due 02/06/2026		261,697	260,266
Evertec Group LLC FRS BTL-B 3.60% (1 ML +3.50%) due 11/27/2024		311,107	310,589
			570,855
Diagnostic Equipment — 0.1%
Avantor Funding, Inc. FRS BTL 3.00% (1 ML +2.00%) due 11/21/2024		38,860	38,840

Avantor Funding, Inc. FRS BTL-B4 3.25% (1 ML +2.25%) due 11/08/2027		273,625	273,625
Avantor Funding, Inc. FRS BTL-B coupon TBD due 06/12/2028	EUR	100,000	118,787
			431,252
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.60% (1 ML +3.50%) due 12/17/2026		142,832	142,098
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.10% (1 ML +2.00%) due 01/15/2027		265,275	263,135
Univar Solutions USA, Inc. FRS BTL-B5 2.10% (1 ML +2.00%) due 07/01/2026		98,500	98,119
			361,254
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.10% (1 ML +4.00%) due 10/16/2026		202,438	202,564
MA FinanceCo. LLC FRS BTL-B 2.85% (1 ML +2.75%) due 06/21/2024		24,267	23,948
Seattle SpinCo, Inc. FRS BTL-B3 2.85% (1 ML +2.75%) due 06/21/2024		163,879	161,728
UKG, Inc. FRS 1st Lien 3.85% (1 ML +3.75%) due 05/04/2026		98,250	98,250
UKG, Inc. FRS BTL 4.00% (3 ML +3.25%) due 05/04/2026		99,251	99,267
			585,757
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL 2.85% (1 ML +2.75%) due 03/13/2028		139,650	138,968
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.10% (1 ML +3.00%) due 06/15/2025		292,462	288,989
FleetCor Technologies Operating Co., LLC FRS BTL-B4 coupon TBD due 04/28/2028		155,000	154,564
			443,553
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%)
due 04/09/2027		306,900	308,038
Food-Baking — 0.1%
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025		79,781	79,370
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025		211,999	210,906
			290,276
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 3.59% (1 ML +3.50%) due 10/01/2025		146,250	145,671
Aramark Services, Inc. FRS BTL-B1 1.85% (1 ML +1.75%) due 03/11/2025		375,000	370,547
			516,218
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.35% (1 ML +2.25%) due 01/29/2027		108,900	107,198
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.85% (1 ML +1.75%) due 06/27/2023		307,603	304,527
US Foods, Inc. FRS BTL-B 2.10% (1 ML +2.00%) due 09/13/2026		167,025	164,432
			468,959
Gambling (Non-Hotel) — 0.0%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024		91,310	90,568
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 3.85% (1 ML +3.75%) due 08/13/2026		298,900	298,713

Golf — 0.0%
MajorDrive Holdings IV LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/01/2028		165,000	165,103
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 1.84% (1 ML +1.75%) due 06/22/2026		136,839	135,642
Industrial Automated/Robotic — 0.0%
Concorde Midco, Ltd. FRS BTL-B 4.00% (6 ME +4.00%) due 03/01/2028	EUR	100,000	118,427
Industrial Gases — 0.1%
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/02/2026	EUR	76,852	90,737
Messer Industries USA, Inc. FRS BTL 2.65% (3 ML +2.50%) due 03/02/2026		195,275	193,810
			284,547
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 2.93% (3 ML +2.75%) due 04/25/2025		267,419	264,271
USI, Inc. FRS BTL 3.15% (3 ML +3.00%) due 05/16/2024		268,038	265,453
			529,724
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.60% (1 ML +3.50%) due 02/15/2027		159,194	157,284
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B1 3.35% (1 ML +3.25%) due 12/23/2026		161,772	159,826
Asurion LLC FRS BTL-B3 5.35% (1 ML +5.25%) due 01/31/2028		145,000	146,051
Sedgwick Claims Management Services, Inc. FRS BTL 3.35% (1 ML +3.25%) due 12/31/2025		521,625	515,757
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.85% (1 ML +3.75%) due 09/03/2026		196,000	195,619
			1,017,253
Internet Content-Entertainment — 0.0%
Adevinta ASA FRS BTL-B coupon TBD
due 06/26/2028	EUR	100,000	118,427
Internet Security — 0.0%
Proofpoint, Inc. FRS 1st Lien coupon TBD due 06/09/2028		160,000	159,025
Investment Management/Advisor Services — 0.1%
NFP Corp. FRS BTL 3.35% (1 ML +3.25%) due 02/15/2027		126,742	124,860
Russell Investments US Institutional Holdco, Inc. FRS BTL 4.50% (3 ML +3.50%) due 05/30/2025		250,000	248,438
			373,298
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL coupon TBD due 05/28/2028		200,000	199,458
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025		98,000	97,020
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp. FRS BTL-B 2.10% (1 ML +2.00%) due 10/01/2025		179,179	178,149
Verical Midco Gmbh FRS BTL-B 4.48% (6 ML +4.25%) due 07/30/2027		218,354	218,536
			396,685
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		244,936	243,405
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.59% (1 ML +3.50%) due 09/30/2026		394,020	392,838

Medical Labs & Testing Services — 0.2%
Envision Healthcare Corp. FRS 1st Lien 3.85% (1 ML +3.75%) due 10/10/2025		672,750	574,360
ICON Luxembourg SARL FRS BTL coupon TBD due 07/03/2028		100,000	100,188
LGC Group Holdings, Ltd. FRS BTL-B 2.75% (1 ME +2.75%) due 04/21/2027	EUR	100,000	117,118
Quintiles IMS, Inc. FRS BTL-B 1.85% (1 ML +1.75%) due 03/07/2024		200,000	198,833
			990,499
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 2.88% (1 ML +2.75%) due 01/04/2026		122,188	121,424
Medical-Drugs — 0.2%
Bausch Health Americas, Inc. FRS BTL 2.85% (1 ML +2.75%) due 11/27/2025		645,000	639,983
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (3 ML +5.00%) due 03/27/2028		170,359	165,355
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028		230,000	230,821
Organon and Co. FRS BTL coupon TBD due 06/02/2028		375,000	375,134
			1,411,293
Medical-Hospitals — 0.2%
Surgery Center Holdings, Inc. FRS BTL 4.50% (1 ML +3.75%) due 08/31/2026		475,097	476,879
Universal Health Services, Inc. FRS BTL-B 1.85% (1 ML +1.75%) due 10/31/2025		541,125	539,321
			1,016,200
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.88% (1 ML +3.38%) due 12/23/2027		124,688	123,406
ADMI Corp. FRS BTL coupon TBD due 12/23/2027		100,000	99,812
			223,218
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%)
due 10/01/2027		214,174	214,576
Multimedia— 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028		93,250	93,133
Patient Monitoring Equipment — 0.0%
Insulet Corp. FRS BTL-B 3.75% (1 ML +3.25%) due 05/04/2028		100,000	100,063
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024		71,164	71,075
Pipelines — 0.1%
BCP Raptor II LLC FRS BTL 4.85% (1 ML +4.75%) due 11/03/2025		328,238	321,161
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024		170,056	167,187
Grizzly Finco FRS BTL 3.45% (3 ML +3.25%) due 10/01/2025		228,538	226,456
Lower Cadence Holdings LLC FRS BTL-B 4.10% (1 ML +4.00%) due 05/22/2026		98,248	97,542
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML +3.25%) due 10/30/2024		145,844	144,604
			956,950
Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024		750,000	745,664
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML +2.25%) due 10/15/2025		196,451	195,759

Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 1.84% (1 ML +1.75%) due 12/20/2024		150,000	148,650
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 1.85% (1 ML +1.75%) due 10/31/2025		1,351,775	1,356,633
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. FRS BTL-B 5.00% (3 ML +4.25%) due 04/15/2028		220,000	220,779
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.75% (1 ML +3.00%) due 10/19/2027		222,608	222,456
Retail-Automobile — 0.0%
Belron Finance US LLC FRS BTL-B 3.25% (3 ML +2.75%) due 04/13/2028		119,700	119,201
Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B 2.60% (1 ML +2.50%) due 05/19/2028		297,221	295,549
LBM Acquisition LLC FRS BTL-B2 coupon TBD due 12/17/2027		143,333	142,079
LBM Acquisition LLC FRS BTL-B2 coupon TBD due 12/17/2027		71,667	71,040
SRS Distribution, Inc. FRS BTL-B coupon TBD due 06/02/2028		295,000	294,585
White Cap Buyer LLC FRS BTL-B 4.50% (3 ML +4.00%) due 10/19/2027		119,400	119,512
			922,765
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.18% (3 ML +5.00%) due 04/16/2026		196,000	191,100
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028		100,000	100,031
Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL coupon TBD due 03/31/2026		154,744	154,744
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML +2.75%) due 02/05/2025		286,847	285,905
Restaurant Brands International FRS BTL-B 1.85% (1 ML +1.75%) due 11/19/2026		268,887	264,812
			550,717
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B 5.00% (3 ML +4.25%) due 03/06/2028		243,775	244,993
Security Services — 0.1%
Verisure Holding AB FRS BTL-B 3.50% (3 ME +3.50%) due 07/20/2026	EUR	155,000	183,125
Verisure Holding AB FRS BTL 3.50% (3 ME +3.50%) due 03/27/2028	EUR	305,000	360,388
			543,513
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 2.13% (1 ML +2.00%) due 11/17/2025		396,630	395,515
Technology Services — 0.0%
Ingram Micro, Inc. FRS BTL-B coupon TBD due 06/30/2028		175,000	175,219
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML +3.00%) due 11/15/2024		170,592	170,379
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.35% (1 ML +2.25%) due 03/15/2027		167,450	165,121
Television — 0.1%
Gray Television, Inc. FRS BTL-C 2.59% (1 ML +2.50%) due 01/02/2026		556,516	553,501

Theaters — 0.1%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025	604,594	531,539
Therapeutics — 0.0%
Horizon Therapeutics USA, Inc. FRS BTL-B 2.50% (1 ML +2.00%) due 03/15/2028	164,588	163,647
Transactional Software — 0.0%
Polaris Newco LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028	240,000	240,546
Transport-Services — 0.0%
Savage Enterprises LLC FRS BTL-B 3.11% (1 ML +3.00%) due 08/01/2025	168,646	168,514
Transport-Truck — 0.0%
Pods, LLC FRS BTL-B 3.75% (1 ML +3.00%) due 03/31/2028	99,750	99,542
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.84% (1 ML +1.75%) due 08/01/2027	237,258	233,741
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B 1.85% (1 ML +1.75%) due 02/15/2024	109,564	108,643
Go Daddy Operating Co. LLC FRS BTL-B4 2.10% (1 ML +2.00%) due 08/10/2027	113,850	113,107
		221,750
Total Loans (cost $34,329,859)		34,111,592
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.† (cost $0)	56	232
ESCROWS AND LITIGATION TRUSTS— 0.0%
ION Media Networks, Inc.†(8) (cost $0)	233	2,802
Total Long-Term Investment Securities (cost $646,870,540)		672,799,577
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(14)	1,910,000	1,910,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	1,385,000	1,385,000
BNP Paribas SA Joint Repurchase Agreement(14)	1,200,000	1,200,000
Deutsche Bank AG Joint Repurchase Agreement(14)	1,955,000	1,955,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	1,940,000	1,940,000
Total Repurchase Agreements (cost $8,390,000)		8,390,000
TOTAL INVESTMENTS (cost $655,260,540)	98.5%	681,189,577
Other assets less liabilities	1.5	10,649,164
NET ASSETS	100.0%	$691,838,741

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $107,612,691 representing 15.6% of net assets.
†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2021.
(8)	Securities classified as Level 3 (see Note 1).
(9)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 2 for details of Joint Repurchase Agreements.
AUD	— Australian Dollar
BTL	— Bank Term Loan
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation

EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
TBD	— Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at June 30, 2021 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month Libor

1 WL — 1 Week Libor

2 ML — 2 Month Libor

3 ME — 3 Month Euribor

3 ML — 3 Month Libor

6 ME — 6 Month Euribor

6 ML — 6 Month Libor

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
63	Long	Euro-OAT	September 2021	$11,835,867	$11,880,647	$44,780
696	Short	U.S. Treasury 5 Year Notes	September 2021	86,128,510	85,907,063	221,447
91	Long	U.S. Treasury Long Bonds	September 2021	14,311,229	14,628,250	317,021
119	Long	U.S. Treasury 10 Year Notes	September 2021	15,701,168	15,767,500	66,332
						$649,580

						Unrealized (Depreciation)
77	Short	Australian 10 Year Bonds	September 2021	$8,151,021	$8,153,122	$(2,101)
163	Short	Canadian 10 Year Bonds	September 2021	18,911,202	19,135,011	(223,809)
31	Short	Euro-BTP	September 2021	5,526,571	5,565,567	(38,996)
72	Short	Euro-Bund	September 2021	14,658,997	14,736,408	(77,411)
61	Short	Long Gilt	September 2021	10,741,163	10,809,244	(68,081)
52	Short	U.S. Treasury 10 Year Ultra Bonds	September 2021	7,540,551	7,654,563	(114,012)
50	Short	U.S. Treasury Ultra Bonds	September 2021	9,232,698	9,634,375	(401,677)
						$(926,087)
		Net Unrealized Appreciation (Depreciation)				$(276,507)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	92,160,519	USD	110,175,597	07/30/2021	$832,891	$-
Goldman Sachs International	AUD	24,908,170	USD	18,893,793	07/30/2021	211,278	—
JPMorgan Chase Bank	GBP	29,994,000	USD	41,875,103	07/30/2021	380,880	—
Morgan Stanley & Co., Inc.	JPY	2,949,383,000	USD	26,616,458	07/30/2021	62,069	—
	NZD	2,602,000	USD	1,838,417	07/30/2021	19,733	—
						81,802	—
Toronto Dominion Bank	CAD	18,014,000	USD	14,627,809	07/30/2021	95,917	—
Unrealized Appreciation (Depreciation)						$1,602,768	$—

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$-	$207,575,555	$-	$207,575,555
U.S. Government Agencies	—	20,720,169	—	20,720,169
U.S. Government Treasuries	—	343,504,567	—	343,504,567
Asset Backed Securities	—	41,289,189	—	41,289,189
U.S. Corporate Bonds & Notes	—	18,614,252	—	18,614,252
Foreign Corporate Bonds & Notes	—	6,981,219	—	6,981,219
Loans	-	34,111,592	—	34,111,592
Common Stocks	232	—	—	232
Escrows and Litigation Trusts	-	—	2,802	2,802
Repurchase Agreements	-	8,390,000	-	8,390,000
Total Investments at Value	$232	$681,186,543	$2,802	$681,189,577

Other Financial Instruments:†
Futures Contracts	$649,580	$—	—	$649,580
Forward Foreign Currency Contracts	-	1,602,768	-	1,602,768
	$649,580	$1,602,768	$-	$2,252,348
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$926,087	$-	$-	$926,087

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.  There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio Of Investments — June 30, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.3%
Aerospace/Defense — 2.6%
Raytheon Technologies Corp.	119,906	$10,229,181
Banks-Super Regional — 3.7%
Wells Fargo & Co.	322,777	14,618,570
Chemicals-Diversified — 2.7%
FMC Corp.	98,031	10,606,954
Computer Software — 2.7%
Teradata Corp.†	207,720	10,379,768
Diversified Banking Institutions — 14.4%
Bank of America Corp.	357,841	14,753,784
Citigroup, Inc.	195,953	13,863,675
JPMorgan Chase & Co.	81,413	12,662,978
Morgan Stanley	161,978	14,851,763
		56,132,200
Electric-Integrated — 7.8%
AES Corp.	348,744	9,091,756
FirstEnergy Corp.	401,475	14,938,885
NextEra Energy, Inc.	32,494	2,381,160
PG&E Corp.†	398,788	4,055,674
		30,467,475
Engineering/R&D Services — 0.4%
Technip Energies NV ADR†	123,868	1,689,560
Gold Mining — 3.1%
Barrick Gold Corp.	577,411	11,940,860
Instruments-Controls — 2.2%
Honeywell International, Inc.	38,334	8,408,563
Insurance-Multi-line — 3.4%
MetLife, Inc.	219,403	13,131,270
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	25,154	5,474,265
Medical Products — 2.6%
Baxter International, Inc.	127,104	10,231,872
Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	172,722	11,541,284
Medical-HMO — 5.5%
Centene Corp.†	184,985	13,490,956
Humana, Inc.	18,113	8,018,988
		21,509,944
Metal-Copper — 2.7%
Freeport-McMoRan, Inc.	281,072	10,430,582
Networking Products — 3.4%
Cisco Systems, Inc.	252,080	13,360,240
Oil Companies-Integrated — 1.2%
Chevron Corp.	46,379	4,857,737
Oil Refining & Marketing — 2.7%
Marathon Petroleum Corp.	177,389	10,717,843
Oil-Field Services — 2.0%
TechnipFMC PLC†	877,688	7,943,076
Pharmacy Services — 2.7%
Cigna Corp.	44,814	10,624,055
Pipelines — 2.7%
Williams Cos., Inc.	400,429	10,631,390
Retail-Building Products — 3.8%
Lowe's Cos., Inc.	76,657	14,869,158
Retail-Catalog Shopping — 2.6%
Qurate Retail, Inc., Series A	787,404	10,307,118
Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	70,154	10,027,111
Semiconductor Equipment — 2.7%
Applied Materials, Inc.	73,414	10,454,154
Telecom Equipment-Fiber Optics — 2.2%
Corning, Inc.	206,706	8,454,275
Telephone-Integrated — 4.3%
Verizon Communications, Inc.	297,253	16,655,086
Tobacco — 3.8%
Philip Morris International, Inc.	147,728	14,641,322
Transport-Rail — 3.4%
CSX Corp.	219,870	7,053,429
Union Pacific Corp.	27,932	6,143,085
		13,196,514
Total Common Stocks (cost $254,547,435)		383,531,427
PREFERRED SECURITIES — 0.5%
Retail-Catalog Shopping — 0.5%
Qurate Retail, Inc. 8.00% (cost $3,480,429)	18,906	2,046,574
Total Long-Term Investment Securities (cost $258,027,864)		385,578,001
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $4,586,000 and collateralized by $3,041,800 of United States Treasury Notes, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $4,677,835 (cost $4,586,000)	$4,586,000	4,586,000
TOTAL INVESTMENTS (cost $262,613,864)	100.0%	390,164,001
Liabilities in excess of other assets	(0.0)	(78,377)
NET ASSETS	100.0%	$390,085,624

†	Non-income producing security

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$383,531,427	$-	$-	$383,531,427
Preferred Securities	2,046,574	—	—	2,046,574
Repurchase Agreements	-	4,586,000	-	4,586,000
Total Investments at Value	$385,578,001	$4,586,000	$-	$390,164,001

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) — 100.0%
Domestic Equity Investment Companies — 60.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	333,521	$7,964,478
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,056,957	21,836,740
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,443,096	24,951,123
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	104,745	2,835,450
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	273,199	5,354,692
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	309,079	4,871,083
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	217,857	7,285,129
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	188,170	13,535,046
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	167,929	3,195,686
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	274,301	4,235,201
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	644,277	14,882,787
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	169,687	3,795,901
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	174,572	3,461,753
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	311,833	4,116,197
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	473,585	13,023,578
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	307,961	7,535,811
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	457,287	18,204,596
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	175,061	4,938,476
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	243,439	6,687,276
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	604,093	20,823,075
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	413,151	7,858,137
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	428,649	7,968,589
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	221,136	3,425,398
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	221,677	3,533,532
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	82,986	3,025,652
Total Domestic Equity Investment Companies (cost $175,697,146)		219,345,386
Domestic Fixed Income Investment Companies — 17.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	680,919	10,799,380
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	877,053	10,621,116
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	148,376	1,523,822
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	8,030	84,152
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	685,945	9,610,083
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	838,465	9,374,044
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	590,033	6,325,156
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	913,319	8,804,395
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,202,485	6,938,339
Total Domestic Fixed Income Investment Companies (cost $63,003,497)		64,080,487
International Equity Investment Companies — 21.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,764,214	18,347,830
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	305,555	5,677,212
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	438,613	9,197,716
SunAmerica Series Trust SA International Index Portfolio, Class 1	342,131	4,591,405
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	573,428	6,267,570
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,182,332	13,951,515
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	381,860	5,880,640
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,250,611	14,306,995
Total International Equity Investment Companies (cost $65,673,961)		78,220,883
TOTAL INVESTMENTS (cost $304,374,604)	100.0%	361,646,756
Liabilities in excess of other assets	(0.0)	(142,898)
NET ASSETS	100.0%	$361,503,858

#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$361,646,756	$—	$—	$361,646,756

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

SEASONS SERIES TRUST SA ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 50.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	427,981	$10,220,176
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,312,528	27,116,836
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,852,715	32,033,444
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	153,982	4,168,289
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	282,863	5,544,118
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	366,687	5,778,990
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	286,405	9,577,378
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	246,412	17,724,451
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	258,005	4,909,832
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	353,963	5,465,182
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	863,193	19,939,765
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	226,131	5,058,561
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	251,223	4,981,750
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	386,405	5,100,540
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	615,440	16,924,590
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	397,307	9,722,099
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	579,016	23,050,620
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	226,699	6,395,180
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	304,171	8,355,589
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	735,292	25,345,499
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	596,076	11,337,373
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	541,060	10,058,306
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	262,466	4,065,595
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	300,613	4,791,763
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	108,503	3,956,005
Total Domestic Equity Investment Companies (cost $217,506,426)		281,621,931
Domestic Fixed Income Investment Companies — 32.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,193,690	34,791,920
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,859,671	46,740,611
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	165,593	1,700,645
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	16,020	167,895
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,100,618	15,419,653
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,823,679	20,388,730
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,639,633	17,576,861
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,572,769	34,441,494
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,794,446	10,353,954
Total Domestic Fixed Income Investment Companies (cost $175,413,367)		181,581,763
International Equity Investment Companies — 17.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,140,106	22,257,099
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	380,641	7,072,309
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	531,773	11,151,286
SunAmerica Series Trust SA International Index Portfolio, Class 1	414,577	5,563,629
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	724,634	7,920,253
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,426,236	16,829,589
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	440,470	6,783,236
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,544,910	17,673,774
Total International Equity Investment Companies (cost $77,906,037)		95,251,175
TOTAL INVESTMENTS (cost $470,825,830)	100.0%	558,454,869
Liabilities in excess of other assets	(0.0)	(212,227)
NET ASSETS	100.0%	$558,242,642

#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust, and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$558,454,869	$—	$—	$558,454,869

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) — 100.0%
Domestic Equity Investment Companies — 44.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	157,249	$3,755,103
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	699,262	14,446,751
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,046,003	18,085,389
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	61,903	1,675,702
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	151,821	2,975,695
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	189,084	2,979,960
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	160,003	5,350,485
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	127,957	9,203,948
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	128,779	2,450,663
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	191,316	2,953,914
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	111,633	2,497,223
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	124,824	2,475,265
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	184,384	2,433,873
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	318,164	8,749,510
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	194,022	4,747,727
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	337,339	13,429,464
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	118,795	3,351,209
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	162,423	4,461,764
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	355,537	12,255,359
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	340,789	6,481,808
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	455,559	10,523,402
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	267,279	4,968,721
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	156,606	2,425,821
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	146,966	2,342,640
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	61,071	2,226,666
Total Domestic Equity Investment Companies (cost $113,496,414)		147,248,062
Domestic Fixed Income Investment Companies — 42.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,735,701	27,528,212
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,269,403	39,592,468
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	303,941	3,121,478
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,745	112,612
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	584,097	8,183,204
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,264,263	14,134,463
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,378,767	14,780,385
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,958,188	28,516,932
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	933,236	5,384,773
Total Domestic Fixed Income Investment Companies (cost $137,033,224)		141,354,527
International Equity Investment Companies — 13.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,027,747	10,688,568
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	167,448	3,111,175
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	233,568	4,897,926
SunAmerica Series Trust SA International Index Portfolio, Class 1	187,406	2,514,987
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	347,749	3,800,900
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	644,106	7,600,450
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	210,883	3,247,605
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	698,458	7,990,363
Total International Equity Investment Companies (cost $36,496,459)		43,851,974
TOTAL INVESTMENTS (cost $287,026,097)	100.0%	332,454,563
Liabilities in excess of other assets	(0.0)	(136,511)
NET ASSETS	100.0%	$332,318,052

#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$332,454,563	$—	$—	$332,454,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 33.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	97,194	$2,320,981
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	409,157	8,453,193
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	600,571	10,383,874
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	39,581	1,071,456
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	101,483	1,989,060
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	108,605	1,711,622
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	98,928	3,308,164
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	75,276	5,414,607
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	82,591	1,571,704
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	109,725	1,694,158
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	290,157	6,702,622
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	69,409	1,552,669
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	89,837	1,781,470
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	109,913	1,450,854
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	186,368	5,125,120
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	111,459	2,727,403
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	205,741	8,190,566
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	66,241	1,868,672
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	90,149	2,476,390
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	209,532	7,222,580
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	201,213	3,827,075
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	180,237	3,350,611
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	91,463	1,416,760
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	91,175	1,453,327
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	39,245	1,430,888
Total Domestic Equity Investment Companies (cost $68,864,030)		88,495,826
Domestic Fixed Income Investment Companies — 57.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,870,856	29,671,770
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,746,769	45,373,369
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	548,497	5,633,061
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,577	47,964
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	343,395	4,810,970
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,349,539	15,087,844
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,471,475	15,774,208
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,472,690	33,476,728
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	548,058	3,162,294
Total Domestic Fixed Income Investment Companies (cost $149,031,111)		153,038,208
International Equity Investment Companies — 9.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	536,451	5,579,095
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	100,413	1,865,681
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	125,273	2,626,982
SunAmerica Series Trust SA International Index Portfolio, Class 1	102,316	1,373,076
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	212,565	2,323,332
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	368,508	4,348,390
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	111,241	1,713,109
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	434,299	4,968,378
Total International Equity Investment Companies (cost $20,531,722)		24,798,043
TOTAL INVESTMENTS (cost $238,426,863)	100.0%	266,332,077
Liabilities in excess of other assets	(0.0)	(111,034)
NET ASSETS	100.0%	$266,221,043

#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$266,332,077	$—	$—	$266,332,077

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2021 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Large Cap Growth Portfolios used option contracts to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity and SA Multi-Managed Income used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Repurchase Agreements

As of June 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.12%	$125,000
SA Multi-Managed Moderate Growth	0.27	275,000
SA Multi-Managed Income/Equity	0.30	310,000
SA Multi-Managed Income	0.16	165,000
SA Multi-Managed Large Cap Value	0.97	1,000,000
SA Multi-Managed Mid Cap Growth	0.20	205,000
SA Multi-Managed Diversified Fixed Income	0.72	740,000
SA Wellington Real Return	1.85	1,910,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $103,265,000, a repurchase price of $103,265,115, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$93,941,000	$105,369,908

As of June 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.12%	$90,000
SA Multi-Managed Moderate Growth	0.27	200,000
SA Multi-Managed Income/Equity	0.30	225,000
SA Multi-Managed Income	0.16	120,000
SA Multi-Managed Large Cap Value	0.97	725,000
SA Multi-Managed Mid Cap Growth	0.20	150,000
SA Multi-Managed Diversified Fixed Income	0.71	535,000
SA Wellington Real Return	1.85	1,385,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,104, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.00%	02/15/2047	$63,750,000	$76,446,450

As of June 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.12%	$80,000
SA Multi-Managed Moderate Growth	0.27	175,000
SA Multi-Managed Income/Equity	0.30	195,000
SA Multi-Managed Income	0.15	100,000
SA Multi-Managed Large Cap Value	0.97	630,000
SA Multi-Managed Mid Cap Growth	0.20	130,000
SA Multi-Managed Diversified Fixed Income	0.72	465,000
SA Wellington Real Return	1.85	1,200,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,072, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.63%	12/31/2027	$68,601,600	$66,260,664

As of June 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.13%	$140,000
SA Multi-Managed Moderate Growth	0.28	295,000
SA Multi-Managed Income/Equity	0.30	320,000
SA Multi-Managed Income	0.17	180,000
SA Multi-Managed Large Cap Value	0.98	1,025,000
SA Multi-Managed Mid Cap Growth	0.21	220,000
SA Multi-Managed Diversified Fixed Income	0.73	765,000
SA Wellington Real Return	1.86	1,955,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $105,000,000, a repurchase price of $105,000,117, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.63%	02/28/2023	$102,096,000	$107,115,489

As of June 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.12%	$125,000
SA Multi-Managed Moderate Growth	0.27	280,000
SA Multi-Managed Income/Equity	0.30	315,000
SA Multi-Managed Income	0.16	165,000
SA Multi-Managed Large Cap Value	0.97	1,015,000
SA Multi-Managed Mid Cap Growth	0.20	210,000
SA Multi-Managed Diversified Fixed Income	0.72	755,000
SA Wellington Real Return	1.85	1,940,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $105,000,000 a repurchase price of $105,000,117, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	08/15/2026	$50,440,000	$52,192,130
U.S. Treasury Notes	2.88	07/31/2025	50,000,000	54,957,042

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended June 30, 2021, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2021	Purchases	Sales	Gain/Loss	Gain (Loss)	2021
American International Group, Inc.	$4,843	$-	$648,049	$54,807	$25,859	$(3,741)	$21,085	$694,341

SA Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$8,996,533	$1,681,646	$40,692	$(163)	$ 162,056	$10,799,380
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	7,128,811	480,504	28,685	5,460	378,388	7,964,478
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	9,003,628	1,459,297	39,358	630	196,919	10,621,116
SA Multi-Managed International Equity Portfolio, Class 1	—	—	16,487,842	1,162,151	69,377	5,366	761,848	18,347,830
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	19,039,736	1,318,594	828,716	131,857	2,175,269	21,836,740
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	22,469,710	1,530,911	91,391	(4,538)	1,046,431	24,951,123
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,450,139	178,792	10,673	2,961	214,231	2,835,450
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	5,180,864	335,237	420,013	51,215	207,389	5,354,692
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	4,428,361	312,887	18,678	2,018	146,495	4,871,083
SA Wellington Real Return Portfolio, Class 1	—	—	570,338	946,308	5,412	225	12,363	1,523,822
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	6,094,996	424,633	25,349	5,974	784,875	7,285,129
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	11,864,967	804,566	798,030	244,257	1,419,286	13,535,046
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,379,144	201,142	562,008	274,273	(96,865)	3,195,686
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	84,232	—	—	—	(80)	84,152
SA Emerging Market Equity Index, Class 1	—	—	5,100,552	357,585	21,347	4,043	236,379	5,677,212
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	7,870,432	1,492,251	35,356	1,809	280,947	9,610,083
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,449,505	1,542,911	14,332	1,155	255,962	4,235,201
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	8,116,994	581,076	34,688	8,612	525,722	9,197,716
SA Fixed Income Index Portfolio, Class 1	—	—	7,269,629	1,961,410	37,927	3,989	176,943	9,374,044
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,575,307	1,738,994	26,415	905	36,365	6,325,156
SA Franklin Small Company Value Portfolio, Class 1	—	—	4,284,966	245,840	764,676	89,868	(60,097)	3,795,901
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	3,037,771	212,316	12,675	3,006	221,335	3,461,753
SA International Index Portfolio, Class 1	—	—	4,100,875	290,538	17,344	3,306	214,030	4,591,405
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,633,536	257,014	15,343	3,411	237,579	4,116,197
SA Janus Focused Growth Portfolio, Class 1	—	—	6,306,526	435,806	26,016	11,669	807,826	7,535,811
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,635,256	413,457	24,682	8,802	234,737	6,267,570
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	16,652,032	1,117,452	616,708	76,401	975,419	18,204,596
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	7,566,966	1,097,552	32,687	2,070	170,494	8,804,395
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,311,980	312,886	18,678	6,429	325,859	4,938,476
SA Large Cap Growth Index Portfolio, Class 1	—	—	5,641,298	379,934	22,681	9,699	679,026	6,687,276
SA Large Cap Index Portfolio, Class 1	—	—	19,641,376	1,338,001	1,827,059	682,672	988,085	20,823,075
SA Large Cap Value Index Portfolio, Class 1	—	—	7,053,837	491,680	29,352	6,263	335,709	7,858,137
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	13,825,066	916,312	654,701	34,275	761,835	14,882,787
SA MFS Blue Chip Growth, Class 1	—	—	6,704,000	458,155	27,350	7,844	825,940	7,968,589
SA Mid Cap Index Portfolio, Class 1	—	—	3,125,799	201,141	12,008	3,484	106,982	3,425,398
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	12,323,948	871,613	52,033	5,469	802,518	13,951,515
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	11,388,632	782,217	46,696	8,398	891,027	13,023,578
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	8,341,316	1,195,373	2,822,304	342,270	(118,316)	6,938,339
SA Putnam International Growth and Income Portfolio, Class 1	—	—	12,960,165	916,311	54,701	2,749	482,471	14,306,995
SA Small Cap Index Portfolio, Class 1	—	—	3,186,656	223,491	13,342	5,752	130,975	3,533,532
SA Templeton Foreign Value Portfolio, Class 1	—	—	5,330,340	379,935	22,681	2,836	190,210	5,880,640
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	2,613,667	201,143	12,008	4,644	218,206	3,025,652
	$—	$—	$320,227,728	$31,249,062	$10,234,172	$2,061,365	$18,342,773	$361,646,756

† Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Net Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$31,827,365	$2,962,766	$545,943	$16,669	$531,063	$34,791,920
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	9,725,618	132,220	155,984	28,384	489,938	10,220,176
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	42,752,417	3,817,020	727,923	25,519	873,578	46,740,611
SA Multi-Managed International Equity Portfolio, Class 1	—	—	21,322,433	293,820	346,630	82,640	904,836	22,257,099
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	25,468,577	348,910	1,661,623	508,752	2,452,220	27,116,836
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	31,752,349	422,365	1,598,281	40,070	1,416,941	32,033,444
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	3,850,529	55,091	64,993	24,275	303,387	4,168,289
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	5,817,737	73,456	636,658	77,617	211,966	5,544,118
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	6,239,212	77,127	740,990	172,239	31,402	5,778,990
SA Wellington Real Return Portfolio, Class 1	—	—	1,672,084	25,709	30,330	1,066	32,116	1,700,645
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	8,530,903	117,527	138,652	28,964	1,038,636	9,577,378
SunAmerica Series Trust							—
SA AB Growth Portfolio, Class 1	—	—	16,657,570	224,037	1,414,306	503,642	1,753,508	17,724,451
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	5,600,447	66,110	1,052,992	513,481	(217,214)	4,909,832
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	168,055	—	—	—	(160)	167,895
SA Emerging Market Equity Index, Class 1	—	—	6,779,045	91,818	108,322	19,541	290,227	7,072,309
SA Federated Corporate Bond Portfolio, Class 1	—	—	13,687,489	1,502,000	238,308	22,876	445,596	15,419,653
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	3,559,396	1,604,296	71,658	4,828	368,320	5,465,182
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	10,500,154	146,910	173,315	46,097	631,440	11,151,286
SA Fixed Income Index Portfolio, Class 1	—	—	18,744,324	1,529,129	329,299	30,260	414,316	20,388,730
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	16,293,308	1,435,055	277,304	22,529	103,273	17,576,861
SA Franklin Small Company Value Portfolio, Class 1	—	—	6,022,345	69,783	1,082,325	74,260	(25,502)	5,058,561
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	4,658,241	62,436	73,659	16,558	318,174	4,981,750
SA International Index Portfolio, Class 1	—	—	5,298,234	73,456	86,658	13,448	265,149	5,563,629
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,805,782	66,109	77,992	18,534	288,107	5,100,540
SA Janus Focused Growth Portfolio, Class 1	—	—	8,652,677	121,201	142,985	61,896	1,029,310	9,722,099
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	7,619,652	110,181	129,986	45,584	274,822	7,920,253
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	22,604,461	301,165	1,255,296	153,150	1,247,140	23,050,620
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	32,024,146	2,255,420	537,277	20,069	679,136	34,441,494
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	5,969,014	84,473	99,656	34,717	406,632	6,395,180
SA Large Cap Growth Index Portfolio, Class 1	—	—	7,909,697	106,509	575,653	245,842	669,194	8,355,589
SA Large Cap Index Portfolio, Class 1	—	—	25,559,370	346,033	2,675,626	1,006,216	1,109,506	25,345,499
SA Large Cap Value Index Portfolio, Class 1	—	—	10,844,694	146,910	173,315	35,807	483,277	11,337,373
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	19,857,018	260,765	1,307,634	57,716	1,071,900	19,939,765
SA MFS Blue Chip Growth, Class 1	—	—	9,512,995	128,546	701,651	210,673	907,743	10,058,306
SA Mid Cap Index Portfolio, Class 1	—	—	4,364,307	55,091	514,993	165,172	(3,982)	4,065,595
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	15,840,202	220,365	259,973	25,798	1,003,197	16,829,589
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	16,222,943	220,364	759,973	117,633	1,123,623	16,924,590
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	10,128,440	146,910	173,315	13,256	238,663	10,353,954
SA Putnam International Growth and Income Portfolio, Class 1	—	—	17,066,484	238,728	281,637	14,729	635,470	17,673,774
SA Small Cap Index Portfolio, Class 1	—	—	4,611,916	58,764	69,326	19,867	170,542	4,791,763
SA Templeton Foreign Value Portfolio, Class 1	—	—	6,561,194	91,818	108,322	13,432	225,114	6,783,236
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	3,668,388	55,090	64,993	24,367	273,153	3,956,005
	$—	$—	$530,751,212	$20,145,483	$21,465,756	$4,558,173	$24,465,757	$558,454,869

† Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$25,543,926	$2,088,429	$540,447	$16,247	$420,057	$27,528,212
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	3,598,381	39,724	74,433	13,424	178,007	3,755,103
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	36,786,901	2,812,781	773,455	28,770	737,471	39,592,468
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,623,977	112,263	535,354	125,697	361,985	10,688,568
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	13,740,833	146,805	1,025,078	237,884	1,346,307	14,446,751
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	18,287,594	188,256	1,227,747	24,326	812,960	18,085,389
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,559,047	17,271	32,362	9,316	122,430	1,675,702
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,193,839	31,088	408,252	49,635	109,385	2,975,695
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,251,573	31,088	408,252	43,614	61,937	2,979,960
SA Wellington Real Return Portfolio, Class 1	—	—	3,090,534	34,542	64,724	5,044	56,082	3,121,478
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	4,987,897	53,540	300,323	62,950	546,421	5,350,485
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	8,709,015	91,537	771,519	274,206	900,709	9,203,948
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,847,269	25,907	573,543	279,565	(128,535)	2,450,663
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	112,720	—	—	—	(108)	112,612
SA Emerging Market Equity Index, Class 1	—	—	3,001,798	31,088	58,252	10,500	126,041	3,111,175
SA Federated Corporate Bond Portfolio, Class 1	—	—	7,258,727	834,629	158,574	15,070	233,352	8,183,204
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	1,881,494	922,473	44,294	2,595	191,646	2,953,914
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	4,643,128	50,086	93,850	24,612	273,950	4,897,926
SA Fixed Income Index Portfolio, Class 1	—	—	13,307,633	803,713	288,023	26,286	284,854	14,134,463
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,909,478	1,055,440	291,259	23,621	83,105	14,780,385
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,803,639	25,907	348,543	22,673	(6,453)	2,497,223
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	2,331,124	25,907	48,543	10,777	156,000	2,475,265
SA International Index Portfolio, Class 1	—	—	2,411,102	25,906	48,543	7,087	119,435	2,514,987
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,429,678	25,907	173,543	54,423	97,408	2,433,873
SA Janus Focused Growth Portfolio, Class 1	—	—	4,605,498	48,360	465,614	201,422	358,061	4,747,727
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	3,683,073	41,451	77,669	27,220	126,825	3,800,900
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	13,374,910	138,169	908,897	110,379	714,903	13,429,464
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	26,795,283	1,697,063	556,628	20,412	560,802	28,516,932
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,150,003	34,542	64,724	22,407	208,981	3,351,209
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,331,126	44,905	409,142	168,422	326,453	4,461,764
SA Large Cap Index Portfolio, Class 1	—	—	12,844,536	132,969	1,771,965	657,751	392,068	12,255,359
SA Large Cap Value Index Portfolio, Class 1	—	—	6,241,075	65,630	122,976	25,205	272,874	6,481,808
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	10,615,768	108,809	803,881	35,089	567,617	10,523,402
SA MFS Blue Chip Growth, Class 1	—	—	4,757,177	50,086	393,850	115,912	439,396	4,968,721
SA Mid Cap Index Portfolio, Class 1	—	—	2,674,294	25,906	373,543	119,679	(20,515)	2,425,821
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	7,201,185	77,721	145,630	14,190	452,984	7,600,450
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	8,481,999	89,810	468,283	72,036	573,948	8,749,510
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,304,796	58,722	110,031	8,304	122,982	5,384,773
SA Putnam International Growth and Income Portfolio, Class 1	—	—	7,767,897	84,628	158,574	26,092	270,320	7,990,363
SA Small Cap Index Portfolio, Class 1	—	—	2,269,268	22,453	42,071	11,884	81,106	2,342,640
SA Templeton Foreign Value Portfolio, Class 1	—	—	3,162,800	34,542	64,724	7,980	107,007	3,247,605
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	2,080,460	24,179	45,307	16,845	150,489	2,226,666
	$—	$—	$319,652,455	$12,254,232	$15,272,422	$3,029,551	$12,790,747	$332,454,563

† Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$28,395,005	$1,665,237	$868,624	$27,057	$453,095	$29,671,770
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	2,218,901	52,519	68,576	12,566	105,571	2,320,981
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	42,890,658	2,897,856	1,302,937	46,008	841,784	45,373,369
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,559,809	122,545	360,010	45,400	211,351	5,579,095
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	8,167,640	180,898	836,205	268,169	672,691	8,453,193
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	10,544,799	227,581	872,161	14,663	468,992	10,383,874
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,017,461	23,342	55,478	19,432	66,699	1,071,456
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,169,018	43,765	332,146	50,158	58,265	1,989,060
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,920,252	37,930	309,527	31,069	31,898	1,711,622
SA Wellington Real Return Portfolio, Class 1	—	—	5,562,216	128,379	167,629	8,449	101,646	5,633,061
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	3,137,190	70,025	281,434	60,054	322,329	3,308,164
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	5,092,114	113,790	483,580	181,017	511,266	5,414,607
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,764,571	35,012	320,717	156,327	(63,489)	1,571,704
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	48,009	—	—	—	(45)	47,964
SA Emerging Market Equity Index, Class 1	—	—	1,794,818	37,930	49,527	9,134	73,326	1,865,681
SA Federated Corporate Bond Portfolio, Class 1	—	—	4,414,612	385,037	137,151	13,333	135,139	4,810,970
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	1,094,514	525,612	40,647	3,263	111,416	1,694,158
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	2,482,727	55,435	72,385	25,832	135,373	2,626,982
SA Fixed Income Index Portfolio, Class 1	—	—	13,859,756	1,332,618	434,312	43,395	286,387	15,087,844
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	15,016,249	1,100,125	457,171	36,697	78,308	15,774,208
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,848,504	35,012	345,717	41,155	(26,285)	1,552,669
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	1,816,323	37,930	199,527	44,897	81,847	1,781,470
SA International Index Portfolio, Class 1	—	—	1,312,624	29,177	38,098	10,420	58,953	1,373,076
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,467,674	32,094	141,907	41,883	51,110	1,450,854
SA Janus Focused Growth Portfolio, Class 1	—	—	2,576,698	58,354	226,195	86,712	231,834	2,727,403
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,244,368	52,520	68,576	14,015	81,005	2,323,332
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,284,267	177,980	782,395	95,974	414,740	8,190,566
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	31,813,638	1,935,262	960,059	36,679	651,208	33,476,728
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,799,183	40,849	103,337	36,470	95,507	1,868,672
SA Large Cap Growth Index Portfolio, Class 1	—	—	2,354,505	52,519	203,576	84,298	188,644	2,476,390
SA Large Cap Index Portfolio, Class 1	—	—	7,616,722	164,039	1,181,987	433,028	190,778	7,222,580
SA Large Cap Value Index Portfolio, Class 1	—	—	3,676,123	81,695	106,673	22,198	153,732	3,827,075
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	6,772,777	145,886	600,488	26,473	357,974	6,702,622
SA MFS Blue Chip Growth, Class 1	—	—	3,007,795	67,107	87,624	20,139	343,194	3,350,611
SA Mid Cap Index Portfolio, Class 1	—	—	1,591,679	32,095	266,907	91,626	(31,733)	1,416,760
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,109,316	93,366	121,912	12,704	254,916	4,348,390
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	5,238,366	110,873	619,771	97,002	298,650	5,125,120
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	3,106,408	70,025	91,434	3,277	74,018	3,162,294
SA Putnam International Growth and Income Portfolio, Class 1	—	—	5,010,089	110,873	344,771	32,671	159,516	4,968,378
SA Small Cap Index Portfolio, Class 1	—	—	1,575,318	32,094	216,907	58,814	4,008	1,453,327
SA Templeton Foreign Value Portfolio, Class 1	—	—	1,663,927	37,930	49,527	6,330	54,449	1,713,109
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	1,331,659	32,095	41,907	16,095	92,946	1,430,888
	$—	$—	$257,368,282	$12,465,411	$14,249,512	$2,364,883	$8,383,013	$266,332,077

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.